                                                           File No. 333-43515
                                                                        --------
                                                                        811-1978

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
      Pre-Effective Amendment No.                                         / /

      Post-Effective Amendment No. 13                                     /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
      Amendment No.                                                       / /


                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
      Ronald L. Benedict, Corporate Vice President, Counsel and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 410-East
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.


It is proposed that this filing will become effective (check appropriate space):

      ---     immediately upon filing pursuant to paragraph (b) of Rule 485

       x      on April 19, 2002 pursuant to paragraph (b) of Rule 485
      ---     60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
      ---


If appropriate, check the following box:

       x      this post-effective amendment designates a new effective date for
      ---     a previously filed post-effective amendment.

                        OHIO NATIONAL VARIABLE ACCOUNT A


N-4 Item                            Caption in Prospectus
--------                            ---------------------
   1                                Cover Page

   2                                Glossary of Special Terms

   3                                Not applicable

   4                                Not applicable

   5                                Ohio National Life
                                    Ohio National Variable Account A
                                    The Funds

   6                                Deductions and Expenses

   7                                Description of Variable Annuity Contracts

   8                                Annuity Period

   9                                Death Benefit

   10                               Accumulation Period

   11                               Surrender and Partial Withdrawal

   12                               Federal Tax Status

   13                               Not applicable

   14                               Table of Contents

                                    Caption in Statement of Additional Information

   15                               Cover Page

   16                               Table of Contents

   17                               Not applicable

   18                               Custodian
                                    Independent Certified Public Accountants

   19                               See Prospectus (Distribution of Variable Annuity Contracts)
                                    Loans Under Tax-Sheltered Annuities

   20                               Underwriter

   21                               Calculation of Money Market Subaccount Yield
                                    Total Return

   22                               See Prospectus (Annuity Period)

   23                               Financial Statements

                                    Caption in Part C

   24                               Financial Statements and Exhibits

   25                               Directors and Officers of the Depositor

   26                               Persons Controlled by or Under Common Control with the Depositor or
                                    Registrant

   27                               Number of Contractowners

   28                               Indemnification

   29                               Principal Underwriter

   30                               Location of Accounts and Records

   31                               Not applicable

   32                               Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 667-3078

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified retirement plans.

The minimum initial purchase payment is $5,000 ($3,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000.


You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Ohio National Variable Account A ("VAA") and/or the Guaranteed Account. VAA is a separate account of The Ohio National Life Insurance Company. The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., the Dow Target Variable Fund LLC, First American Insurance Portfolios, Inc., Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PBHG Insurance Series Fund, Inc., The Prudential Series Fund, Inc., Salomon Brothers Variable Series Funds Inc, Strong Variable Insurance Funds, Inc., UBS Series Trust and Variable Insurance Products Fund (Fidelity). See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.


You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 6% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 19, 2002. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.


                                 APRIL 19, 2002


Form 8521

                               TABLE OF CONTENTS


Available Funds..........................      2
Fee Table................................      4
  Financial Statements...................     11
Accumulation Unit Values.................     11
  Ohio National Life.....................     18
  Ohio National Variable Account A.......     18
  The Funds..............................     18
  Mixed and Shared Funding...............     19
  Voting Rights..........................     19
Distribution of Variable Annuity
  Contracts..............................     19
Deductions and Expenses..................     20
  Surrender Charge.......................     20
  Contract Administration Charge.........     20
  Deduction for Administrative
     Expenses............................     20
  Deduction for Risk Undertakings........     20
  Transfer Fee...........................     21
  Deduction for State Premium Tax........     21
  Fund Expenses..........................     21
Description of Variable Annuity
  Contracts..............................     21
  10-Day Free Look.......................     21
Accumulation Period......................     22
  Purchase Payments......................     22
  Accumulation Units.....................     22
  Crediting Accumulation Units...........     22
  Allocation of Purchase Payments........     22
  Accumulation Unit Value and
     Accumulation Value..................     22
  Net Investment Factor..................     22
  Surrender and Withdrawal...............     23
  Transfers among Subaccounts............     23
  Electronic Access......................     24
  Scheduled Transfers (Dollar Cost
     Averaging)..........................     24
  Portfolio Rebalancing..................     25
  Nursing Facility Confinement...........     25
  Death Benefit..........................     25
  Guaranteed Account.....................     26
  Optional Guaranteed Minimum Income
     Benefit ("GMIB")....................     27
  Ohio National Life Employee Discount...     28
  Texas State Optional Retirement
     Program.............................     28
Annuity Period...........................     28
  Annuity Payout Date....................     28
  Annuity Options........................     29
  Determination of Amount of the First
     Variable Annuity Payment............     29
  Annuity Units and Variable Payments....     30
  Transfers During Annuity Payout........     30
Other Contract Provisions................     30
  Assignment.............................     30
  Reports and Confirmations..............     31
  Substitution for Fund Shares...........     31
  Contract Owner Inquiries...............     31
  Performance Data.......................     31
Federal Tax Status.......................     32
  Tax-Deferred Annuities.................     33
  Qualified Pension or Profit-Sharing
     Plans...............................     34
  Withholding on Distribution............     34
  Individual Retirement Annuities
     (IRA)...............................     34
IRA Disclosure Statement.................     35
  Free Look Period.......................     35
  Eligibility Requirements...............     35
  Contributions and Deductions...........     35
  IRA for Non-working Spouse.............     36
  Rollover Contribution..................     37
  Premature Distributions................     37
  Distribution at Retirement.............     37
  Inadequate Distributions -- 50% Tax....     38
  Death Benefits.........................     38
  Roth IRAs..............................     38
  Savings Incentive Match Plan for
     Employees (SIMPLE)..................     39
  Reporting to the IRS...................     39
Illustration of IRA Fixed
  Accumulations..........................     40
Statement of Additional Information
  Contents...............................     41


                                AVAILABLE FUNDS


The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.



OHIO NATIONAL FUND, INC.                        INVESTMENT ADVISER (SUBADVISER)
Money Market Portfolio                          Ohio National Investments, Inc.
Equity Portfolio                                (Legg Mason Funds Management, Inc.)
Bond Portfolio                                  Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)       (Suffolk Capital Management, LLC)
S&P 500 Index Portfolio                         Ohio National Investments, Inc.
International Portfolio                         (Federated Global Investment Management Corp.)
International Small Company Portfolio           (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio                  (Jennison Associates LLC)
Discovery (formerly called Small Cap)           (Founders Asset Management LLC)
  Portfolio
Aggressive Growth Portfolio                     (Janus Capital Management LLC)
Growth & Income Portfolio                       (RS Investment Management Co. LLC)
Capital Growth Portfolio                        (RS Investment Management Co. LLC)
High Income Bond Portfolio                      (Federated Investment Counseling)


Form 8521


Equity Income Portfolio                         (Federated Investment Counseling)
Blue Chip Portfolio                             (Federated Investment Counseling)
Core Growth Portfolio                           (Pilgrim Baxter & Associates, Ltd.)
Nasdaq-100 Index Portfolio                      Ohio National Investments, Inc.

Bristol Portfolio (large cap stocks)            (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap          (Suffolk Capital Management, LLC)
  stocks)
THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow(SM) Target 10 Portfolios                (First Trust Advisors L.P.)
The Dow(SM) Target 5 Portfolios                 (First Trust Advisors, L.P.)

*FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
  (CLASS IB)
Corporate Bond Portfolio                        U.S. Bancorp Asset Management, Inc.
Equity Income Portfolio                         U.S. Bancorp Asset Management, Inc.

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund            Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund             Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund               Goldman Sachs Asset Management

JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                                Janus Capital Management LLC
International Growth Portfolio                  Janus Capital Management LLC
Worldwide Growth Portfolio                      Janus Capital Management LLC
Balanced Portfolio                              Janus Capital Management LLC

J.P. MORGAN SERIES TRUST II
J.P. Morgan Mid Cap Value Portfolio             Robert Fleming, Inc.
J.P. Morgan Small Company Portfolio             J.P. Morgan Investment Management Inc.

LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                             Lazard Asset Management
Emerging Markets Portfolio                      Lazard Asset Management

MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
MFS Investors Growth Stock Series               Massachusetts Financial Services Company
MFS Mid Cap Growth Series                       Massachusetts Financial Services Company
MFS New Discovery Series                        Massachusetts Financial Services Company
MFS Total Return Series                         Massachusetts Financial Services Company

PBHG INSURANCE SERIES FUND
PBHG Technology & Communications Portfolio      Pilgrim Baxter & Associates, Ltd.

THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a value and growth fund)    Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a growth        Jennison Associates LLC
  stock fund)

SALOMON BROTHERS VARIABLE SERIES FUNDS INC
Capital Fund                                    Salomon Brothers Asset Management Inc
Total Return Fund                               Salomon Brothers Asset Management Inc
Investors Fund (a capital growth fund)          Salomon Brothers Asset Management Inc

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                   Strong Capital Management, Inc.
Strong Opportunity Fund II (a mid cap/small     Strong Capital Management, Inc.
  cap fund)

UBS SERIES TRUST
Tactical Allocation Portfolio                   UBS Global Asset Management

VARIABLE INSURANCE PRODUCTS FUND SERVICE
CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio (a value fund)      Fidelity Management & Research Company
VIP Mid Cap Portfolio                           Fidelity Management & Research Company
VIP Growth Portfolio                            Fidelity Management & Research Company


* The First American Insurance Portfolios, Inc. are available only in contracts sold through affiliates of their investment adviser.

Form 8521

                                   FEE TABLE

             CONTRACTOWNER TRANSACTION EXPENSES                   YEARS        PAYMENT
             ----------------------------------                   -----        -------
Deferred Sales Load (this "surrender charge" is a percentage
of value withdrawn; the                                            1st            6%
percentage varies with number of years from purchase
  payments to which values relate)                                 2nd            6%
                                                                   3rd            5%
                                                                   4th            4%
                                                                   5th            2%
                                                                   6th            1%
                                                              7th and later       0%

Exchange (transfer) Fee  $10 (currently no charge for the first 12 transfers each contract year)
Annual Contract Fee      $30 (no fee if contract value exceeds $50,000)


VAA ANNUAL EXPENSES (as a percentage of average variable account value or death benefit amount)
Mortality and Expense Risk Fees***                              1.15%
Administrative Expenses                                         0.25%
                                                                ----
Total VAA Annual Expenses (without optional added benefits)     1.40%

Optional annual stepped-up death benefit                        0.05%
Optional guaranteed minimum death benefit                       0.25%
Optional enhanced death benefit                                 0.30%
Optional guaranteed minimum income benefit (percentage of
  guaranteed income base)                                       0.45%
                                                                ----
Total VAA Annual Expenses with all four optional added
  benefits                                                      2.45%


*** The Mortality and Expense Risk fees may be changed at any time, but may not be increased to more than 1.15%.

Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. For further details, see Deduction for State Premium Tax.

If you choose the optional annual stepped-up death benefit or the optional guaranteed minimum death benefit, the indicated charge is made annually on the contract anniversary. Those charges are based on the death benefit amount which may be greater than the account value. In that event, the expenses shown as a percentage of death benefit would be a larger percentage of the average account value and the amounts shown in the examples would be larger. If you choose the optional enhanced death benefit, the charge is 0.15% or 0.30% (0.30% or 0.60% if you are age 71 to 75 when the contract is issued) of the average variable account value. If you choose the optional guaranteed minimum income benefit, the indicated charge is made on each contract anniversary. That charge is based on the guaranteed income base which may be greater than the contract value when the charge is made. In that event, amounts shown in the examples would be larger. The table and examples assume purchase of all available optional benefits. The total expenses shown above and in the examples will be less if you do not purchase all available options. See Death Benefit and Optional Guaranteed Minimum Income Benefit ("GMIB") for details.

FUND ANNUAL EXPENSES (as a percentage of the Fund average net assets)


                                                                          TOTAL FUND
                                                                           EXPENSES       TOTAL       TOTAL FUND
                                                                           WITHOUT       WAIVERS       EXPENSES
                                   MANAGEMENT   DISTRIBUTION    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                      FEES      (12B-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                   ----------   ------------   --------   ----------   -----------   -------------
OHIO NATIONAL FUND, INC.:
  Money Market*                        0.30%        0.00%        0.12%       0.42%         0.04%         0.38%
  Equity                               0.80%        0.00%        0.13%       0.93%         0.00%         0.93%
  Bond                                 0.62%        0.00%        0.13%       0.75%         0.00%         0.75%
  Omni                                 0.58%        0.00%        0.18%       0.76%         0.00%         0.76%
  S&P 500 Index                        0.37%        0.00%        0.15%       0.52%         0.00%         0.52%
  International*                       0.88%        0.00%        0.37%       1.25%         0.05%         1.20%
  International Small Company          0.98%        0.00%        0.81%       1.79%         0.00%         1.79%
  Capital Appreciation                 0.80%        0.00%        0.13%       0.93%         0.00%         0.93%
  Discovery                            0.79%        0.00%        0.17%       0.96%         0.00%         0.96%
  Aggressive Growth                    0.78%        0.00%        0.26%       1.04%         0.00%         1.04%


Form 8521

                                                                          TOTAL FUND
                                                                           EXPENSES       TOTAL       TOTAL FUND
                                                                           WITHOUT       WAIVERS       EXPENSES
                                   MANAGEMENT   DISTRIBUTION    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                      FEES      (12B-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                   ----------   ------------   --------   ----------   -----------   -------------
  Growth & Income                      0.85%        0.00%        0.15%       1.00%         0.00%         1.00%
  Capital Growth                       0.89%        0.00%        0.17%       1.06%         0.00%         1.06%
  High Income Bond                     0.75%        0.00%        0.40%       1.15%         0.00%         1.15%
  Equity Income                        0.75%        0.00%        0.28%       1.03%         0.00%         1.03%
  Blue Chip                            0.90%        0.00%        0.30%       1.20%         0.00%         1.20%
  Core Growth                          0.90%        0.00%        0.28%       1.18%         0.00%         1.18%
  Nasdaq-100 Index*                    0.75%        0.00%        0.30%       1.05%         0.30%         0.75%
  Bristol                              0.80%        0.00%        0.40%**     1.20%**       0.00%         1.20%**
  Bryton Growth                        0.85%        0.00%        0.45%**     1.30%**       0.00%         1.30%**

DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                       0.60%        0.00%        2.04%       2.64%         1.04%         1.60%
  Dow Target 5*                        0.60%        0.00%        3.80%       4.40%         2.80%         1.60%

UBS SERIES TRUST:
  Tactical Allocation                  0.50%        0.25%        0.17%       0.92%         0.00%         0.92%

FIRST AMERICAN INSURANCE
  PORTFOLIOS (CLASS IB):
  Corporate Bond*                      0.70%        0.25%        0.42%       1.37%         0.37%         1.00%
  Equity Income*                       0.65%        0.25%        0.36%       1.26%         0.11%         1.15%

GOLDMAN SACHS VARIABLE INSURANCE
  TRUST:
  Goldman Sachs Growth and
     Income*                           0.75%        0.00%        0.42%       1.17%         0.17%         1.00%
  Goldman Sachs CORE U.S. Equity*      0.70%        0.00%        0.12%       0.82%         0.01%         0.81%
  Goldman Sachs Capital Growth*        0.75%        0.00%        0.94%       1.69%         0.69%         1.00%

JANUS ASPEN SERIES (SERVICE
  SHARES):
  Growth                               0.65%        0.25%        0.01%       0.91%         0.00%         0.91%
  International Growth                 0.65%        0.25%        0.06%       0.96%         0.00%         0.96%
  Worldwide Growth                     0.65%        0.25%        0.04%       0.94%         0.00%         0.94%
  Balanced                             0.65%        0.25%        0.01%       0.91%         0.00%         0.91%

J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*           0.70%        0.00%        9.92%      10.62%         9.62%         1.00%
  J.P. Morgan Small Company            0.60%        0.00%        0.55%       1.15%         0.00%         1.15%

LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                           0.75%        0.25%        0.67%       1.67%         0.42%         1.25%
  Emerging Markets*                    1.00%        0.25%        2.96%       4.21%         2.61%         1.60%

MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock           0.75%        0.25%        0.17%       1.17%         0.00%         1.17%
  MFS Mid Cap Growth*                  0.75%        0.25%        0.20%       1.20%         0.05%         1.15%
  MFS New Discovery*                   0.90%        0.25%        0.19%       1.34%         0.03%         1.31%
  MFS Total Return                     0.75%        0.25%        0.14%       1.14%         0.00%         1.14%

PBHG INSURANCE SERIES FUND:
  PBHG Technology &
     Communications                    0.85%        0.00%        0.20%       1.05%         0.00%         1.05%


Form 8521

                                                                          TOTAL FUND
                                                                           EXPENSES       TOTAL       TOTAL FUND
                                                                           WITHOUT       WAIVERS       EXPENSES
                                   MANAGEMENT   DISTRIBUTION    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                      FEES      (12B-1) FEES   EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                   ----------   ------------   --------   ----------   -----------   -------------
THE PRUDENTIAL SERIES FUND, INC.:
  Jennison                             0.60%        0.25%        0.19%       1.04%         0.00%         1.04%
  Jennison 20/20 Focus                 0.75%        0.25%        0.33%       1.33%         0.00%         1.33%

SALOMON BROTHERS VARIABLE SERIES
  FUNDS INC:
  Capital*                             0.85%        0.00%        0.17%       1.02%         0.02%         1.00%
  Total Return*                        0.80%        0.00%        0.34%       1.14%         0.14%         1.00%
  Investors                            0.70%        0.00%        0.12%       0.82%         0.00%         0.82%

STRONG VARIABLE INSURANCE FUNDS,
  INC.:
  Strong Mid Cap Growth II*            0.75%        0.00%        0.65%       1.40%         0.20%         1.20%
  Strong Opportunity II*               0.75%        0.00%        0.65%       1.40%         0.30%         1.10%

VARIABLE INSURANCE PRODUCTS FUND
  (FIDELITY):
  VIP Contrafund                       0.58%        0.25%        0.11%       0.94%         0.00%         0.94%
  VIP Mid Cap                          0.58%        0.25%        0.11%       0.94%         0.00%         0.94%
  VIP Growth                           0.58%        0.25%        0.10%       0.93%         0.00%         0.93%



 *The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses. The investment advisers could reduce or eliminate these waivers at any time.



**Estimated expenses.


EXAMPLE -- Assuming that any expense waivers or reimbursements continue for the periods shown, and that you are younger than age 71 at issue, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------

OHIO NATIONAL FUND, INC.:
  Money Market*                                                $78       $120       $148        $282
  Equity                                                        84        136        174         333
  Bond                                                          82        130        165         315
  Omni                                                          82        131        165         316
  S&P 500 Index                                                 79        124        153         292
  International*                                                86        144        187         359
  International Small Company                                   92        161        215         412
  Capital Appreciation                                          84        136        174         333
  Discovery                                                     84        137        175         336
  Aggressive Growth                                             85        139        179         344
  Growth & Income                                               84        138        177         340
  Capital Growth                                                85        140        180         345
  High Income Bond                                              86        142        185         354
  Equity Income                                                 85        139        179         343
  Blue Chip                                                     86        144        187         359
  Core Growth                                                   86        143        186         357
  Nasdaq-100 Index*                                             85        139        180         345
  Bristol**                                                     86        144         --          --
  Bryton Growth**                                               87        147         --          --


Form 8521

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                               $90       $156       $206        $395
  Dow Target 5*                                                 90        156        206         395
UBS SERIES TRUST:
  Tactical Allocation                                           83        136        173         332
FIRST AMERICAN INSURANCE PORTFOLIOS (CLASS IB):
  Corporate Bond*                                               84        138        177         340
  Equity Income*                                                86        142        185         354
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                              84        138        177         340
  Goldman Sachs CORE U.S. Equity*                               82        132        168         321
  Goldman Sachs Capital Growth*                                 84        138        177         340
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                        83        135        173         331
  International Growth                                          84        137        175         336
  Worldwide Growth                                              84        136        174         334
  Balanced                                                      83        135        173         331
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                    84        138        177         340
  J.P. Morgan Small Company                                     86        142        185         354
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                    87        145        189         363
  Emerging Markets*                                             90        156        206         395
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                    86        143        186         356
  MFS Mid Cap Growth*                                           86        142        185         354
  MFS New Discovery*                                            87        147        192         369
  MFS Total Return                                              86        142        184         353
PBHG INSURANCE SERIES FUND:
  PBHG Technology & Communications                              85        139        180         345
THE PRUDENTIAL SERIES FUND, INC.:
  Jennison                                                      85        139        179         344
  Jennison 20/20 Focus                                          88        148        193         371
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                                      84        138        177         340
  Total Return*                                                 84        138        177         340
  Investors                                                     82        133        168         322
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                     86        144        187         359
  Strong Opportunity II*                                        85        141        182         349
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                                84        136        174         334
  VIP Mid Cap                                                   84        136        174         334
  VIP Growth                                                    84        136        174         333


Form 8521

EXAMPLE -- If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market*                                                $25       $ 76       $131        $282
  Equity                                                        30         91        156         333
  Bond                                                          28         86        147         315
  Omni                                                          28         86        148         316
  S&P 500 Index                                                 26         79        136         292
  International*                                                32         99        169         359
  International Small Company                                   38        117        198         412
  Capital Appreciation                                          30         91        156         333
  Discovery                                                     30         92        158         336
  Aggressive Growth                                             31         95        161         344
  Growth & Income                                               30         93        160         340
  Capital Growth                                                31         95        162         345
  High Income Bond                                              32         98        167         354
  Equity Income                                                 31         94        161         343
  Blue Chip                                                     32         99        169         359
  Core Growth                                                   32         99        168         357
  Nasdaq-100 Index*                                             31         95        162         345
  Bristol**                                                     32         99         --          --
  Bryton Growth**                                               33        102         --          --
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                                36        111        189         395
  Dow Target 5*                                                 36        111        189         395
UBS SERIES TRUST:
  Tactical Allocation                                           30         91        156         332
FIRST AMERICAN INSURANCE PORTFOLIOS (CLASS IB):
  Corporate Bond*                                               30         93        160         340
  Equity Income*                                                32         98        167         354
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                              30         93        160         340
  Goldman Sachs CORE U.S. Equity*                               28         88        150         321
  Goldman Sachs Capital Growth*                                 30         93        160         340
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth                                                        29         91        155         331
  International Growth                                          30         92        158         336
  Worldwide Growth                                              30         92        157         334
  Balanced                                                      29         91        155         331
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value*                                    30         93        160         340
  J.P. Morgan Small Company                                     32         98        167         354
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                    33        101        172         363
  Emerging Markets*                                             36        111        189         395
MFS VARIABLE INSURANCE TRUST:
  MFS Investors Growth Stock                                    32         98        168         356
  MFS Mid Cap Growth*                                           32         98        167         345
  MFS New Discovery*                                            33        103        175         369
  MFS Total Return                                              32         98        166         353


Form 8521

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
PBHG INSURANCE SERIES FUND:
  PBHG Technology & Communications                             $31       $ 95       $128        $345
THE PRUDENTIAL SERIES FUND, INC.:
  Jennison                                                      31         95        161         344
  Jennison 20/20 Focus                                          34        103        176         371
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital*                                                      30         93        160         340
  Total Return*                                                 30         93        160         340
  Investors                                                     29         88        151         322
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                     32         99        169         359
  Strong Opportunity II*                                        31         96        164         349
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                                30         92        157         334
  VIP Mid Cap                                                   30         92        157         334
  VIP Growth                                                    30         91        156         333


EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $ 79      $122       $151        $287
  International                                                  87       145        189         363
  Nasdaq-100 Index                                               88       148        194         373
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                 101       186        255         484
  Dow Target 5                                                  118       234        331         611

FIRST AMERICAN INSURANCE PORTFOLIOS (CLASS IB):
  Corporate Bond                                                 88       149        195         375
  Equity Income                                                  87       146        190         364

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                                86       143        186         356
  Goldman Sachs CORE U.S. Equity                                 82       133        168         322
  Goldman Sachs Capital Growth                                   91       158        211         404

J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                     176       386        546         891
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                      91       158        210         402
  Emerging Markets                                              116       229        323         598

MFS VARIABLE INSURANCE TRUST:
  MFS Mid Cap Growth                                             86       144        187         359
  MFS New Discovery                                              88       148        194         372

SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital                                                        84       139        178         342
  Total Return                                                   86       142        184         353



Form 8521

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
STRONG VARIABLE INSURANCE FUNDS INC.:
  Strong Mid Cap Growth II                                     $ 88      $150       $197        $377
  Strong Opportunity II                                          88       150        197         377


EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $ 25      $ 77       $133        $287
  International                                                  33       101        172         363
  Nasdaq-100 Index                                               34       104        177         373
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                  47       141        237         484
  Dow Target 5                                                   64       189        313         611

FIRST AMERICAN INSURANCE PORTFOLIOS (CLASS IB):
  Corporate Bond                                                 34       104        178         375
  Equity Income                                                  33        34        172         364

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                                32        98        168         356
  Goldman Sachs CORE U.S. Equity                                 29        88        151         322
  Goldman Sachs Capital Growth                                   37       114        193         404
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Mid Cap Value                                     122       340        527         891
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                      37       113        192         402
  Emerging Markets                                               62       184        305         598

MFS VARIABLE INSURANCE TRUST:
  MFS Mid Cap Growth                                             32        99        169         359
  MFS New Discovery                                              34       103        176         372

SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
  Capital                                                        31        94        160         342
  Total Return                                                   32        98        166         353

STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                       34       105        179         377
  Strong Opportunity III                                         34       105        179         377


The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.

Form 8521

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on May 1, 1998. Since then, the following changes have been made to available Funds:


January 6, 1999        The Dow Target Variable Funds added

May 1, 1999            Ohio National Fund International Small Company portfolio and
                       Lazard Retirement Series portfolios added

July 1, 1999           Ohio National Fund Equity portfolio and UBS Series (formerly called Mitchell Hutchins or Brinson Series) portfolios added

January 3, 2000        Ohio National Fund Discovery (formerly called Small Cap) and
                       Aggressive Growth portfolios and Prudential Series fund
                       portfolios added

May 1, 2000            Ohio National Fund Core Growth and Nasdaq-100 Index
                       portfolios, Janus Aspen Series Service Shares portfolios,
                       PBHG Technology & Communications portfolio and Variable
                       Insurance Products (Fidelity) portfolios added

May 1, 2000            Janus Aspen Series Institutional Shares portfolios and Van
                       Kampen (formerly called Morgan Stanley) Universal Funds
                       discontinued for new contracts

September 15, 2000     UBS Series (formerly called Mitchell Hutchins or Brinson
                       Series) Strategic Income and Small Cap portfolios
                       discontinued for new contracts

March 19, 2001         Strong Multi Cap Value Fund II (formerly called Strong
                       Schafer Value Fund II) discontinued for new contracts

October 26, 2001       UBS Series (formerly called Mitchell Hutchins or Brinson
                       Series) Growth & Income portfolio discontinued for new
                       contracts; Brinson Growth & Income, Small Cap and Strategic
                       Income portfolios merged into Alliance Variable Products
                       Series Growth & Income, Quasar and Global Bond portfolios, respectively.

November 1, 2001       J.P. Morgan Mid Cap Value portfolio and MFS Variable
                       Insurance Trust funds added

December 17, 2001      First American Insurance Portfolios ("FAIP") Corporate Bond
                       portfolio replaced Ohio National Fund Strategic Income
                       portfolio, and FAIP Equity Income portfolio replaced Ohio
                       National Fund Relative Value portfolio and Firstar Growth &
                       Income portfolio through mergers

April 1, 2002          Goldman Sachs Global Income Fund discontinued for new
                       contracts
May 1, 2002            Ohio National Fund Bristol and Bryton Growth portfolios
                       added


OHIO NATIONAL FUND:


                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
Money Market                                   1998             $10.00             $10.26             141,511
                                               1999              10.26              10.62             777,608
                                               2000              10.62              11.14           1,208,483
                                               2001              11.14              11.41           2,239,859

Equity                                         1999              10.00              10.80           1,959,300
                                               2000              10.80               9.95           4,198,601
                                               2001               9.95               8.98           5,582,578


Form 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
Bond                                           1998             $10.00             $10.22              31,345
                                               1999              10.22              10.14             176,269
                                               2000              10.14              10.58             386,304
                                               2001              10.58              11.31             786,392

Omni                                           1998              10.00               9.38              19,147
                                               1999               9.38              10.30             192,742
                                               2000              10.30               8.65             262,077
                                               2001               8.65               7.42             253,526

S&P 500 Index                                  1998              10.00              11.14             162,770
                                               1999              11.14              13.80           1,508,871
                                               2000              13.80              12.30           2,439,898
                                               2001              12.30              10.51           2,803,334

International                                  1998              10.00               9.35               5,885
                                               1999               9.35              15.44              37,418
                                               2000              15.44              11.85             119,097
                                               2001              11.85               8.23             140,861

International Small Company                    1999              10.00              15.09               1,315
                                               2000              15.09              10.38             197,935
                                               2001              10.38               7.24             218,498

Capital Appreciation                           1998              10.00               9.84              56,849
                                               1999               9.84              10.33             270,079
                                               2000              10.33              13.39             403,516
                                               2001              13.39              14.49             734,536

Growth & Income                                1998              10.00               9.29              57,455
                                               1999               9.29              14.87             397,139
                                               2000              14.87              13.45             810,776
                                               2001              13.45              11.54             944,476

Capital Growth                                 1998              10.00              10.37               7,682
                                               1999              10.37              30.94             352,499
                                               2000              30.94              22.58             736,909
                                               2001              22.58              19.01             781,423

High Income Bond                               1998              10.00               9.89              29,416
                                               1999               9.89               9.95             198,081
                                               2000               9.95               9.12             380,980
                                               2001               9.12               9.38             649,708

Equity Income                                  1998              10.00              10.50               9,168
                                               1999              10.50              12.29             135,939
                                               2000              12.29              10.60             378,608
                                               2001              10.60               9.22             516,754

Blue Chip                                      1998              10.00              10.14              47,254
                                               1999              10.14              10.60             188,359
                                               2000              10.60              10.56             300,102
                                               2001              10.56               9.98             377,958

Discovery                                      2000              10.00               9.32             469,201
                                               2001               9.32               7.50             768,394


Form 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
Aggressive Growth                              2000             $10.00             $ 7.58             216,393
                                               2001               7.58               5.09             272,824

Core Growth                                    2000              10.00               7.72             138,727
                                               2001               7.72               4.61             208,184

Nasdaq-100 Index                               2000              10.00               6.03             232,680
                                               2001               6.03               4.01             441,286

DOW TARGET VARIABLE FUND:
Dow Target 10, January                         1999              10.00              10.16              13,240
                                               2000              10.16              10.20              35,036
                                               2001              10.20               9.71              29,963

Dow Target 10, February                        1999              10.00              10.55              57,333
                                               2000              10.55              10.99              64,168
                                               2001              10.99              10.36              62,475

Dow Target 10, March                           1999              10.00              10.11              76,879
                                               2000              10.11              10.59              86,194
                                               2001              10.59              10.07              72,336

Dow Target 10, April                           1999              10.00              10.17             106,003
                                               2000              10.17              10.28             111,285
                                               2001              10.28               9.93             100,471

Dow Target 10, May                             1999              10.00               8.32              76,354
                                               2000               8.32               9.39              88,112
                                               2001               9.39               9.12              77,593

Dow Target 10, June                            1999              10.00               8.97             108,508
                                               2000               8.97               9.05              93,646
                                               2001               9.05               8.81              72,427

Dow Target 10, July                            1999              10.00               8.85              81,218
                                               2000               8.85               9.10              92,030
                                               2001               9.10               8.67              80,730

Dow Target 10, August                          1999              10.00               8.91              75,896
                                               2000               8.91               8.95              77,543
                                               2001               8.95               8.55              57,718

Dow Target 10, September                       1999              10.00               8.79              76,569
                                               2000               8.79               8.97              65,224
                                               2001               8.97               8.49              51,454

Dow Target 10, October                         1999              10.00               9.24              73,188
                                               2000               9.24               9.94              62,194
                                               2001               9.94               9.64              48,811

Dow Target 10, November                        1999              10.00              10.09              60,892
                                               2000              10.09               9.41              54,324
                                               2001               9.41               9.16              41,526

Dow Target 10, December                        1999              10.00              10.00              61,763
                                               2000              10.00               9.83              40,467
                                               2001               9.83               9.61              30,835


Form 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
Dow Target 5, January                          2000             $10.00             $11.61               6,343
                                               2001              11.61              10.64               5,882

Dow Target 5, February                         2000              10.00              12.04               5,196
                                               2001              12.04              11.70               5,028

Dow Target 5, March                            2000              10.00              13.50               5,842
                                               2001              13.50              12.70               6,159

Dow Target 5, April                            2000              10.00              12.32               5,026
                                               2001              12.32              10.86               3,963

Dow Target 5, May                              2000              10.00              12.77               4,026
                                               2001              12.77              11.43               3,882

Dow Target 5, June                             2000              10.00              11.64               2,696
                                               2001              11.64              10.51               3,898

Dow Target 5, July                             2000              10.00              11.74               2,063
                                               2001              11.74              10.97               2,180

Dow Target 5, August                           2000              10.00              11.77               1,724
                                               2001              11.77              11.83              14,847

Dow Target 5, September                        1999              10.00               7.49               9,790
                                               2000               7.49               8.63              11,688
                                               2001               8.63               8.71              11,935

Dow Target 5, October                          1999              10.00               8.50              20,836
                                               2000               8.50               9.14              25,619
                                               2001               9.14               9.30              12,987

Dow Target 5, November                         1999              10.00               9.96               7,284
                                               2000               9.96               8.51               7,756
                                               2001               8.51               8.58               7,098

Dow Target 5, December                         1999              10.00              10.00               8,903
                                               2000              10.00              10.56               6,903
                                               2001              10.56              10.87               7,632

FIRST AMERICAN INSURANCE PORTFOLIOS:
Corporate Bond                                 1999              10.00               9.31              17,415
                                               2000               9.31              10.28              29,655
                                               2001              10.28              10.97             113,823

Equity Income                                  2001              10.00               9.14             402,235

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Growth and Income                1998              10.00               8.85              49,518
                                               1999               8.85               9.20             194,265
                                               2000               9.20               8.65             264,784
                                               2001               8.65               7.73             309,046

Goldman Sachs CORE U.S. Equity                 1998              10.00              10.19              48,081
                                               1999              10.19              12.49             250,757
                                               2000              12.49              11.13             387,431
                                               2001              11.13               9.66             423,371


Form 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
Goldman Sachs Capital Growth                   1998             $10.00             $11.19              41,158
                                               1999              11.19              14.03             216,910
                                               2000              14.03              12.73             294,576
                                               2001              12.73              10.74             310,825

Goldman Sachs Global Income                    1998              10.00              10.57               6,044
                                               1999              10.57              10.32              52,097
                                               2000              10.32              11.10              93,629
                                               2001              11.10              11.47             156,735

JANUS ASPEN SERIES (INSTITUTIONAL SHARES):
Growth                                         1998              10.00              11.56             142,559
                                               1999              11.56              16.41           1,940,525
                                               2000              16.41              13.83           2,997,638
                                               2001              13.83              10.26           2,524,855

International Growth                           1998              10.00               9.87              19,644
                                               1999               9.87              17.75             169,064
                                               2000              17.75              14.71             408,896
                                               2001              14.71              11.14             380,072

Worldwide Growth                               1998              10.00              10.50             139,755
                                               1999              10.50              17.04           1,029,115
                                               2000              17.04              14.17           1,630,549
                                               2001              14.17              10.84           1,408,490

Balanced                                       1998              10.00              11.63             164,472
                                               1999              11.63              14.53           1,774,265
                                               2000              14.53              14.01           2,785,100
                                               2001              14.01              13.17           2,465,029

JANUS ASPEN SERIES (SERVICE SHARES):
Growth                                         2000              10.00               8.06           1,584,508
                                               2001               8.06               5.98           2,409,324

International Growth                           2000              10.00               7.88             166,720
                                               2001               7.88               5.95             846,346

Worldwide Growth                               2000              10.00               7.98           1,107,400
                                               2001               7.98               6.09           1,992,495

Balanced                                       2000              10.00               9.72           1,412,177
                                               2001               9.72               9.12           2,990,319

J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company                      1998              10.00               8.33              63,525
                                               1999               8.33              11.87             164,498
                                               2000              11.87              10.38             261,098
                                               2001              10.38               9.41             276,176

J.P. Morgan Mid Cap Value                      2001              10.00              10.96               9,060


Form 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
LAZARD RETIREMENT SERIES:
Small Cap                                      1999             $10.00             $ 9.29              11,326
                                               2000               9.29              11.09              39,466
                                               2001              11.09              12.97             230,069

Emerging Markets                               1999              10.00              11.48              21,475
                                               2000              11.48               8.14              63,056
                                               2001               8.14               7.62              67,943
UBS SERIES TRUST:
Tactical Allocation                            1999              10.00              10.47             114,178
                                               2000              10.47              10.10             490,552
                                               2001              10.10               8.71             746,759
MFS VARIABLE INSURANCE TRUST:
MFS Investors Growth Stock                     2001              10.00              10.71               8,434

MFS Mid Cap Growth                             2001              10.00              11.10              15,246

MFS New Discovery                              2001              10.00              11.55              13,879

MFS Total Return                               2001              10.00              10.25              51,822

VAN KAMPEN UNIVERSAL:
Fixed Income                                   1998              10.00              10.45              44,089
                                               1999              10.45              10.13             331,016
                                               2000              10.13              11.11             394,328
                                               2001              11.11              11.97             332,091

Value                                          1998              10.00               8.80              45,544
                                               1999               8.80               8.52              89,812
                                               2000               8.52              10.50              89,566
                                               2001              10.50              10.59              83,555

U.S. Real Estate                               1998              10.00               8.94               9,691
                                               1999               8.94               8.69              28,422
                                               2000               8.69              11.08             125,785
                                               2001              11.08              12.00              73,851

Emerging Markets Debt                          1998              10.00               6.72               1,131
                                               1999               6.72               8.57              15,043
                                               2000               8.57               9.42              20,917
                                               2001               9.42              10.23              12,854

PBHG INSURANCE SERIES FUND:
Technology & Communications                    2000              10.00               5.33             388,742
                                               2001               5.33               2.51             799,693



Form 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
PRUDENTIAL SERIES FUND:
Jennison                                       2000             $10.00             $ 8.57             278,764
                                               2001               8.57               6.88             460,025

Jennison 20/20 Focus                           2000              10.00               9.72              39,031
                                               2001               9.72               9.46              71,494

SALOMON BROTHERS VARIABLE SERIES:
Capital                                        1998              10.00              10.67              21,659
                                               1999              10.67              12.84              48,771
                                               2000              12.84              14.98              94,561
                                               2001              14.98              15.05             299,673

Total Return                                   1998              10.00              10.00              28,716
                                               1999              10.00               9.94             109,267
                                               2000               9.94              10.58             136,854
                                               2001              10.58              10.35             235,953

Investors                                      1998              10.00              10.13              27,822
                                               1999              10.13              11.16              25,082
                                               2000              11.16              12.68              46,997
                                               2001              12.68              11.98             173,272

STRONG VARIABLE INSURANCE FUNDS:
Strong Mid Cap Growth II                       1998              10.00              11.53              42,782
                                               1999              11.53              21.58             514,497
                                               2000              21.58              18.13           1,292,064
                                               2001              18.13              12.38           1,468,041

Strong Opportunity II                          1998              10.00               9.54              28,554
                                               1999               9.54              12.69             180,309
                                               2000              12.69              13.35             353,051
                                               2001              13.35              12.67             615,990

Strong Multi Cap Value II                      1998              10.00               9.39               3,481
                                               1999               9.39               9.00              36,066
                                               2000               9.00               9.57             151,516

                                               2001               9.57               9.82             129,856
VARIABLE INSURANCE PRODUCTS FUND
  (FIDELITY):
VIP Contrafund                                 2000              10.00               9.23             101,377
                                               2001               9.23               7.96             497,783

VIP Mid Cap                                    2000              10.00              11.15             326,136
                                               2001              11.15              10.61             700,708
VIP Growth                                     2000              10.00               8.45             385,385
                                               2001               8.45               6.85             983,576


Form 8521

                                            YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                            DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                            -----------    -----------------    -------------    ---------------
ALLIANCE VARIABLE PRODUCTS SERIES:
Growth & Income                                2001             $10.00             $ 9.73             144,854
Quasar                                         2001              10.00              11.52              27,336
Global Bond                                    2001              10.00               9.29              27,939


OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $9.4 billion and equity of approximately $800 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the majority voting interest of the holding company.


OHIO NATIONAL VARIABLE ACCOUNT A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 4. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do

Form 8521
not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. "ONEQ" is a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 7.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

Form 8521

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent the lesser of (a) of the amount you withdraw or surrender or (b) your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

    YEARS       PAYMENT
    -----       -------
     1st         6%
     2nd         6%
     3rd         5%
     4th         4%
     5th         2%
     6th         1%
7th and later    0%

During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.

CONTRACT ADMINISTRATION CHARGE


Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract administration charge for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the contract administration charge.


DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this

Form 8521
limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

There is an additional charge if you choose the optional enhanced death benefit. That charge is a percent of your contract value:

                                                               CHARGE
                                                               ------
Enhanced death benefit at Issue ages through 70                 0.15%
Enhanced death benefit at Issue ages 71 through 75              0.30%
Enhanced death benefit "Plus" at Issue ages through 70          0.30%
Enhanced death benefit "Plus" at Issue ages 71 through 75       0.60%

There are also additional annual charges on each contract anniversary if you choose the optional annual stepped-up death benefit or the optional guaranteed minimum death benefit. Those charges are the following percentages of the optional death benefit amounts:

Annual stepped-up death benefit                                 0.05%
Guaranteed minimum death benefit                                0.25%

TRANSFER FEE


We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year.


DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are presently 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kentucky and Maine, 2.25% in the District of Columbia, 2.35% in California and 3.5% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

10-DAY FREE LOOK

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In Georgia, Idaho, Louisiana, Michigan, Missouri, Nebraska, Nevada, North Carolina, Oklahoma, South Carolina, Rhode Island and Utah, state law requires that the original purchase price be returned in lieu of the current contract value if you exercise your free

Form 8521
look. Any purchase payments in these states to be allocated to variable Funds will first be allocated to the Money Market Fund until the end of the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $5,000 ($3,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies depending upon the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF PURCHASE PAYMENTS


You may allocate your purchase payments among up to 10 variable subaccounts of VAA and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office.


ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

We set the accumulation unit value of each subaccount of VAA at $10 when we credited the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts'

Form 8521
accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below) you may surrender (totally withdraw the value of) your contract or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may then apply. That charge taken from the total amount withdrawn. For example, if you request a withdrawal of $1,000 during the first two years after the first purchase payment for which there are contract values, and after you have received that year's "free" withdrawal of 10% of the accumulation value, we would pay you $1,000, but the total amount deducted from the contract value would be $1,063.83 (i.e., $1,063.83 x 6% = $63.83). Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or

Form 8521

$1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

ELECTRONIC ACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days that we are open for business, at 1-800-366-6654, #8 or by accessing our web site at any time at www.Ohionational.com. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE IT.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)


We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count as the free transfer you are allowed once each calendar month. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.


DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher.

Form 8521

However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.


PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the free transfer you are allowed once each calendar month. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

NURSING FACILITY CONFINEMENT

We will not assess a surrender charge if the annuitant is confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. This waiver of the surrender charge may not be available in all states. It only applies when:

- the confinement begins after the first contract anniversary and before annuity payments begin;

- the contract was issued before the annuitant's 80th birthday, and

- we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the date of the annuitant's death. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within 60 days after the annuitant's death. If the contract value as of the date of death is less than the death benefit, we will add an amount equal to that difference to your Money Market subaccount.

This death benefit will be the greatest of:

- the contract value; or

- net purchase payments; or

- the stepped-up death benefit amount if the contract has been in effect for at least 3 years (or 1 year if you chose the annual stepped-up death benefit); or

- the guaranteed minimum death benefit if your chose that option; or

- the optional enhanced death benefit, plus the greatest of the other options you choose, if you chose that option.

Net purchase payments means your total purchase payments minus any amounts you have withdrawn from the contract.

For the 3-year period beginning on the third contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the third anniversary or (ii) net purchase payments made on or before the third anniversary. At the beginning of each later 3-year period (until the annuitant attains age 90), the stepped up

Form 8521
death benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 3-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 3-year period after the third anniversary.

In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit will be increased in the manner indicated in the preceding paragraph, until the annuitant attains age 80, on each contract anniversary on which the contract value exceeds the death benefit for the previous year. There is an additional annual charge (presently at an annual rate of 0.05% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.

In those states where permitted, you may choose a guaranteed minimum death benefit at the time the contract is issued. With this option, the death benefit is the greater of (a) the contract value on the date of death or (b) the guaranteed minimum death benefit amount. The guaranteed minimum death benefit amount for contract values held in the Guaranteed Account and the Money Market Fund is the contract value as of the date of death. For all other subaccounts, the guaranteed minimum death benefit amount is (i) net purchase payments plus
(ii) a daily increase, until the annuitant attains age 80, at an effective annual rate of 6%. There is an additional annual charge for this option of 0.25% of the guaranteed minimum death benefit amount.

In those states where permitted, you may choose an optional enhanced death benefit at the time the contract is issued. This benefit will never exceed $1,000,000. With that option, the following amount will be added to any other amount payable upon the annuitant's death:

- 25% of the lesser of (a) two times net purchase payments or (b) the contract value on the date of death minus net purchase payments; or

- 40% of the lesser of (a) two and a half times net purchase payments, or (b) the contract value on the date of death minus net purchase payments. This is the enhanced death benefit "Plus."

For the regular enhanced death benefit option, there is an additional charge of 0.15% of the variable contract value (or 0.30% if you are age 71 to 75 when your contract is issued). If you choose the enhanced death benefit "Plus," the charge is 0.30% (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose an enhanced death benefit in addition to one of the other death benefit options.

The beneficiary for any death proceeds may choose to continue the contract for up to 5 years. If the beneficiary is the deceased annuitant's spouse, he or she may continue the contract as the new owner and annuitant, and the 5-year limit will not apply. The value of the continued contract, as of the date the death benefit was payable, will equal the amount of the death benefit.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

Form 8521

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")


You may add a GMIB rider to your contract either at the time the contract is issued or on any contract anniversary. GMIB guarantees minimum lifetime fixed income in monthly annuity payments. The amount of these payments is determined by applying the "guaranteed income base" to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin, accumulated at an annual rate of 6% or (b) your highest total contract value as of any contract anniversary before the annuitant attains age 80. This is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase GMIB after the annuitant is age 80.


If the amount of annuity payments under the contract would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.


If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments. If you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds' investment performance surpasses the GMIB guarantees.



You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. If you choose to receive annuity payments as provided in the contract instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider's 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 75 to 80 when you purchase GMIB, your GMIB payments must begin on the rider's 10th anniversary.



The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. Since GMIB payments assume lower interest rates (2.5%) and better mortality (that is, longer life span) than the assumptions in our currently-offered annuity


Form 8521
rates, the level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide.



Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider's 10th anniversary. See "Federal Tax Status" and "Appendix A -- IRA Disclosure Statement." If you plan to begin receiving GMIB payments after your required minimum distribution beginning date, please consult your tax advisor to determine if GMIB is appropriate for you.


OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.0% of all purchase payments made in the first contract year and 5.2% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a surrender or withdrawal until the first of these events occurs.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee (except for option 1(e) below) that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and withdrawals from Option 1(e) at any time.

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                                        28

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant's death).
Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 1(e):  Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)
Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)
Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

Form 8521

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS


After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.


The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 15) for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

Form 8521

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Form 8521

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Form 8521

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Form 8521

QUALIFIED PENSION OR PROFIT-SHARING PLANS


Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.


The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

See IRA Disclosure Statement (Appendix A), following.

Form 8521

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $11,000 for 2002. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $3,000 in 2002 (increasing to $4,000 in 2005 and $5,000 in 2008) or (2) 100% of your earned compensation. Those age

Form 8521

50 or older may make an additional IRA contribution of $500 per year from 2002 to 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $40,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. We have asked the Internal Revenue Service to review the format of your SEPP-IRA and to issue an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $3,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $6,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $6,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Form 8521

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as the IRA assets are not mixed with assets that did not originate in a qualified plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)


You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.


The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Form 8521

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Form 8521

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $7,000 in 2002 (increasing $1,000 per year to $10,000 in 2005). Employees age 50 and older may contribute an additional $1,000 in 2002 (increasing $1,000 per year to an additional $5,000 in 2006). Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 8521

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                        AGE 60                         AGE 65                         AGE 70
                      GUARANTEED                     GUARANTEED                     GUARANTEED
                   SURRENDER VALUE                SURRENDER VALUE                SURRENDER VALUE
             ----------------------------   ----------------------------   ----------------------------
                                $2,000                         $2,000                         $2,000
                $1,000         ONE TIME        $1,000         ONE TIME        $1,000         ONE TIME
 CONTRACT       ANNUAL         LUMP SUM        ANNUAL         LUMP SUM        ANNUAL         LUMP SUM
ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION   CONTRIBUTIONS   CONTRIBUTION
-----------  -------------   ------------   -------------   ------------   -------------   ------------
     1        $    925.35     $2,027.45      $    925.35     $2,027.45      $    925.35     $2,027.45
     2           1,878.46      2,055.72         1,878.46      2,055.72         1,878.46      2,055.72
     3           2,870.01      2,083.76         2,870.01      2,083.76         2,870.01      2,083.76
     4           3,901.83      2,111.91         3,901.83      2,111.91         3,901.83      2,111.91
     5           4,975.45      2,140.16         4,975.45      2,104.16         4,975.45      2,140.16
     6           6,102.14      2,166.24         6,102.14      2,166.24         6,102.14      2,166.24
     7           7,276.08      2,194.24         7,276.08      2,194.24         7,276.08      2,194.24
     8           8,497.12      2,222.31         8,497.12      2,222.31         8,497.12      2,222.31
     9           9,757.56      2,253.98         9,757.56      2,253.98         9,757.56      2,253.98
    10          11,055.81      2,286.60        11,055.81      2,286.60        11,055.81      2,286.60
    15          18,155.17      2,464.97        18,155.17      2,464.97        18,155.17      2,464.97
    20          26,385.27      2,671.76        26,385.27      2,671.76        26,385.27      2,671.76
    25          35,926.22      2,911.48        35,926.22      2,911.48        35,926.22      2,911.48
    30          46,986.79      3,189.39        46,986.79      3,189.39        46,986.79      3,189.39
    35          59,809.02      3,511.55        59,809.02      3,511.55        59,809.02      3,511.55
    40          74,673.50      3,885.03        74,673.50      3,885.03        74,673.50      3,885.03
    45          91,905.51      4,318.00        91,905.51      4,318.00        91,905.51      4,318.00
    50         111,882.13      4,819.92       111,882.13      4,819.92       111,882.13      4,819.92
    55         135,040.51      5,401.79       135,040.51      5,401.79       135,040.51      5,401.79
    60         161,887.42      6,076.34       161,887.42      6,076.34       161,887.42      6,076.34
    65                                        193,010.34      6,858.32       193,010.34      6,858.32
    70                                                                       229,090.34      7,764.85

- Guaranteed Interest Rate: 3.00% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

Form 8521


        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Total Return
Loans under Tax-Sheltered Annuities
Financial Statements for VAA and Ohio National Life

Form 8521

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                               April 19, 2002

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated April 19, 2002. To get a free copy of the prospectus for VAA, write or call us at the above address.



                                Table of Contents

               Custodian . . . . . . . . . . . . . . . . . . . . . . . . .   2
               Independent Certified Public Accountants  . . . . . . . . .   2
               Underwriter . . . . . . . . . . . . . . . . . . . . . . . .   2
               Calculation of Money Market Yield . . . . . . . . . . . . .   3
               Total Return  . . . . . . . . . . . . . . . . . . . . . . .   3
               Loans Under Tax-sheltered Annuities . . . . . . . . . . . .   5
               Financial Statements. . . . . . . . . . . . . . . . . . . .   6










                              "ONCORE PREMIER VA"

CUSTODIAN


We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAA's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAA at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAA's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Ohio National Variable Account A and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

                 Aggregate         Retained
Year            Commissions       Commissions
----            -----------       -----------
2001             $71,902,574      $9,756,149
2000             $36,865,077      $6,236,346
1999             $14,608,378      $2,619,496

CALCULATION OF MONEY MARKET YIELD


The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2001, was 0.06%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.



TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:


                                         n
                                 P(1 + T)  = ERV


      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (May 1, 1998). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.00%. This is based upon an average contract value of $54,600. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher value and greater than that for contracts having a lower value.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2001 (assuming surrender of the contract then) are as follows:


                                                                                                          Fund
                                           One          Five         Ten       From Fund     Returns    Inception
                                           Year         Years        Years     Inception     in VAA*      Date
                                           ----         -----        -----     ---------     -------      ----
Ohio National Fund:
Money Market                               -3.65%        3.38%       3.21%         5.42%      5.42%     03/20/1980
Equity                                    -15.70%        3.26%       7.51%         8.34%      8.34%     01/14/1971
Bond                                        0.92%        4.03%       5.01%         6.42%      6.42%     11/02/1982
Omni                                      -20.27%       -1.45%       4.36%         6.72%      6.72%     09/10/1984
S&P 500 Index                             -20.53%          N/A        N/A          9.20%      9.48%     01/03/1997
International                             -36.54%       -2.35%        N/A          4.75%      4.75%     05/03/1993
International Small Co                    -36.26%        1.72%        N/A          4.21%      4.21%     03/31/1995
Capital Appreciation                        2.18%       11.56%        N/A         12.68%     12.68%     04/30/1994
Discovery                                 -25.49%       10.59%        N/A         15.71%     15.71%     04/30/1994
Aggressive Growth                         -38.76%      -10.54%        N/A         -4.35%     -4.35%     03/31/1995
Growth & Income                           -20.04%          N/A        N/A         11.82%     12.08%     01/03/1997
Capital Growth                            -21.79%          N/A        N/A         18.46%     19.14%     05/01/1998
High Income Bond                           -3.17%          N/A        N/A         -2.90%     -1.74%     05/01/1998
Equity Income                             -19.05%          N/A        N/A         -3.37%     -2.19%     05/01/1998
Blue Chip                                 -11.56%          N/A        N/A         -1.17%     -0.06%     05/01/1998
Core Growth                               -46.34%          N/A        N/A         -0.12%      0.28%     01/03/1997
Nasdaq-100 Index                          -39.59%          N/A        N/A        -47.56%    -42.20%     05/01/2000

Dow Target Variable Fund:
Dow 10, January                           -10.86%          N/A        N/A         -2.72%     -0.99%     01/04/1999
Dow 10, February                          -11.77%          N/A        N/A         -0.50%      1.21%     02/01/1999
Dow 10, March                             -12.29%          N/A        N/A         -2.06%     -0.26%     03/01/1999
Dow 10, April                              -9.45%          N/A        N/A         -2.11%     -0.26%     04/01/1999
Dow 10, May                                -8.87%          N/A        N/A         -5.40%     -3.38%     05/01/1999
Dow 10, June                               -8.68%          N/A        N/A         -6.92%     -4.79%     06/01/1999
Dow 10, July                              -10.71%          N/A        N/A         -7.75%     -5.53%     07/01/1999
Dow 10, August                            -10.39%          N/A        N/A         -8.57%     -6.26%     08/01/1999
Dow 10, September                         -11.35%          N/A        N/A         -9.17%     -6.77%     09/01/1999
Dow 10, October                            -8.95%          N/A        N/A         -3.90%     -1.59%     10/01/1999

                                                                                                             Fund
                                             One         Five         Ten       From Fund      Returns     Inception
                                             Year        Years        Years     Inception      in VAA*       Date
                                             ----        -----        -----     ---------      -------       ----
Dow 10, November                             -8.71%          N/A        N/A       -6.44%       -3.99%     11/01/1999
Dow 10, December                             -8.26%          N/A        N/A       -4.39%       -1.90%     12/01/1999
Dow 5, January                              -10.63%          N/A        N/A        0.22%        3.18%     01/03/2000
Dow 5, February                              -8.81%          N/A        N/A        5.60%        8.55%     02/01/2000
Dow 5, March                                -11.92%          N/A        N/A       10.95%       13.91%     03/01/2000
Dow 5, April                                -17.87%          N/A        N/A        1.48%        4.82%     04/01/2000
Dow 5, May                                  -16.51%          N/A        N/A        4.91%        8.35%     05/01/2000
Dow 5, June                                 -15.67%          N/A        N/A       -0.54%        3.22%     06/01/2000
Dow 5, July                                 -12.61%          N/A        N/A        2.43%        6.34%     07/01/2000
Dow 5, August                                -5.52%          N/A        N/A        8.53%       12.59%     08/01/2000
Dow 5, September                             -5.06%          N/A        N/A       -8.12%       -5.76%     09/01/1999
Dow 5, October                               -4.23%          N/A        N/A       -5.50%       -3.15%     10/01/1999
Dow 5, November                              -5.15%          N/A        N/A       -9.36%       -6.81%     11/01/1999
Dow 5, December                              -3.10%          N/A        N/A        1.75%        4.07%     12/01/1999

First American Insurance Portfolios:
Corporate Bond                                0.76%          N/A        N/A        2.53%        2.89%     01/03/1997
Equity Income                                   N/A          N/A        N/A       -3.83%        2.17%     12/17/2001

Goldman Sachs Variable Insurance Trust:
G.S. Growth & Income                        -16.60%          N/A        N/A       -3.47%       -8.12%     01/12/1998
G.S. Core U.S. Equity                       -19.17%          N/A        N/A        0.90%       -2.06%     02/12/1998
G.S. Capital Growth                         -21.65%          N/A        N/A        1.03%        2.08%     04/30/1998

Janus Aspen Series Service Shares:
Growth                                      -31.94%        6.93%        N/A        9.94%      -30.50%     09/13/1993
International Growth                        -30.49%        8.06%        N/A       12.06%      -30.79%     05/02/1994
Worldwide Growth                            -29.69%        8.96%        N/A       13.84%      -29.67%     09/13/1993
Balanced                                    -12.23%       12.26%        N/A       12.75%       -8.90%     09/13/1993

J.P. Morgan Series Trust II:
Mid Cap Value                                   N/A          N/A        N/A        4.87%        4.87%     09/28/2001
Small Company                               -15.31%          N/A        N/A       10.19%       -2.45%     01/03/1995

Lazard Retirement Series:
Small Cap                                    10.98%          N/A        N/A        7.28%       12.58%     11/04/1997
Emerging Markets                            -12.39%          N/A        N/A       -8.26%       -8.30%     11/03/1997

MFS Variable Insurance Trust:
Investors Growth Stock                      -31.87%          N/A        N/A      -26.22%        4.13%     05/01/2000
Mid Cap Growth                              -24.77%          N/A        N/A      -17.72%        6.56%     05/01/2000
New Discovery                               -12.57%          N/A        N/A      -12.11%       12.26%     05/01/2000
Total Return                                 -7.36%          N/A        N/A        3.16%        0.43%     05/01/2000

PBHG Insurance Series:
Tech & Communication                        -59.98%          N/A        N/A        3.42%      -61.83%     04/30/1997

Prudential Series Fund:
Jennison                                    -25.74%        8.81%        N/A       11.07%      -23.10%     04/24/1995
Jennison 20/20 Focus                         -8.76           N/A        N/A        0.59%       -8.10%     05/02/1999

Salomon Brothers Variable Series Funds:
Capital                                      -5.51%          N/A        N/A       13.03%       11.17%     02/17/1998
Total Return                                 -8.18%          N/A        N/A        1.07%        0.06%     02/17/1998
Investors                                   -11.48%          N/A        N/A        5.98%        4.42%     02/17/1998

Strong Variable Insurance Funds:
Mid Cap Growth II                           -37.73%       11.21%        N/A       11.21%        5.04%     12/31/1996
Opportunity II                              -11.04%       12.69%        N/A       14.51%        5.74%     05/08/1992

UBS Series Trust:
Tactical Allocation                         -19.76%          N/A        N/A        4.79%       -7.57%     09/29/1998

Variable Insurance Products Fund:
VIP Contrafund                              -19.69%        8.27%        N/A       14.20%      -16.18%     01/31/1995
VIP Mid Cap                                 -10.86%          N/A        N/A       21.22%        1.43%     12/31/1998
VIP Growth                                  -25.01%        9.47%      11.49%      11.93%      -23.96%     10/31/1986



* The "Returns in VAA" are the standardized total returns from the time these Funds were added to VAA through December 31, 2001. The Goldman Sachs Variable, Janus Aspen Series, J.P. Morgan Small Company Portfolio, Salomon Brothers Variable and Strong Variable Insurance Funds were added to VAA
     May 1, 1998. The Dow Target 10 series was added to VAA beginning
     January 1, 1999. The Dow Target 5 series was added to VAA beginning September 1, 1999. The Lazard Retirement Series Funds were added to VAA
     May 1, 1999. The UBS Series Trust was added to VAA July 1, 1999. The Prudential Series Fund was added January 3, 2000. The Janus Aspen Series Service Shares, PBHG and VIP funds were added to VAA May 1, 2000. The
     J.P. Morgan Mid Cap Value Portfolio and MFS Variable Insurance Trust were added to VAA November 1, 2001.

LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                        Consolidated Financial Statements
                           December 31, 2001 and 2000
                   (With Independent Auditors' Report Thereon)

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 1, 2002

          THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                           Consolidated Balance Sheets
                           December 31, 2001 and 2000
                  (dollars in thousands, except share amounts)

                                        ASSETS                     2001          2000
                                                                 ----------   ----------
Investments (notes 5, 9 and 10):
  Securities available-for-sale, at fair value:
   Fixed maturities                                              $3,859,531    2,822,205
   Equity securities                                                 59,513       67,864
  Fixed maturities held-to-maturity, at amortized cost              807,141      758,044
  Mortgage loans on real estate, net                              1,065,143    1,178,738
  Real estate, net                                                   36,594        6,888
  Policy loans                                                      178,641      171,158
  Other long-term investments                                        31,489       28,848
  Short-term investments                                              8,698      105,117
                                                                 ----------   ----------
      Total investments                                           6,046,750    5,138,862
Cash                                                                178,362       35,069
Accrued investment income                                            83,441       66,356
Deferred policy acquisition costs                                   476,360      422,978
Reinsurance recoverable (note 15)                                   573,118      120,120
Other assets                                                         55,768       28,955
Assets held in Separate Accounts                                  2,034,394    1,996,489
                                                                 ----------   ----------
      Total assets                                               $9,448,193    7,808,829
                                                                 ==========   ==========
                             LIABILITIES AND EQUITY
Future policy benefits and claims (note 6)                       $5,794,656    4,810,496
Policyholders' dividend accumulations                                59,510       59,716
Other policyholder funds                                             18,328       18,195
Notes payable (net of unamortized discount of $592 in 2001 and
  $635 in 2000) (note 7)                                            134,408       84,365
Federal income taxes (note 8):
  Current                                                            17,246       24,221
  Deferred                                                           31,215       22,055
Other liabilities                                                   581,030      121,810
Liabilities related to Separate Accounts                          2,018,243    1,962,742
                                                                 ----------   ----------
      Total liabilities                                           8,654,636    7,103,600
                                                                 ----------   ----------
Equity (notes 3 and 12):
  Class A common stock, $1 par value. 10,000,000 authorized,
    issued and outstanding                                           10,000       10,000
  Additional paid-in capital                                          3,976        3,976
  Accumulated other comprehensive income                             50,461       27,663
  Retained earnings                                                 729,120      663,590
                                                                 ----------   ----------
      Total equity                                                  793,557      705,229
Commitments and contingencies (notes 10, 14 and 15)
                                                                 ----------   ----------
      Total liabilities and equity                               $9,448,193    7,808,829
                                                                 ==========   ==========



See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                        Consolidated Statements of Income
                  Years ended December 31, 2001, 2000 and 1999
                             (dollars in thousands)

                                                           2001         2000         1999
                                                        ---------    ---------    ---------
Revenues:
  Traditional life insurance premiums                   $ 130,100      136,191      131,279
  Accident and health insurance premiums                   26,036       26,001       25,530
  Annuity premiums and charges                             30,560       46,100       36,931
  Universal life policy charges                            65,006       60,508       57,525
  Net investment income (note 5)                          413,016      402,834      414,147
  Net realized (losses) gains on investments (note 5)     (30,291)      (4,788)      26,484
  Other income                                             26,628       18,702       14,527
                                                        ---------    ---------    ---------
                                                          661,055      685,548      706,423
                                                        ---------    ---------    ---------
Benefits and expenses:
  Benefits and claims                                     412,109      427,533      407,243
  Provision for policyholders' dividends on
   participating policies                                  29,674       26,646       27,582
  Amortization of deferred policy acquisition costs        44,750       26,242       29,124
  Other operating costs and expenses (note 7)              74,691       85,445       92,096
                                                        ---------    ---------    ---------
                                                          561,224      565,866      556,045
                                                        ---------    ---------    ---------
        Income before Federal income taxes                 99,831      119,682      150,378
                                                        ---------    ---------    ---------
Federal income taxes (note 8):
  Current expense                                          35,585       37,159       43,334
  Deferred (benefit) expense                               (1,284)       4,253        7,888
                                                        ---------    ---------    ---------
                                                           34,301       41,412       51,222
                                                        ---------    ---------    ---------
        Net income                                      $  65,530       78,270       99,156
                                                        =========    =========    =========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.
                        Consolidated Statements of Equity
                  Years ended December 31, 2001, 2000 and 1999
                             (dollars in thousands)




                                                                             ACCUMULATED
                                                                  ADDITIONAL    OTHER
                                                       COMMON       PAID-IN COMPREHENSIVE  RETAINED    TOTAL
                                                       STOCK        CAPITAL     INCOME     EARNINGS    EQUITY
                                                      --------    --------  -------------  --------    --------
1999:
  Balance, beginning of year                          $ 10,000        --      107,444     591,164     698,608
  Dividends to parent                                     --          --         --       (50,000)    (50,000)
  Comprehensive income (loss)
    Net income                                            --          --         --        99,156      99,156
    Other comprehensive loss (note 4)                     --          --     (101,199)       --      (101,199)
                                                                                                     --------
  Total comprehensive loss                                                                             (2,043)
                                                      --------    --------   --------    --------    --------
  Balance, end of year                                $ 10,000        --        6,245     640,320     656,565
                                                      ========    ========   ========    ========    ========

2000:
  Balance, beginning of year                          $ 10,000        --        6,245     640,320     656,565
  Dividends to parent                                     --          --         --       (55,000)    (55,000)
  Parent assumption of long term liability (note 11)      --         3,976       --          --         3,976
  Comprehensive income
    Net income                                            --          --         --        78,270      78,270
    Other comprehensive income (note 4)                   --          --       21,418        --        21,418
                                                                                                     --------
  Total comprehensive income                                                                           99,688
                                                      --------    --------   --------    --------    --------
  Balance, end of year                                $ 10,000       3,976     27,663     663,590     705,229
                                                      ========    ========   ========    ========    ========

2001:
  Balance, beginning of year                          $ 10,000       3,976     27,663     663,590     705,229
  Comprehensive income
    Net income                                            --          --         --        65,530      65,530
    Other comprehensive income (note 4)                   --          --       22,798        --        22,798
                                                                                                     --------
  Total comprehensive income                                                                           88,328
                                                      --------    --------   --------    --------    --------
  Balance, end of year                                $ 10,000       3,976     50,461     729,120     793,557
                                                      ========    ========   ========    ========    ========



See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                      Consolidated Statements of Cash Flows
                  Years ended December 31, 2001, 2000 and 1999
                             (dollars in thousands)

                                                                      2001          2000         1999
                                                                 -----------    -----------    -----------

Cash flows from operating activities:
  Net income                                                     $    65,530         78,270         99,156
  Adjustments to reconcile net income to net cash
    provided by operating activities
      Capitalization of deferred policy acquisition costs           (112,655)      (100,036)       (63,521)
      Amortization of deferred policy acquisition costs               44,750         26,242         29,124
      Amortization and depreciation                                   (3,486)          (162)           (75)
      Realized losses (gains) on invested assets, net                 30,291          4,788        (26,484)
      Deferred federal income tax (benefit) expense                   (1,284)         4,253          7,888
      Increase in accrued investment income                          (17,085)           (33)        (1,927)
      Increase in other assets                                      (113,625)        (9,982)       (22,392)
      Net increase (decrease) in Separate Accounts                    17,596        (10,991)        24,770
      Increase in policyholder account balances                       38,226         72,721         56,409
      Decrease in policyholders' dividend
      accumulations and other funds                                      (73)          (946)       (12,185)
      (Decrease) increase in current federal income tax payable       (6,975)        11,387         (8,549)
      Increase (decrease) in other liabilities                       104,053        (26,435)        14,965
      Other, net                                                        (984)        (6,018)        (3,875)
                                                                 -----------    -----------    -----------
        Net cash provided by operating activities                     44,279         43,058         93,304
                                                                 -----------    -----------    -----------

Cash flows from investing activities:
  Proceeds from maturity of fixed maturities available-for-sale       36,000         65,919         18,206
  Proceeds from sale of fixed maturities available-for-sale          584,729        310,311        295,806
  Proceeds from sale of equity securities                                 49          4,345         30,312
  Proceeds from maturity of fixed maturities held-to-maturity         73,514        160,298         86,335
  Proceeds from repayment of mortgage loans on real estate           230,411        163,471        183,514
  Proceeds from sale of real estate                                    1,244          3,388            962
  Cost of fixed maturities available-for-sale acquired            (1,618,325)      (484,818)      (354,722)
  Cost of equity securities acquired                                  (4,234)       (13,317)        (5,001)
  Cost of fixed maturities held-to-maturity acquired                (127,300)       (88,872)      (162,049)
  Cost of mortgage loans on real estate acquired                    (120,072)       (70,517)      (207,587)
  Cost of real estate acquired                                       (28,904)          (136)          (550)
  Change in policy loans, net                                         (7,483)        (9,080)        (4,523)
  Change in other assets, net                                         (1,865)        31,203            140
                                                                 -----------    -----------    -----------
        Net cash provided by (used in) investing activities         (982,236)        72,195       (119,157)
                                                                 -----------    -----------    -----------

Cash flows from financing activities:
  Universal life and investment product account deposits           2,157,191      1,494,447      1,221,353
  Universal life and investment product account withdrawals       (1,222,360)    (1,563,266)    (1,114,675)
  Proceeds from note issuance, net                                    50,000              -              -
  Dividends to shareholder                                                 -        (55,000)       (50,000)
                                                                 -----------    -----------    -----------
        Net cash provided by (used in) financing activities          984,831       (123,819)        56,678
                                                                 -----------    -----------    -----------

Net increase (decrease) in cash and cash equivalents                  46,874         (8,566)        30,825
Cash and cash equivalents, beginning of year                         140,186        148,752        117,927
                                                                 -----------    -----------    -----------
Cash and cash equivalents, end of year                           $   187,060        140,186        148,752
                                                                 ===========    ===========    ===========
Supplemental disclosure:
  Federal income taxes paid                                      $    44,076         25,772         51,773
                                                                 ===========    ===========    ===========
  Interest paid on notes payable                                 $     7,356          7,356          7,356
                                                                 ===========    ===========    ===========





See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


(1)    ORGANIZATION, CONSOLIDATION POLICY AND BUSINESS DESCRIPTION
       The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

       On February 12, 1998, ONLIC's Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company's policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note (2)(k)), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (ONFS). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

       ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

       The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.


                                        6
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
       The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

       (a)    VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES
              Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no securities classified as trading.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on non-accrual status. Cash receipts on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

                                        7
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

       Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date, net of associated deferred policy acquisition costs and capital gains expenses. Any capital gains occurring in the Closed Block (see note 2(k)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other than temporary declines of the fair value of invested assets are included in net realized gains and losses on investments.

       Dividends are recorded on the ex-dividend date and interest is accrued as earned.

(b)    REVENUES AND BENEFITS
       Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

       Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

       Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

(c)    DEFERRED POLICY ACQUISITION COSTS
       The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For traditional non-participating life insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, deferred policy acquisition costs are being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, deferred policy acquisition costs are being amortized with
                                        8
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

       interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. Deferred policy acquisition costs for participating life and universal life business are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see note 2(a)).

(d)    SEPARATE ACCOUNTS
       Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(e)    FUTURE POLICY BENEFITS
       Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

       Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges.

(f)    PARTICIPATING BUSINESS
       Participating business represents approximately 18%, 34% and 39% of the Company's ordinary life insurance in force in 2001, 2000 and 1999, respectively. The provision for policyholders' dividends is based on current dividend scales. Effective April 6, 2001, the Company entered into a Succession Rights Agreement with The Canada Life Assurance Company relating to the Company's group life and health insurance. As a result, the percentage of participating business declined.

(g)    REINSURANCE CEDED
       Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.


                                        9
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

(h) FEDERAL INCOME TAXES
       The Company is included as part of the consolidated federal income tax return of its ultimate parent, ONMH. The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

(i) CASH EQUIVALENTS
       For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(j) USE OF ESTIMATES
       In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

       The estimates susceptible to significant change are those used in determining the amortization of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, those used in determining valuation allowances for deferred tax assets, mortgage loans on real estate, and real estate, and those used in determining other than temporary declines in fair value of invested assets. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

(k) CLOSED BLOCK
       The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.



                                       10
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


The financial information of the Closed Block is consolidated with all other operating activities and while prepared on a GAAP basis, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information of the Closed Block is as follows as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001 follows:



                                                              2001         2000
                                                             --------    -------

Closed Block assets:
  Fixed maturity securities available-for-sale, at fair
    value (amortized cost of $295,858 and $270,377,
    as of December 31, 2001 and 2000, respectively)          $301,584    273,995
Fixed maturity securities held-to-maturity, at
  amortized cost                                               74,868     78,285
Mortgage loans on real estate, net                             80,263     86,742
Policy loans                                                  121,060    118,967
Short-term investments                                         12,958      9,459
Accrued investment income                                       6,782      6,255
Deferred policy acquisition costs                              85,921     89,288
Reinsurance recoverable                                         2,304      2,310
Other assets                                                    2,507      2,900
                                                             --------    -------
                                                             $688,247    668,201
                                                             ========    =======

Closed Block liabilities:
  Future policy benefits and claims                          $730,110    719,420
  Policyholders' dividend accumulations                        18,020     17,008
  Other policyowner funds                                       4,063      4,124
  Deferred tax liability                                        2,004      1,266
                                                             --------    -------
                                                             $754,197    741,818
                                                             ========    =======




                                       11
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


                                                         2001       2000       1999
                                                       --------    --------    --------
Closed Block revenues and expenses:
   Traditional life insurance premiums                 $ 67,513      71,331      74,269
   Net investment income                                 50,037      44,142      44,230
   Net realized (losses) gains on investments            (1,871)        866          33
   Benefits and claims                                  (67,108)    (76,671)    (71,806)
   Provision for policyholders' dividends on
   participating policies                               (27,172)    (25,421)    (26,608)
   Amortization of deferred policy acquisition costs     (5,409)     (2,820)     (4,433)
   Other operating costs and expenses                    (5,447)     (5,013)     (5,174)
                                                       --------    --------    --------

       Income before Federal income taxes              $ 10,543       6,414      10,511
                                                       ========    ========    ========



(l)    RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
       In June 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 ("SFAS 141"), "Business Combinations" and SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS 141 mandates the purchase method of accounting be used for all business combinations initiated after June 30, 2001, and establishes specific criteria for the recognition of intangible assets separately from goodwill. SFAS 142 addresses the accounting for goodwill and intangible assets subsequent to an acquisition. The Company is required to adopt SFAS 142 on January 1, 2002. The Company does not expect the adoption of SFAS 142 to have a material impact on its financial results.

       In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133, as amended by SFAS 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," and SFAS 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," was effective for the Company as of January 1, 2001.

       SFAS 133, as amended, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

       The Company adopted SFAS 133 as of January 1, 2001. The impact of adoption was not material to the consolidated financial position of the Company.

(m)    RECLASSIFICATIONS
       Certain amounts in the 2000 and 1999 consolidated financial statements have been reclassified to conform to the 2001 presentation.



                                       12
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

(3)    BASIS OF PRESENTATION
       The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC and ONLAC, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners
       (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC and ONLAC have no material permitted statutory accounting practices.

       The statutory basis net income and capital and surplus of ONLIC and ONLAC, after intercompany eliminations was $(39), $36,679 and $91,163 for the years ended December 31, 2001, 2000 and 1999, respectively, and $464,035 and $388,523 as of December 31, 2001 and 2000, respectively.

       The NAIC completed a project to codify statutory accounting principles (Codification), and issued a new NAIC Accounting practices and Procedures Manual, which was effective January 1, 2001 for ONLIC and ONLAC. The significant change for ONLIC and ONLAC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification. The total impact of adopting codification to statutory basis capital and surplus were increases of $20,786 and $6,959 for ONLIC and ONLAC, respectively.

(4)    OTHER COMPREHENSIVE INCOME
       Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of shareholder's equity that bypass net income. The related before and after federal tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:


                                                                        2001       2000        1999
                                                                     --------    --------    --------
Unrealized gains (losses) on securities available-for-sale arising during the period:
    Net of adjustment to deferred policy acquisition costs           $ 23,561      25,388    (127,982)
    Related federal tax (expense) benefit                              (5,753)     (5,672)     46,151
                                                                     --------    --------    --------

        Net                                                            17,808      19,716     (81,831)
                                                                     --------    --------    --------

Less:
  Reclassification adjustment for net (losses) gains on securities available-for-sale realized during the period:
    Gross                                                              (7,677)     (2,618)     29,798
    Related federal tax benefit (expense)                               2,687         916     (10,430)
                                                                     --------    --------    --------

        Net                                                            (4,990)     (1,702)     19,368
                                                                     --------    --------    --------

        Total other comprehensive income (loss)                      $ 22,798      21,418    (101,199)
                                                                     ========    ========    ========



                                       13
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
         (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                        Notes to Consolidated Financial Statements
                            December 31, 2001, 2000 and 1999
                                   (dollars in thousands)


(5)    INVESTMENTS
       An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:


                                                                                                   REALIZED GAINS (LOSSES) ON
                                                                     INVESTMENT INCOME                    INVESTMENTS
                                                          -----------------------------------    ---------------------------------
                                                              2001         2000        1999       2001         2000          1999
                                                          ---------      -------      -------    -------       ------       ------
GROSS INVESTMENT INCOME
Securities available-for-sale:
   Fixed maturities                                       $ 247,547      219,632      215,996    (11,428)      (1,820)      (1,184)
   Equity securities                                          1,699        5,634        3,495    (13,604)         475       16,830
Fixed maturities held-to-maturity                            63,557       67,136       66,735     (4,557)         (31)       2,760
Mortgage loans on real estate                                91,918      101,037      109,256     (1,772)      (7,015)         314
Real estate                                                   2,065        1,351        1,371       (300)         245         (252)
Policy loans                                                 12,128       11,068       10,988       --           --           --
Other                                                         3,553        4,611       17,782       --           (327)       9,481
Short-term                                                    3,903        6,312        4,133       --           --           --
                                                          ---------      -------      -------    -------       ------       ------
      Total gross investment income                         426,370      416,781      429,756    (31,848)      (8,473)      27,949
                                                                                                 -------       ------       ------
Investment expenses                                         (13,354)     (13,947)     (15,609)      --           --           --
Gains attributable to Closed Block                                                                  --           (866)      (1,191)
DAC amortization due to realized gains
   (losses)                                                                                        1,770         --           (218)
Change in valuation allowances for
   mortgage loans on real estate                                                                    (213)       4,551          (56)
                                                          ---------      -------      -------    -------       ------       ------
                                                                                                   1,557        3,685       (1,465)
                                                                                                 -------       ------       ------
      Net investment income                               $ 413,016      402,834      414,147
                                                          =========      =======      =======

      Net realized gains (losses) on
      investments                                                                               $ (30,291)      (4,788)      26,484
                                                                                                =========       ======       ======

                                       14
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows:


                                                                  DECEMBER 31, 2001
                                                ---------------------------------------------------
                                                             GROSS          GROSS
                                                AMORTIZED   UNREALIZED    UNREALIZED    ESTIMATED
                                                  COST        GAINS         LOSSES      FAIR VALUE
                                               ----------   ----------    ----------    ----------
SECURITIES AVAILABLE-FOR-SALE
  Fixed maturities:
    U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies                                  $   95,680        9,353          --         105,033
    Obligations of states and political
     subdivisions                                  84,640        7,118           (28)       91,730
    Debt securities issued by foreign
     governments                                    8,078        1,355          --           9,433
    Corporate securities                        2,588,978      100,004       (84,304)    2,604,678
    Mortgage-backed securities                  1,005,825       50,995        (8,163)    1,048,657
                                               ----------   ----------    ----------    ----------
      Total fixed maturities                   $3,783,201      168,825       (92,495)    3,859,531
                                               ==========   ==========    ==========    ==========

  Equity securities                            $   32,420       31,149        (4,056)       59,513
                                               ==========   ==========    ==========    ==========

FIXED MATURITY SECURITIES HELD-TO-MATURITY
  Obligations of states and political
   subdivisions                                $   13,228          682        (4,415)        9,495
  Corporate securities                            767,848       58,174        (5,173)      820,849
  Mortgage-backed securities                       26,065        1,699           (85)       27,679
                                               ----------   ----------    ----------    ----------
                                               $  807,141       60,555        (9,673)      858,023
                                               ==========   ==========    ==========    ==========

                                       15
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


                                                                    DECEMBER 31, 2000
                                               ----------------------------------------------------
                                                              GROSS         GROSS
                                                 AMORTIZED  UNREALIZED    UNREALIZED    ESTIMATED
                                                   COST       GAINS         LOSSES     FAIR VALUE
                                               ----------   ----------    ----------    ----------
SECURITIES AVAILABLE-FOR-SALE
  Fixed maturities:
    U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies                                  $  101,895        9,072          --         110,967
    Obligations of states and political
     subdivisions                                  85,485        5,807           (16)       91,276
    Debt securities issued by foreign
     governments                                    8,078        1,190          --           9,268
    Corporate securities                        1,746,549       63,143       (72,869)    1,736,823
    Mortgage-backed securities                    850,153       24,663          (945)      873,871
                                               ----------   ----------    ----------    ----------
      Total fixed maturities                   $2,792,160      103,875       (73,830)    2,822,205
                                               ==========   ==========    ==========    ==========

  Equity securities                            $   45,805       34,085       (12,026)       67,864
                                               ==========   ==========    ==========    ==========

FIXED MATURITY SECURITIES HELD-TO-MATURITY
  Obligations of states and political
   subdivisions                                $   16,761          512           (36)       17,237
  Corporate securities                            722,043       36,717        (3,971)      754,789
  Mortgage-backed securities                       19,240          885          (472)       19,653
                                               ----------   ----------    ----------    ----------
                                               $  758,044       38,114        (4,479)      791,679
                                               ==========   ==========    ==========    ==========

                                       16
                                                                    (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


                                                          2001          2000
                                                        ---------     ---------
Gross unrealized gain                                   $ 103,423        52,104
Unrealized gains related to Closed Block                   (5,726)       (3,618)
Adjustment to deferred policy acquisition costs           (25,241)       (8,948)
Deferred Federal income tax                               (24,315)      (11,875)
                                                        ---------     ---------

                                                        $  48,141        27,663
                                                        =========     =========


An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


                                                  2001       2000       1999
                                                --------     ------    --------
Securities available-for-sale:
  Fixed maturities                              $ 46,285     70,744    (228,410)
  Equity securities                                5,034    (13,946)    (12,407)
Fixed maturity securities held-to-maturity        17,247     29,350     (75,646)


The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2001.



                                                       FIXED MATURITY SECURITIES
                                          -------------------------------------------------
                                           AVAILABLE-FOR-SALE             HELD-TO-MATURITY
                                          ----------------------      --------------------
                                          AMORTIZED    ESTIMATED      AMORTIZED    ESTIMATED
                                             COST      FAIR VALUE       COST      FAIR VALUE
                                         ----------    ---------      -------      -------
Due in one year or less                  $   77,472       78,047       16,707       16,894
Due after one year through five years       530,764      538,818      228,601      237,911
Due after five years through ten years      954,065      974,121      348,928      374,568
Due after ten years                       2,220,900    2,268,545      212,905      228,650
                                         ----------    ---------      -------      -------
                                         $3,783,201    3,859,531      807,141      858,023
                                         ==========    =========      =======      =======

Proceeds from the sale of securities available-for-sale (excluding calls) during 2001, 2000 and 1999 were $595,198, $284,001 and $158,661, respectively. Gross gains of $4,008 ($758 in 2000 and $293 in 1999) and gross losses of $15,617
($8,038 in 2000 and $4,131 in 1999) were realized on those sales.


                                       17
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

       Investments with an amortized cost of $12,708 and $12,698 as of December 31, 2001 and 2000, respectively, were on deposit with various regulatory agencies as required by law.

       Real estate is presented at cost less accumulated depreciation of $2,736 in 2001 ($2,032 in 2000) and valuation allowances of $0 in 2001 and 2000.

       The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There was one foreclosure of a mortgage loan in 2001 and one foreclosure in 2000.

(6)    FUTURE POLICY BENEFITS AND CLAIMS
       The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 79% and 76% of the total liability for future policy benefits as of December 31, 2001 and 2000, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 6.3%, 6.1% and 6.4% for the years ended December 31, 2001, 2000 and 1999, respectively.

       The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:


                  YEAR OF ISSUE                 INTEREST RATE
               -------------------              --------------
               2001, 2000 and 1999                      4.0%
               1998 and prior                    2.25 - 6.0%


       Withdrawals:
       Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

       Mortality:
       Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(7)    NOTES PAYABLE
       On September 28, 2001 the Company issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. On July 11, 1994, the Company issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, the Company issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the notes on May 21, 1996, $15,000 of the notes issued on July 11, 1994 were retired.

       Total interest expense, including amounts paid to ONFS, was $8,372 for the year ended December 31, 2001 and $7,434 for the years ended December 31, 2000 and 1999, respectively.

       The notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.


                                       18
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


(8)    FEDERAL INCOME TAX
       Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 2001 and 2000, respectively.

       Total Federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:


                                           2001               2000                1999
                                   -----------------   ----------------    -------------------
                                     AMOUNT     %        AMOUNT      %       AMOUNT     %
                                   --------    ----    --------    ----    --------    ----
Computed (expected) tax expense    $ 34,941    35.0    $ 41,889    35.0    $ 52,632    35.0
Differential earnings                  --      --          --      --        (3,896)   (2.6)
Dividends received deduction and
   tax exempt interest                 (700)   (0.7)     (2,165)   (1.8)     (1,492)   (1.0)
Other, net                               60     0.1       1,688     1.4       3,978     2.6
                                   --------    ----    --------    ----    --------    ----
       Total expense and
       effective rate              $ 34,301    34.4    $ 41,412    34.6    $ 51,222    34.0
                                   ========    ====    ========    ====    ========    ====


Included in other, net in 1999 are non-deductible expenses related to the reorganization to a mutual holding company structure.


                                       19
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 relate to the following:

                                                                   2001        2000
                                                                ---------    ---------
Deferred tax assets:
  Pension and benefit obligations                               $  20,184       19,171
  Future policy benefits                                          310,100      123,397
  Mortgage loans on real estate                                     2,304        1,805
  Other                                                            24,528       17,346
                                                                ---------    ---------
      Total gross deferred tax assets                             357,116      161,719
                                                                ---------    ---------
Deferred tax liabilities:
  Fixed maturity securities available-for-sale                     26,720       10,495
  Deferred policy acquisition costs                               115,385      110,831
  Other fixed maturities, equity securities and other long-term
   investments                                                      8,433        4,047
  Reinsurance recoverable                                         225,146       42,042
  Other                                                            12,647       16,359
                                                                ---------    ---------
      Total gross deferred tax liabilities                        388,331      183,774
                                                                ---------    ---------
      Net deferred tax liability                                $ (31,215)     (22,055)
                                                                =========    =========

       The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 2001 and 2000. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining as of December 31, 2001.

(9)    DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS
       SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS
       107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.



                                       20
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


The following methods and assumptions were used by the Company in estimating its fair value disclosures:

CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS - The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities generally represent quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

NOTES PAYABLE - The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments.

POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.



                                       21
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure requirements were as follows as of December 31:


                                                         2001                   2000
                                             -----------------------    -----------------------
                                              CARRYING    ESTIMATED     CARRYING      ESTIMATED
                                               AMOUNT     FAIR VALUE     AMOUNT      FAIR VALUE
                                             ----------    ---------    ---------    ---------
ASSETS:
  Investments:
    Securities available-for-sale:
      Fixed maturities                       $3,859,531    3,859,531    2,822,205    2,822,205
      Equity securities                          59,513       59,513       67,864       67,864
    Fixed maturities held-to-maturity           807,141      858,023      758,044      791,679
    Mortgage loans on real estate             1,065,143    1,113,632    1,178,738    1,209,425
    Policy loans                                178,641      178,641      171,158      171,158
    Short-term investments                        8,698        8,698      105,117      105,117
  Cash                                          178,362      178,362       35,069       35,069
  Assets held in Separate Accounts            2,034,394    2,034,394    1,996,489    1,996,489

LIABILITIES:
  Guaranteed investment contracts               840,129      864,865      965,996      961,940
  Individual deferred annuity contracts       2,207,569    2,198,405    1,171,188    1,168,001
  Other annuity contracts                       973,719      988,633      845,188      837,059
  Policyholders' dividend accumulations
   and other policyholder funds                  77,838       77,838       77,911       77,911
  Notes payable                                 134,408      141,439       84,365       84,227
  Liabilities related to Separate Accounts    2,018,243    2,018,243    1,962,742    1,962,742



(10)    ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE
       (a)    FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
              The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds and venture capital partnerships of approximately $44,263 and $39,752 as of December 31, 2001 and 2000, respectively. These commitments involve to varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits and monitoring procedures.



                                       22
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


(b)    SIGNIFICANT CONCENTRATIONS OF CREDIT RISK
       Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 10% of the total loan portfolio as of December 31, 2001. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2001 and 2000:


                                                        2001           2000
                                                     -----------    -----------
Mortgage assets by type:
  Retail                                             $   333,798        348,940
  Office                                                 268,289        315,705
  Apartment                                              236,809        284,713
  Industrial                                             131,227        133,710
  Other                                                  100,389        100,826
                                                     -----------    -----------
                                                       1,070,512      1,183,894
        Less valuation allowances                         (5,369)        (5,156)
                                                     -----------    -----------

        Total mortgage loans on real estate, net     $ 1,065,143      1,178,738
                                                     ===========    ===========



(11)   PENSIONS AND OTHER POSTRETIREMENT BENEFITS
       The Company sponsors a fully funded pension plan covering all home office employees hired prior to January 1, 1998. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years. The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits and covering general agents. The general agents plan provides benefits based on years of service and average compensation during the final five and ten years of service.

       The Company currently offers eligible retirees the opportunity to participate in a health and group life plan. The Company has two post-retirement benefit plans (other benefits), one is offered to home office employees, the other is offered to career agents.

       HOME OFFICE POST-RETIREMENT BENEFITS PLAN

       The Company provides a declining service schedule. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the age and years of service requirements. The plan states that an employee becomes eligible as follows: age 55 with 20 years of credited service at retirement, age 56 with 18 years of service, age 57 with 16 years of service grading to age 64 with 2 years of service. The health plan is contributory with retirees contributing approximately 45% of premium for coverage.



                                       23
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


AGENTS POST-RETIREMENT BENEFITS PLAN

Only career agents with contracts effective prior to January 1, 1996 may become eligible for these benefits provided that the agent is at least age 55 and has 15 years of credited service at retirement. The health plan is contributory, with retirees contributing approximately 47% of medical costs.

Information regarding the funded status of the pension plans as a whole and other benefits as a whole as of December 31, 2001 and 2000 is as follows:

                                              PENSION BENEFITS         OTHER BENEFITS
                                            --------------------    --------------------
                                              2001        2000         2001       2000
                                            --------    --------    --------    --------
CHANGE IN BENEFIT OBLIGATION:
  Benefit obligation at beginning of year   $ 40,407      45,542       6,557       6,068
  Service cost                                 1,771       2,061         361         267
  Interest cost                                3,402       3,524         762         464
  Actuarial loss (gain)                        3,036        (934)      2,934        --
  Benefits paid                               (1,839)     (9,696)       (348)       (242)
                                            --------    --------    --------    --------
      Benefit obligation at end of year     $ 46,777      40,497      10,266       6,557
                                            ========    ========    ========    ========

CHANGE IN PLAN ASSETS:
  Fair value of assets at beginning of year $ 28,793      35,529        --          --
  Actual return on plan assets                (3,595)     (4,561)       --          --
  Employer contribution                        1,129        --          --          --
  Benefits paid                                 (810)     (2,175)       --          --
                                            --------    --------    --------    --------
      Fair value of assets at end of year   $ 25,517      28,793        --          --
                                            ========    ========    ========    ========

CALCULATION OF FUNDED STATUS:
  Funded status                             $(21,260)    (11,704)    (10,266)     (6,557)
  Unrecognized actuarial loss (gain)          11,642       2,469       1,240      (1,558)
  Unrecognized prior service cost               (881)       (881)     (5,236)     (5,742)
                                            --------    --------    --------    --------
      Net amount recognized                 $(10,499)    (10,239)    (14,262)    (13,857)
                                            ========    ========    ========    ========




                                       24
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


The following table shows the portions of the above values, in aggregate, attributable to the pension plans whose accumulated benefit obligation exceeds plan assets:


                                                       PENSION BENEFITS
                                             ----------------------------------
                                               2001          2000         1999
                                             --------       ------       ------
Projected benefit obligation                 $ 17,288       14,397       19,941
Accumulated benefit obligation                 13,081       11,154       15,981
Assets                                           --           --           --
Minimum liability                              13,081       11,154       15,981
Accrued pension cost                          (11,631)     (10,023)     (15,584)
Unrecognized transition obligation              1,410        1,645        2,329


Effective December 31, 2000, the Company transferred the obligations of two of its unfunded retirement plans to ONFS. These plans are non-qualified, defined benefit plans. In addition to the liabilities transferred, those employees covered by these plans became employees of ONFS effective December 31, 2000. The expenses related to these plans prior to the transfer are reflected in the Company's 2000 and 1999 consolidated statements of income.

Weighted average assumptions used in calculating the funded status and net periodic benefit cost of the pension plans and other benefits were as follows:


                                            PENSION BENEFITS       OTHER BENEFITS
                                            ----------------       --------------
                                            2001       2000       2001      2000
                                            ----       ----       ----      ----
Discount rate                               6.45%      6.80%      7.25%     7.65%
Expected return on plan assets             10.50%     10.50%      --        --
Rate of compensation increase               5.10%      5.00%      --        --

For measurement purposes, an ultimate annual rate of increase in the per capita cost of covered health care benefits of 5% was assumed for 2001 and thereafter.


                                       25
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

Components of net periodic benefit cost for the pension plans and other benefits for the years ended December 31, 2001, 2000 and 1999 were as follows:


                                             PENSION BENEFITS                  OTHER BENEFITS
                                     -----------------------------       ---------------------------
                                      2001        2000       1999        2001       2000       1999
                                     -------      -----      -----       ----       ----        ---
Service cost                         $ 1,771      2,061      2,634        361        267        255
Interest cost                          3,402      3,524      3,411        762        464        398
Expected return on plan assets        (2,918)    (3,553)    (2,404)      --         --         --
Amortization of prior service cost      (123)       (67)       (67)      (505)      (505)      (505)
Recognized actuarial loss (gain)         374     (1,119)       549        136       (122)       (67)
                                     -------        ---      -----        ---        ---         --
Net periodic benefit cost            $ 2,506        846      4,123        754        104         81
                                     =======        ===      =====        ===        ===         ==


      The health care cost trend rate assumption has a significant effect on the amounts reported for the health care plan. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 2001 and 2000 by $395 and $312, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 2001, 2000 and 1999 by $16, $17 and $17, respectively.

      The Company also maintains a qualified contributory defined contribution profit sharing plan covering substantially all employees. Company contributions to the profit sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense reported for contributions to the plan for 2001, 2000 and 1999 were $2,256, $2,000 and $1,917, respectively.

      Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this plan was $279, $241 and $45 in 2001, 2000 and 1999, respectively.

      The Company's qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS's employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(12) REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS ONLIC and ONLAC exceed the minimum risk-based capital (RBC) requirements as established by the NAIC as of December 31, 2001. Also, the impact of adoption of Codification by ONLIC and ONLAC as of January 1, 2001 (see note 3) did not have a material impact on their respective RBC levels.

      The Company has designated a portion of retained earnings for separate account contingencies and investment guarantees totaling $1,647 as of December 31, 2001 and 2000, respectively.



                                       26
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)



       The payment of dividends by the Company to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of the Department is limited to the greater of the net income of the preceding calendar year or 10% of unassigned statutory surplus as of the preceding December 31. The Company paid no dividends to ONFS in 2001. The Company paid dividends of approximately $55,000 and $50,000 to ONFS in 2000 and 1999, respectively. Dividends of approximately $31,800 may be paid in 2002 without prior approval.

       The payment of dividends by ONLAC to the Company is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of the Department is limited to the greater of the net income of the preceding calendar year or 10% of assigned statutory surplus as of the preceding December 31. Therefore, dividends of approximately $10,677 may be paid in 2002 without prior approval of the Director of the Department. ONLAC paid $24,000 in 2001 (none in 2000 and 1999).

(13)   BANK LINE OF CREDIT
       As of December 31, 2001 and 2000, ONLIC had a $10,000 unsecured line of credit, which was not utilized during 2001 and 2000.

(14)   CONTINGENCIES
       The Company and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(15)   REINSURANCE
       The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 16%, 15% and 12% of gross earned life and accident and health premiums during 2001, 2000 and 1999, respectively. In 2001, the Company entered into a coinsurance agreement to facilitate additional sales of fixed annuity products. The effect of this agreement is that the Company retains approximately 1/3 of the financial benefits and risks of certain fixed annuities issued. As these are deposit type products, there is no impact on reported premiums. However, the large increase in reinsurance recoverables in 2001 is primarily a result of this new agreement.



                                       27
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

(16)   SEGMENT INFORMATION
       The Company conducts its business in three operating segments: individual life insurance, pension and annuities, and other insurance. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes individual disability insurance along with group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. In addition to our operating segments, certain assets not specifically allocated to support any product line, along with various corporate expenses and liabilities, are assigned to the corporate segment. All revenue, expense, asset and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.

       The Company entered into a Succession Rights Agreement with The Canada Life Assurance Company effective April 6, 2001 relating to the Company's group life and health insurance. The amount shown in "Other income" for the other insurance segment is the earned portion of the proceeds generated by this agreement. Approximately $1,165 of additional proceeds remain unearned and are expected to be recognized in earnings in 2002 as all final obligations of the agreement are met.




                                                         FOR THE YEAR ENDED OR AS OF DECEMBER 31, 2001
                                              ----------------------------------------------------------------
                                              INDIVIDUAL    PENSION
                                                 LIFE          AND         OTHER
                                              INSURANCE     ANNUITIES     INSURANCE     CORPORATE       TOTAL
                                              ----------   ----------    ----------    ----------    ---------
Revenues:
  Traditional life insurance premiums         $  109,065         --         21,035          --         130,100
  Accident and health insurance premiums            --           --         26,036          --          26,036
  Annuity premiums and charges                      --         30,560         --            --          30,560
  Universal life policy charges                   65,006         --           --            --          65,006
  Net investment income                          134,543      265,194        9,820         3,459       413,016
  Net realized losses on investments                --           --           --         (30,291)      (30,291)
  Other income                                       551       18,711        7,280            86        26,628
                                              ----------   ----------    ----------    ----------    ---------

                                                 309,165      314,465        64,171       (26,746)     661,055
                                              ----------   ----------    ----------    ----------    ---------

Benefits and expenses:
  Benefits and claims                            172,870      211,046       28,193          --         412,109
  Provision for policyholders' dividends on
   participating policies                         29,651           13           10          --          29,674
  Operating expenses                              62,600       38,156       13,184         5,501       119,441
                                              ----------   ----------    ----------    ----------    ---------

                                                 265,121      249,215        41,387         5,501      561,224

  Income (loss) before Federal income taxes   $   44,044       65,250       22,784       (32,247)       99,831
                                              ==========   ==========    ==========    ==========    =========

Total assets as of December 31, 2001          $2,565,823    6,204,589      233,647       444,136     9,448,193
                                              ==========   ==========   ==========    ==========    ==========

                                       28
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)

                                                         FOR THE YEAR ENDED OR AS OF DECEMBER 31, 2000
                                               ---------------------------------------------------------------
                                               INDIVIDUAL   PENSION
                                                  LIFE        AND        OTHER
                                               INSURANCE   ANNUITIES    INSURANCE    CORPORATE        TOTAL
                                              ----------   ----------   ----------   ----------    ----------
Revenues:
  Traditional life insurance premiums         $  105,171         --         31,020         --         136,191
  Accident and health insurance premiums            --           --         26,001         --          26,001
  Annuity premiums and charges                      --         46,100         --           --          46,100
  Universal life policy charges                   60,508         --           --           --          60,508
  Net investment income                          124,385      258,834        8,918       10,697       402,834
  Net realized losses on investments                --           --           --         (4,788)       (4,788)
  Other income                                       131       10,971         --          7,600        18,702
                                              ----------   ----------   ----------   ----------    ----------
                                                 290,195      315,905       65,939       13,509       685,548
                                              ----------   ----------   ----------   ----------    ----------

Benefits and expenses:
  Benefits and claims                            164,690      215,896       46,947         --         427,533
  Provision for policyholders' dividends on
   participating policies                         26,623           18            5         --          26,646
  Operating expenses                              44,939       34,144       14,476       18,128       111,687
                                              ----------   ----------   ----------   ----------    ----------

                                                 236,252      250,058       61,428       18,128       565,866

  Income (loss) before Federal income taxes   $   53,943       65,847        4,511       (4,619)      119,682
                                              ==========   ==========   ==========   ==========    ==========

Total assets as of December 31, 2000          $2,225,182    5,086,540      177,419      319,688     7,808,829
                                              ==========   ==========   ==========   ==========    ==========

                                       29
                                                                     (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2001, 2000 and 1999
                             (dollars in thousands)


                                                         FOR THE YEAR ENDED OR AS OF DECEMBER 31, 1999
                                              --------------------------------------------------------------
                                              INDIVIDUAL    PENSION
                                                LIFE          AND         OTHER
                                              INSURANCE     ANNUITIES   INSURANCE     CORPORATE      TOTAL
                                              ----------   ----------   ----------   ----------   ----------
Revenues:
  Traditional life insurance premiums         $  101,019         --         30,260         --        131,279
  Accident and health insurance premiums            --           --         25,530         --         25,530
  Annuity premiums and charges                      --         36,931         --           --         36,931
  Universal life policy charges                   66,189         --           --           --         57,525
  Net investment income                          118,147      265,808        8,756       21,436      414,147
  Net realized losses on investments                --           --           --         26,484       26,484
  Other income                                       172       14,355         --           --         14,527
                                              ----------   ----------   ----------   ----------   ----------
                                                 285,527      317,094       64,546       47,920      706,423
                                              ----------   ----------   ----------   ----------   ----------

Benefits and expenses:
  Benefits and claims                            160,284      206,575       49,048         --        407,243
  Provision for policyholders' dividends on
   participating policies                         27,563           19         --           --         27,582
  Operating expenses                              46,148       46,743       14,102       14,227      121,220
                                              ----------   ----------   ----------   ----------   ----------
                                                 233,995      253,337       63,150       14,227      556,045

  Income before Federal income taxes          $   51,532       63,757        1,396       33,693      150,378
                                              ==========   ==========   ==========   ==========   ==========

Total assets as of December 31, 1999          $2,145,787    4,913,534      159,131      299,933    7,518,385
                                              ==========   ==========   ==========   ==========   ==========

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2001

                                                                            MONEY
                                                             EQUITY         MARKET         BOND          OMNI       INTERNATIONAL
                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                          ------------   ------------   -----------   -----------   -------------
Assets -- Investments at market value (note 2)..........  $212,533,288   $117,316,844   $31,679,049   $40,634,246   $ 34,268,806
                                                          ============   ============   ===========   ===========   ============
Contract owners' equity:
  Contracts in accumulation period (note 3).............   211,750,651    117,225,580    31,408,935    40,524,425     34,251,000
  Annuity reserves for contracts in payment period......       782,637         91,264       270,114       109,821         17,806
                                                          ------------   ------------   -----------   -----------   ------------
Total contract owners' equity...........................  $212,533,288   $117,316,844   $31,679,049   $40,634,246   $ 34,268,806
                                                          ============   ============   ===========   ===========   ============

                                                            CAPITAL
                                                          APPRECIATION     SMALL CAP
                                                           SUBACCOUNT     SUBACCOUNT
                                                          ------------   -------------
Assets -- Investments at market value (note 2)..........  $51,455,925     $49,772,326
                                                          ===========     ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).............   51,384,390      49,722,825
  Annuity reserves for contracts in payment period......       71,535          49,501
                                                          -----------     -----------
Total contract owners' equity...........................  $51,455,925     $49,772,326
                                                          ===========     ===========

                                                          INTERNATIONAL
                                                              SMALL        AGGRESSIVE       CORE        GROWTH &        S&P 500
                                                             COMPANY         GROWTH        GROWTH        INCOME          INDEX
                                                           SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                          -------------   ------------   -----------   -----------   -------------
Assets -- Investments at market value (note 2)..........  $  7,575,907    $  6,819,269   $ 6,473,920   $50,523,081   $102,054,793
                                                          ============    ============   ===========   ===========   ============
Contract owners' equity:
  Contracts in accumulation period (note 3).............     7,575,907       6,819,269     6,465,820    50,450,978    102,009,466
  Annuity reserves for contracts in payment period......             0               0         8,100        72,103         45,327
                                                          ------------    ------------   -----------   -----------   ------------
Total contract owners' equity...........................  $  7,575,907    $  6,819,269   $ 6,473,920   $50,523,081   $102,054,793
                                                          ============    ============   ===========   ===========   ============


                                                             SOCIAL
                                                           AWARENESS       BLUE CHIP
                                                           SUBACCOUNT     SUBACCOUNT
                                                          ------------   -------------
Assets -- Investments at market value (note 2)..........  $   724,462     $ 8,306,587
                                                          ===========     ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).............      724,462       8,306,587
  Annuity reserves for contracts in payment period......            0               0
                                                          -----------     -----------
Total contract owners' equity...........................  $   724,462     $ 8,306,587
                                                          ===========     ===========

                                                                                                                    DOW TARGET 10
                                                             EQUITY      HIGH INCOME      CAPITAL       NASDAQ      -------------
                                                             INCOME          BOND         GROWTH          100          JANUARY
                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                          ------------   ------------   -----------   -----------   -------------
Assets -- Investments at market value (note 2)..........  $  9,217,294   $ 10,597,124   $31,789,861   $ 5,736,124   $    545,928
                                                          ============   ============   ===========   ===========   ============
Contract owners' equity:
  Contracts in accumulation period (note 3).............     9,217,294     10,597,124    31,708,503     5,736,124        545,928
  Annuity reserves for contracts in payment period......             0              0        81,358             0              0
                                                          ------------   ------------   -----------   -----------   ------------
Total contract owners' equity...........................  $  9,217,294   $ 10,597,124   $31,789,861   $ 5,736,124   $    545,928
                                                          ============   ============   ===========   ===========   ============

                                                               DOW TARGET 10
                                                          ----------------------------
                                                            FEBRUARY         MARCH
                                                           SUBACCOUNT     SUBACCOUNT
                                                          ------------   -------------
Assets -- Investments at market value (note 2)..........  $ 1,165,235     $ 1,008,557
                                                          ===========     ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).............    1,165,235       1,008,557
  Annuity reserves for contracts in payment period......            0               0
                                                          -----------     -----------
Total contract owners' equity...........................  $ 1,165,235     $ 1,008,557
                                                          ===========     ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2001

                                                                                  DOW TARGET 10
                                                          --------------------------------------------------------------
                                                            APRIL         MAY          JUNE         JULY        AUGUST
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------   ----------   ----------   ----------
Assets -- Investments at market value (note 2)..........  $1,256,264    $905,202     $939,872    $1,080,209    $733,025
                                                          ==========    ========     ========    ==========    ========
Contract owners' equity:
  Contracts in accumulation period (note 3).............  $1,256,264    $905,202     $939,872    $1,080,209    $733,025
                                                          ==========    ========     ========    ==========    ========

                                                               DOW TARGET 10
                                                          -----------------------
                                                          SEPTEMBER     OCTOBER
                                                          SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------
Assets -- Investments at market value (note 2)..........   $793,406     $740,792
                                                           ========     ========
Contract owners' equity:
  Contracts in accumulation period (note 3).............   $793,406     $740,792
                                                           ========     ========

                                                               DOW TARGET 10                    DOW TARGET 5
                                                          -----------------------   ------------------------------------
                                                           NOVEMBER     DECEMBER     JANUARY      FEBRUARY      MARCH
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------   ----------   ----------   ----------
Assets -- Investments at market value (note 2)..........  $  705,940    $493,859     $137,122    $  143,774    $133,270
                                                          ==========    ========     ========    ==========    ========
Contract owners' equity:
  Contracts in accumulation period (note 3).............  $  705,940    $493,859     $137,122    $  143,774    $133,270
                                                          ==========    ========     ========    ==========    ========

                                                               DOW TARGET 5
                                                          -----------------------
                                                            APRIL         MAY
                                                          SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------
Assets -- Investments at market value (note 2)..........   $ 90,655     $ 97,503
                                                           ========     ========
Contract owners' equity:
  Contracts in accumulation period (note 3).............   $ 90,655     $ 97,503
                                                           ========     ========

                                                                                   DOW TARGET 5
                                                          --------------------------------------------------------------
                                                             JUNE         JULY        AUGUST     SEPTEMBER     OCTOBER
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------   ----------   ----------   ----------
Assets -- Investments at market value (note 2)..........  $  194,319    $108,070     $234,936    $  114,657    $174,656
                                                          ==========    ========     ========    ==========    ========
Contract owners' equity:
  Contracts in accumulation period (note 3).............  $  194,319    $108,070     $234,936    $  114,657    $174,656
                                                          ==========    ========     ========    ==========    ========

                                                               DOW TARGET 5
                                                          -----------------------
                                                           NOVEMBER     DECEMBER
                                                          SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------
Assets -- Investments at market value (note 2)..........   $139,301     $206,137
                                                           ========     ========
Contract owners' equity:
  Contracts in accumulation period (note 3).............   $139,301     $206,137
                                                           ========     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2001

                                                                  FIDELITY INVESTMENTS
                                                          -------------------------------------
                                                                       VIP EQUITY    VIP HIGH
                                                          VIP GROWTH     INCOME     INCOME BOND
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------   -----------
Assets -- Investments at market value (note 2)..........  $7,150,565   $5,752,099   $1,139,858
                                                          ==========   ==========   ==========
Contract owners' equity:
  Contracts in accumulation period (note 3).............   7,150,565    5,752,099    1,139,858
  Annuity reserves for contracts in payment period......           0            0            0
                                                          ----------   ----------   ----------
Total contract owners' equity...........................  $7,150,565   $5,752,099   $1,139,858
                                                          ==========   ==========   ==========

                                                                     JANUS ASPEN SERIES INSTITUTIONAL SHARES
                                                          -------------------------------------------------------------
                                                                           INTERNATIONAL    WORLDWIDE
                                                              GROWTH          GROWTH         GROWTH         BALANCED
                                                            SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                          --------------   -------------   -----------   --------------
Assets -- Investments at market value (note 2)..........   $43,780,608      $7,322,874     $31,201,236    $56,655,288
                                                           ===========      ==========     ===========    ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).............    43,780,608       7,211,161      31,193,130     56,438,499
  Annuity reserves for contracts in payment period......             0         111,713           8,106        216,789
                                                           -----------      ----------     -----------    -----------
Total contract owners' equity...........................   $43,780,608      $7,322,874     $31,201,236    $56,655,288
                                                           ===========      ==========     ===========    ===========

                                                            SALOMON BROTHERS VARIABLE SERIES
                                                          -------------------------------------
                                                                         TOTAL
                                                           CAPITAL       RETURN      INVESTORS
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------   -----------
Assets -- Investments at market value (note 2)..........  $9,356,306   $4,715,824   $4,360,368
                                                          ==========   ==========   ==========
Contract owners' equity:
  Contracts in accumulation period (note 3).............   9,216,128    4,715,824    4,360,368
  Annuity reserves for contracts in payment period......     140,178            0            0
                                                          ----------   ----------   ----------
Total contract owners' equity...........................  $9,356,306   $4,715,824   $4,360,368
                                                          ==========   ==========   ==========

                                                                 STRONG VARIABLE ANNUITY FUNDS           MORGAN STANLEY
                                                          --------------------------------------------   UNIVERSAL FUNDS
                                                                             MULTI CAP       MID-CAP     ---------------
                                                          OPPORTUNITY II     VALUE II       GROWTH II     FIXED INCOME
                                                            SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                          --------------   -------------   -----------   ---------------
Assets -- Investments at market value (note 2)..........   $20,642,896      $2,620,422     $36,208,464     $ 4,921,053
                                                           ===========      ==========     ===========     ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).............    20,642,896       2,620,422      36,122,051       4,921,053
  Annuity reserves for contracts in payment period......             0               0          86,413               0
                                                           -----------      ----------     -----------     -----------
Total contract owners' equity...........................   $20,642,896      $2,620,422     $36,208,464     $ 4,921,053
                                                           ===========      ==========     ===========     ===========

                                                             MORGAN STANLEY UNIVERSAL FUNDS               GOLDMAN SACHS
                                                          -------------------------------------   ------------------------------
                                                           US REAL                   EMERGING       VIT GROWTH       VIT CORE
                                                            ESTATE       VALUE       MKT. DEBT       & INCOME        US EQUITY
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                          ----------   ----------   -----------   --------------   -------------
Assets -- Investments at market value (note 2)..........  $1,564,536   $1,268,482   $  208,967     $ 5,609,312      $8,264,053
                                                          ==========   ==========   ==========     ===========      ==========
Contract owners' equity:
  Contracts in accumulation period (note 3).............   1,559,680    1,268,482      208,967       5,609,312       8,264,053
  Annuity reserves for contracts in payment period......       4,856            0            0               0               0
                                                          ----------   ----------   ----------     -----------      ----------
Total contract owners' equity...........................  $1,564,536   $1,268,482   $  208,967     $ 5,609,312      $8,264,053
                                                          ==========   ==========   ==========     ===========      ==========

                                                                 GOLDMAN SACHS
                                                          ----------------------------
                                                          VIT GLOBAL     VIT CAPITAL
                                                            INCOME          GROWTH
                                                          SUBACCOUNT      SUBACCOUNT
                                                          -----------   --------------
Assets -- Investments at market value (note 2)..........  $ 3,780,998    $ 6,733,819
                                                          ===========    ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).............    3,780,998      6,733,819
  Annuity reserves for contracts in payment period......            0              0
                                                          -----------    -----------
Total contract owners' equity...........................  $ 3,780,998    $ 6,733,819
                                                          ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2001

                                                                LAZARD RETIREMENT FUNDS                   PRUDENTIAL
                                                          -----------------------------------   ------------------------------

                                                              EMERGING                            20/20 FOCUS       JENNISON
                                                               MARKET           SMALL CAP             CL 2            CL 2
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                                          ----------------   ----------------   ----------------   -----------
Assets -- Investments at market value (note 2)..........    $ 1,805,656        $ 8,675,292        $ 1,042,549      $ 5,672,774
                                                            ===========        ===========        ===========      ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).............      1,805,656          8,659,325          1,042,549        5,672,774
  Annuity reserves for contracts in payment period......              0             15,967                  0                0
                                                            -----------        -----------        -----------      -----------
Total contract owners' equity...........................    $ 1,805,656        $ 8,675,292        $ 1,042,549      $ 5,672,774
                                                            ===========        ===========        ===========      ===========

                                                            BRINSON
                                                          SERIES TRUST
                                                          MUTUAL FUNDS      PBHG
                                                          ------------   -----------
                                                            TACTICAL
                                                           ALLOCATION      TECH &
                                                            CLASS I         COMM
                                                           SUBACCOUNT    SUBACCOUNT
                                                          ------------   -----------
Assets -- Investments at market value (note 2)..........  $11,793,022    $ 4,755,634
                                                          ===========    ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).............   11,793,022      4,755,634
  Annuity reserves for contracts in payment period......            0              0
                                                          -----------    -----------
Total contract owners' equity...........................  $11,793,022    $ 4,755,634
                                                          ===========    ===========

                                                                           FIDELITY INVESTMENTS
                                                          ------------------------------------------------------
                                                          VIP SERVICE CL 2   VIP SERVICE CL 2   VIP SERVICE CL 2
                                                            MID-CAP III         CONTRA II            GROWTH
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          ----------------   ----------------   ----------------
Assets -- Investments at market value (note 2)..........    $20,007,979        $10,598,108        $18,930,035
                                                            ===========        ===========        ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).............     19,998,945         10,515,755         18,930,035
  Annuity reserves for contracts in payment period......          9,034             82,353                  0
                                                            -----------        -----------        -----------
Total contract owners' equity...........................    $20,007,979        $10,598,108        $18,930,035
                                                            ===========        ===========        ===========

                                                                     JANUS ASPEN SERIES SERVICE SHARES
                                                          --------------------------------------------------------
                                                                         WORLDWIDE                   INTERNATIONAL
                                                            GROWTH         GROWTH       BALANCED        GROWTH
                                                          SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                          -----------   ------------   -----------   -------------
Assets -- Investments at market value (note 2)..........  $34,635,362   $35,418,754    $57,809,411    $14,954,098
                                                          ===========   ===========    ===========    ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).............   34,633,502    35,416,852     57,806,664     14,954,098
  Annuity reserves for contracts in payment period......        1,860         1,902          2,747              0
                                                          -----------   -----------    -----------    -----------
Total contract owners' equity...........................  $34,635,362   $35,418,754    $57,809,411    $14,954,098
                                                          ===========   ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2001

                                                          JP MORGAN SERIES TRUST II        ALLIANCE CAPITAL (NOTE 8)
                                                          -------------------------   ------------------------------------
                                                             SMALL        MID CAP       GLOBAL      GROWTH &
                                                            COMPANY        VALUE         BOND        INCOME       QUASAR
                                                          SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          -----------   -----------   ----------   ----------   ----------
Assets -- Investments at market value (note 2)..........  $5,068,321     $ 211,043    $ 548,851    $2,795,424   $  406,422
                                                          ==========     =========    =========    ==========   ==========
Contract owners' equity:
  Contracts in accumulation period (note 3).............  $5,068,321     $ 211,043    $ 548,851    $2,795,424   $  406,422
                                                          ==========     =========    =========    ==========   ==========

                                                                      MFS INVESTMENT MANAGEMENT
                                                          -------------------------------------------------
                                                             NEW       INVESTORS     MID-CAP       TOTAL
                                                          DISCOVERY      GROWTH       GROWTH       RETURN
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------   ----------   ----------
Assets -- Investments at market value (note 2)..........  $  381,228   $ 199,821    $ 245,852    $  814,803
                                                          ==========   =========    =========    ==========
Contract owners' equity:
  Contracts in accumulation period (note 3).............  $  381,228   $ 199,821    $ 245,852    $  814,803
                                                          ==========   =========    =========    ==========

                                                          FIRST AMERICAN (NOTE 8)
                                                          ------------------------
                                                          CORPORATE      EQUITY
                                                             BOND        INCOME
                                                          SUBACCOUNT   SUBACCOUNT
                                                          ----------   -----------
Assets -- Investments at market value (note 2)..........  $2,678,386   $12,762,390
                                                          ==========   ===========
Contract owners' equity:
  Contracts in accumulation period (note 3).............  $2,678,386   $12,762,390
                                                          ==========   ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                    EQUITY                   MONEY MARKET                    BOND
                                                  SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                          ---------------------------   -----------------------   ---------------------------
                                              2001           2000          2001         2000          2001           2000
                                          ------------   ------------   ----------   ----------   ------------   ------------
Investment activity:
  Reinvested dividends..................  $    582,066   $ 10,464,552   $2,449,352   $2,329,718   $  1,419,156   $    795,628
  Risk & administrative expense (note
     4).................................    (2,484,165)    (1,963,805)    (963,569)    (474,741)      (261,449)      (129,093)
                                          ------------   ------------   ----------   ----------   ------------   ------------
       Net investment activity..........    (1,902,099)     8,500,747    1,485,783    1,854,977      1,157,707        666,535
                                          ------------   ------------   ----------   ----------   ------------   ------------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...........             0        534,237            0            0              0              0
     Realized gain (loss)...............      (953,994)      (124,285)       3,698      (16,725)       (38,548)      (104,550)
     Unrealized gain (loss).............   (18,538,279)   (22,249,108)           0            0        131,142        (24,417)
                                          ------------   ------------   ----------   ----------   ------------   ------------
       Net gain (loss) on investments...   (19,492,273)   (21,839,156)       3,698      (16,725)        92,594       (128,967)
                                          ------------   ------------   ----------   ----------   ------------   ------------
          Net increase (decrease) in
            contract owners' equity from
            operations..................  $(21,394,372)  $(13,338,409)  $1,489,481   $1,838,252   $  1,250,301   $    537,568
                                          ============   ============   ==========   ==========   ============   ============

                                                     OMNI
                                                  SUBACCOUNT
                                          --------------------------
                                             2001           2000
                                          -----------   ------------
Investment activity:
  Reinvested dividends..................  $   844,671   $    810,648
  Risk & administrative expense (note
     4).................................     (517,713)      (783,322)
                                          -----------   ------------
       Net investment activity..........      326,958         27,326
                                          -----------   ------------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...........            0     10,554,622
     Realized gain (loss)...............   (1,921,241)     3,426,768
     Unrealized gain (loss).............   (5,799,239)   (24,559,417)
                                          -----------   ------------
       Net gain (loss) on investments...   (7,720,480)   (10,578,027)
                                          -----------   ------------
          Net increase (decrease) in
            contract owners' equity from
            operations..................  $(7,393,522)  $(10,550,701)
                                          ===========   ============

                                                 INTERNATIONAL           CAPITAL APPRECIATION              SMALL CAP
                                                  SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                          ---------------------------   -----------------------   ---------------------------
                                              2001           2000          2001         2000          2001           2000
                                          ------------   ------------   ----------   ----------   ------------   ------------
Investment activity:
  Reinvested dividends..................  $          0   $  9,357,558   $  198,068   $3,627,367   $          0   $  4,982,439
  Risk & administrative expense (note
     4).................................      (415,806)      (582,313)    (467,532)    (288,191)      (587,449)      (741,486)
                                          ------------   ------------   ----------   ----------   ------------   ------------
       Net investment activity..........      (415,806)     8,775,245     (269,464)   3,339,176       (587,449)     4,240,953
                                          ------------   ------------   ----------   ----------   ------------   ------------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...........             0      3,608,750    4,260,809       26,853              0      8,278,584
     Realized gain (loss)...............   (27,917,389)    11,824,379      100,655     (409,482)    (1,773,040)     2,200,145
     Unrealized gain (loss).............    16,782,653    (36,149,453)    (977,109)   3,840,523     (9,650,431)   (23,755,818)
                                          ------------   ------------   ----------   ----------   ------------   ------------
       Net gain (loss) on investments...   (11,134,736)   (20,716,324)   3,384,355    3,457,894    (11,423,471)   (13,277,089)
                                          ------------   ------------   ----------   ----------   ------------   ------------
          Net increase (decrease) in
            contract owners' equity from
            operations..................  $(11,550,542)  $(11,941,079)  $3,114,891   $6,797,070   $(12,010,920)  $ (9,036,136)
                                          ============   ============   ==========   ==========   ============   ============

                                             INTERNATIONAL SMALL
                                                   COMPANY
                                                  SUBACCOUNT
                                          --------------------------
                                             2001           2000
                                          -----------   ------------
Investment activity:
  Reinvested dividends..................  $         0   $          0
  Risk & administrative expense (note
     4).................................     (113,516)      (154,217)
                                          -----------   ------------
       Net investment activity..........     (113,516)      (154,217)
                                          -----------   ------------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...........            0        723,241
     Realized gain (loss)...............   (5,197,661)     1,003,419
     Unrealized gain (loss).............    2,144,628     (6,349,623)
                                          -----------   ------------
       Net gain (loss) on investments...   (3,053,033)    (4,622,963)
                                          -----------   ------------
          Net increase (decrease) in
            contract owners' equity from
            operations..................  $(3,166,549)  $ (4,777,180)
                                          ===========   ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                        AGGRESSIVE GROWTH                CORE GROWTH                  GROWTH & INCOME
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                    --------------------------    --------------------------    ---------------------------
                                       2001           2000           2001           2000           2001            2000
                                    -----------    -----------    -----------    -----------    -----------    ------------
Investment activity:
  Reinvested dividends............  $    78,985    $         0    $         0    $ 1,288,026    $   672,525    $  6,166,995
  Risk & administrative expense
     (note 4).....................      (93,413)      (113,110)       (88,866)      (142,519)      (626,157)       (654,419)
                                    -----------    -----------    -----------    -----------    -----------    ------------
       Net investment activity....      (14,428)      (113,110)       (88,866)     1,145,507         46,368       5,512,576
                                    -----------    -----------    -----------    -----------    -----------    ------------
  Realized & unrealized gain
     (loss) on investments:
     Reinvested capital gains.....            0              0         66,287        630,691         41,779       1,584,163
     Realized gain (loss).........   (1,154,245)        66,640     (1,482,473)       286,019       (663,916)        340,813
     Unrealized gain (loss).......   (2,215,141)    (3,379,107)    (3,134,772)    (5,355,873)    (7,683,108)    (13,449,577)
                                    -----------    -----------    -----------    -----------    -----------    ------------
       Net gain (loss) on
          investments.............   (3,369,386)    (3,312,467)    (4,550,958)    (4,439,163)    (8,305,245)    (11,524,601)
                                    -----------    -----------    -----------    -----------    -----------    ------------
          Net increase (decrease)
            in contract owners'
            equity from
            operations............  $(3,383,814)   $(3,425,577)   $(4,639,824)   $(3,293,656)   $(8,258,877)   $ (6,012,025)
                                    ===========    ===========    ===========    ===========    ===========    ============

                                           S&P 500 INDEX
                                             SUBACCOUNT
                                    ----------------------------
                                        2001            2000
                                    ------------    ------------
Investment activity:
  Reinvested dividends............  $  2,097,707    $  3,431,982
  Risk & administrative expense
     (note 4).....................    (1,259,086)     (1,295,514)
                                    ------------    ------------
       Net investment activity....       838,621       2,136,468
                                    ------------    ------------
  Realized & unrealized gain
     (loss) on investments:
     Reinvested capital gains.....             0         900,765
     Realized gain (loss).........    (1,091,397)        393,055
     Unrealized gain (loss).......   (15,939,475)    (16,076,156)
                                    ------------    ------------
       Net gain (loss) on
          investments.............   (17,030,872)    (14,782,336)
                                    ------------    ------------
          Net increase (decrease)
            in contract owners'
            equity from
            operations............  $(16,192,251)   $(12,645,868)
                                    ============    ============

                                         SOCIAL AWARENESS          FIRSTAR GROWTH & INCOME            RELATIVE VALUE
                                            SUBACCOUNT               SUBACCOUNT (NOTE 7)            SUBACCOUNT (NOTE 7)
                                    --------------------------    --------------------------    ---------------------------
                                       2001           2000           2001           2000           2001            2000
                                    -----------    -----------    -----------    -----------    -----------    ------------
Investment activity:
  Reinvested dividends............  $         0    $         0    $    10,861    $       454    $   105,091    $    109,607
  Risk & administrative expense
     (note 4).....................       (9,539)       (14,789)       (36,439)       (22,124)      (130,463)       (155,777)
                                    -----------    -----------    -----------    -----------    -----------    ------------
       Net investment activity....       (9,539)       (14,789)       (25,578)       (21,670)       (25,372)        (46,170)
                                    -----------    -----------    -----------    -----------    -----------    ------------
  Realized & unrealized gain
     (loss) on investments:
     Reinvested capital gains.....            0              0              0              0         48,091               0
     Realized gain (loss).........      (43,258)       (13,471)      (570,501)         6,747       (402,859)        208,325
     Unrealized gain (loss).......     (138,034)      (133,601)       (38,395)        32,735       (844,835)       (821,523)
                                    -----------    -----------    -----------    -----------    -----------    ------------
       Net gain (loss) on
          investments.............     (181,292)      (147,072)      (608,896)        39,482     (1,199,603)       (613,198)
                                    -----------    -----------    -----------    -----------    -----------    ------------
          Net increase (decrease)
            in contract owners'
            equity from
            operations............  $  (190,831)   $  (161,861)   $  (634,474)   $    17,812    $(1,224,975)   $   (659,368)
                                    ===========    ===========    ===========    ===========    ===========    ============

                                             BLUE CHIP
                                             SUBACCOUNT
                                    ----------------------------
                                        2001            2000
                                    ------------    ------------
Investment activity:
  Reinvested dividends............  $     44,807    $     22,440
  Risk & administrative expense
     (note 4).....................       (89,643)        (47,733)
                                    ------------    ------------
       Net investment activity....       (44,836)        (25,293)
                                    ------------    ------------
  Realized & unrealized gain
     (loss) on investments:
     Reinvested capital gains.....             0          15,421
     Realized gain (loss).........        (9,047)        (10,714)
     Unrealized gain (loss).......      (275,640)         92,878
                                    ------------    ------------
       Net gain (loss) on
          investments.............      (284,687)         97,585
                                    ------------    ------------
          Net increase (decrease)
            in contract owners'
            equity from
            operations............  $   (329,523)   $     72,292
                                    ============    ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                EQUITY INCOME              HIGH INCOME BOND               CAPITAL GROWTH
                                                  SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
                                          --------------------------    -----------------------    ----------------------------
                                             2001           2000           2001         2000           2001            2000
                                          -----------    -----------    ----------    ---------    ------------    ------------
Investment activity:
  Reinvested dividends..................  $   116,208    $    63,859    $1,105,598    $ 271,299    $          0    $          0
  Risk & administrative expense (note
     4).................................     (106,024)       (58,622)     (109,985)     (50,371)       (406,509)       (405,207)
                                          -----------    -----------    ----------    ---------    ------------    ------------
       Net investment activity..........       10,184          5,237       995,613      220,928        (406,509)       (405,207)
                                          -----------    -----------    ----------    ---------    ------------    ------------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...........            0              0             0            0               0          17,746
     Realized gain (loss)...............     (190,670)          (652)     (199,987)     (41,076)    (15,971,919)      1,521,743
     Unrealized gain (loss).............     (883,168)      (999,517)     (695,957)    (538,586)     10,606,590     (13,858,946)
                                          -----------    -----------    ----------    ---------    ------------    ------------
       Net gain (loss) on investments...   (1,073,838)    (1,000,169)     (895,944)    (579,662)     (5,365,329)    (12,319,457)
                                          -----------    -----------    ----------    ---------    ------------    ------------
          Net increase (decrease) in
            contract owners' equity from
            operations..................  $(1,063,654)   $  (994,932)   $   99,669    $(358,734)   $ (5,771,838)   $(12,724,664)
                                          ===========    ===========    ==========    =========    ============    ============

                                                  NASDAQ 100
                                                  SUBACCOUNT
                                          --------------------------
                                             2001          2000(c)
                                          -----------    -----------
Investment activity:
  Reinvested dividends..................  $         0    $         0
  Risk & administrative expense (note
     4).................................      (53,294)       (14,691)
                                          -----------    -----------
       Net investment activity..........      (53,294)       (14,691)
                                          -----------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...........            0              0
     Realized gain (loss)...............   (1,427,479)       (75,604)
     Unrealized gain (loss).............       74,459     (1,308,801)
                                          -----------    -----------
       Net gain (loss) on investments...   (1,353,020)    (1,384,405)
                                          -----------    -----------
          Net increase (decrease) in
            contract owners' equity from
            operations..................  $(1,406,314)   $(1,399,096)
                                          ===========    ===========

                                                                              DOW TARGET 10
                                          -------------------------------------------------------------------------------------
                                                   JANUARY                     FEBRUARY                       MARCH
                                                  SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
                                          --------------------------    -----------------------    ----------------------------
                                             2001           2000           2001         2000           2001            2000
                                          -----------    -----------    ----------    ---------    ------------    ------------
Investment activity:
  Reinvested dividends..................  $     9,653    $    17,573    $   21,589    $  52,689    $     19,162    $     21,873
  Risk & administrative expense (note
     4).................................       (7,108)        (9,366)      (16,890)     (20,569)        (15,110)        (15,443)
                                          -----------    -----------    ----------    ---------    ------------    ------------
       Net investment activity..........        2,545          8,207         4,699       32,120           4,052           6,430
                                          -----------    -----------    ----------    ---------    ------------    ------------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...........            0              0             0            0               0               0
     Realized gain (loss)...............         (987)       (34,010)       12,420      (64,967)          6,970         (46,989)
     Unrealized gain (loss).............      (29,663)        20,936       (96,055)     113,802         (78,136)        134,607
                                          -----------    -----------    ----------    ---------    ------------    ------------
       Net gain (loss) on investments...      (30,650)       (13,074)      (83,635)      48,835         (71,166)         87,618
                                          -----------    -----------    ----------    ---------    ------------    ------------
          Net increase (decrease) in
            contract owners' equity from
            operations..................  $   (28,105)   $    (4,867)   $  (78,936)   $  80,955    $    (67,114)   $     94,048
                                          ===========    ===========    ==========    =========    ============    ============

                                                DOW TARGET 10
                                          --------------------------
                                                    APRIL
                                                  SUBACCOUNT
                                          --------------------------
                                             2001           2000
                                          -----------    -----------
Investment activity:
  Reinvested dividends..................  $    23,777    $    23,411
  Risk & administrative expense (note
     4).................................      (17,539)       (16,015)
                                          -----------    -----------
       Net investment activity..........        6,238          7,396
                                          -----------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...........            0              0
     Realized gain (loss)...............          158       (108,967)
     Unrealized gain (loss).............      (46,059)       125,832
                                          -----------    -----------
       Net gain (loss) on investments...      (45,901)        16,865
                                          -----------    -----------
          Net increase (decrease) in
            contract owners' equity from
            operations..................  $   (39,663)   $    24,261
                                          ===========    ===========

---------------

(c) Period from May 1, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                            DOW TARGET 10
                                    ---------------------------------------------------------------------------------------------
                                            MAY                     JUNE                     JULY                   AUGUST
                                         SUBACCOUNT              SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                    --------------------    ---------------------    --------------------    --------------------
                                      2001        2000        2001        2000         2001        2000        2001        2000
                                    --------    --------    --------    ---------    --------    --------    --------    --------
Investment activity:
  Reinvested dividends............  $ 15,457    $ 13,613    $ 15,052    $  17,660    $ 17,818    $ 16,412    $ 13,698    $ 14,896
  Risk & administrative expense
     (note 4).....................   (12,641)    (10,404)    (12,935)     (12,377)    (14,424)    (11,444)    (11,284)    (10,638)
                                    --------    --------    --------    ---------    --------    --------    --------    --------
       Net investment activity....     2,816       3,209       2,117        5,283       3,394       4,968       2,414       4,258
                                    --------    --------    --------    ---------    --------    --------    --------    --------
  Realized & unrealized gain
     (loss) on investments:
     Reinvested capital gains.....         0           0           0            0           0           0           0           0
     Realized gain (loss).........     5,855     (64,301)     (6,645)    (129,931)    (15,670)    (44,117)    (24,931)    (47,179)
     Unrealized gain (loss).......   (38,809)    162,222     (22,923)     109,524     (54,265)     93,169     (18,611)     48,099
                                    --------    --------    --------    ---------    --------    --------    --------    --------
       Net gain (loss) on
          investments.............   (32,954)     97,921     (29,568)     (20,407)    (69,935)     49,052     (43,542)        920
                                    --------    --------    --------    ---------    --------    --------    --------    --------
          Net increase (decrease)
            in contract owners'
            equity from
            operations............  $(30,138)   $101,130    $(27,451)   $ (15,124)   $(66,541)   $ 54,020    $(41,128)   $  5,178
                                    ========    ========    ========    =========    ========    ========    ========    ========

                                                                            DOW TARGET 10
                                    ---------------------------------------------------------------------------------------------
                                         SEPTEMBER                 OCTOBER                 NOVEMBER                DECEMBER
                                         SUBACCOUNT              SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                    --------------------    ---------------------    --------------------    --------------------
                                      2001        2000        2001        2000         2001        2000        2001        2000
                                    --------    --------    --------    ---------    --------    --------    --------    --------
Investment activity:
  Reinvested dividends............  $ 11,758    $ 20,693    $ 10,945    $  20,516    $  8,462    $ 14,781    $  5,796    $ 12,608
  Risk & administrative expense
     (note 4).....................   (10,962)    (12,889)    (10,052)     (12,137)     (8,010)    (10,588)     (5,835)     (8,889)
                                    --------    --------    --------    ---------    --------    --------    --------    --------
       Net investment activity....       796       7,804         893        8,379         452       4,193         (39)      3,719
                                    --------    --------    --------    ---------    --------    --------    --------    --------
  Realized & unrealized gain
     (loss) on investments:
     Reinvested capital gains.....         0           0           0            0           0           0           0           0
     Realized gain (loss).........   (10,020)    (25,067)     (2,250)     (34,116)    (12,871)    (13,310)     (2,374)    (32,127)
     Unrealized gain (loss).......   (34,482)     82,343     (22,485)      99,584       2,048     (39,857)     (8,172)    (14,432)
                                    --------    --------    --------    ---------    --------    --------    --------    --------
       Net gain (loss) on
          investments.............   (44,502)     57,276     (24,735)      65,468     (10,823)    (53,167)    (10,546)    (46,559)
                                    --------    --------    --------    ---------    --------    --------    --------    --------
          Net increase (decrease)
            in contract owners'
            equity from
            operations............  $(43,706)   $ 65,080    $(23,842)   $  73,847    $(10,371)   $(48,974)   $(10,585)   $(42,840)
                                    ========    ========    ========    =========    ========    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                               DOW TARGET 5
                                         ----------------------------------------------------------------------------------------
                                               JANUARY               FEBRUARY                 MARCH                  APRIL
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         -------------------    -------------------    -------------------    -------------------
                                           2001      2000(a)      2001      2000(a)      2001      2000(a)      2001      2000(a)
                                         --------    -------    --------    -------    --------    -------    --------    -------
Investment activity:
  Reinvested dividends.................  $  2,802    $ 3,992    $  2,548    $ 2,651    $  1,831    $ 3,345    $  1,719    $ 1,813
  Risk & administrative expense (note
     4)................................    (2,117)    (1,604)     (1,785)    (1,107)     (1,955)    (1,202)     (1,429)      (879)
                                         --------    -------    --------    -------    --------    -------    --------    -------
       Net investment activity.........       685      2,388         763      1,544        (124)     2,143         290        934
                                         --------    -------    --------    -------    --------    -------    --------    -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..........     4,650          0      12,117          0      30,967          0      18,522          0
     Realized gain (loss)..............     2,796     (1,791)      4,416        461       8,521        363       2,851        268
     Unrealized gain (loss)............   (14,785)    21,537     (19,715)    25,639     (47,629)    29,926     (33,960)    20,931
                                         --------    -------    --------    -------    --------    -------    --------    -------
       Net gain (loss) on
          investments..................    (7,339)    19,746      (3,182)    26,100      (8,141)    30,289     (12,587)    21,199
                                         --------    -------    --------    -------    --------    -------    --------    -------
          Net increase (decrease) in
            contract owners' equity
            from operations............  $ (6,654)   $22,134    $ (2,419)   $27,644    $ (8,265)   $32,432    $(12,297)   $22,133
                                         ========    =======    ========    =======    ========    =======    ========    =======

                                                                               DOW TARGET 5
                                         ----------------------------------------------------------------------------------------
                                                 MAY                   JUNE                   JULY                  AUGUST
                                             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                         -------------------    -------------------    -------------------    -------------------
                                           2001      2000(a)      2001      2000(a)      2001      2000(a)      2001      2000(a)
                                         --------    -------    --------    -------    --------    -------    --------    -------
Investment activity:
  Reinvested dividends.................  $  1,735    $ 1,765    $  2,031    $   963    $  1,166    $   318    $  2,491    $   166
  Risk & administrative expense (note
     4)................................    (1,474)      (763)     (1,948)      (473)     (1,020)      (180)     (1,287)      (106)
                                         --------    -------    --------    -------    --------    -------    --------    -------
       Net investment activity.........       261      1,002          83        490         146        138       1,204         60
                                         --------    -------    --------    -------    --------    -------    --------    -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..........    24,745          0      24,663          0      11,956          0       9,321          0
     Realized gain (loss)..............       868        303         268         66        (608)       (73)         (7)       (21)
     Unrealized gain (loss)............   (37,707)    19,445     (49,255)    11,117     (24,579)     4,368     (26,215)     2,684
                                         --------    -------    --------    -------    --------    -------    --------    -------
       Net gain (loss) on
          investments..................   (12,094)    19,748     (24,324)    11,183     (13,231)     4,295     (16,901)     2,663
                                         --------    -------    --------    -------    --------    -------    --------    -------
          Net increase (decrease) in
            contract owners' equity
            from operations............  $(11,833)   $20,750    $(24,241)   $11,673    $(13,085)   $ 4,433    $(15,697)   $ 2,723
                                         ========    =======    ========    =======    ========    =======    ========    =======

---------------

(a) See note 3 for inception date.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                                  DOW TARGET 5
                                                  -----------------------------------------------------------------------------
                                                          SEPTEMBER                    OCTOBER                  NOVEMBER
                                                          SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                                  --------------------------    ---------------------    ----------------------
                                                     2001           2000          2001         2000        2001         2000
                                                  -----------    -----------    ---------    --------    ---------    ---------
Investment activity:
  Reinvested dividends..........................  $     1,079    $     1,957    $   2,782    $  4,997    $   1,478    $   2,228
  Risk & administrative expense (note 4)........       (1,490)        (1,136)      (2,960)     (2,666)      (1,333)      (1,101)
                                                  -----------    -----------    ---------    --------    ---------    ---------
       Net investment activity..................         (411)           821         (178)      2,331          145        1,127
                                                  -----------    -----------    ---------    --------    ---------    ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................            0              0            0           0            0            0
     Realized gain (loss).......................          (84)        (1,883)      (6,946)     (2,012)      (1,965)      (1,584)
     Unrealized gain (loss).....................        1,352         14,900        9,472      21,462        6,236      (14,366)
                                                  -----------    -----------    ---------    --------    ---------    ---------
       Net gain (loss) on investments...........        1,268         13,017        2,526      19,450        4,271      (15,950)
                                                  -----------    -----------    ---------    --------    ---------    ---------
          Net increase (decrease) in contract
            owners' equity from operations......  $       857    $    13,838    $   2,348    $ 21,781    $   4,416    $ (14,823)
                                                  ===========    ===========    =========    ========    =========    =========

                                                       DOW TARGET 5
                                                  ----------------------
                                                         DECEMBER
                                                        SUBACCOUNT
                                                  ----------------------
                                                    2001         2000
                                                  ---------    ---------
Investment activity:
  Reinvested dividends..........................  $   1,802    $   2,594
  Risk & administrative expense (note 4)........     (2,593)      (1,169)
                                                  ---------    ---------
       Net investment activity..................       (791)       1,425
                                                  ---------    ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................     10,397        2,751
     Realized gain (loss).......................      1,481         (832)
     Unrealized gain (loss).....................     (6,118)       1,798
                                                  ---------    ---------
       Net gain (loss) on investments...........      5,760        3,717
                                                  ---------    ---------
          Net increase (decrease) in contract
            owners' equity from operations......  $   4,969    $   5,142
                                                  =========    =========

                                                                                FIDELITY INVESTMENTS
                                                    -----------------------------------------------------------------------------
                                                            VIP GROWTH              VIP EQUITY INCOME       VIP HIGH INCOME BOND
                                                            SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                                    --------------------------    ---------------------    ----------------------
                                                       2001           2000          2001         2000        2001         2000
                                                    -----------    -----------    ---------    --------    ---------    ---------
Investment activity:
  Reinvested dividends............................  $     6,668    $    12,995    $ 110,458    $124,050    $ 214,278    $ 171,128
  Risk & administrative expense (note 4)..........     (101,626)      (150,691)     (79,067)    (86,050)     (19,070)     (28,601)
                                                    -----------    -----------    ---------    --------    ---------    ---------
       Net investment activity....................      (94,958)      (137,696)      31,391      38,000      195,208      142,527
                                                    -----------    -----------    ---------    --------    ---------    ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.....................      626,773      1,293,043      310,335     467,350            0            0
     Realized gain (loss).........................     (256,627)       269,332      (48,439)    (88,070)    (304,660)     (89,181)
     Unrealized gain (loss).......................   (2,064,256)    (2,735,239)    (700,049)    (18,878)     (87,470)    (608,128)
                                                    -----------    -----------    ---------    --------    ---------    ---------
       Net gain (loss) on investments.............   (1,694,110)    (1,172,864)    (438,153)    360,402     (392,130)    (697,309)
                                                    -----------    -----------    ---------    --------    ---------    ---------
          Net increase (decrease) in contract
            owners' equity from operations........  $(1,789,068)   $(1,310,560)   $(406,762)   $398,402    $(196,922)   $(554,782)
                                                    ===========    ===========    =========    ========    =========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                               JANUS ASPEN SERIES INSTITUTIONAL SHARES
                                      ----------------------------------------------------------
                                                 GROWTH                  INTERNATIONAL GROWTH
                                               SUBACCOUNT                     SUBACCOUNT
                                      ----------------------------    --------------------------
                                          2001            2000           2001           2000
                                      ------------    ------------    -----------    -----------
Investment activity:
  Reinvested dividends..............  $     35,383    $  1,908,506    $    92,807    $   203,779
  Risk & administrative expense
     (note 4).......................      (715,488)       (960,342)      (126,941)      (159,640)
                                      ------------    ------------    -----------    -----------
       Net investment activity......      (680,105)        948,164        (34,134)        44,139
                                      ------------    ------------    -----------    -----------
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains.......       106,280       4,494,338              0        383,194
     Realized gain (loss)...........    (4,605,887)        119,494     (3,245,733)       249,261
     Unrealized gain (loss).........   (11,980,786)    (19,466,621)     1,003,175     (1,116,289)
                                      ------------    ------------    -----------    -----------
       Net gain (loss) on
          investments...............   (16,480,393)    (14,852,789)    (2,242,558)      (483,834)
                                      ------------    ------------    -----------    -----------
          Net increase (decrease) in
            contract owners' equity
            from operations.........  $(17,160,498)   $(13,904,625)   $(2,276,692)   $  (439,695)
                                      ============    ============    ===========    ===========

                                               JANUS ASPEN SERIES INSTITUTIONAL SHARES
                                      ----------------------------------------------------------
                                            WORLDWIDE GROWTH                   BALANCED
                                               SUBACCOUNT                     SUBACCOUNT
                                      ----------------------------    --------------------------
                                          2001            2000           2001           2000
                                      ------------    ------------    -----------    -----------
Investment activity:
  Reinvested dividends..............  $    171,756    $  1,044,155    $ 1,563,340    $ 3,634,495
  Risk & administrative expense
     (note 4).......................      (487,248)       (643,012)      (797,401)      (802,139)
                                      ------------    ------------    -----------    -----------
       Net investment activity......      (315,492)        401,143        765,939      2,832,356
                                      ------------    ------------    -----------    -----------
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains.......             0       3,406,443              0      3,703,482
     Realized gain (loss)...........    (9,443,536)      1,580,877     (1,174,927)       (78,505)
     Unrealized gain (loss).........    (1,204,789)    (15,243,817)    (3,623,852)    (8,963,700)
                                      ------------    ------------    -----------    -----------
       Net gain (loss) on
          investments...............   (10,648,325)    (10,256,497)    (4,798,779)    (5,338,723)
                                      ------------    ------------    -----------    -----------
          Net increase (decrease) in
            contract owners' equity
            from operations.........  $(10,963,817)   $ (9,855,354)   $(4,032,840)   $(2,506,367)
                                      ============    ============    ===========    ===========

                                                                    SALOMON BROTHERS VARIABLE SERIES
                                        -----------------------------------------------------------------------------------------
                                                  CAPITAL                      TOTAL RETURN                    INVESTORS
                                                 SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                        ----------------------------    --------------------------    ---------------------------
                                            2001            2000           2001           2000            2001           2000
                                        ------------    ------------    -----------    -----------    ------------    -----------
Investment activity:
  Reinvested dividends................  $     63,191    $     12,142    $    99,018    $    58,858    $     31,567    $     7,299
  Risk & administrative expense (note
     4)...............................       (69,950)        (22,413)       (44,070)       (20,645)        (34,693)        (8,858)
                                        ------------    ------------    -----------    -----------    ------------    -----------
       Net investment activity........        (6,759)        (10,271)        54,948         38,213          (3,126)        (1,559)
                                        ------------    ------------    -----------    -----------    ------------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........        57,060         131,101              0              0          26,132         30,749
     Realized gain (loss).............       (21,114)        107,132         (4,864)           535         (16,682)         6,964
     Unrealized gain (loss)...........        35,257           7,364        (87,215)        64,979        (149,673)        52,470
                                        ------------    ------------    -----------    -----------    ------------    -----------
       Net gain (loss) on
          investments.................        71,203         245,597        (92,079)        65,514        (140,223)        90,183
                                        ------------    ------------    -----------    -----------    ------------    -----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........  $     64,444    $    235,326    $   (37,131)   $   103,727    $   (143,349)   $    88,624
                                        ============    ============    ===========    ===========    ============    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                   STRONG VARIABLE ANNUITY FUNDS
                                       --------------------------------------------------------------------------------------
                                             OPPORTUNITY II             MULTI CAP VALUE II            MID-CAP GROWTH II
                                               SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                       --------------------------    ------------------------    ----------------------------
                                          2001           2000           2001          2000           2001            2000
                                       -----------    -----------    ----------    ----------    ------------    ------------
Investment activity:
  Reinvested dividends...............  $    74,304    $    22,840    $     101      $ 10,181     $          0    $          0
  Risk & administrative expense (note
     4)..............................     (189,904)       (82,814)     (40,610)      (21,797)        (536,320)       (438,337)
                                       -----------    -----------    ---------      --------     ------------    ------------
       Net investment activity.......     (115,600)       (59,974)     (40,509)      (11,616)        (536,320)       (438,337)
                                       -----------    -----------    ---------      --------     ------------    ------------
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains........    3,002,842      1,225,412          842             0                0       3,422,543
     Realized gain (loss)............     (220,625)       194,089       68,568        (8,092)      (2,736,968)        285,399
     Unrealized gain (loss)..........   (3,309,636)    (1,073,984)      51,026        77,761      (13,294,504)    (13,115,539)
                                       -----------    -----------    ---------      --------     ------------    ------------
       Net gain (loss) on
          investments................     (527,419)       345,517      120,436        69,669      (16,031,472)     (9,407,597)
                                       -----------    -----------    ---------      --------     ------------    ------------
          Net increase (decrease) in
            contract owners' equity
            from operations..........  $  (643,019)   $   285,543    $  79,927      $ 58,053     $(16,567,792)   $ (9,845,934)
                                       ===========    ===========    =========      ========     ============    ============

                                                           MORGAN STANLEY UNIVERSAL FUNDS
                                       ----------------------------------------------------------------------
                                              FIXED INCOME                US REAL ESTATE            VALUE
                                               SUBACCOUNT                   SUBACCOUNT            SUBACCOUNT
                                       --------------------------    ------------------------    ------------
                                          2001           2000           2001          2000           2001
                                       -----------    -----------    ----------    ----------    ------------
Investment activity:
  Reinvested dividends...............  $   196,939    $   318,324    $  59,045      $ 44,465     $     11,929
  Risk & administrative expense (note
     4)..............................      (70,000)       (65,474)     (29,751)      (22,028)         (17,327)
                                       -----------    -----------    ---------      --------     ------------
       Net investment activity.......      126,939        252,850       29,294        22,437           (5,398)
                                       -----------    -----------    ---------      --------     ------------
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains........       75,960              0       17,828        12,387           53,338
     Realized gain (loss)............       74,706         (4,319)     249,122        68,082           28,330
     Unrealized gain (loss)..........      119,312        224,560     (117,742)      329,647          (64,403)
                                       -----------    -----------    ---------      --------     ------------
       Net gain (loss) on
          investments................      269,978        220,241      149,208       410,116           17,265
                                       -----------    -----------    ---------      --------     ------------
          Net increase (decrease) in
            contract owners' equity
            from operations..........  $   396,917    $   473,091    $ 178,502      $432,553     $     11,867
                                       ===========    ===========    =========      ========     ============

                                              MORGAN STANLEY UNIVERSAL FUNDS
                                       --------------------------------------------
                                          VALUE            EMERGING MARKET DEBT
                                        SUBACCOUNT              SUBACCOUNT
                                       ------------    ----------------------------
                                           2000            2001            2000
                                       ------------    ------------    ------------
Investment activity:
  Reinvested dividends...............  $     10,986    $     18,296    $     29,213
  Risk & administrative expense (note
     4)..............................       (13,849)         (3,113)         (2,921)
                                       ------------    ------------    ------------
       Net investment activity.......        (2,863)         15,183          26,292
                                       ------------    ------------    ------------
  Realized & unrealized gain (loss)
     on investments:
     Reinvested capital gains........        16,951               0               0
     Realized gain (loss)............        (9,243)          1,471           3,996
     Unrealized gain (loss)..........       236,757           2,863          (9,816)
                                       ------------    ------------    ------------
       Net gain (loss) on
          investments................       244,465           4,334          (5,820)
                                       ------------    ------------    ------------
          Net increase (decrease) in
            contract owners' equity
            from operations..........  $    241,602    $     19,517    $     20,472
                                       ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                            GOLDMAN SACHS
                                              --------------------------------------------------------------------------
                                               VIT GROWTH & INCOME         VIT CORE US EQUITY        VIT GLOBAL INCOME
                                                    SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                              ----------------------    ------------------------    --------------------
                                                2001         2000          2001          2000         2001        2000
                                              ---------    ---------    -----------    ---------    --------    --------
Investment activity:
  Reinvested dividends......................  $  26,448    $  15,800    $    37,388    $  46,946    $138,769    $139,095
  Risk & administrative expense (note 4)....    (61,785)     (47,140)      (103,145)     (90,739)    (35,450)    (16,368)
                                              ---------    ---------    -----------    ---------    --------    --------
       Net investment activity..............    (35,337)     (31,340)       (65,757)     (43,793)    103,319     122,727
                                              ---------    ---------    -----------    ---------    --------    --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...............          0            0              0       41,914           0           0
     Realized gain (loss)...................    (73,591)      (3,073)      (221,421)      88,807       2,314      (2,815)
     Unrealized gain (loss).................   (357,248)    (207,268)      (828,515)    (887,099)    (37,572)    (30,690)
                                              ---------    ---------    -----------    ---------    --------    --------
       Net gain (loss) on investments.......   (430,839)    (210,341)    (1,049,936)    (756,378)    (35,258)    (33,505)
                                              ---------    ---------    -----------    ---------    --------    --------
          Net increase (decrease) in
            contract owners' equity from
            operations......................  $(466,176)   $(241,681)   $(1,115,693)   $(800,171)   $ 68,061    $ 89,222
                                              =========    =========    ===========    =========    ========    ========

                                                    GOLDMAN SACHS
                                              --------------------------
                                                  VIT CAPITAL GROWTH
                                                      SUBACCOUNT
                                              --------------------------
                                                 2001           2000
                                              -----------    -----------
Investment activity:
  Reinvested dividends......................  $    11,000    $     7,139
  Risk & administrative expense (note 4)....      (90,102)       (83,072)
                                              -----------    -----------
       Net investment activity..............      (79,102)       (75,933)
                                              -----------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...............       22,518        380,661
     Realized gain (loss)...................     (373,155)       145,890
     Unrealized gain (loss).................     (775,076)    (1,022,597)
                                              -----------    -----------
       Net gain (loss) on investments.......   (1,125,713)      (496,046)
                                              -----------    -----------
          Net increase (decrease) in
            contract owners' equity from
            operations......................  $(1,204,815)   $  (571,979)
                                              ===========    ===========

                                                           LAZARD RETIREMENT FUNDS                   PRUDENTIAL SERIES
                                              --------------------------------------------------    --------------------
                                                 EMERGING MARKET               SMALL CAP              20/20 FOCUS CL 2
                                                    SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                              ----------------------    ------------------------    --------------------
                                                2001         2000          2001          2000         2001      2000(b)
                                              ---------    ---------    -----------    ---------    --------    --------
Investment activity:
  Reinvested dividends......................  $   8,815    $   3,587    $     5,258    $   2,112    $  2,237    $    285
  Risk & administrative expense (note 4)....    (25,970)     (27,018)       (56,041)      (7,233)    (10,269)     (3,630)
                                              ---------    ---------    -----------    ---------    --------    --------
     Net investment activity................    (17,155)     (23,431)       (50,783)      (5,121)     (8,032)     (3,345)
                                              ---------    ---------    -----------    ---------    --------    --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...............          0       77,417        457,980        8,024       9,839       5,833
     Realized gain (loss)...................   (544,150)     (15,703)        28,781       10,481     (13,013)       (914)
     Unrealized gain (loss).................    435,949     (771,637)       496,624       80,821     (13,336)    (11,599)
                                              ---------    ---------    -----------    ---------    --------    --------
       Net gain (loss) on investments.......   (108,201)    (709,923)       983,385       99,326     (16,510)     (6,680)
                                              ---------    ---------    -----------    ---------    --------    --------
          Net increase (decrease) in
            contract owners' equity from
            operations......................  $(125,356)   $(733,354)   $   932,602    $  94,205    $(24,542)   $(10,025)
                                              =========    =========    ===========    =========    ========    ========

                                                  PRUDENTIAL SERIES
                                              --------------------------
                                                    JENNISON CL 2
                                                      SUBACCOUNT
                                              --------------------------
                                                 2001          2000(b)
                                              -----------    -----------
Investment activity:
  Reinvested dividends......................  $         2    $         7
  Risk & administrative expense (note 4)....      (61,013)       (18,987)
                                              -----------    -----------
     Net investment activity................      (61,011)       (18,980)
                                              -----------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...............       36,255        442,620
     Realized gain (loss)...................     (427,918)       (14,031)
     Unrealized gain (loss).................     (415,917)    (1,089,021)
                                              -----------    -----------
       Net gain (loss) on investments.......     (807,580)      (660,432)
                                              -----------    -----------
          Net increase (decrease) in
            contract owners' equity from
            operations......................  $  (868,591)   $  (679,412)
                                              ===========    ===========

---------------

(b) Period from January 4, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                    BRINSON SERIES TRUST MUTUAL FUNDS
                                           ----------------------------------------------------
                                                STRATEGIC INCOME            GROWTH & INCOME
                                              SUBACCOUNT (NOTE 7)         SUBACCOUNT (NOTE 7)
                                           --------------------------    ----------------------
                                              2001           2000          2001         2000
                                           -----------    -----------    ---------    ---------
Investment activity:
  Reinvested dividends...................  $    30,457    $    25,379    $  21,266    $   2,598
  Risk & administrative expense (note
     4)..................................       (7,037)        (5,347)     (23,969)     (14,227)
                                           -----------    -----------    ---------    ---------
     Net investment activity.............       23,420         20,032       (2,703)     (11,629)
                                           -----------    -----------    ---------    ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............            0              0      534,613       51,520
     Realized gain (loss)................      (74,602)        (3,275)    (735,085)       3,985
     Unrealized gain (loss)..............       22,770        (16,137)      58,138     (107,592)
                                           -----------    -----------    ---------    ---------
       Net gain (loss) on investments....      (51,832)       (19,412)    (142,334)     (52,087)
                                           -----------    -----------    ---------    ---------
          Net increase (decrease) in
            contract owners' equity from
            operations...................  $   (28,412)   $       620    $(145,037)   $ (63,716)
                                           ===========    ===========    =========    =========

                                                     BRINSON SERIES TRUST MUTUAL FUNDS
                                           ------------------------------------------------------
                                             TACTICAL ALLOCATION               SMALL CAP
                                                  SUBACCOUNT              SUBACCOUNT (NOTE 7)
                                           ------------------------    --------------------------
                                              2001          2000          2001           2000
                                           -----------    ---------    -----------    -----------
Investment activity:
  Reinvested dividends...................  $   157,353    $   1,091    $         0    $         0
  Risk & administrative expense (note
     4)..................................     (127,807)     (67,473)        (5,730)        (5,478)
                                           -----------    ---------    -----------    -----------
     Net investment activity.............       29,546      (66,382)        (5,730)        (5,478)
                                           -----------    ---------    -----------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............      435,828       70,470              0        108,114
     Realized gain (loss)................     (189,647)        (901)      (122,786)         4,213
     Unrealized gain (loss)..............   (1,513,664)    (222,473)        67,101        (70,731)
                                           -----------    ---------    -----------    -----------
       Net gain (loss) on investments....   (1,267,483)    (152,904)       (55,685)        41,596
                                           -----------    ---------    -----------    -----------
          Net increase (decrease) in
            contract owners' equity from
            operations...................  $(1,237,937)   $(219,286)   $   (61,415)   $    36,118
                                           ===========    =========    ===========    ===========

                                                      PBHG                                  FIDELITY INVESTMENTS
                                           --------------------------    ----------------------------------------------------------
                                                  TECH & COMM            VIP SERVICE CL 2 MID-CAP III    VIP SERVICE CL 2 CONTRA II
                                                   SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                           --------------------------    ----------------------------    --------------------------
                                              2001          2000(c)          2001          2000(c)           2001         2000(c)
                                           -----------    -----------    ------------    ------------    ------------    ----------
Investment activity:
  Reinvested dividends...................  $         0    $         0     $       0       $  24,715      $    26,562     $       0
  Risk & administrative expense (note
     4)..................................      (56,122)       (28,400)     (179,873)        (24,995)         (83,252)      (11,702)
                                           -----------    -----------     ---------       ---------      -----------     ---------
     Net investment activity.............      (56,122)       (28,400)     (179,873)           (280)         (56,690)      (11,702)
                                           -----------    -----------     ---------       ---------      -----------     ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............    2,364,108        280,929             0               0           99,606             0
     Realized gain (loss)................   (1,219,850)      (324,005)      (57,087)         (3,691)            (783)        1,476
     Unrealized gain (loss)..............   (4,567,278)    (3,963,168)      256,611         250,695         (530,967)     (141,282)
                                           -----------    -----------     ---------       ---------      -----------     ---------
       Net gain (loss) on investments....   (3,423,020)    (4,006,244)      199,524         247,004         (432,144)     (139,806)
                                           -----------    -----------     ---------       ---------      -----------     ---------
          Net increase (decrease) in
            contract owners' equity from
            operations...................  $(3,479,142)   $(4,034,644)    $  19,651       $ 246,724      $  (488,834)    $(151,508)
                                           ===========    ===========     =========       =========      ===========     =========

                                              FIDELITY INVESTMENTS
                                           --------------------------
                                            VIP SERVICE CL 2 GROWTH
                                                   SUBACCOUNT
                                           --------------------------
                                              2001          2000(c)
                                           -----------    -----------
Investment activity:
  Reinvested dividends...................  $    10,725    $         0
  Risk & administrative expense (note
     4)..................................     (234,683)       (40,602)
                                           -----------    -----------
     Net investment activity.............     (223,958)       (40,602)
                                           -----------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............    1,008,188              0
     Realized gain (loss)................     (480,327)        (7,454)
     Unrealized gain (loss)..............   (3,636,840)    (1,438,249)
                                           -----------    -----------
       Net gain (loss) on investments....   (3,108,979)    (1,445,703)
                                           -----------    -----------
          Net increase (decrease) in
            contract owners' equity from
            operations...................  $(3,332,937)   $(1,486,305)
                                           ===========    ===========

---------------

(c) Period from May 1, 2000, date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                            JANUS ASPEN SERIES SERVICE SHARES
                                        -------------------------------------------------------------------------
                                                  GROWTH                    WORLDWIDE GROWTH           BALANCED
                                                SUBACCOUNT                     SUBACCOUNT             SUBACCOUNT
                                        ---------------------------    ---------------------------    -----------
                                            2001          2000(c)          2001          2000(c)         2001
                                        ------------    -----------    ------------    -----------    -----------
Investment activity:
  Reinvested dividends................  $          0    $   193,965    $     82,867    $   129,647    $   853,718
  Risk & administrative expense (note
     4)...............................      (457,250)      (143,884)       (394,935)      (104,480)      (579,644)
                                        ------------    -----------    ------------    -----------    -----------
       Net investment activity........      (457,250)        50,081        (312,068)        25,167        274,074
                                        ------------    -----------    ------------    -----------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........        69,998        546,350               0        504,325              0
     Realized gain (loss).............      (857,581)        (8,108)    (10,660,323)      (488,416)       (79,548)
     Unrealized gain (loss)...........    (9,201,389)    (5,339,874)      4,141,128     (3,305,094)    (2,505,125)
                                        ------------    -----------    ------------    -----------    -----------
       Net gain (loss) on
          investments.................    (9,988,972)    (4,801,632)     (6,519,195)    (3,289,185)    (2,584,673)
                                        ------------    -----------    ------------    -----------    -----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........  $(10,446,222)   $(4,751,551)   $ (6,831,263)   $(3,264,018)   $(2,310,599)
                                        ============    ===========    ============    ===========    ===========

                                            JANUS ASPEN SERIES SERVICE SHARES
                                        -----------------------------------------
                                         BALANCED         INTERNATIONAL GROWTH
                                        SUBACCOUNT             SUBACCOUNT
                                        -----------    --------------------------
                                          2000(c)         2001          2000(c)
                                        -----------    -----------    -----------
Investment activity:
  Reinvested dividends................  $   364,538    $    77,165    $    52,858
  Risk & administrative expense (note
     4)...............................     (109,856)      (151,385)       (42,969)
                                        -----------    -----------    -----------
       Net investment activity........      254,682        (74,220)         9,889
                                        -----------    -----------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........      318,790              0        112,959
     Realized gain (loss).............       (6,945)    (2,572,366)      (662,589)
     Unrealized gain (loss)...........   (1,096,499)     1,070,180       (655,239)
                                        -----------    -----------    -----------
       Net gain (loss) on
          investments.................     (784,654)    (1,502,186)    (1,204,869)
                                        -----------    -----------    -----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........  $  (529,972)   $(1,576,406)   $(1,194,980)
                                        ===========    ===========    ===========

                                                 JP MORGAN SERIES TRUST II                     ALLIANCE CAPITAL (NOTE 7)
                                        -------------------------------------------    -----------------------------------------
                                                                         MID CAP         GLOBAL        GROWTH &
                                               SMALL COMPANY              VALUE           BOND          INCOME         QUASAR
                                                SUBACCOUNT              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                        ---------------------------    ------------    -----------    -----------    -----------
                                            2001           2000          2001(e)         2001(d)        2001(d)        2001(d)
                                        ------------    -----------    ------------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends................  $      1,655    $     6,302    $          0    $         0    $         0    $         0
  Risk & administrative expense (note
     4)...............................       (53,655)       (44,328)           (220)        (1,489)        (6,806)          (961)
                                        ------------    -----------    ------------    -----------    -----------    -----------
       Net investment activity........       (52,000)       (38,026)           (220)        (1,489)        (6,806)          (961)
                                        ------------    -----------    ------------    -----------    -----------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.........             0         79,825               0              0              0              0
     Realized gain (loss).............       (32,218)        92,828             336           (987)          (346)          (594)
     Unrealized gain (loss)...........      (247,679)      (607,419)          7,502        (12,634)        65,537         41,628
                                        ------------    -----------    ------------    -----------    -----------    -----------
       Net gain (loss) on
          investments.................      (279,897)      (434,766)          7,838        (13,621)        65,191         41,034
                                        ------------    -----------    ------------    -----------    -----------    -----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........  $   (331,897)   $  (472,792)   $      7,618    $   (15,110)   $    58,385    $    40,073
                                        ============    ===========    ============    ===========    ===========    ===========

---------------

(c) Period from May 1, 2000, date of commencement of operations.

(d) Period from October 26, 2001, date of commencement of operations.

(e) Period from November 1, 2001, date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                            For the Two Periods Ended December 31, 2001 and 2000

                                                MFS INVESTMENT MANAGEMENT                              FIRST AMERICAN
                                   ----------------------------------------------------    --------------------------------------
                                                  MID CAP                                                                EQUITY
                                      NEW        INVESTORS      MID CAP        TOTAL              CORPORATE              INCOME
                                   DISCOVERY       GROWTH        GROWTH        RETURN                BOND              SUBACCOUNT
                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT           SUBACCOUNT            (NOTE 7)
                                   ----------    ----------    ----------    ----------    ------------------------    ----------
                                    2001(e)       2001(e)       2001(e)       2001(e)       2001(f)         2000        2001(g)
                                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends...........   $     0        $    0        $    0       $     0       $ 98,671      $ 84,569      $      0
  Risk & administrative expense
     (note 4)....................      (247)         (170)         (157)         (710)       (26,450)      (16,360)      (10,772)
                                    -------        ------        ------       -------       --------      --------      --------
       Net investment activity...      (247)         (170)         (157)         (710)        72,221        68,209       (10,772)
                                    -------        ------        ------       -------       --------      --------      --------
  Realized & unrealized gain
     (loss) on investments:
     Reinvested capital gains....         0             0             0             0              0             0             0
     Realized gain (loss)........     1,230           104         1,049           (54)       (20,817)      (52,839)        2,059
     Unrealized gain (loss)......    10,744         2,443         5,419        10,347         30,553       102,170       362,989
                                    -------        ------        ------       -------       --------      --------      --------
       Net gain (loss) on
          investments............    11,974         2,547         6,468        10,293          9,736        49,331       365,048
                                    -------        ------        ------       -------       --------      --------      --------
          Net increase (decrease)
            in contract owners'
            equity from
            operations...........   $11,727        $2,377        $6,311       $ 9,583       $ 81,957      $117,540      $354,276
                                    =======        ======        ======       =======       ========      ========      ========

---------------

(e) Period from November 1, 2001, date of commencement of operations.

(f) Prior to December 14, 2001, the portfolio was known as the Strategic Income Subaccount.

(g) Period from December 14, 2001, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                           EQUITY                         MONEY MARKET                         BOND
                                         SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
                                ----------------------------    --------------------------------    --------------------------
                                    2001            2000             2001              2000            2001           2000
                                ------------    ------------    ---------------    -------------    -----------    -----------
Investment activity:
  Net investment activity.....  $ (1,902,099)   $  8,500,747    $     1,485,783    $   1,854,977    $ 1,157,707    $   666,535
  Reinvested capital gains....             0         534,237                  0                0              0              0
  Realized gain (loss)........      (953,994)       (124,285)             3,698          (16,725)       (38,548)      (104,550)
  Unrealized gain (loss)......   (18,538,279)    (22,249,108)                 0                0        131,142        (24,417)
                                ------------    ------------    ---------------    -------------    -----------    -----------
     Net increase (decrease)
       in contract owners'
       equity from
       operations.............   (21,394,372)    (13,338,409)         1,489,481        1,838,252      1,250,301        537,568
                                ------------    ------------    ---------------    -------------    -----------    -----------
Equity transactions:
  Contract purchase
     payments.................    24,900,446      42,348,280         61,510,472       56,976,536      6,130,926      1,681,194
     Transfers from fixed &
       other subaccounts......    49,291,392      44,308,111      1,339,639,621      582,741,413     19,488,524      3,503,621
     Withdrawals, surrenders &
       contract charges (note
       5).....................    (9,383,719)    (13,395,108)        (9,736,884)     (17,615,316)    (1,130,098)    (1,062,838)
     Annuity & death benefit
       payments...............    (3,690,380)     (1,996,145)        (1,536,187)        (458,612)      (561,015)      (280,405)
     Transfers to fixed &
       other subaccounts......   (15,832,980)    (18,726,559)    (1,319,307,537)    (611,876,859)    (7,052,316)    (1,997,288)
                                ------------    ------------    ---------------    -------------    -----------    -----------
       Net equity
          transactions........    45,284,759      52,538,579         70,569,485        9,767,162     16,876,021      1,844,284
                                ------------    ------------    ---------------    -------------    -----------    -----------
          Net change in
            contract owners'
            equity............    23,890,387      39,200,170         72,058,966       11,605,414     18,126,322      2,381,852
Contract owners' equity:
  Beginning of period.........   188,642,901     149,442,731         45,257,878       33,652,464     13,552,727     11,170,875
                                ------------    ------------    ---------------    -------------    -----------    -----------
  End of period...............  $212,533,288    $188,642,901    $   117,316,844    $  45,257,878    $31,679,049    $13,552,727
                                ============    ============    ===============    =============    ===========    ===========
Change in units:
  Beginning units.............    11,811,799       5,659,759          3,842,658        2,833,152      1,019,325        758,304
                                ------------    ------------    ---------------    -------------    -----------    -----------
  Units purchased.............     6,948,071       7,355,214         84,816,548       51,080,443      2,113,587        459,600
  Units redeemed..............    (1,839,458)     (1,203,174)       (78,691,393)     (50,070,937)      (649,380)      (198,579)
                                ------------    ------------    ---------------    -------------    -----------    -----------
  Ending units................    16,920,412      11,811,799          9,967,813        3,842,658      2,483,532      1,019,325
                                ============    ============    ===============    =============    ===========    ===========

                                            OMNI
                                         SUBACCOUNT
                                ----------------------------
                                    2001            2000
                                ------------    ------------
Investment activity:
  Net investment activity.....  $    326,958    $     27,326
  Reinvested capital gains....             0      10,554,622
  Realized gain (loss)........    (1,921,241)      3,426,768
  Unrealized gain (loss)......    (5,799,239)    (24,559,417)
                                ------------    ------------
     Net increase (decrease)
       in contract owners'
       equity from
       operations.............    (7,393,522)    (10,550,701)
                                ------------    ------------
Equity transactions:
  Contract purchase
     payments.................     1,326,674       3,978,419
     Transfers from fixed &
       other subaccounts......     1,620,430       2,163,736
     Withdrawals, surrenders &
       contract charges (note
       5).....................    (4,492,736)     (6,954,018)
     Annuity & death benefit
       payments...............      (719,382)       (976,202)
     Transfers to fixed &
       other subaccounts......    (5,967,685)    (11,141,612)
                                ------------    ------------
       Net equity
          transactions........    (8,232,699)    (12,929,677)
                                ------------    ------------
          Net change in
            contract owners'
            equity............   (15,626,221)    (23,480,378)
Contract owners' equity:
  Beginning of period.........    56,260,467      79,740,845
                                ------------    ------------
  End of period...............  $ 40,634,246    $ 56,260,467
                                ============    ============
Change in units:
  Beginning units.............     2,708,723       2,985,999
                                ------------    ------------
  Units purchased.............       241,796         417,015
  Units redeemed..............      (584,196)       (694,291)
                                ------------    ------------
  Ending units................     2,366,323       2,708,723
                                ============    ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                          INTERNATIONAL                CAPITAL APPRECIATION                SMALL CAP
                                            SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                  ------------------------------    --------------------------    ----------------------------
                                      2001             2000            2001           2000            2001            2000
                                  -------------    -------------    -----------    -----------    ------------    ------------
Investment activity:
  Net investment activity.......  $    (415,806)   $   8,775,245    $  (269,464)   $ 3,339,176    $   (587,449)   $  4,240,953
  Reinvested capital gains......              0        3,608,750      4,260,809         26,853               0       8,278,584
  Realized gain (loss)..........    (27,917,389)      11,824,379        100,655       (409,482)     (1,773,040)      2,200,145
  Unrealized gain (loss)........     16,782,653      (36,149,453)      (977,109)     3,840,523      (9,650,431)    (23,755,818)
                                  -------------    -------------    -----------    -----------    ------------    ------------
  Net increase (decrease) in
     contract owners' equity
     from operations............    (11,550,542)     (11,941,079)     3,114,891      6,797,070     (12,010,920)     (9,036,136)
                                  -------------    -------------    -----------    -----------    ------------    ------------
Equity transactions:
  Contract purchase payments....      1,608,465        4,077,825      4,526,366      1,708,252       3,445,077      11,143,277
     Transfers from fixed &
       other subaccounts........    378,048,378      101,173,657     23,194,191      4,141,650      10,314,042      15,464,358
     Withdrawals, surrenders &
       contract charges (note
       5).......................     (2,199,166)      (4,168,112)    (2,241,889)    (1,807,062)     (2,641,184)     (4,414,880)
     Annuity & death benefit
       payments.................       (319,336)        (396,003)      (558,735)      (233,619)       (447,330)       (462,812)
     Transfers to fixed & other
       subaccounts..............   (374,043,011)    (104,027,433)    (7,478,616)    (6,060,460)     (9,280,708)    (10,727,574)
                                  -------------    -------------    -----------    -----------    ------------    ------------
       Net equity
          transactions..........      3,095,330       (3,340,066)    17,441,317     (2,251,239)      1,389,897      11,002,369
                                  -------------    -------------    -----------    -----------    ------------    ------------
          Net change in contract
            owners' equity......     (8,455,212)     (15,281,145)    20,556,208      4,545,831     (10,621,023)      1,966,233
Contract owners' equity:
  Beginning of period...........     42,724,018       58,005,163     30,899,717     26,353,886      60,393,349      58,427,116
                                  -------------    -------------    -----------    -----------    ------------    ------------
  End of period.................  $  34,268,806    $  42,724,018    $51,455,925    $30,899,717    $ 49,772,326    $ 60,393,349
                                  =============    =============    ===========    ===========    ============    ============
Change in units:
  Beginning units...............      2,250,926        2,271,399      1,728,637      1,815,504       2,787,112       1,720,609
                                  -------------    -------------    -----------    -----------    ------------    ------------
  Units purchased...............     25,851,307        5,982,586      1,738,327        432,715       1,284,526       1,691,175
  Units redeemed................    (25,154,720)      (6,003,059)      (545,269)      (519,582)       (757,703)       (624,672)
                                  -------------    -------------    -----------    -----------    ------------    ------------
  Ending units..................      2,947,513        2,250,926      2,921,695      1,728,637       3,313,935       2,787,112
                                  =============    =============    ===========    ===========    ============    ============

                                         INTERNATIONAL
                                         SMALL COMPANY
                                           SUBACCOUNT
                                  ----------------------------
                                      2001            2000
                                  ------------    ------------
Investment activity:
  Net investment activity.......  $   (113,516)   $   (154,217)
  Reinvested capital gains......             0         723,241
  Realized gain (loss)..........    (5,197,661)      1,003,419
  Unrealized gain (loss)........     2,144,628      (6,349,623)
                                  ------------    ------------
  Net increase (decrease) in
     contract owners' equity
     from operations............    (3,166,549)     (4,777,180)
                                  ------------    ------------
Equity transactions:
  Contract purchase payments....       690,114       4,191,686
     Transfers from fixed &
       other subaccounts........    87,024,056      50,713,809
     Withdrawals, surrenders &
       contract charges (note
       5).......................      (463,689)       (611,589)
     Annuity & death benefit
       payments.................      (116,409)        (82,400)
     Transfers to fixed & other
       subaccounts..............   (87,652,356)    (50,191,690)
                                  ------------    ------------
       Net equity
          transactions..........      (518,284)      4,019,816
                                  ------------    ------------
          Net change in contract
            owners' equity......    (3,684,833)       (757,364)
Contract owners' equity:
  Beginning of period...........    11,260,740      12,018,104
                                  ------------    ------------
  End of period.................  $  7,575,907    $ 11,260,740
                                  ============    ============
Change in units:
  Beginning units...............       782,898         478,241
                                  ------------    ------------
  Units purchased...............     6,649,415       2,946,913
  Units redeemed................    (6,652,953)     (2,642,256)
                                  ------------    ------------
  Ending units..................       779,360         782,898
                                  ============    ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                         AGGRESSIVE GROWTH                CORE GROWTH                 GROWTH & INCOME
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     --------------------------    --------------------------    --------------------------
                                        2001           2000           2001           2000           2001           2000
                                     -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
  Net investment activity..........  $   (14,428)   $  (113,110)   $   (88,866)   $ 1,145,507    $    46,368    $ 5,512,576
  Reinvested capital gains.........            0              0         66,287        630,691         41,779      1,584,163
  Realized gain (loss).............   (1,154,245)        66,640     (1,482,473)       286,019       (663,916)       340,813
  Unrealized gain (loss)...........   (2,215,141)    (3,379,107)    (3,134,772)    (5,355,873)    (7,683,108)   (13,449,577)
                                     -----------    -----------    -----------    -----------    -----------    -----------
     Net increase (decrease) in
       contract owners' equity from
       operations..................   (3,383,814)    (3,425,577)    (4,639,824)    (3,293,656)    (8,258,877)    (6,012,025)
                                     -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Contract purchase payments.......      910,892      4,177,765        674,522      2,754,502      2,924,356     10,667,814
     Transfers from fixed & other
       subaccounts.................    1,811,263      5,186,410      2,127,142      5,802,352      9,061,055     14,216,603
     Withdrawals, surrenders &
       contract charges (note 5)...     (382,551)      (440,672)      (446,092)      (789,401)    (2,642,053)    (3,441,496)
     Annuity & death benefit
       payments....................     (137,826)       (52,373)       (60,814)      (144,147)      (711,760)      (593,522)
     Transfers to fixed & other
       subaccounts.................   (2,138,779)    (1,658,293)    (2,654,673)    (2,481,072)    (6,896,838)    (6,947,578)
                                     -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions.....       62,999      7,212,837       (359,915)     5,142,234      1,734,760     13,901,821
                                     -----------    -----------    -----------    -----------    -----------    -----------
          Net change in contract
            owners' equity.........   (3,320,815)     3,787,260     (4,999,739)     1,848,578     (6,524,117)     7,889,796
Contract owners' equity:
  Beginning of period..............   10,140,084      6,352,824     11,473,659      9,625,081     57,047,198     49,157,402
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of period....................  $ 6,819,269    $10,140,084    $ 6,473,920    $11,473,659    $50,523,081    $57,047,198
                                     ===========    ===========    ===========    ===========    ===========    ===========
Change in units:
  Beginning units..................    1,187,361        467,387        780,087        438,033      3,250,528      2,319,471
                                     -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased..................      423,749        858,735        358,588        520,032        723,492      1,384,252
  Units redeemed...................     (408,815)      (138,761)      (311,952)      (177,978)      (536,880)      (453,195)
                                     -----------    -----------    -----------    -----------    -----------    -----------
  Ending units.....................    1,202,295      1,187,361        826,723        780,087      3,437,140      3,250,528
                                     ===========    ===========    ===========    ===========    ===========    ===========

                                            S&P 500 INDEX
                                              SUBACCOUNT
                                     ----------------------------
                                         2001            2000
                                     ------------    ------------
Investment activity:
  Net investment activity..........  $    838,621    $  2,136,468
  Reinvested capital gains.........             0         900,765
  Realized gain (loss).............    (1,091,397)        393,055
  Unrealized gain (loss)...........   (15,939,475)    (16,076,156)
                                     ------------    ------------
     Net increase (decrease) in
       contract owners' equity from
       operations..................   (16,192,251)    (12,645,868)
                                     ------------    ------------
Equity transactions:
  Contract purchase payments.......     8,897,701      19,312,791
     Transfers from fixed & other
       subaccounts.................    23,851,847      23,816,877
     Withdrawals, surrenders &
       contract charges (note 5)...    (5,313,736)     (6,994,986)
     Annuity & death benefit
       payments....................    (1,552,688)     (1,275,248)
     Transfers to fixed & other
       subaccounts.................   (16,179,306)    (15,106,043)
                                     ------------    ------------
       Net equity transactions.....     9,703,818      19,753,391
                                     ------------    ------------
          Net change in contract
            owners' equity.........    (6,488,433)      7,107,523
Contract owners' equity:
  Beginning of period..............   108,543,226     101,435,703
                                     ------------    ------------
  End of period....................  $102,054,793    $108,543,226
                                     ============    ============
Change in units:
  Beginning units..................     7,271,599       5,697,409
                                     ------------    ------------
  Units purchased..................     2,617,142       2,798,164
  Units redeemed...................    (1,597,341)     (1,223,974)
                                     ------------    ------------
  Ending units.....................     8,291,400       7,271,599
                                     ============    ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                               SOCIAL AWARENESS         FIRSTAR GROWTH & INCOME           RELATIVE VALUE
                                                  SUBACCOUNT              SUBACCOUNT (NOTE 7)           SUBACCOUNT (NOTE 7)
                                           ------------------------    -------------------------    ---------------------------
                                              2001          2000          2001           2000           2001           2000
                                           ----------    ----------    -----------    ----------    ------------    -----------
Investment activity:
  Net investment activity................  $   (9,539)   $  (14,789)   $   (25,578)   $  (21,670)   $    (25,372)   $   (46,170)
  Reinvested capital gains...............           0             0              0             0          48,091              0
  Realized gain (loss)...................     (43,258)      (13,471)      (570,501)        6,747        (402,859)       208,325
  Unrealized gain (loss).................    (138,034)     (133,601)       (38,395)       32,735        (844,835)      (821,523)
                                           ----------    ----------    -----------    ----------    ------------    -----------
     Net increase (decrease) in contract
       owners' equity from operations....    (190,831)     (161,861)      (634,474)       17,812      (1,224,975)      (659,368)
                                           ----------    ----------    -----------    ----------    ------------    -----------
Equity transactions:
  Contract purchase payments.............      41,477       162,825        294,322       808,554         315,420        994,654
     Transfers from fixed & other
       subaccounts.......................       7,183        49,488      1,569,063       534,779       4,114,149      1,709,676
     Withdrawals, surrenders & contract
       charges (note 5)..................     (20,964)      (83,058)      (176,701)      (68,679)       (909,580)      (644,700)
     Annuity & death benefit payments....      (4,042)       (7,872)       (79,317)      (10,842)        (87,123)      (313,325)
     Transfers to fixed & other
       subaccounts.......................    (109,713)     (254,439)    (3,314,024)     (151,728)    (13,302,585)    (1,872,513)
                                           ----------    ----------    -----------    ----------    ------------    -----------
       Net equity transactions...........     (86,059)     (133,056)    (1,706,657)    1,112,084      (9,869,719)      (126,208)
                                           ----------    ----------    -----------    ----------    ------------    -----------
          Net change in contract owners'
            equity.......................    (276,890)     (294,917)    (2,341,131)    1,129,896     (11,094,694)      (785,576)
Contract owners' equity:
  Beginning of period....................   1,001,352     1,296,269      2,341,131     1,211,235      11,094,694     11,880,270
                                           ----------    ----------    -----------    ----------    ------------    -----------
  End of period..........................  $  724,462    $1,001,352    $         0    $2,341,131    $          0    $11,094,694
                                           ==========    ==========    ===========    ==========    ============    ===========
Change in units:
  Beginning units........................     100,863       112,893        218,586       110,964         850,201        801,748
                                           ----------    ----------    -----------    ----------    ------------    -----------
  Units purchased........................       5,156        14,003        199,196       126,740         450,900        243,599
  Units redeemed.........................     (13,927)      (26,033)      (417,782)      (19,118)     (1,301,101)      (195,146)
                                           ----------    ----------    -----------    ----------    ------------    -----------
  Ending units...........................      92,092       100,863              0       218,586               0        850,201
                                           ==========    ==========    ===========    ==========    ============    ===========

                                                  BLUE CHIP
                                                  SUBACCOUNT
                                           ------------------------
                                              2001          2000
                                           ----------    ----------
Investment activity:
  Net investment activity................  $  (44,836)   $  (25,293)
  Reinvested capital gains...............           0        15,421
  Realized gain (loss)...................      (9,047)      (10,714)
  Unrealized gain (loss).................    (275,640)       92,878
                                           ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations....    (329,523)       72,292
                                           ----------    ----------
Equity transactions:
  Contract purchase payments.............     968,090       903,708
     Transfers from fixed & other
       subaccounts.......................   3,825,185     2,153,447
     Withdrawals, surrenders & contract
       charges (note 5)..................    (137,227)      (85,404)
     Annuity & death benefit payments....    (309,711)     (122,379)
     Transfers to fixed & other
       subaccounts.......................    (856,286)     (593,350)
                                           ----------    ----------
       Net equity transactions...........   3,490,051     2,256,022
                                           ----------    ----------
          Net change in contract owners'
            equity.......................   3,160,528     2,328,314
Contract owners' equity:
  Beginning of period....................   5,146,059     2,817,745
                                           ----------    ----------
  End of period..........................  $8,306,587    $5,146,059
                                           ==========    ==========
Change in units:
  Beginning units........................     486,651       265,442
                                           ----------    ----------
  Units purchased........................     463,091       272,093
  Units redeemed.........................    (117,018)      (50,884)
                                           ----------    ----------
  Ending units...........................     832,724       486,651
                                           ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                           EQUITY INCOME               HIGH INCOME BOND                CAPITAL GROWTH
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                     -------------------------    --------------------------    ----------------------------
                                        2001           2000          2001           2000            2001            2000
                                     -----------    ----------    -----------    -----------    ------------    ------------
Investment activity:
  Net investment activity..........  $    10,184    $    5,237    $   995,613    $   220,928    $   (406,509)   $   (405,207)
  Reinvested capital gains.........            0             0              0              0               0          17,746
  Realized gain (loss).............     (190,670)         (652)      (199,987)       (41,076)    (15,971,919)      1,521,743
  Unrealized gain (loss)...........     (883,168)     (999,517)      (695,957)      (538,586)     10,606,590     (13,858,946)
                                     -----------    ----------    -----------    -----------    ------------    ------------
     Net increase (decrease) in
       contract owners' equity from
       operations..................   (1,063,654)     (994,932)        99,669       (358,734)     (5,771,838)    (12,724,664)
                                     -----------    ----------    -----------    -----------    ------------    ------------
Equity transactions:
  Contract purchase payments.......    1,399,388     2,748,067      1,753,163      1,453,195       3,513,970      18,088,135
     Transfers from fixed & other
       subaccounts.................    4,616,159     4,238,650      8,559,360      2,824,247      80,749,610      36,549,933
     Withdrawals, surrenders &
       contract charges (note 5)...     (267,628)     (159,147)      (547,831)      (202,897)     (1,066,580)     (1,022,985)
     Annuity & death benefit
       payments....................     (236,197)      (97,724)      (128,722)      (126,150)       (438,745)       (429,100)
     Transfers to fixed & other
       subaccounts.................   (2,042,038)     (990,028)    (4,207,125)    (1,073,203)    (78,776,145)    (22,419,156)
                                     -----------    ----------    -----------    -----------    ------------    ------------
       Net equity transactions.....    3,469,684     5,739,818      5,428,845      2,875,192       3,982,110      30,766,827
                                     -----------    ----------    -----------    -----------    ------------    ------------
          Net change in contract
            owners' equity.........    2,406,030     4,744,886      5,528,514      2,516,458      (1,789,728)     18,042,163
Contract owners' equity:
  Beginning of period..............    6,811,264     2,066,378      5,068,610      2,552,152      33,579,589      15,537,426
                                     -----------    ----------    -----------    -----------    ------------    ------------
  End of period....................  $ 9,217,294    $6,811,264    $10,597,124    $ 5,068,610    $ 31,789,861    $ 33,579,589
                                     ===========    ==========    ===========    ===========    ============    ============
Change in units:
  Beginning units..................      644,983       168,242        554,414        256,062       1,688,896         520,701
                                     -----------    ----------    -----------    -----------    ------------    ------------
  Units purchased..................      575,608       540,774        989,448        420,459       3,683,038       1,823,611
  Units redeemed...................     (218,463)      (64,033)      (417,299)      (122,107)     (3,527,195)       (655,416)
                                     -----------    ----------    -----------    -----------    ------------    ------------
  Ending units.....................    1,002,128       644,983      1,126,563        554,414       1,844,739       1,688,896
                                     ===========    ==========    ===========    ===========    ============    ============

                                             NASDAQ 100
                                             SUBACCOUNT
                                     --------------------------
                                        2001          2000(c)
                                     -----------    -----------
Investment activity:
  Net investment activity..........  $   (53,294)   $   (14,691)
  Reinvested capital gains.........            0              0
  Realized gain (loss).............   (1,427,479)       (75,604)
  Unrealized gain (loss)...........       74,459     (1,308,801)
                                     -----------    -----------
     Net increase (decrease) in
       contract owners' equity from
       operations..................   (1,406,314)    (1,399,096)
                                     -----------    -----------
Equity transactions:
  Contract purchase payments.......    1,532,764      1,744,019
     Transfers from fixed & other
       subaccounts.................   10,117,245      7,245,753
     Withdrawals, surrenders &
       contract charges (note 5)...     (347,282)       (13,942)
     Annuity & death benefit
       payments....................     (176,297)        (9,082)
     Transfers to fixed & other
       subaccounts.................   (7,167,134)    (4,384,510)
                                     -----------    -----------
       Net equity transactions.....    3,959,296      4,582,238
                                     -----------    -----------
          Net change in contract
            owners' equity.........    2,552,982      3,183,142
Contract owners' equity:
  Beginning of period..............    3,183,142              0
                                     -----------    -----------
  End of period....................  $ 5,736,124    $ 3,183,142
                                     ===========    ===========
Change in units:
  Beginning units..................      527,220              0
                                     -----------    -----------
  Units purchased..................    2,139,210        818,089
  Units redeemed...................   (1,236,642)      (290,869)
                                     -----------    -----------
  Ending units.....................    1,429,788        527,220
                                     ===========    ===========

(c) Period from May 1, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                            DOW TARGET 10
                                           --------------------------------------------------------------------------------
                                                   JANUARY                    FEBRUARY                      MARCH
                                                 SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                           -----------------------    -------------------------    ------------------------
                                             2001         2000           2001          2000           2001          2000
                                           --------    -----------    ----------    -----------    ----------    ----------
Investment activity:
  Net investment activity................  $  2,545    $     8,207    $    4,699    $    32,120    $    4,052    $    6,430
  Reinvested capital gains...............         0              0             0              0             0             0
  Realized gain (loss)...................      (987)       (34,010)       12,420        (64,967)        6,970       (46,989)
  Unrealized gain (loss).................   (29,663)        20,936       (96,055)       113,802       (78,136)      134,607
                                           --------    -----------    ----------    -----------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations....   (28,105)        (4,867)      (78,936)        80,955       (67,114)       94,048
                                           --------    -----------    ----------    -----------    ----------    ----------
Equity transactions:
  Contract purchase payments.............    25,086        129,872        16,850        288,923         2,497        94,105
     Transfers from fixed & other
       subaccounts.......................    29,685      2,326,478       127,316      1,322,924       101,460       524,696
     Withdrawals, surrenders & contract
       charges (note 5)..................   (12,471)       (21,163)      (37,721)       (82,767)      (15,353)     (133,051)
     Annuity & death benefit payments....    (8,618)        (4,161)      (15,388)       (26,249)      (75,294)       (6,802)
     Transfers to fixed & other
       subaccounts.......................   (73,401)    (2,163,488)     (173,899)    (1,417,414)     (168,651)     (357,905)
                                           --------    -----------    ----------    -----------    ----------    ----------
       Net equity transactions...........   (39,719)       267,538       (82,842)        85,417      (155,341)      121,043
                                           --------    -----------    ----------    -----------    ----------    ----------
          Net change in contract owners'
            equity.......................   (67,824)       262,671      (161,778)       166,372      (222,455)      215,091
Contract owners' equity:
  Beginning of period....................   613,752        351,081     1,327,013      1,160,641     1,231,012     1,015,921
                                           --------    -----------    ----------    -----------    ----------    ----------
  End of period..........................  $545,928    $   613,752    $1,165,235    $ 1,327,013    $1,008,557    $1,231,012
                                           ========    ===========    ==========    ===========    ==========    ==========
Change in units:
  Beginning units........................    59,916         34,437       120,563        110,005       116,008       100,499
                                           --------    -----------    ----------    -----------    ----------    ----------
  Units purchased........................     5,274        188,307        11,814         89,974         9,252        66,134
  Units redeemed.........................    (9,314)      (162,828)      (20,056)       (79,416)      (23,963)      (50,625)
                                           --------    -----------    ----------    -----------    ----------    ----------
  Ending units...........................    55,876         59,916       112,321        120,563       101,297       116,008
                                           ========    ===========    ==========    ===========    ==========    ==========

                                                DOW TARGET 10
                                           ------------------------
                                                    APRIL
                                                  SUBACCOUNT
                                           ------------------------
                                              2001          2000
                                           ----------    ----------
Investment activity:
  Net investment activity................  $    6,238    $    7,396
  Reinvested capital gains...............           0             0
  Realized gain (loss)...................         158      (108,967)
  Unrealized gain (loss).................     (46,059)      125,832
                                           ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations....     (39,663)       24,261
                                           ----------    ----------
Equity transactions:
  Contract purchase payments.............      15,189        34,428
     Transfers from fixed & other
       subaccounts.......................      75,689       760,782
     Withdrawals, surrenders & contract
       charges (note 5)..................     (50,951)      (26,439)
     Annuity & death benefit payments....      (9,474)      (16,568)
     Transfers to fixed & other
       subaccounts.......................    (179,344)     (587,253)
                                           ----------    ----------
       Net equity transactions...........    (148,891)      164,950
                                           ----------    ----------
          Net change in contract owners'
            equity.......................    (188,554)      189,211
Contract owners' equity:
  Beginning of period....................   1,444,818     1,255,607
                                           ----------    ----------
  End of period..........................  $1,256,264    $1,444,818
                                           ==========    ==========
Change in units:
  Beginning units........................     140,257       123,406
                                           ----------    ----------
  Units purchased........................       8,330        76,054
  Units redeemed.........................     (22,380)      (59,203)
                                           ----------    ----------
  Ending units...........................     126,207       140,257
                                           ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                                 DOW TARGET 10
                                                --------------------------------------------------------------------------------
                                                          MAY                         JUNE                        JULY
                                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    ------------------------    ------------------------
                                                   2001          2000          2001          2000          2001          2000
                                                ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Net investment activity.....................  $    2,816    $    3,209    $    2,117    $    5,283    $    3,394    $    4,968
  Reinvested capital gains....................           0             0             0             0             0             0
  Realized gain (loss)........................       5,855       (64,301)       (6,645)     (129,931)      (15,670)      (44,117)
  Unrealized gain (loss)......................     (38,809)      162,222       (22,923)      109,524       (54,265)       93,169
                                                ----------    ----------    ----------    ----------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations.........     (30,138)      101,130       (27,451)      (15,124)      (66,541)       54,020
                                                ----------    ----------    ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments..................      43,450        64,239       124,635        23,206        96,810        20,635
     Transfers from fixed & other
       subaccounts............................      51,391       459,514        43,179       467,754       179,560       422,264
     Withdrawals, surrenders & contract
       charges (note 5).......................     (48,664)      (27,205)      (44,934)      (25,062)      (17,562)      (19,464)
     Annuity & death benefit payments.........      (5,371)       (3,431)      (21,787)      (37,199)       (4,797)      (62,456)
     Transfers to fixed & other subaccounts...    (109,930)     (306,246)     (196,338)     (507,967)     (261,216)     (250,137)
                                                ----------    ----------    ----------    ----------    ----------    ----------
       Net equity transactions................     (69,124)      186,871       (95,245)      (79,268)       (7,205)      110,842
                                                ----------    ----------    ----------    ----------    ----------    ----------
          Net change in contract owners'
            equity............................     (99,262)      288,001      (122,696)      (94,392)      (73,746)      164,862
Contract owners' equity:
  Beginning of period.........................   1,004,464       716,463     1,062,568     1,156,960     1,153,955       989,093
                                                ----------    ----------    ----------    ----------    ----------    ----------
  End of period...............................  $  905,202    $1,004,464    $  939,872    $1,062,568    $1,080,209    $1,153,955
                                                ==========    ==========    ==========    ==========    ==========    ==========
Change in units:
  Beginning units.............................     106,751        86,088       117,180       128,924       126,487       111,733
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased.............................      13,728        57,166        17,948        55,228        27,012        46,888
  Units redeemed..............................     (21,558)      (36,503)      (28,743)      (66,972)      (29,460)      (32,134)
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Ending units................................      98,921       106,751       106,385       117,180       124,039       126,487
                                                ==========    ==========    ==========    ==========    ==========    ==========

                                                    DOW TARGET 10
                                                ----------------------
                                                        AUGUST
                                                      SUBACCOUNT
                                                ----------------------
                                                  2001         2000
                                                ---------    ---------
Investment activity:
  Net investment activity.....................  $   2,414    $   4,258
  Reinvested capital gains....................          0            0
  Realized gain (loss)........................    (24,931)     (47,179)
  Unrealized gain (loss)......................    (18,611)      48,099
                                                ---------    ---------
     Net increase (decrease) in contract
       owners' equity from operations.........    (41,128)       5,178
                                                ---------    ---------
Equity transactions:
  Contract purchase payments..................     12,782       72,064
     Transfers from fixed & other
       subaccounts............................     83,340      335,407
     Withdrawals, surrenders & contract
       charges (note 5).......................    (33,965)     (64,159)
     Annuity & death benefit payments.........     (8,441)     (20,438)
     Transfers to fixed & other subaccounts...   (212,729)    (199,232)
                                                ---------    ---------
       Net equity transactions................   (159,013)     123,642
                                                ---------    ---------
          Net change in contract owners'
            equity............................   (200,141)     128,820
Contract owners' equity:
  Beginning of period.........................    933,166      804,346
                                                ---------    ---------
  End of period...............................  $ 733,025    $ 933,166
                                                =========    =========
Change in units:
  Beginning units.............................    103,713       90,234
                                                ---------    ---------
  Units purchased.............................     10,092       44,388
  Units redeemed..............................    (29,128)     (30,909)
                                                ---------    ---------
  Ending units................................     84,677      103,713
                                                =========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                                 DOW TARGET 10
                                                --------------------------------------------------------------------------------
                                                       SEPTEMBER                    OCTOBER                     NOVEMBER
                                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    ------------------------    ------------------------
                                                   2001          2000          2001          2000          2001          2000
                                                ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Net investment activity.....................  $      796    $    7,804    $      893    $    8,379    $      452    $    4,193
  Reinvested capital gains....................           0             0             0             0             0             0
  Realized gain (loss)........................     (10,020)      (25,067)       (2,250)      (34,116)      (12,871)      (13,310)
  Unrealized gain (loss)......................     (34,482)       82,343       (22,485)       99,584         2,048       (39,857)
                                                ----------    ----------    ----------    ----------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations.........     (43,706)       65,080       (23,842)       73,847       (10,371)      (48,974)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments..................       1,725           853        37,737        13,208        33,728           858
     Transfers from fixed & other
       subaccounts............................      69,880       241,641        68,372       125,932       175,129       112,203
     Withdrawals, surrenders & contract
       charges (note 5).......................     (21,060)      (24,960)      (36,228)      (20,969)      (23,555)      (32,078)
     Annuity & death benefit payments.........      (8,974)      (21,064)      (20,325)      (34,826)       (6,660)      (23,407)
     Transfers to fixed & other subaccounts...    (147,634)     (785,181)     (155,608)     (681,679)     (139,244)     (658,169)
                                                ----------    ----------    ----------    ----------    ----------    ----------
       Net equity transactions................    (106,063)     (588,711)     (106,052)     (598,334)       39,398      (600,593)
                                                ----------    ----------    ----------    ----------    ----------    ----------
          Net change in contract owners'
            equity............................    (149,769)     (523,631)     (129,894)     (524,487)       29,027      (649,567)
Contract owners' equity:
  Beginning of period.........................     943,175     1,466,806       870,686     1,395,173       676,913     1,326,480
                                                ----------    ----------    ----------    ----------    ----------    ----------
  End of period...............................  $  793,406    $  943,175    $  740,792    $  870,686    $  705,940    $  676,913
                                                ==========    ==========    ==========    ==========    ==========    ==========
Change in units:
  Beginning units.............................     104,944       166,692        87,524       150,999        71,846       131,425
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased.............................       6,161        19,349         9,707         8,944        21,299         5,349
  Units redeemed..............................     (18,331)      (81,097)      (20,692)      (72,419)      (16,225)      (64,928)
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Ending units................................      92,774       104,944        76,539        87,524        76,920        71,846
                                                ==========    ==========    ==========    ==========    ==========    ==========

                                                    DOW TARGET 10
                                                ----------------------
                                                       DECEMBER
                                                      SUBACCOUNT
                                                ----------------------
                                                  2001         2000
                                                ---------    ---------
Investment activity:
  Net investment activity.....................  $     (39)   $   3,719
  Reinvested capital gains....................          0            0
  Realized gain (loss)........................     (2,374)     (32,127)
  Unrealized gain (loss)......................     (8,172)     (14,432)
                                                ---------    ---------
     Net increase (decrease) in contract
       owners' equity from operations.........    (10,585)     (42,840)
                                                ---------    ---------
Equity transactions:
  Contract purchase payments..................     13,854       35,532
     Transfers from fixed & other
       subaccounts............................     91,074       84,864
     Withdrawals, surrenders & contract
       charges (note 5).......................    (11,766)     (16,002)
     Annuity & death benefit payments.........     (8,760)     (24,445)
     Transfers to fixed & other subaccounts...   (105,074)    (772,628)
                                                ---------    ---------
       Net equity transactions................    (20,672)    (692,679)
                                                ---------    ---------
          Net change in contract owners'
            equity............................    (31,257)    (735,519)
Contract owners' equity:
  Beginning of period.........................    525,116    1,260,635
                                                ---------    ---------
  End of period...............................  $ 493,859    $ 525,116
                                                =========    =========
Change in units:
  Beginning units.............................     53,359      125,975
                                                ---------    ---------
  Units purchased.............................      9,720        5,276
  Units redeemed..............................    (11,793)     (77,892)
                                                ---------    ---------
  Ending units................................     51,286       53,359
                                                =========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                             DOW TARGET 5
                                     --------------------------------------------------------------------------------------------
                                           JANUARY                 FEBRUARY                 MARCH                   APRIL
                                          SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                     --------------------    --------------------    --------------------    --------------------
                                       2001      2000(a)       2001      2000(a)       2001      2000(a)       2001      2000(a)
                                     --------    --------    --------    --------    --------    --------    --------    --------
Investment activity:
  Net investment activity..........  $    685    $  2,388    $    763    $  1,544    $   (124)   $  2,143    $    290    $    934
  Reinvested capital gains.........     4,650           0      12,117           0      30,967           0      18,522           0
  Realized gain (loss).............     2,796      (1,791)      4,416         461       8,521         363       2,851         268
  Unrealized gain (loss)...........   (14,785)     21,537     (19,715)     25,639     (47,629)     29,926     (33,960)     20,931
                                     --------    --------    --------    --------    --------    --------    --------    --------
     Net increase (decrease) in
       contract owners' equity from
       operations..................    (6,654)     22,134      (2,419)     27,644      (8,265)     32,432     (12,297)     22,133
                                     --------    --------    --------    --------    --------    --------    --------    --------
Equity transactions:
  Contract purchase payments.......       417      60,186          50       2,593      19,335       9,612       5,630       6,203
     Transfers from fixed & other
       subaccounts.................    16,470      81,335      59,147      90,188       6,476      99,670       6,707      87,256
     Withdrawals, surrenders &
       contract charges (note 5)...    (1,818)     (2,339)     (1,874)     (2,719)     (2,157)     (2,524)     (1,421)     (2,524)
     Annuity & death benefit
       payments....................      (234)       (135)     (2,141)     (1,679)     (1,345)       (112)        (92)        (84)
     Transfers to fixed & other
       subaccounts.................   (20,442)    (11,798)    (19,407)     (5,609)    (14,498)     (5,354)    (15,552)     (5,304)
                                     --------    --------    --------    --------    --------    --------    --------    --------
       Net equity transactions.....    (5,607)    127,249      35,775      82,774       7,811     101,292      (4,728)     85,547
                                     --------    --------    --------    --------    --------    --------    --------    --------
          Net change in contract
            owners' equity.........   (12,261)    149,383      33,356     110,418        (454)    133,724     (17,025)    107,680
Contract owners' equity:
  Beginning of period..............   149,383           0     110,418           0     133,724           0     107,680           0
                                     --------    --------    --------    --------    --------    --------    --------    --------
  End of period....................  $137,122    $149,383    $143,774    $110,418    $133,270    $133,724    $ 90,655    $107,680
                                     ========    ========    ========    ========    ========    ========    ========    ========
Change in units:
  Beginning units..................    13,382           0       9,172           0       9,903           0       8,737           0
                                     --------    --------    --------    --------    --------    --------    --------    --------
  Units purchased..................     1,131      14,769       4,672      10,012       1,898      10,471       1,030       9,356
  Units redeemed...................    (1,633)     (1,387)     (1,555)       (840)     (1,315)       (568)     (1,423)       (619)
                                     --------    --------    --------    --------    --------    --------    --------    --------
  Ending units.....................    12,880      13,382      12,289       9,172      10,486       9,903       8,344       8,737
                                     ========    ========    ========    ========    ========    ========    ========    ========

---------------

(a) See note 3 for inception date.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                              DOW TARGET 5
                                       ------------------------------------------------------------------------------------------
                                               MAY                    JUNE                   JULY                   AUGUST
                                            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                       --------------------    -------------------    -------------------    --------------------
                                         2001      2000(a)       2001      2000(a)      2001      2000(a)      2001      2000(a)
                                       --------    --------    --------    -------    --------    -------    --------    --------
Investment activity:
  Net investment activity............  $    261    $  1,002    $     83    $   490    $    146    $   138    $  1,204    $     60
  Reinvested capital gains...........    24,745           0      24,663          0      11,956          0       9,321           0
  Realized gain (loss)...............       868         303         268         66        (608)       (73)         (7)        (21)
  Unrealized gain (loss).............   (37,707)     19,445     (49,255)    11,117     (24,579)     4,368     (26,215)      2,684
                                       --------    --------    --------    -------    --------    -------    --------    --------
     Net increase (decrease) in
       contract owners' equity from
       operations....................   (11,833)     20,750     (24,241)    11,673     (13,085)     4,433     (15,697)      2,723
                                       --------    --------    --------    -------    --------    -------    --------    --------
Equity transactions:
  Contract purchase payments.........        50      10,480     134,018         50      83,529        172      68,536         230
     Transfers from fixed & other
       subaccounts...................     9,329      82,113      16,447     64,559      12,786     29,602     161,009      40,204
     Withdrawals, surrenders &
       contract charges (note 5).....       (76)     (2,499)          0     (2,302)          0          0           0           0
     Annuity & death benefit
       payments......................       (44)        (57)         (8)       (35)         (8)        (4)        (68)         (5)
     Transfers to fixed & other
       subaccounts...................    (5,565)     (5,145)     (3,978)    (1,864)     (6,003)    (3,352)       (424)    (21,572)
                                       --------    --------    --------    -------    --------    -------    --------    --------
       Net equity transactions.......     3,694      84,892     146,479     60,408      90,304     26,418     229,053      18,857
                                       --------    --------    --------    -------    --------    -------    --------    --------
          Net change in contract
            owners' equity...........    (8,139)    105,642     122,238     72,081      77,219     30,851     213,356      21,580
Contract owners' equity:
  Beginning of period................   105,642           0      72,081          0      30,851          0      21,580           0
                                       --------    --------    --------    -------    --------    -------    --------    --------
  End of period......................  $ 97,503    $105,642    $194,319    $72,081    $108,070    $30,851    $234,936    $ 21,580
                                       ========    ========    ========    =======    ========    =======    ========    ========
Change in units:
  Beginning units....................     8,270           0       6,192          0       2,627          0       1,833           0
                                       --------    --------    --------    -------    --------    -------    --------    --------
  Units purchased....................       574       9,038      12,567      6,575       7,789      2,767      18,044       1,967
  Units redeemed.....................      (314)       (768)       (280)      (383)       (562)      (140)        (27)       (134)
                                       --------    --------    --------    -------    --------    -------    --------    --------
  Ending units.......................     8,530       8,270      18,479      6,192       9,854      2,627      19,850       1,833
                                       ========    ========    ========    =======    ========    =======    ========    ========

---------------

(a) See note 3 for inception date.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                             DOW TARGET 5
                                     --------------------------------------------------------------------------------------------
                                          SEPTEMBER                OCTOBER                 NOVEMBER                DECEMBER
                                          SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                     --------------------    --------------------    --------------------    --------------------
                                       2001        2000        2001        2000        2001        2000        2001        2000
                                     --------    --------    --------    --------    --------    --------    --------    --------
Investment activity:
  Net investment activity..........  $   (411)   $    821    $   (178)   $  2,331    $    145    $  1,127    $   (791)   $  1,425
  Reinvested capital gains.........         0           0           0           0           0           0      10,397       2,751
  Realized gain (loss).............       (84)     (1,883)     (6,946)     (2,012)     (1,965)     (1,584)      1,481        (832)
  Unrealized gain (loss)...........     1,352      14,900       9,472      21,462       6,236     (14,366)     (6,118)      1,798
                                     --------    --------    --------    --------    --------    --------    --------    --------
     Net increase (decrease) in
       contract owners' equity from
       operations..................       857      13,838       2,348      21,781       4,416     (14,823)      4,969       5,142
                                     --------    --------    --------    --------    --------    --------    --------    --------
Equity transactions:
  Contract purchase payments.......       352         147      34,230         553      22,554       1,916      14,897         203
     Transfers from fixed & other
       subaccounts.................    13,170      19,346      61,599      47,923      52,950       7,593      43,607      86,340
     Withdrawals, surrenders &
       contract charges (note 5)...         0           0        (822)     (1,215)       (150)       (464)          0           0
     Annuity & death benefit
       payments....................      (483)       (755)    (72,970)       (155)       (314)        (59)       (167)     (2,542)
     Transfers to fixed & other
       subaccounts.................    (2,791)     (9,834)    (93,027)    (10,749)    (33,767)     (4,121)    (43,215)     (9,276)
                                     --------    --------    --------    --------    --------    --------    --------    --------
       Net equity transactions.....    10,248       8,904     (70,990)     36,357      41,273       4,865      15,122      74,725
                                     --------    --------    --------    --------    --------    --------    --------    --------
          Net change in contract
            owners' equity.........    11,105      22,742     (68,642)     58,138      45,689      (9,958)     20,091      79,867
Contract owners' equity:
  Beginning of period..............   103,552      80,810     243,298     185,160      93,612     103,570     186,046     106,179
                                     --------    --------    --------    --------    --------    --------    --------    --------
  End of period....................  $114,657    $103,552    $174,656    $243,298    $139,301    $ 93,612    $206,137    $186,046
                                     ========    ========    ========    ========    ========    ========    ========    ========
Change in units:
  Beginning units..................    11,999      10,792      26,602      21,781      10,984      10,401      17,611      10,612
                                     --------    --------    --------    --------    --------    --------    --------    --------
  Units purchased..................     1,410       2,537       8,799       6,491       7,079       1,165       5,311       8,348
  Units redeemed...................      (331)     (1,330)    (16,944)     (1,670)     (1,859)       (582)     (3,962)     (1,349)
                                     --------    --------    --------    --------    --------    --------    --------    --------
  Ending units.....................    13,078      11,999      18,457      26,602      16,204      10,984      18,960      17,611
                                     ========    ========    ========    ========    ========    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                             FIDELITY INVESTMENTS
                                             ------------------------------------------------------------------------------------
                                                     VIP GROWTH                VIP EQUITY INCOME           VIP HIGH INCOME BOND
                                                     SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                             --------------------------    --------------------------    ------------------------
                                                2001           2000           2001           2000           2001          2000
                                             -----------    -----------    -----------    -----------    ----------    ----------
Investment activity:
  Net investment activity..................  $   (94,958)   $  (137,696)   $    31,391    $    38,000    $  195,208    $  142,527
  Reinvested capital gains.................      626,773      1,293,043        310,335        467,350             0             0
  Realized gain (loss).....................     (256,627)       269,332        (48,439)       (88,070)     (304,660)      (89,181)
  Unrealized gain (loss)...................   (2,064,256)    (2,735,239)      (700,049)       (18,878)      (87,470)     (608,128)
                                             -----------    -----------    -----------    -----------    ----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations......   (1,789,068)    (1,310,560)      (406,762)       398,402      (196,922)     (554,782)
                                             -----------    -----------    -----------    -----------    ----------    ----------
Equity transactions:
  Contract purchase payments...............      197,302        742,108        110,289        206,891        21,536       104,388
     Transfers from fixed & other
       subaccounts.........................      295,343        642,360        107,683        232,811         1,705       167,942
     Withdrawals, surrenders & contract
       charges (note 5)....................     (370,455)      (333,603)      (317,886)      (276,301)      (39,234)     (107,629)
     Annuity & death benefit payments......     (131,307)      (181,146)      (110,331)       (57,734)      (58,084)      (55,096)
     Transfers to fixed & other
       subaccounts.........................     (811,146)    (1,493,137)      (400,793)    (1,516,587)     (347,794)     (455,539)
                                             -----------    -----------    -----------    -----------    ----------    ----------
       Net equity transactions.............     (820,263)      (623,418)      (611,038)    (1,410,920)     (421,871)     (345,934)
                                             -----------    -----------    -----------    -----------    ----------    ----------
          Net change in contract owners'
            equity.........................   (2,609,331)    (1,933,978)    (1,017,800)    (1,012,518)     (618,793)     (900,716)
Contract owners' equity:
  Beginning of period......................    9,759,896     11,693,874      6,769,899      7,782,417     1,758,651     2,659,367
                                             -----------    -----------    -----------    -----------    ----------    ----------
  End of period............................  $ 7,150,565    $ 9,759,896    $ 5,752,099    $ 6,769,899    $1,139,858    $1,758,651
                                             ===========    ===========    ===========    ===========    ==========    ==========
Change in units:
  Beginning units..........................      476,148        501,352        437,314        538,074       194,862       225,514
                                             -----------    -----------    -----------    -----------    ----------    ----------
  Units purchased..........................       25,482         57,281         14,289         17,505         3,470        18,038
  Units redeemed...........................      (72,467)       (82,485)       (55,547)      (118,265)      (53,375)      (48,690)
                                             -----------    -----------    -----------    -----------    ----------    ----------
  Ending units.............................      429,163        476,148        396,056        437,314       144,957       194,862
                                             ===========    ===========    ===========    ===========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                            JANUS ASPEN SERIES INSTITUTIONAL SHARES
                                 -------------------------------------------------------------
                                            GROWTH                   INTERNATIONAL GROWTH
                                          SUBACCOUNT                      SUBACCOUNT
                                 ----------------------------    -----------------------------
                                     2001            2000            2001             2000
                                 ------------    ------------    -------------    ------------
Investment activity:
  Net investment activity......  $   (680,105)   $    948,164    $     (34,134)   $     44,139
  Reinvested capital gains.....       106,280       4,494,338                0         383,194
  Realized gain (loss).........    (4,605,887)        119,494       (3,245,733)        249,261
  Unrealized gain (loss).......   (11,980,786)    (19,466,621)       1,003,175      (1,116,289)
                                 ------------    ------------    -------------    ------------
     Net increase (decrease) in
       contract owners' equity
       from operations.........   (17,160,498)    (13,904,625)      (2,276,692)       (439,695)
                                 ------------    ------------    -------------    ------------
Equity transactions:
  Contract purchase payments...       758,166      19,138,713           49,417       5,831,169
     Transfers from fixed &
       other subaccounts.......     6,012,844      38,359,068      101,979,000     235,287,636
     Withdrawals, surrenders &
       contract charges (note
       5)......................    (2,471,395)     (3,020,558)        (367,618)     (1,532,918)
     Annuity & death benefit
       payments................    (1,133,762)     (1,190,027)        (185,398)       (145,884)
     Transfers to fixed & other
       subaccounts.............   (12,675,617)    (14,796,182)    (102,653,933)   (236,147,101)
                                 ------------    ------------    -------------    ------------
       Net equity
          transactions.........    (9,509,764)     38,491,014       (1,178,532)      3,292,902
                                 ------------    ------------    -------------    ------------
          Net change in
            contract owners'
            equity.............   (26,670,262)     24,586,389       (3,455,224)      2,853,207
Contract owners' equity:
  Beginning of period..........    70,450,870      45,864,481       10,778,098       7,924,891
                                 ------------    ------------    -------------    ------------
  End of period................  $ 43,780,608    $ 70,450,870    $   7,322,874    $ 10,778,098
                                 ============    ============    =============    ============
Change in units:
  Beginning units..............     5,336,226       2,891,447          724,396         446,485
                                 ------------    ------------    -------------    ------------
  Units purchased..............       523,313       3,394,443        6,649,842      12,430,720
  Units redeemed...............    (1,380,913)       (949,664)      (6,728,500)    (12,152,809)
                                 ------------    ------------    -------------    ------------
  Ending units.................     4,478,626       5,336,226          645,738         724,396
                                 ============    ============    =============    ============

                                           JANUS ASPEN SERIES INSTITUTIONAL SHARES
                                 ------------------------------------------------------------
                                       WORLDWIDE GROWTH                    BALANCED
                                          SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------    ---------------------------
                                     2001            2000             2001           2000
                                 ------------    -------------    ------------    -----------
Investment activity:
  Net investment activity......  $   (315,492)   $     401,143    $    765,939    $ 2,832,356
  Reinvested capital gains.....             0        3,406,443               0      3,703,482
  Realized gain (loss).........    (9,443,536)       1,580,877      (1,174,927)       (78,505)
  Unrealized gain (loss).......    (1,204,789)     (15,243,817)     (3,623,852)    (8,963,700)
                                 ------------    -------------    ------------    -----------
     Net increase (decrease) in
       contract owners' equity
       from operations.........   (10,963,817)      (9,855,354)     (4,032,840)    (2,506,367)
                                 ------------    -------------    ------------    -----------
Equity transactions:
  Contract purchase payments...       744,765       12,881,383         693,403     12,096,403
     Transfers from fixed &
       other subaccounts.......    33,684,388      132,850,819       9,194,592     29,230,971
     Withdrawals, surrenders &
       contract charges (note
       5)......................    (1,519,612)      (4,485,147)     (2,921,342)    (2,233,579)
     Annuity & death benefit
       payments................      (626,936)        (706,595)     (1,590,719)    (1,188,821)
     Transfers to fixed & other
       subaccounts.............   (37,469,836)    (116,889,634)    (10,851,138)    (9,733,844)
                                 ------------    -------------    ------------    -----------
       Net equity
          transactions.........    (5,187,231)      23,650,826      (5,475,204)    28,171,130
                                 ------------    -------------    ------------    -----------
          Net change in
            contract owners'
            equity.............   (16,151,048)      13,795,472      (9,508,044)    25,664,763
Contract owners' equity:
  Beginning of period..........    47,352,284       33,556,812      66,163,332     40,498,569
                                 ------------    -------------    ------------    -----------
  End of period................  $ 31,201,236    $  47,352,284    $ 56,655,288    $66,163,332
                                 ============    =============    ============    ===========
Change in units:
  Beginning units..............     3,501,295        2,001,634       4,880,582      2,808,449
                                 ------------    -------------    ------------    -----------
  Units purchased..............     2,735,947        8,192,147         697,351      2,716,969
  Units redeemed...............    (3,207,108)      (6,692,486)     (1,133,048)      (644,836)
                                 ------------    -------------    ------------    -----------
  Ending units.................     3,030,134        3,501,295       4,444,885      4,880,582
                                 ============    =============    ============    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                        SALOMON BROTHERS VARIABLE SERIES
                                               ----------------------------------------------------------------------------------
                                                        CAPITAL                    TOTAL RETURN                 INVESTORS
                                                       SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                               --------------------------    ------------------------    ------------------------
                                                  2001           2000           2001          2000          2001          2000
                                               -----------    -----------    ----------    ----------    ----------    ----------
Investment activity:
  Net investment activity....................  $    (6,759)   $   (10,271)   $   54,948    $   38,213    $   (3,126)   $   (1,559)
  Reinvested capital gains...................       57,060        131,101             0             0        26,132        30,749
  Realized gain (loss).......................      (21,114)       107,132        (4,864)          535       (16,682)        6,964
  Unrealized gain (loss).....................       35,257          7,364       (87,215)       64,979      (149,673)       52,470
                                               -----------    -----------    ----------    ----------    ----------    ----------
     Net increase (decrease) in contract
      owners' equity from operations.........       64,444        235,326       (37,131)      103,727      (143,349)       88,624
                                               -----------    -----------    ----------    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments.................    1,196,883        504,449       850,417       306,061       901,131       346,775
     Transfers from fixed & other
      subaccounts............................    7,220,666      1,791,619     2,879,469       401,804     3,082,003       431,417
     Withdrawals, surrenders & contract
      charges (note 5).......................     (152,625)       (90,881)     (111,125)      (38,164)      (73,212)      (33,341)
     Annuity & death benefit payments........      (68,288)       (37,814)      (91,111)      (44,994)      (52,735)       (6,477)
     Transfers to fixed & other
      subaccounts............................   (1,392,785)    (1,024,538)     (726,377)     (200,238)     (427,099)     (205,325)
                                               -----------    -----------    ----------    ----------    ----------    ----------
       Net equity transactions...............    6,803,851      1,142,835     2,801,273       424,469     3,430,088       533,049
                                               -----------    -----------    ----------    ----------    ----------    ----------
          Net change in contract owners'
             equity..........................    6,868,295      1,378,161     2,764,142       528,196     3,286,739       621,673
Contract owners' equity:
  Beginning of period........................    2,488,011      1,109,850     1,951,682     1,423,486     1,073,629       451,956
                                               -----------    -----------    ----------    ----------    ----------    ----------
  End of period..............................  $ 9,356,306    $ 2,488,011    $4,715,824    $1,951,682    $4,360,368    $1,073,629
                                               ===========    ===========    ==========    ==========    ==========    ==========
Change in units:
  Beginning units............................      165,932         86,325       183,999       142,915        84,528        40,460
                                               -----------    -----------    ----------    ----------    ----------    ----------
  Units purchased............................      522,857        134,969       347,362        67,839       317,759        54,580
  Units redeemed.............................      (77,328)       (55,362)      (76,707)      (26,755)      (38,822)      (10,512)
                                               -----------    -----------    ----------    ----------    ----------    ----------
  Ending units...............................      611,461        165,932       454,654       183,999       363,465        84,528
                                               ===========    ===========    ==========    ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                      STRONG VARIABLE ANNUITY FUNDS
                                         ----------------------------------------------------------------------------------------
                                               OPPORTUNITY II              MULTI CAP VALUE II             MID-CAP GROWTH II
                                                 SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                         --------------------------    --------------------------    ----------------------------
                                            2001           2000           2001           2000            2001            2000
                                         -----------    -----------    -----------    -----------    ------------    ------------
Investment activity:
  Net investment activity..............  $  (115,600)   $   (59,974)   $   (40,509)   $   (11,616)   $   (536,320)   $   (438,337)
  Reinvested capital gains.............    3,002,842      1,225,412            842              0               0       3,422,543
  Realized gain (loss).................     (220,625)       194,089         68,568         (8,092)     (2,736,968)        285,399
  Unrealized gain (loss)...............   (3,309,636)    (1,073,984)        51,026         77,761     (13,294,504)    (13,115,539)
                                         -----------    -----------    -----------    -----------    ------------    ------------
     Net increase (decrease) in
       contract owners' equity
       from operations.................     (643,019)       285,543         79,927         58,053     (16,567,792)     (9,845,934)
                                         -----------    -----------    -----------    -----------    ------------    ------------
Equity transactions:
  Contract purchase payments...........    4,857,320      3,615,094         97,699        476,381       3,894,872      22,704,224
     Transfers from fixed & other
       subaccounts.....................   10,046,880     11,376,253      2,697,358      2,642,842      14,764,387      27,709,170
     Withdrawals, surrenders & contract
       charges (note 5)................     (241,197)      (835,241)      (213,957)      (209,442)     (1,686,374)     (1,303,294)
     Annuity & death benefit
       payments........................     (200,206)       (77,726)      (111,315)       (16,143)       (813,411)       (353,344)
     Transfers to fixed & other
       subaccounts.....................   (3,394,223)    (7,065,909)    (2,282,553)    (1,123,920)     (9,778,205)     (7,847,483)
                                         -----------    -----------    -----------    -----------    ------------    ------------
       Net equity transactions.........   11,068,574      7,012,471        187,232      1,769,718       6,381,269      40,909,273
                                         -----------    -----------    -----------    -----------    ------------    ------------
          Net change in contract
            owners' equity.............   10,425,555      7,298,014        267,159      1,827,771     (10,186,523)     31,063,339
Contract owners' equity:
  Beginning of period..................   10,217,341      2,919,327      2,353,263        525,492      46,394,987      15,331,648
                                         -----------    -----------    -----------    -----------    ------------    ------------
  End of period........................  $20,642,896    $10,217,341    $ 2,620,422    $ 2,353,263    $ 36,208,464    $ 46,394,987
                                         ===========    ===========    ===========    ===========    ============    ============
  Change in units:
     Beginning units...................      773,213        229,817        237,468         58,019       2,721,469         723,964
                                         -----------    -----------    -----------    -----------    ------------    ------------
     Units purchased...................    1,132,014      1,128,889        251,515        290,835       1,192,996       2,279,949
     Units redeemed....................     (265,273)      (585,493)      (228,982)      (111,386)       (871,809)       (282,444)
                                         -----------    -----------    -----------    -----------    ------------    ------------
     Ending units......................    1,639,954        773,213        260,001        237,468       3,042,656       2,721,469
                                         ===========    ===========    ===========    ===========    ============    ============

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                          MORGAN STANLEY UNIVERSAL FUNDS
                                              ------------------------------------------------------
                                                    FIXED INCOME                US REAL ESTATE
                                                     SUBACCOUNT                   SUBACCOUNT
                                              -------------------------    -------------------------
                                                 2001           2000          2001           2000
                                              -----------    ----------    -----------    ----------
Investment activity:
  Net investment activity...................  $   126,939    $  252,850    $    29,294    $   22,437
  Reinvested capital gains..................       75,960             0         17,828        12,387
  Realized gain (loss)......................       74,706        (4,319)       249,122        68,082
  Unrealized gain (loss)....................      119,312       224,560       (117,742)      329,647
                                              -----------    ----------    -----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations.......      396,917       473,091        178,502       432,553
                                              -----------    ----------    -----------    ----------
Equity transactions:
  Contract purchase payments................       55,166       180,301         24,802       159,682
     Transfers from fixed & other
       subaccounts..........................      672,691     1,829,147      1,167,156     2,372,216
     Withdrawals, surrenders & contract
       charges (note 5).....................     (209,767)     (250,458)      (148,077)      (27,646)
     Annuity & death benefit payments.......     (201,239)      (89,507)       (10,716)       (5,345)
     Transfers to fixed & other
       subaccounts..........................   (1,193,124)     (925,795)    (2,127,915)     (893,485)
                                              -----------    ----------    -----------    ----------
       Net equity transactions..............     (876,273)      743,688     (1,094,750)    1,605,422
                                              -----------    ----------    -----------    ----------
          Net change in contract owners'
            equity..........................     (479,356)    1,216,779       (916,248)    2,037,975
Contract owners' equity:
  Beginning of period.......................    5,400,409     4,183,630      2,480,784       442,809
                                              -----------    ----------    -----------    ----------
  End of period.............................  $ 4,921,053    $5,400,409    $ 1,564,536    $2,480,784
                                              ===========    ==========    ===========    ==========
Change in units:
  Beginning units...........................      485,588       412,319        215,783        50,270
                                              -----------    ----------    -----------    ----------
  Units purchased...........................       42,657       165,300         81,050       227,463
  Units redeemed............................     (118,007)      (92,031)      (170,471)      (61,950)
                                              -----------    ----------    -----------    ----------
  Ending units..............................      410,238       485,588        126,362       215,783
                                              ===========    ==========    ===========    ==========

                                                         MORGAN STANLEY UNIVERSAL FUNDS
                                              ----------------------------------------------------
                                                       VALUE                EMERGING MARKET DEBT
                                                     SUBACCOUNT                  SUBACCOUNT
                                              ------------------------    ------------------------
                                                 2001          2000          2001          2000
                                              ----------    ----------    ----------    ----------
Investment activity:
  Net investment activity...................  $   (5,398)   $   (2,863)    $ 15,183      $ 26,292
  Reinvested capital gains..................      53,338        16,951            0             0
  Realized gain (loss)......................      28,330        (9,243)       1,471         3,996
  Unrealized gain (loss)....................     (64,403)      236,757        2,863        (9,816)
                                              ----------    ----------     --------      --------
     Net increase (decrease) in contract
       owners' equity from operations.......      11,867       241,602       19,517        20,472
                                              ----------    ----------     --------      --------
Equity transactions:
  Contract purchase payments................       3,632        78,380          317        16,615
     Transfers from fixed & other
       subaccounts..........................     268,835       503,814       32,665       165,745
     Withdrawals, surrenders & contract
       charges (note 5).....................     (41,890)     (107,778)     (18,463)      (25,953)
     Annuity & death benefit payments.......     (15,938)       (4,763)      (4,191)       (5,635)
     Transfers to fixed & other
       subaccounts..........................    (241,046)     (332,236)    (106,621)      (65,526)
                                              ----------    ----------     --------      --------
       Net equity transactions..............     (26,407)      137,417      (96,293)       85,246
                                              ----------    ----------     --------      --------
          Net change in contract owners'
            equity..........................     (14,540)      379,019      (76,776)      105,718
Contract owners' equity:
  Beginning of period.......................   1,283,022       904,003      285,743       180,025
                                              ----------    ----------     --------      --------
  End of period.............................  $1,268,482    $1,283,022     $208,967      $285,743
                                              ==========    ==========     ========      ========
Change in units:
  Beginning units...........................     121,960       106,008       30,222        20,946
                                              ----------    ----------     --------      --------
  Units purchased...........................      17,342        52,831        3,329        15,690
  Units redeemed............................     (19,779)      (36,879)     (13,211)       (6,414)
                                              ----------    ----------     --------      --------
  Ending units..............................     119,523       121,960       20,340        30,222
                                              ==========    ==========     ========      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                                           GOLDMAN SACHS
                                         ----------------------------------------------------------------------------------
                                           VIT GROWTH & INCOME           VIT CORE US EQUITY           VIT GLOBAL INCOME
                                                SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                         ------------------------    --------------------------    ------------------------
                                            2001          2000          2001           2000           2001          2000
                                         ----------    ----------    -----------    -----------    ----------    ----------
Investment activity:
  Net investment activity..............  $  (35,337)   $  (31,340)   $   (65,757)   $   (43,793)   $  103,319    $  122,727
  Reinvested capital gains.............           0             0              0         41,914             0             0
  Realized gain (loss).................     (73,591)       (3,073)      (221,421)        88,807         2,314        (2,815)
  Unrealized gain (loss)...............    (357,248)     (207,268)      (828,515)      (887,099)      (37,572)      (30,690)
                                         ----------    ----------    -----------    -----------    ----------    ----------
     Net increase (decrease) in
       contract owners' equity from
       operations......................    (466,176)     (241,681)    (1,115,693)      (800,171)       68,061        89,222
                                         ----------    ----------    -----------    -----------    ----------    ----------
Equity transactions:
  Contract purchase payments...........     641,178       999,077        581,732      2,951,217       821,160       828,477
     Transfers from fixed & other
       subaccounts.....................   2,308,454     1,750,933      3,450,599      3,180,852     2,017,621       628,508
     Withdrawals, surrenders & contract
       charges (note 5)................    (104,500)     (213,431)      (278,059)      (225,395)      (93,861)      (55,427)
     Annuity & death benefit
       payments........................     (97,464)      (67,966)      (236,726)      (105,505)      (70,933)       (9,586)
     Transfers to fixed & other
       subaccounts.....................    (952,660)     (716,896)    (1,699,268)    (2,260,665)     (507,008)     (698,069)
                                         ----------    ----------    -----------    -----------    ----------    ----------
       Net equity transactions.........   1,795,008     1,751,717      1,818,278      3,540,504     2,166,979       693,903
                                         ----------    ----------    -----------    -----------    ----------    ----------
          Net change in contract
            owners' equity.............   1,328,832     1,510,036        702,585      2,740,333     2,235,040       783,125
Contract owners' equity:
  Beginning of period..................   4,280,480     2,770,444      7,561,468      4,821,135     1,545,958       762,833
                                         ----------    ----------    -----------    -----------    ----------    ----------
  End of period........................  $5,609,312    $4,280,480    $ 8,264,053    $ 7,561,468    $3,780,998    $1,545,958
                                         ==========    ==========    ===========    ===========    ==========    ==========
Change in units:
  Beginning units......................     490,425       300,308        683,626        387,003       139,192        73,881
                                         ----------    ----------    -----------    -----------    ----------    ----------
  Units purchased......................     338,978       270,168        344,486        459,426       238,746       129,182
  Units redeemed.......................    (110,439)      (80,051)      (170,212)      (162,803)      (48,872)      (63,871)
                                         ----------    ----------    -----------    -----------    ----------    ----------
  Ending units.........................     718,964       490,425        857,900        683,626       329,066       139,192
                                         ==========    ==========    ===========    ===========    ==========    ==========

                                               GOLDMAN SACHS
                                         --------------------------
                                             VIT CAPITAL GROWTH
                                                 SUBACCOUNT
                                         --------------------------
                                            2001           2000
                                         -----------    -----------
Investment activity:
  Net investment activity..............  $   (79,102)   $   (75,933)
  Reinvested capital gains.............       22,518        380,661
  Realized gain (loss).................     (373,155)       145,890
  Unrealized gain (loss)...............     (775,076)    (1,022,597)
                                         -----------    -----------
     Net increase (decrease) in
       contract owners' equity from
       operations......................   (1,204,815)      (571,979)
                                         -----------    -----------
Equity transactions:
  Contract purchase payments...........      451,781      2,238,761
     Transfers from fixed & other
       subaccounts.....................    3,712,202      2,512,848
     Withdrawals, surrenders & contract
       charges (note 5)................     (262,536)      (117,643)
     Annuity & death benefit
       payments........................     (209,060)       (56,171)
     Transfers to fixed & other
       subaccounts.....................   (2,225,593)    (1,998,455)
                                         -----------    -----------
       Net equity transactions.........    1,466,794      2,579,340
                                         -----------    -----------
          Net change in contract
            owners' equity.............      261,979      2,007,361
Contract owners' equity:
  Beginning of period..................    6,471,840      4,464,479
                                         -----------    -----------
  End of period........................  $ 6,733,819    $ 6,471,840
                                         ===========    ===========
Change in units:
  Beginning units......................      511,781        317,628
                                         -----------    -----------
  Units purchased......................      377,909        323,697
  Units redeemed.......................     (258,042)      (129,544)
                                         -----------    -----------
  Ending units.........................      631,648        511,781
                                         ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                          LAZARD RETIREMENT FUNDS                     PRUDENTIAL SERIES
                                           -----------------------------------------------------    ----------------------
                                                EMERGING MARKET                SMALL CAP               20/20 FOCUS CL 2
                                                  SUBACCOUNT                   SUBACCOUNT                 SUBACCOUNT
                                           -------------------------    ------------------------    ----------------------
                                              2001           2000          2001          2000          2001       2000(b)
                                           -----------    ----------    -----------    ---------    ----------    --------
Investment activity:
  Net investment activity................  $   (17,155)   $  (23,431)   $   (50,783)   $  (5,121)   $   (8,032)   $ (3,345)
  Reinvested capital gains...............            0        77,417        457,980        8,024         9,839       5,833
  Realized gain (loss)...................     (544,150)      (15,703)        28,781       10,481       (13,013)       (914)
  Unrealized gain (loss).................      435,949      (771,637)       496,624       80,821       (13,336)    (11,599)
                                           -----------    ----------    -----------    ---------    ----------    --------
     Net increase (decrease) in contract
       owners' equity from operations....     (125,356)     (733,354)       932,602       94,205       (24,542)    (10,025)
                                           -----------    ----------    -----------    ---------    ----------    --------
Equity transactions:
  Contract purchase payments.............      268,052       631,825        989,720      378,536       140,375     246,743
     Transfers from fixed & other
       subaccounts.......................    4,791,654       792,218      8,752,512      672,870       630,605     411,659
     Withdrawals, surrenders & contract
       charges (note 5)..................     (203,455)     (138,185)      (162,596)      (2,168)      (22,512)    (24,555)
     Annuity & death benefit payments....      (47,628)       (9,993)       (34,610)     (49,735)      (20,074)     (4,029)
     Transfers to fixed & other
       subaccounts.......................   (4,775,527)     (435,450)    (2,771,582)    (261,402)     (210,567)    (70,529)
                                           -----------    ----------    -----------    ---------    ----------    --------
       Net equity transactions...........       33,096       840,415      6,773,444      738,101       517,827     559,289
                                           -----------    ----------    -----------    ---------    ----------    --------
          Net change in contract owners'
            equity.......................      (92,260)      107,061      7,706,046      832,306       493,285     549,264
Contract owners' equity:
  Beginning of period....................    1,897,916     1,790,855        969,246      136,940       549,264           0
                                           -----------    ----------    -----------    ---------    ----------    --------
  End of period..........................  $ 1,805,656    $1,897,916    $ 8,675,292    $ 969,246    $1,042,549    $549,264
                                           ===========    ==========    ===========    =========    ==========    ========
Change in units:
  Beginning units........................      227,074       149,298         84,328       14,486        56,482           0
                                           -----------    ----------    -----------    ---------    ----------    --------
  Units purchased........................      483,317       118,790        760,686       91,492        73,292      64,671
  Units redeemed.........................     (480,332)      (41,014)      (197,836)     (21,650)      (19,632)     (8,189)
                                           -----------    ----------    -----------    ---------    ----------    --------
  Ending units...........................      230,059       227,074        647,178       84,328       110,142      56,482
                                           ===========    ==========    ===========    =========    ==========    ========

                                               PRUDENTIAL SERIES
                                           --------------------------
                                                 JENNISON CL 2
                                                   SUBACCOUNT
                                           --------------------------
                                              2001          2000(b)
                                           -----------    -----------
Investment activity:
  Net investment activity................  $   (61,011)   $   (18,980)
  Reinvested capital gains...............       36,255        442,620
  Realized gain (loss)...................     (427,918)       (14,031)
  Unrealized gain (loss).................     (415,917)    (1,089,021)
                                           -----------    -----------
     Net increase (decrease) in contract
       owners' equity from operations....     (868,591)      (679,412)
                                           -----------    -----------
Equity transactions:
  Contract purchase payments.............      698,694      2,728,263
     Transfers from fixed & other
       subaccounts.......................    4,064,032      2,210,698
     Withdrawals, surrenders & contract
       charges (note 5)..................      (92,833)       (40,525)
     Annuity & death benefit payments....     (102,499)       (13,731)
     Transfers to fixed & other
       subaccounts.......................   (1,780,764)      (450,558)
                                           -----------    -----------
       Net equity transactions...........    2,786,630      4,434,147
                                           -----------    -----------
          Net change in contract owners'
            equity.......................    1,918,039      3,754,735
Contract owners' equity:
  Beginning of period....................    3,754,735              0
                                           -----------    -----------
  End of period..........................  $ 5,672,774    $ 3,754,735
                                           ===========    ===========
Change in units:
  Beginning units........................      438,069              0
                                           -----------    -----------
  Units purchased........................      591,634        465,697
  Units redeemed.........................     (205,255)       (27,628)
                                           -----------    -----------
  Ending units...........................      824,448        438,069
                                           ===========    ===========

(b) Period from January 4, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                        BRINSON SERIES TRUST MUTUAL FUNDS
                                               ---------------------------------------------------
                                                  STRATEGIC INCOME            GROWTH & INCOME
                                                SUBACCOUNT (NOTE 7)         SUBACCOUNT (NOTE 7)
                                               ----------------------    -------------------------
                                                 2001         2000          2001           2000
                                               ---------    ---------    -----------    ----------
Investment activity:
  Net investment activity....................  $  23,420    $  20,032    $    (2,703)   $  (11,629)
  Reinvested capital gains...................          0            0        534,613        51,520
  Realized gain (loss).......................    (74,602)      (3,275)      (735,085)        3,985
  Unrealized gain (loss).....................     22,770      (16,137)        58,138      (107,592)
                                               ---------    ---------    -----------    ----------
     Net increase (decrease) in contract
       owners' equity from operations........    (28,412)         620       (145,037)      (63,716)
                                               ---------    ---------    -----------    ----------
Equity transactions:
  Contract purchase payments.................        350       71,191        513,338       435,112
     Transfers from fixed & other
       subaccounts...........................    168,007      589,321      1,198,590       701,068
     Withdrawals, surrenders & contract
       charges (note 5)......................     (7,417)      (3,909)      (238,616)      (21,089)
     Annuity & death benefit payments........     (5,199)     (37,149)       (31,898)      (15,171)
     Transfers to fixed & other
       subaccounts...........................   (714,456)    (158,853)    (2,816,769)     (125,700)
                                               ---------    ---------    -----------    ----------
       Net equity transactions...............   (558,715)     460,601     (1,375,355)      974,220
                                               ---------    ---------    -----------    ----------
          Net change in contract owners'
            equity...........................   (587,127)     461,221     (1,520,392)      910,504
Contract owners' equity:
  Beginning of period........................    587,127      125,906      1,520,392       609,888
                                               ---------    ---------    -----------    ----------
  End of period..............................  $       0    $ 587,127    $         0    $1,520,392
                                               =========    =========    ===========    ==========
Change in units:
  Beginning units............................     59,121       12,613        154,038        58,032
                                               ---------    ---------    -----------    ----------
  Units purchased............................     22,719       64,281        159,944       105,372
  Units redeemed.............................    (81,840)     (17,773)      (313,982)       (9,366)
                                               ---------    ---------    -----------    ----------
  Ending units...............................          0       59,121              0       154,038
                                               =========    =========    ===========    ==========

                                                        BRINSON SERIES TRUST MUTUAL FUNDS
                                               ---------------------------------------------------
                                                  TACTICAL ALLOCATION             SMALL CAP
                                                      SUBACCOUNT             SUBACCOUNT (NOTE 7)
                                               -------------------------    ----------------------
                                                  2001           2000         2001         2000
                                               -----------    ----------    ---------    ---------
Investment activity:
  Net investment activity....................  $    29,546    $  (66,382)   $  (5,730)   $  (5,478)
  Reinvested capital gains...................      435,828        70,470            0      108,114
  Realized gain (loss).......................     (189,647)         (901)    (122,786)       4,213
  Unrealized gain (loss).....................   (1,513,664)     (222,473)      67,101      (70,731)
                                               -----------    ----------    ---------    ---------
     Net increase (decrease) in contract
       owners' equity from operations........   (1,237,937)     (219,286)     (61,415)      36,118
                                               -----------    ----------    ---------    ---------
Equity transactions:
  Contract purchase payments.................    1,622,711     2,304,021        1,093      215,050
     Transfers from fixed & other
       subaccounts...........................    6,423,435     4,056,522       74,275      337,163
     Withdrawals, surrenders & contract
       charges (note 5)......................     (217,015)      (85,750)           0      (10,915)
     Annuity & death benefit payments........     (218,986)      (58,151)     (61,749)        (620)
     Transfers to fixed & other
       subaccounts...........................   (1,984,358)     (761,601)    (526,265)    (131,524)
                                               -----------    ----------    ---------    ---------
       Net equity transactions...............    5,625,787     5,455,041     (512,646)     409,154
                                               -----------    ----------    ---------    ---------
          Net change in contract owners'
            equity...........................    4,387,850     5,235,755     (574,061)     445,272
Contract owners' equity:
  Beginning of period........................    7,405,172     2,169,417      574,061      128,789
                                               -----------    ----------    ---------    ---------
  End of period..............................  $11,793,022    $7,405,172    $       0    $ 574,061
                                               ===========    ==========    =========    =========
Change in units:
  Beginning units............................      732,729       207,238       47,240       11,936
                                               -----------    ----------    ---------    ---------
  Units purchased............................      836,502       581,434        6,073       36,616
  Units redeemed.............................     (216,673)      (55,943)     (53,313)      (1,312)
                                               -----------    ----------    ---------    ---------
  Ending units...............................    1,352,558       732,729            0       47,240
                                               ===========    ==========    =========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                    PBHG                                   FIDELITY INVESTMENTS
                                         --------------------------    ------------------------------------------------------------
                                                TECH & COMM            VIP SERVICE CL 2 MID CAP III     VIP SERVICE CL 2 CONTRA II
                                                 SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                         --------------------------    -----------------------------    ---------------------------
                                            2001          2000(c)          2001           2000(c)           2001          2000(c)
                                         -----------    -----------    -------------    ------------    ------------    -----------
Investment activity:
  Net investment activity..............  $   (56,122)   $   (28,400)    $  (179,873)     $     (280)    $   (56,690)    $  (11,702)
  Reinvested capital gains.............    2,364,108        280,929               0               0          99,606              0
  Realized gain (loss).................   (1,219,850)      (324,005)        (57,087)         (3,691)           (783)         1,476
  Unrealized gain (loss)...............   (4,567,278)    (3,963,168)        256,611         250,695        (530,967)      (141,282)
                                         -----------    -----------     -----------      ----------     -----------     ----------
     Net increase (decrease) in
       contract owners' equity from
       operations......................   (3,479,142)    (4,034,644)         19,651         246,724        (488,834)      (151,508)
                                         -----------    -----------     -----------      ----------     -----------     ----------
Equity transactions:
  Contract purchase payments...........    1,049,375      3,238,968       3,829,904       3,791,942       2,816,610      2,364,099
     Transfers from fixed & other
       subaccounts.....................    4,619,046      7,471,803      12,627,686       5,041,018       6,461,552      1,252,690
     Withdrawals, surrenders & contract
       charges (note 5)................     (230,636)       (19,224)       (387,314)        (31,525)        (78,694)        (6,171)
       Annuity & death benefit
          payments.....................     (212,138)       (20,266)       (917,910)        (19,672)       (633,737)        (4,108)
       Transfers to fixed & other
          subaccounts..................   (1,911,649)    (1,695,859)     (3,558,359)       (634,166)       (751,939)      (181,852)
                                         -----------    -----------     -----------      ----------     -----------     ----------
          Net equity transactions......    3,313,998      8,975,422      11,594,007       8,147,597       7,813,792      3,424,658
                                         -----------    -----------     -----------      ----------     -----------     ----------
            Net change in contract
               owners' equity..........     (165,144)     4,940,778      11,613,658       8,394,321       7,324,958      3,273,150
Contract owners' equity:
  Beginning of period..................    4,940,778              0       8,394,321               0       3,273,150              0
                                         -----------    -----------     -----------      ----------     -----------     ----------
  End of period........................  $ 4,775,634    $ 4,940,778     $20,007,979      $8,394,321     $10,598,108     $3,273,150
                                         ===========    ===========     ===========      ==========     ===========     ==========
Change in units:
  Beginning units......................      925,830              0         752,919               0         354,632              0
                                         -----------    -----------     -----------      ----------     -----------     ----------
  Units purchased......................    1,528,660      1,087,267       1,507,017         772,783       1,106,381        356,953
  Units redeemed.......................     (551,933)      (161,437)       (375,779)        (19,864)       (141,976)        (2,321)
                                         -----------    -----------     -----------      ----------     -----------     ----------
  Ending units.........................    1,902,557        925,830       1,884,157         752,919       1,319,037        354,632
                                         ===========    ===========     ===========      ==========     ===========     ==========

                                            FIDELITY INVESTMENTS
                                         --------------------------
                                          VIP SERVICE CL 2 GROWTH
                                                 SUBACCOUNT
                                         --------------------------
                                            2001          2000(c)
                                         -----------    -----------
Investment activity:
  Net investment activity..............  $  (223,958)   $   (40,602)
  Reinvested capital gains.............    1,008,188              0
  Realized gain (loss).................     (480,327)        (7,454)
  Unrealized gain (loss)...............   (3,636,840)    (1,438,249)
                                         -----------    -----------
     Net increase (decrease) in
       contract owners' equity from
       operations......................   (3,332,937)    (1,486,305)
                                         -----------    -----------
Equity transactions:
  Contract purchase payments...........    4,086,057     11,206,667
     Transfers from fixed & other
       subaccounts.....................    9,747,526      4,758,393
     Withdrawals, surrenders & contract
       charges (note 5)................     (393,109)       (52,670)
       Annuity & death benefit
          payments.....................   (1,523,410)       (31,454)
       Transfers to fixed & other
          subaccounts..................   (3,424,125)      (624,598)
                                         -----------    -----------
          Net equity transactions......    8,492,939     15,256,338
                                         -----------    -----------
            Net change in contract
               owners' equity..........    5,160,002     13,770,033
Contract owners' equity:
  Beginning of period..................   13,770,033              0
                                         -----------    -----------
  End of period........................  $18,930,035    $13,770,033
                                         ===========    ===========
Change in units:
  Beginning units......................    1,628,607              0
                                         -----------    -----------
  Units purchased......................    1,793,732      1,652,849
  Units redeemed.......................     (659,043)       (24,242)
                                         -----------    -----------
  Ending units.........................    2,763,296      1,628,607
                                         ===========    ===========

---------------

(c) Period from May 1, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                       JANUS ASPEN SERIES SERVICE SHARES
                                   --------------------------------------------------------------------------
                                             GROWTH                     WORLDWIDE GROWTH           BALANCED
                                           SUBACCOUNT                      SUBACCOUNT             SUBACCOUNT
                                   ---------------------------    ----------------------------    -----------
                                       2001          2000(c)          2001           2000(c)         2001
                                   ------------    -----------    -------------    -----------    -----------
Investment activity:
  Net investment activity........  $   (457,250)   $    50,081    $    (312,068)   $    25,167    $   274,074
  Reinvested capital gains.......        69,998        546,350                0        504,325              0
  Realized gain (loss)...........      (857,581)        (8,108)     (10,660,323)      (488,416)       (79,548)
  Unrealized gain (loss).........    (9,201,389)    (5,339,874)       4,141,128     (3,305,094)    (2,505,125)
                                   ------------    -----------    -------------    -----------    -----------
     Net increase (decrease) in
       contract owners' equity
       from operations...........   (10,446,222)    (4,751,551)      (6,831,263)    (3,264,018)    (2,310,599)
                                   ------------    -----------    -------------    -----------    -----------
Equity transactions:
  Contract purchase payments.....     5,467,819     22,332,079        6,907,747     17,320,852      8,157,561
     Transfers from fixed & other
       subaccounts...............    19,047,086     13,974,941      291,877,819     18,869,026     33,679,122
     Withdrawals, surrenders &
       contract charges (note
       5)........................    (1,170,844)      (228,855)        (729,830)      (157,484)    (1,109,826)
     Annuity & death benefit
       payments..................      (729,514)      (150,365)        (535,774)      (110,709)    (1,082,440)
     Transfers to fixed & other
       subaccounts...............    (6,637,125)    (2,072,087)    (278,296,872)    (9,630,740)    (6,972,828)
                                   ------------    -----------    -------------    -----------    -----------
       Net equity transactions...    15,977,422     33,855,713       19,223,090     26,290,945     32,671,589
                                   ------------    -----------    -------------    -----------    -----------
          Net change in contract
            owners' equity.......     5,531,200     29,104,162       12,391,827     23,026,927     30,360,990
Contract owners' equity:
  Beginning of period............    29,104,162              0       23,026,927              0     27,448,421
                                   ------------    -----------    -------------    -----------    -----------
  End of period..................  $ 34,635,362    $29,104,162    $  35,418,754    $23,026,927    $57,809,411
                                   ============    ===========    =============    ===========    ===========
Change in units:
  Beginning units................     3,602,531              0        2,883,692              0      2,822,715
                                   ------------    -----------    -------------    -----------    -----------
  Units purchased................     3,254,992      3,718,204       31,837,145      3,772,339      4,266,962
  Units redeemed.................    (1,071,157)      (115,673)     (28,909,451)      (888,647)      (751,654)
                                   ------------    -----------    -------------    -----------    -----------
  Ending units...................     5,786,366      3,602,531        5,811,386      2,883,692      6,338,023
                                   ============    ===========    =============    ===========    ===========

                                        JANUS ASPEN SERIES SERVICE SHARES
                                   --------------------------------------------
                                    BALANCED          INTERNATIONAL GROWTH
                                   SUBACCOUNT              SUBACCOUNT
                                   -----------    -----------------------------
                                     2000(c)          2001           2000(c)
                                   -----------    -------------    ------------
Investment activity:
  Net investment activity........  $   254,682    $     (74,220)   $      9,889
  Reinvested capital gains.......      318,790                0         112,959
  Realized gain (loss)...........       (6,945)      (2,572,366)       (662,589)
  Unrealized gain (loss).........   (1,096,499)       1,070,180        (655,239)
                                   -----------    -------------    ------------
     Net increase (decrease) in
       contract owners' equity
       from operations...........     (529,972)      (1,576,406)     (1,194,980)
                                   -----------    -------------    ------------
Equity transactions:
  Contract purchase payments.....   16,885,946        2,278,785       6,163,587
     Transfers from fixed & other
       subaccounts...............   14,201,936      294,530,756      44,659,966
     Withdrawals, surrenders &
       contract charges (note
       5)........................     (211,380)        (353,826)        (71,112)
     Annuity & death benefit
       payments..................     (182,651)        (130,071)        (20,044)
     Transfers to fixed & other
       subaccounts...............   (2,715,458)    (287,692,425)    (41,640,132)
                                   -----------    -------------    ------------
       Net equity transactions...   27,978,393        8,633,219       9,092,265
                                   -----------    -------------    ------------
          Net change in contract
            owners' equity.......   27,448,421        7,056,813       7,897,285
Contract owners' equity:
  Beginning of period............            0        7,897,285               0
                                   -----------    -------------    ------------
  End of period..................  $27,448,421    $  14,954,098    $  7,897,285
                                   ===========    =============    ============
Change in units:
  Beginning units................            0        1,002,095               0
                                   -----------    -------------    ------------
  Units purchased................    2,912,881       32,067,361       3,985,149
  Units redeemed.................      (90,166)     (30,556,249)     (2,983,054)
                                   -----------    -------------    ------------
  Ending units...................    2,822,715        2,513,207       1,002,095
                                   ===========    =============    ============

---------------

(c) Period from May 1, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                                       JP MORGAN SERIES TRUST II                 ALLIANCE CAPITAL (NOTE 7)
                                                 --------------------------------------    --------------------------------------
                                                                              MID CAP        GLOBAL        GROWTH
                                                      SMALL COMPANY            VALUE          BOND        & INCOME       QUASAR
                                                        SUBACCOUNT           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                 ------------------------    ----------    ----------    ----------    ----------
                                                    2001          2000        2001(e)       2001(d)       2001(d)       2001(d)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Net investment activity......................  $  (52,000)   $  (38,026)    $   (220)    $  (1,489)    $   (6,806)    $   (961)
  Reinvested capital gains.....................           0        79,825            0             0              0            0
  Realized gain (loss).........................     (32,218)       92,828          336          (987)          (346)        (594)
  Unrealized gain (loss).......................    (247,679)     (607,419)       7,502       (12,634)        65,537       41,628
                                                 ----------    ----------     --------     ---------     ----------     --------
     Net increase (decrease) in contract
      owners' equity from operations...........    (331,897)     (472,792)       7,618       (15,110)        58,385       40,073
                                                 ----------    ----------     --------     ---------     ----------     --------
Equity transactions:
  Contract purchase payments...................     382,976     1,061,633       17,304            70          1,954            0
     Transfers from fixed & other
      subaccounts..............................   1,860,339     1,356,989      197,240       690,030      2,845,095      372,150
     Withdrawals, surrenders & contract charges
      (note 5).................................     (87,950)     (102,400)           0             0         (1,233)           0
     Annuity & death benefit payments..........     (37,816)      (11,501)          (7)       (2,229)        (8,227)        (385)
     Transfers to fixed & other subaccounts....    (745,540)     (451,868)     (11,112)     (123,910)      (100,550)      (5,416)
                                                 ----------    ----------     --------     ---------     ----------     --------
       Net equity transactions.................   1,372,009     1,852,853      203,425       563,961      2,737,039      366,349
                                                 ----------    ----------     --------     ---------     ----------     --------
          Net change in contract owners'
             equity............................   1,040,112     1,380,061      211,043       548,851      2,795,424      406,422
Contract owners' equity:
  Beginning of period..........................   4,028,209     2,648,148            0             0              0            0
                                                 ----------    ----------     --------     ---------     ----------     --------
  End of period................................  $5,068,321    $4,028,209     $211,043     $ 548,851     $2,795,424     $406,422
                                                 ==========    ==========     ========     =========     ==========     ========
Change in units:
  Beginning units..............................     387,226       222,779            0             0              0            0
                                                 ----------    ----------     --------     ---------     ----------     --------
  Units purchased..............................     225,494       195,475       20,319        66,584        295,695       35,861
  Units redeemed...............................     (75,815)      (31,028)      (1,057)       (7,616)        (8,522)        (614)
                                                 ----------    ----------     --------     ---------     ----------     --------
  Ending units.................................     536,905       387,226       19,262        58,968        287,173       35,247
                                                 ==========    ==========     ========     =========     ==========     ========

---------------

(d) Period from October 26, 2001, date of commencement of operations.

(e) Period from November 1, 2001, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                            For the Two Periods Ended December 31, 2001 and 2000

                                               MFS INVESTMENT MANAGEMENT                              FIRST AMERICAN
                                  ----------------------------------------------------    ---------------------------------------
                                                                                                                        EQUITY
                                     NEW        INVESTORS      MID CAP        TOTAL              CORPORATE              INCOME
                                  DISCOVERY       GROWTH        GROWTH        RETURN                BOND              SUBACCOUNT
                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT           SUBACCOUNT            (NOTE 7)
                                  ----------    ----------    ----------    ----------    ------------------------    -----------
                                   2001(e)       2001(e)       2001(e)       2001(e)       2001(f)         2000         2001(g)
                                  ----------    ----------    ----------    ----------    ----------    ----------    -----------
Investment activity:
  Net investment activity.......   $   (247)     $   (170)     $   (157)     $   (710)    $   72,221    $   68,209    $   (10,772)
  Reinvested capital gains......          0             0             0             0              0             0              0
  Realized gain (loss)..........      1,230           104         1,049           (54)       (20,817)      (52,839)         2,059
  Unrealized gain (loss)........     10,744         2,443         5,419        10,347         30,553       102,170        362,989
                                   --------      --------      --------      --------     ----------    ----------    -----------
     Net increase (decrease) in
       contract owners' equity
       from operations..........     11,727         2,377         6,311         9,583         81,957       117,540        354,276
                                   --------      --------      --------      --------     ----------    ----------    -----------
Equity transactions:
  Contract purchase payments....     71,758        26,028        97,973       303,914        129,372        50,308         57,541
     Transfers from fixed &
       other subaccounts........    297,874       171,417       141,794       504,798      2,089,223       149,733     12,434,548
     Withdrawals, surrenders &
       contract charges (note
       5).......................          0             0           (82)       (1,872)       (51,791)      (71,083)       (65,334)
     Annuity & death benefit
       payments.................       (131)           (1)         (144)       (1,620)       (45,521)      (27,594)       (10,779)
     Transfers to fixed & other
       subaccounts..............          0             0             0             0       (776,562)     (214,979)        (7,862)
                                   --------      --------      --------      --------     ----------    ----------    -----------
       Net equity
          transactions..........    369,501       197,444       239,541       805,220      1,344,721      (113,615)    12,408,114
                                   --------      --------      --------      --------     ----------    ----------    -----------
          Net change in contract
            owners' equity......    381,228       199,821       245,852       814,803      1,426,678         3,925     12,762,390
Contract owners' equity:
  Beginning of period...........          0             0             0             0      1,251,708     1,247,783              0
                                   --------      --------      --------      --------     ----------    ----------    -----------
  End of period.................   $381,228      $199,821      $245,852      $814,803     $2,678,386    $1,251,708    $12,762,390
                                   ========      ========      ========      ========     ==========    ==========    ===========
Change in units:
  Beginning units...............          0             0             0             0        117,515       128,394              0
                                   --------      --------      --------      --------     ----------    ----------    -----------
  Units purchased...............     33,012        18,656        22,172        79,801        206,870        20,385      1,161,170
  Units redeemed................        (11)            0           (20)         (342)       (84,056)      (31,264)        (8,921)
                                   --------      --------      --------      --------     ----------    ----------    -----------
  Ending units..................     33,001        18,656        22,152        79,459        240,329       117,515      1,152,249
                                   ========      ========      ========      ========     ==========    ==========    ===========

---------------

(e)  Period from November 1, 2001, date of commencement of operations.

(f) Prior to December 14, 2001, the portfolio was known as the Strategic Income Subaccount.

(g)  Period from December 14, 2001, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account A (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Funds, Firstar Growth & Income, Fidelity Variable Insurance Products Fund, J. P. Morgan Series Trust II, Janus Aspen Series, Salomon Brothers Variable Series Fund, Inc., Strong Variable Annuity Funds, Inc., Morgan Stanley Universal Funds, Inc., Goldman Sachs Variable Insurance Trust, Lazard Retirement Funds, Brinson Series Trust Mutual Funds, Prudential Investments Management Services LLC, PBHG Insurance Series Fund, Inc., MFS Investment Management, Alliance Capital and First American Asset Management (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2001. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and the Dow Target Funds, in which the Account invests. For these services, ONI receives fees from the mutual funds.

   For certain products, ONLIC credits an extra amount to the contract holder's contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment. For the years ended December 31, 2001 and 2000, ONLIC paid approximately $1.9 million and $4.3 million, respectively, under this feature.

   The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of ONLIC.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United State of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

(2) INVESTMENTS

   At December 31, 2001, the aggregate cost and number of shares of the underlying funds owned by the respective subaccounts were:

                                          MONEY                                                    CAPITAL
                           EQUITY        MARKET         BOND           OMNI       INTERNATIONAL  APPRECIATION
 OHIO NATIONAL FUNDS     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
 -------------------    ------------  -------------  -----------  --------------  -------------  ------------
Aggregate Cost........  $258,677,556  $117,316,844   $32,200,672   $52,656,780     $34,002,102   $ 50,215,741
Number of Shares......    10,002,037    11,731,684     3,162,844     3,086,770       4,108,970      3,661,041

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                      INTERNATIONAL  AGGRESSIVE        CORE         GROWTH &       S&P 500
                         SMALL CAP      SMALL CO.      GROWTH         GROWTH         INCOME         INDEX
 OHIO NATIONAL FUNDS     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
 -------------------    ------------  -------------  -----------  --------------  -------------  ------------
Aggregate Cost........  $ 65,037,665  $  7,564,248   $11,889,575   $12,290,604     $60,861,114   $122,929,879
Number of Shares......     2,753,199       805,862     1,181,644       908,620       3,942,803      8,567,394
                           SOCIAL                      EQUITY      HIGH INCOME       CAPITAL        NASDAQ
                         AWARENESS      BLUE CHIP      INCOME          BOND          GROWTH          100
 OHIO NATIONAL FUNDS     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
 -------------------    ------------  -------------  -----------  --------------  -------------  ------------
Aggregate Cost........  $  1,122,687  $  8,462,707   $10,935,262   $11,902,471     $32,226,127   $  6,970,466
Number of Shares......       100,452       818,544       990,361     1,448,288       1,796,951      1,398,714
                          JANUARY       FEBRUARY        MARCH         APRIL            MAY           JUNE
 DOW TARGET 10 FUNDS     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
 -------------------    ------------  -------------  -----------  --------------  -------------  ------------
Aggregate Cost........  $    562,893  $  1,137,465   $ 1,032,487   $ 1,039,382     $   908,100   $  1,004,846
Number of Shares......        57,679       118,744       106,142       129,219          99,571        107,402
                            JULY         AUGUST       SEPTEMBER      OCTOBER        NOVEMBER       DECEMBER
 DOW TARGET 10 FUNDS     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
 -------------------    ------------  -------------  -----------  --------------  -------------  ------------
Aggregate Cost........  $  1,164,399  $    817,682   $   875,808   $   742,272     $   750,028   $    506,847
Number of Shares......       125,708        86,707        94,274        77,986          77,491         51,594
                          JANUARY       FEBRUARY        MARCH         APRIL            MAY           JUNE
  DOW TARGET 5 FUNDS     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
  ------------------    ------------  -------------  -----------  --------------  -------------  ------------
Aggregate Cost........  $    130,371  $    137,850   $   150,973   $   103,684     $   115,765   $    232,457
Number of Shares......        13,620        13,968        13,878        10,608          11,551         21,272
                            JULY         AUGUST       SEPTEMBER      OCTOBER        NOVEMBER       DECEMBER
  DOW TARGET 5 FUNDS     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
  ------------------    ------------  -------------  -----------  --------------  -------------  ------------
Aggregate Cost........  $    128,280  $    258,470   $   113,658   $   173,723     $   148,778   $    210,264
Number of Shares......        11,142        20,785        13,284        19,105          16,466         20,389
                                                                                       JANUS
                                                     FIDELITY VIP      JANUS           ASPEN       JANUS ASPEN       JANUS
                                      FIDELITY VIP       HIGH          ASPEN       INSTITUTIONAL  INSTITUTIONAL      ASPEN
                          FIDELITY       EQUITY         INCOME     INSTITUTIONAL   INTERNATIONAL    WORLDWIDE    INSTITUTIONAL
                         VIP GROWTH      INCOME          BOND          GROWTH         GROWTH         GROWTH        BALANCED
                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                        ------------  -------------  ------------  --------------  -------------  -------------  -------------
Aggregate Cost........  $  9,031,168  $  6,193,052   $ 2,020,785    $67,738,631     $ 7,020,737   $ 40,855,888    $64,002,551
Number of Shares......       212,751       252,840       177,825      2,202,244         312,010      1,093,246      2,510,203
                                                                                                                    MORGAN
                          SALOMON        SALOMON       SALOMON                                                      STANLEY
                           BROS.          BROS.         BROS.                         STRONG         STRONG        UNIVERSAL
                          VARIABLE      VARIABLE       VARIABLE        STRONG        MULTI CAP       MID-CAP         FIXED
                          CAPITAL     TOTAL RETURN    INVESTORS    OPPORTUNITY II    VALUE II       GROWTH II       INCOME
                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                        ------------  -------------  ------------  --------------  -------------  -------------  -------------
Aggregate Cost........  $  9,176,700  $  4,778,116   $ 4,427,403    $24,792,335     $ 2,509,154   $ 58,200,861    $ 4,783,319
Number of Shares......       619,623       453,881       340,920      1,061,331         257,156      2,210,529        453,572
                                                        MORGAN
                           MORGAN        MORGAN        STANLEY        GOLDMAN         GOLDMAN        GOLDMAN        GOLDMAN
                          STANLEY        STANLEY      UNIVERSAL        SACHS           SACHS          SACHS          SACHS
                        UNIVERSAL US    UNIVERSAL      EMERGING      VIT GROWTH      VIT CORE      VIT GLOBAL     VIT CAPITAL
                        REAL ESTATE       VALUE       MKT. DEBT       & INCOME       US EQUITY       INCOME         GROWTH
                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                        ------------  -------------  ------------  --------------  -------------  -------------  -------------
Aggregate Cost........  $  1,380,293  $  1,149,272   $   212,800    $ 6,128,313     $ 9,420,895   $  3,879,715    $ 7,863,311
Number of Shares......       129,515        99,259        30,111        601,212         755,398        384,248        654,404

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                           LAZARD                                                    BRINSON
                         RETIREMENT      LAZARD      PRUDENTIAL     PRUDENTIAL      TACTICAL         PBHG
                          EMERGING     RETIREMENT    20/20 FOCUS     JENNISON      ALLOCATION       TECH &
                           MARKET       SMALL CAP       CL 2           CL 2          CLASS I         COMM
                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                        ------------  -------------  -----------  --------------  -------------  ------------
Aggregate Cost........  $  1,804,322  $  8,095,141   $ 1,067,484   $ 7,177,712     $13,538,097   $ 13,306,079
Number of Shares......       251,835       663,249        98,076       307,467         929,316      1,464,918
                                                                                       JANUS                        JANUS
                        FIDELITY VIP  FIDELITY VIP   FIDELITY VIP                      ASPEN                        ASPEN
                          SERVICE        SERVICE       SERVICE      JANUS ASPEN       SERVICE     JANUS ASPEN      SERVICE
                            CL 2          CL 2           CL 2         SERVICE        WORLDWIDE      SERVICE     INTERNATIONAL
                        MID-CAP III     CONTRA II       GROWTH         GROWTH         GROWTH        BALANCED       GROWTH
                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                        ------------  -------------  ------------  --------------  -------------  ------------  -------------
Aggregate Cost........  $ 19,500,674  $ 11,270,356   $24,055,125    $49,176,625     $34,582,719   $ 61,411,035   $14,539,157
Number of Shares......     1,026,577       529,905       567,788      1,752,802       1,248,018      2,480,026       641,807
                         JP MORGAN      JP MORGAN
                          TRUST II      TRUST II       ALLIANCE       ALLIANCE                        MFS            MFS
                           SMALL         MID CAP        GLOBAL        GROWTH &       ALLIANCE         NEW         INVESTORS
                          COMPANY         VALUE          BOND          INCOME         QUASAR       DISCOVERY       GROWTH
                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                        ------------  -------------  ------------  --------------  -------------  ------------  -------------
Aggregate Cost........  $  5,202,621  $    203,541   $   561,485    $ 2,729,887     $   364,794   $    370,483   $   197,378
Number of Shares......       383,383        12,645        50,539        126,892          40,724         25,048        20,664
                                                        FIRST          FIRST
                            MFS                        AMERICAN       AMERICAN
                          MID CAP          MFS        CORPORATE        EQUITY
                           GROWTH     TOTAL RETURN       BOND          INCOME
                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                        ------------  -------------  ------------  --------------
Aggregate Cost........  $    240,433  $    804,455   $ 2,776,783    $12,399,401
Number of Shares......        31,042        43,948       302,301      1,109,773

(3) FINANCIAL HIGHLIGHTS

   The following is a summary as of December 31 of accumulation units, value per unit, and value (value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), and the expense ratios and total return for the periods then ended, for the respective subaccounts and products:

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
EQUITY SUBACCOUNT
2001
  Combination......................           17,324          $138.422362     $ 2,398,046      1.0%          (9.34)%
  Back Load........................            7,488          $ 77.480966     $   580,167      1.1%          (9.43)%
  Top I............................           92,024          $ 62.010721     $ 5,706,477      1.1%          (9.43)%
  Top Tradition....................          987,197          $ 53.363524     $52,680,295      1.1%          (9.43)%
  Top Plus.........................          605,052          $ 18.411312     $11,139,794      0.9%          (9.25)%
  Investar Vision & Top Spectrum...          226,355          $ 11.884581     $ 2,690,139      1.4%          (9.70)%
  Top Explorer.....................          542,718          $ 12.187242     $ 6,614,232      1.3%          (9.61)%
  Oncore & Firstar Oncore Flex.....          578,730          $  8.957888     $ 5,184,196      1.5%          (9.79)%
  Oncore & Firstar Oncore Value....        2,343,298          $  9.091985     $21,305,232      0.9%          (9.25)%
  Oncore & Firstar Oncore
     Premier.......................        5,582,578          $  8.980038     $50,131,758      1.4%          (9.70)%
  Oncore & Firstar Oncore Xtra.....        4,944,037          $  8.980038     $44,397,644      1.4%          (9.70)%
  Oncore & Firstar Oncore Lite.....          993,612          $  8.980038     $ 8,922,671      1.4%          (8.18)%     04/17/01

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
2000
  Combination......................           19,924          $152.689885     $ 3,042,183      1.0%          (7.57)%
  Back Load........................            7,817          $ 85.552347     $   668,740      1.1%          (7.66)%
  Top I............................          102,519          $ 68.470540     $ 7,019,557      1.1%          (7.66)%
  Top Tradition....................        1,047,847          $ 58.922536     $61,741,809      1.1%          (7.66)%
  Top Plus.........................          637,164          $ 20.288788     $12,927,286      0.9%          (7.48)%
  Investar Vision & Top Spectrum...          233,589          $ 13.161883     $ 3,074,465      1.4%          (7.93)%
  Top Explorer.....................          500,620          $ 13.483653     $ 6,750,183      1.3%          (7.84)%
  Oncore & Firstar Oncore Flex.....          513,241          $  9.930499     $ 5,096,737      1.5%          (8.02)%
  Oncore & Firstar Oncore Value....        1,874,476          $ 10.019129     $18,780,618      0.9%          (7.48)%
  Oncore & Firstar Oncore
     Premier.......................        4,198,600          $  9.945176     $41,755,823      1.4%          (7.93)%
  Oncore & Firstar Oncore Xtra.....        2,676,002          $  9.945176     $26,613,310      1.4%          (7.93)%
1999
  Combination......................           22,199          $165.193487     $ 3,667,172      1.0%          18.68%
  Back Load........................           12,092          $ 92.649498     $ 1,120,296      1.1%          18.56%
  Top I............................          131,063          $ 74.150642     $ 9,718,403      1.1%          18.56%
  Top Tradition....................        1,219,724          $ 63.810576     $77,831,267      1.1%          18.56%
  Top Plus.........................          669,138          $ 21.928573     $14,673,239      0.9%          18.80%
  Investar Vision & Top Spectrum...          239,130          $ 14.295961     $ 3,418,594      1.4%          18.21%
  Top Explorer.....................          434,985          $ 14.631033     $ 6,364,285      1.3%          18.33%
  Oncore & Firstar Oncore Flex.....          225,183          $ 10.796756     $ 2,431,248      1.5%           7.97%      07/01/99
  Oncore & Firstar Oncore Value....          746,946          $ 10.828904     $ 8,088,603      0.9%           8.29%      07/01/99
  Oncore & Firstar Oncore
     Premier.......................        1,856,276          $ 10.802093     $20,051,682      1.4%           8.02%      07/01/99
  Oncore Xtra......................          103,023          $ 10.802093     $ 1,112,860      1.4%           7.96%      11/01/99
1998
  Combination......................           26,151          $139.192132     $ 3,640,007      1.0%           4.68%
  Back Load........................           18,686          $ 78.143774     $ 1,460,216      1.1%           4.57%
  Top I............................          150,434          $ 62.541201     $ 9,408,336      1.1%           4.57%
  Top Tradition....................        1,469,467          $ 53.820037     $79,086,765      1.1%           4.57%
  Top Plus.........................          755,665          $ 18.458779     $13,948,656      0.9%           4.78%
  Investar Vision & Top Spectrum...          277,925          $ 12.093494     $ 3,361,088      1.4%           4.26%
  Top Explorer.....................          417,378          $ 12.364737     $ 5,160,764      1.3%           4.37%
1997
  Combination......................           29,341          $132.974317     $ 3,901,573      1.0%          17.00%
  Back Load........................           20,567          $ 74.726955     $ 1,536,942      1.1%          16.88%
  Top I............................          172,235          $ 59.806603     $10,300,812      1.1%          16.88%
  Top Tradition....................        1,554,930          $ 51.466766     $80,027,208      1.1%          16.88%
  Top Plus.........................          709,738          $ 17.616774     $12,503,289      0.9%          17.11%
  Investar Vision & Top Spectrum...           82,440          $ 11.599062     $   956,225      1.4%          15.99%      01/04/97
  Top Explorer.....................          210,014          $ 11.847503     $ 2,488,139      1.3%          18.48%      04/01/97

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
MONEY MARKET SUBACCOUNT
2001
  VIA..............................            5,646          $ 31.618739     $   178,519      1.3%           2.46%
  Top I............................           16,138          $ 23.958179     $   386,630      1.3%           2.46%
  Top Tradition....................          238,064          $ 21.432248     $ 5,102,243      1.1%           2.67%
  Top Plus.........................          135,493          $ 13.905126     $ 1,884,051      0.9%           2.87%
  Investar Vision & Top Spectrum...           70,835          $ 12.004844     $   850,366      1.4%           2.36%
  Top Explorer.....................          782,097          $ 11.950712     $ 9,346,618      1.3%           2.46%
  Oncore & Firstar Oncore Flex.....        2,979,971          $ 11.363815     $33,863,838      1.5%           2.26%
  Oncore & Firstar Oncore Value....          726,435          $ 11.614214     $ 8,436,973      0.9%           2.87%
  Oncore & Firstar Oncore
     Premier.......................        2,239,859          $ 11.405310     $25,546,283      1.4%           2.36%
  Oncore & Firstar Oncore Xtra.....        2,560,944          $ 11.405310     $29,208,362      1.4%           2.36%
  Oncore & Firstar Oncore Lite.....          212,331          $ 11.405310     $ 2,421,697      1.4%           1.20%      04/17/01
2000
  VIA..............................           13,178          $ 30.858557     $   406,656      1.3%           4.98%
  Top I............................           15,579          $ 23.382169     $   364,282      1.3%           4.98%
  Top Tradition....................          144,673          $ 20.875434     $ 3,020,121      1.1%           5.19%
  Top Plus.........................           99,266          $ 13.516943     $ 1,341,772      0.9%           5.39%
  Investar Vision & Top Spectrum...           44,225          $ 11.727869     $   518,659      1.4%           4.88%
  Top Explorer.....................          344,659          $ 11.663389     $ 4,019,888      1.3%           4.98%
  Oncore & Firstar Oncore Flex.....        1,121,411          $ 11.112957     $12,462,194      1.5%           4.77%
  Oncore & Firstar Oncore Value....          515,726          $ 11.289986     $ 5,822,534      0.9%           5.39%
  Oncore & Firstar Oncore
     Premier.......................        1,208,483          $ 11.142165     $13,465,117      1.4%           4.88%
  Oncore & Firstar Oncore Xtra.....          335,458          $ 11.142165     $ 3,737,731      1.4%           4.88%
1999
  VIA..............................           13,701          $ 29.394756     $   402,726      1.3%           3.68%
  Top I............................           19,340          $ 22.273016     $   430,765      1.3%           3.68%
  Top Tradition....................          241,774          $ 19.846031     $ 4,798,261      1.1%           3.88%
  Top Plus.........................          203,404          $ 12.825076     $ 2,608,669      0.9%           4.09%
  Investar Vision & Top Spectrum...          103,091          $ 11.182556     $ 1,152,826      1.4%           3.57%
  Top Explorer.....................          405,404          $ 11.110127     $ 4,504,089      1.3%           3.68%
  Oncore & Firstar Oncore Flex.....          580,948          $ 10.606650     $ 6,161,910      1.5%           3.47%
  Oncore & Firstar Oncore Value....          487,881          $ 10.712095     $ 5,226,233      0.9%           4.09%
  Oncore & Firstar Oncore
     Premier.......................          760,936          $ 10.624086     $ 8,084,238      1.4%           3.57%
  Oncore Xtra......................           16,673          $ 10.624086     $   177,137      1.4%           0.67%      11/01/99
1998
  VIA..............................           15,961          $ 28.352494     $   452,538      1.3%           4.03%
  Top I............................           24,712          $ 21.483279     $   530,891      1.3%           4.03%
  Top Tradition....................          133,824          $ 19.104543     $ 2,556,656      1.1%           4.24%
  Top Plus.........................          298,676          $ 12.321496     $ 3,680,136      0.9%           4.45%
  Investar Vision & Top Spectrum...          122,681          $ 10.796720     $ 1,324,552      1.4%           3.93%
  Top Explorer.....................          458,755          $ 10.716203     $ 4,916,112      1.3%           4.03%
  Oncore Flex......................          354,726          $ 10.250770     $ 3,636,217      1.5%           2.51%      05/01/98
  Oncore Value.....................           49,676          $ 10.291475     $   511,241      0.9%           2.91%      05/01/98
  Oncore Premier...................          141,511          $ 10.257518     $ 1,451,548      1.4%           2.58%      05/01/98

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1997
  VIA..............................           17,074          $ 27.253241     $   465,329      1.3%           4.02%
  Top I............................           17,640          $ 20.650358     $   364,274      1.3%           4.02%
  Top Tradition....................          122,725          $ 18.327573     $ 2,249,247      1.1%           4.22%
  Top Plus.........................          179,630          $ 11.797028     $ 2,119,103      0.9%           4.43%
  Investar Vision & Top Spectrum...           65,172          $ 10.388381     $   677,030      1.4%           3.88%      01/04/97
  Top Explorer.....................          102,555          $ 10.300720     $ 1,056,391      1.3%           3.01%      04/01/97
BOND SUBACCOUNT
2001
  Top I............................            8,407          $ 34.890873     $   293,341      1.1%           7.23%
  Top Tradition....................          118,879          $ 31.556212     $ 3,751,372      1.1%           7.23%
  Top Plus.........................          129,082          $ 14.518370     $ 1,874,054      0.9%           7.45%
  Investar Vision & Top Spectrum...           69,466          $ 12.397321     $   861,188      1.4%           6.92%
  Top Explorer.....................          163,050          $ 12.499894     $ 2,038,111      1.3%           7.02%
  Oncore & Firstar Oncore Flex.....          116,131          $ 11.271953     $ 1,309,027      1.5%           6.81%
  Oncore & Firstar Oncore Value....          147,427          $ 11.519987     $ 1,698,353      0.9%           7.45%
  Oncore & Firstar Oncore
     Premier.......................          786,392          $ 11.312805     $ 8,896,299      1.4%           6.92%
  Oncore & Firstar Oncore Xtra.....          897,927          $ 11.312805     $10,158,075      1.4%           6.92%
  Oncore & Firstar Oncore Lite.....           46,771          $ 11.312805     $   529,115      1.4%           4.58%      04/17/01
2000
  Top I............................            8,138          $ 32.536855     $   264,771      1.1%           4.71%
  Top Tradition....................           91,351          $ 29.427188     $ 2,688,202      1.1%           4.71%
  Top Plus.........................          107,769          $ 13.511940     $ 1,456,172      0.9%           4.92%
  Investar Vision & Top Spectrum...           77,334          $ 11.595417     $   896,720      1.4%           4.40%
  Top Explorer.....................          144,413          $ 11.679740     $ 1,686,702      1.3%           4.50%
  Oncore & Firstar Oncore Flex.....           26,511          $ 10.553283     $   279,778      1.5%           4.30%
  Oncore & Firstar Oncore Value....           62,018          $ 10.721414     $   664,925      0.9%           4.92%
  Oncore & Firstar Oncore
     Premier.......................          386,304          $ 10.581043     $ 4,087,503      1.4%           4.40%
  Oncore & Firstar Oncore Xtra.....          115,487          $ 10.581043     $ 1,221,972      1.4%           4.40%
1999
  Top I............................           18,331          $ 31.073387     $   569,607      1.1%          (0.52)%
  Top Tradition....................          115,711          $ 28.103600     $ 3,251,913      1.1%          (0.52)%
  Top Plus.........................          152,433          $ 12.878760     $ 1,963,149      0.9%          (0.32)%
  Investar Vision & Top Spectrum...           85,725          $ 11.106666     $   952,117      1.4%          (0.81)%
  Top Explorer.....................          171,923          $ 11.176431     $ 1,921,491      1.3%          (0.71)%
  Oncore & Firstar Oncore Flex.....            3,335          $ 10.118406     $    33,744      1.5%          (0.91)%
  Oncore & Firstar Oncore Value....           34,577          $ 10.219005     $   353,340      0.9%          (0.32)%
  Oncore & Firstar Oncore
     Premier.......................          176,269          $ 10.135054     $ 1,786,493      1.4%          (0.81)%
1998
  Top I............................           18,756          $ 31.234606     $   585,837      1.1%           4.07%
  Top Tradition....................          136,752          $ 28.249407     $ 3,863,169      1.1%           4.07%
  Top Plus.........................          163,496          $ 12.919987     $ 2,112,370      0.9%           4.28%
  Investar Vision & Top Spectrum...          126,324          $ 11.197447     $ 1,414,501      1.4%           3.76%
  Top Explorer.....................          155,242          $ 11.256655     $ 1,747,501      1.3%           3.87%
  Oncore Value.....................            9,887          $ 10.251716     $   101,363      0.9%           2.52%      05/01/98
  Oncore Premier...................           31,345          $ 10.217891     $   320,277      1.4%           2.18%      05/01/98

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1997
  Top I............................           19,546          $ 30.012823     $   586,624      1.1%           8.09%
  Top Tradition....................          128,523          $ 27.144385     $ 3,488,681      1.1%           8.09%
  Top Plus.........................           95,905          $ 12.390067     $ 1,188,275      0.9%           8.31%
  Investar Vision & Top Spectrum...           12,183          $ 10.791393     $   131,469      1.4%           7.91%      01/04/97
  Top Explorer.....................           47,241          $ 10.837736     $   511,991      1.3%           8.38%      04/01/97
OMNI SUBACCOUNT
2001
  Top I............................           55,327          $ 32.387407     $ 1,791,903      1.1%         (14.02)%
  Top Tradition....................          716,682          $ 32.313336     $23,158,398      1.1%         (14.02)%
  Top Plus.........................          379,923          $ 13.559807     $ 5,151,686      0.9%         (13.84)%
  Investar Vision & Top Spectrum...          179,388          $  9.460866     $ 1,697,165      1.4%         (14.27)%
  Top Explorer.....................          476,238          $  9.595001     $ 4,569,510      1.3%         (14.19)%
  Oncore & Firstar Oncore Flex.....            8,533          $  7.388778     $    63,048      1.5%         (14.36)%
  Oncore & Firstar Oncore Value....           91,519          $  7.551492     $   691,101      0.9%         (13.84)%
  Oncore & Firstar Oncore
     Premier.......................          253,526          $  7.415572     $ 1,880,037      1.4%         (14.27)%
  Oncore & Firstar Oncore Xtra.....          202,433          $  7.415572     $ 1,501,155      1.4%         (14.27)%
  Oncore & Firstar Oncore Lite.....            2,754          $  7.415572     $    20,422      1.4%          (3.69)%     04/17/01
2000
  Top I............................           76,394          $ 37.666763     $ 2,877,530      1.1%         (15.78)%
  Top Tradition....................          866,823          $ 37.580616     $32,575,755      1.1%         (15.78)%
  Top Plus.........................          492,010          $ 15.738754     $ 7,743,623      0.9%         (15.61)%
  Investar Vision & Top Spectrum...          218,168          $ 11.035954     $ 2,407,696      1.4%         (16.02)%
  Top Explorer.....................          551,143          $ 11.181291     $ 6,162,492      1.3%         (15.94)%
  Oncore & Firstar Oncore Flex.....            4,238          $  8.627458     $    36,563      1.5%         (16.11)%
  Oncore & Firstar Oncore Value....           99,309          $  8.764939     $   870,434      0.9%         (15.61)%
  Oncore & Firstar Oncore
     Premier.......................          262,077          $  8.650154     $ 2,267,007      1.4%         (16.02)%
  Oncore & Firstar Oncore Xtra.....          138,561          $  8.650154     $ 1,198,571      1.4%         (16.02)%
1999
  Top I............................          105,729          $ 44.721902     $ 4,728,388      1.1%          10.14%
  Top Tradition....................        1,081,114          $ 44.619627     $48,238,951      1.1%          10.14%
  Top Plus.........................          659,687          $ 18.649833     $12,303,055      0.9%          10.36%
  Investar Vision & Top Spectrum...          258,876          $ 13.141868     $ 3,402,119      1.4%           9.82%
  Top Explorer.....................          615,890          $ 13.301816     $ 8,192,450      1.3%           9.93%
  Oncore Flex......................              264          $ 10.283878     $     2,713      1.5%           9.71%
  Oncore & Firstar Oncore Value....           71,697          $ 10.386121     $   744,652      0.9%          10.36%
  Oncore & Firstar Oncore
     Premier.......................          192,742          $ 10.300804     $ 1,985,401      1.4%           9.82%
1998
  Top I............................          124,948          $ 40.603031     $ 5,073,250      1.1%           3.39%
  Top Tradition....................        1,380,277          $ 40.510184     $55,915,263      1.1%           3.39%
  Top Plus.........................          811,017          $ 16.898733     $13,705,162      0.9%           3.60%
  Investar Vision & Top Spectrum...          300,484          $ 11.966933     $ 3,595,870      1.4%           3.09%
  Top Explorer.....................          670,925          $ 12.100620     $ 8,118,612      1.3%           3.19%
  Oncore Value.....................           28,181          $  9.410936     $   265,211      0.9%          (5.89)%     05/01/98
  Oncore Premier...................           19,147          $  9.379873     $   179,598      1.4%          (6.20)%     05/01/98

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1997
  Top I............................          127,406          $ 39.270518     $ 5,003,298      1.1%          16.86%
  Top Tradition....................        1,431,184          $ 39.180721     $56,074,808      1.1%          16.86%
  Top Plus.........................          699,223          $ 16.311837     $11,405,611      0.9%          17.09%
  Investar Vision & Top Spectrum...          102,587          $ 11.608584     $ 1,190,885      1.4%          16.09%      01/04/97
  Top Explorer.....................          276,040          $ 11.726674     $ 3,237,026      1.3%          17.27%      04/01/97
INTERNATIONAL SUBACCOUNT
2001
  Top I............................           41,535          $ 15.338791     $   637,098      1.1%         (30.33)%
  Top Tradition....................        1,077,389          $ 15.338791     $16,525,840      1.1%         (30.33)%
  Top Plus.........................          336,597          $ 13.611451     $ 4,581,579      0.9%         (30.19)%
  Investar Vision & Top Spectrum...           65,664          $  9.117591     $   598,699      1.4%         (30.54)%
  Top Explorer.....................          246,419          $  8.931051     $ 2,200,779      1.3%         (30.47)%
  Oncore & Firstar Oncore Flex.....          423,863          $  8.198667     $ 3,475,109      1.5%         (30.61)%
  Oncore & Firstar Oncore Value....           71,854          $  8.379223     $   602,082      0.9%         (30.19)%
  Oncore & Firstar Oncore
     Premier.......................          140,861          $  8.228415     $ 1,159,061      1.4%         (30.54)%
  Oncore & Firstar Oncore Xtra.....          538,177          $  8.228415     $ 4,428,347      1.4%         (30.54)%
  Oncore Lite......................            5,154          $  8.228415     $    42,406      1.4%         (17.65)%     04/17/01
2000
  Top I............................           45,077          $ 22.017499     $   992,485      1.1%         (23.04)%
  Top Tradition....................        1,190,355          $ 22.017499     $26,208,645      1.1%         (23.04)%
  Top Plus.........................          405,646          $ 19.499102     $ 7,909,732      0.9%         (22.89)%
  Investar Vision & Top Spectrum...           81,618          $ 13.126716     $ 1,071,372      1.4%         (23.27)%
  Top Explorer.....................          272,567          $ 12.845344     $ 3,501,217      1.3%         (23.19)%
  Oncore & Firstar Oncore Flex.....           11,974          $ 11.815474     $   141,475      1.5%         (23.35)%
  Oncore & Firstar Oncore Value....           66,134          $ 12.003669     $   793,853      0.9%         (22.89)%
  Oncore & Firstar Oncore
     Premier.......................          119,097          $ 11.846556     $ 1,410,888      1.4%         (23.27)%
  Oncore & Firstar Oncore Xtra.....           58,458          $ 11.846556     $   692,531      1.4%         (23.27)%
1999
  Top I............................           63,487          $ 28.609795     $ 1,816,358      1.1%          65.58%
  Top Tradition....................        1,299,712          $ 28.609795     $37,184,529      1.1%          65.58%
  Top Plus.........................          457,106          $ 25.287344     $11,558,985      0.9%          65.91%
  Investar Vision & Top Spectrum...           90,063          $ 17.107592     $ 1,540,764      1.4%          65.09%
  Top Explorer.....................          255,315          $ 16.724379     $ 4,269,981      1.3%          65.25%
  Oncore Flex......................           62,643          $ 15.413858     $   965,565      1.5%          64.93%
  Oncore Value.....................            5,655          $ 15.566909     $    88,031      0.9%          65.91%
  Oncore & Firstar Oncore
     Premier.......................           35,756          $ 15.439196     $   552,050      1.4%          65.09%
  Oncore Xtra......................            1,662          $ 15.439196     $    25,659      1.4%          43.25%      11/01/99
1998
  Top I............................           78,452          $ 17.278635     $ 1,355,549      1.1%           2.75%
  Top Tradition....................        1,878,181          $ 17.278635     $32,452,412      1.1%           2.75%
  Top Plus.........................          690,872          $ 15.241954     $10,530,237      0.9%           2.96%
  Investar Vision & Top Spectrum...          120,242          $ 10.362585     $ 1,246,021      1.4%           2.45%
  Top Explorer.....................          318,013          $ 10.120487     $ 3,218,451      1.3%           2.55%
  Oncore Value.....................            2,070          $  9.382965     $    19,420      0.9%          (6.17)%     05/01/98
  Oncore Premier...................            5,885          $  9.351988     $    55,039      1.4%          (6.48)%     05/01/98

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1997
  Top I............................          100,572          $ 16.815772     $ 1,691,191      1.1%           1.00%
  Top Tradition....................        2,305,256          $ 16.815772     $38,764,668      1.1%           1.00%
  Top Plus.........................          876,940          $ 14.804324     $12,982,500      0.9%           1.20%
  Investar Vision & Top Spectrum...           86,113          $ 10.114943     $   871,027      1.4%           1.15%      01/04/97
  Top Explorer.....................          274,724          $  9.868874     $ 2,711,218      1.3%          (1.31)%     04/01/97
CAPITAL APPRECIATION SUBACCOUNT
2001
  Top I............................           15,753          $ 23.091636     $   363,754      1.1%           8.50%
  Top Tradition....................          506,990          $ 23.091636     $11,707,217      1.1%           8.50%
  Top Plus.........................          269,879          $ 25.948909     $ 7,003,065      0.9%           8.72%
  Investar Vision & Top Spectrum...          123,301          $ 17.486540     $ 2,156,108      1.4%           8.18%
  Top Explorer.....................          330,320          $ 17.612333     $ 5,817,699      1.3%           8.29%
  Oncore & Firstar Oncore Flex.....           85,646          $ 14.436518     $ 1,236,433      1.5%           8.07%
  Oncore & Firstar Oncore Value....          247,596          $ 14.754171     $ 3,653,074      0.9%           8.72%
  Oncore & Firstar Oncore
     Premier.......................          734,536          $ 14.488811     $10,642,579      1.4%           8.18%
  Oncore & Firstar Oncore Xtra.....          572,224          $ 14.488811     $ 8,290,839      1.4%           8.18%
  Oncore & Firstar Oncore Lite.....           35,450          $ 14.488811     $   513,622      1.4%           6.43%      04/17/01
2000
  Top I............................           13,446          $ 21.281994     $   286,149      1.1%          30.07%
  Top Tradition....................          438,550          $ 21.281994     $ 9,333,219      1.1%          30.07%
  Top Plus.........................          281,873          $ 23.867775     $ 6,727,677      0.9%          30.33%
  Investar Vision & Top Spectrum...          135,916          $ 16.164315     $ 2,196,987      1.4%          29.69%
  Top Explorer.....................          267,385          $ 16.264423     $ 4,348,864      1.3%          29.81%
  Oncore & Firstar Oncore Flex.....           18,770          $ 13.358145     $   250,732      1.5%          29.56%
  Oncore & Firstar Oncore Value....          115,152          $ 13.570873     $ 1,562,707      0.9%          30.33%
  Oncore & Firstar Oncore
     Premier.......................          403,515          $ 13.393261     $ 5,404,397      1.4%          29.69%
  Oncore & Firstar Oncore Xtra.....           54,030          $ 13.393261     $   723,643      1.4%          29.69%
1999
  Top I............................           28,664          $ 16.361968     $   469,005      1.1%           5.30%
  Top Tradition....................          536,419          $ 16.361968     $ 8,776,866      1.1%           5.30%
  Top Plus.........................          386,713          $ 18.313827     $ 7,082,203      0.9%           5.51%
  Investar Vision & Top Spectrum...          168,262          $ 12.464184     $ 2,097,255      1.4%           4.99%
  Top Explorer.....................          318,047          $ 12.529034     $ 3,984,816      1.3%           5.09%
  Oncore & Firstar Oncore Flex.....           18,630          $ 10.310477     $   192,079      1.5%           4.88%
  Oncore & Firstar Oncore Value....           88,690          $ 10.412976     $   923,529      0.9%           5.51%
  Oncore & Firstar Oncore
     Premier.......................          266,636          $ 10.327441     $ 2,753,666      1.4%           4.99%
  Oncore Xtra......................            3,443          $ 10.327441     $    35,559      1.4%          (0.63)%     11/01/99

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1998
  Top I............................           23,962          $ 15.538473     $   372,334      1.1%           4.76%
  Top Tradition....................          606,078          $ 15.538473     $ 9,417,522      1.1%           4.76%
  Top Plus.........................          464,528          $ 17.357724     $ 8,063,145      0.9%           4.97%
  Investar Vision & Top Spectrum...          210,773          $ 11.872017     $ 2,502,301      1.4%           4.45%
  Top Explorer.....................          392,537          $ 11.921997     $ 4,679,823      1.3%           4.55%
  Oncore Flex......................            6,258          $  9.830302     $    61,514      1.5%          (1.70)%     05/01/98
  Oncore Value.....................           12,436          $  9.869354     $   122,739      0.9%          (1.31)%     05/01/98
  Oncore Premier...................           56,849          $  9.836784     $   559,215      1.4%          (1.63)%     05/01/98
1997
  Top I............................           21,166          $ 14.832378     $   313,948      1.1%          13.94%
  Top Tradition....................          550,059          $ 14.832378     $ 8,158,688      1.1%          13.94%
  Top Plus.........................          454,490          $ 16.536198     $ 7,515,541      0.9%          14.16%
  Investar Vision & Top Spectrum...           93,956          $ 11.366198     $ 1,067,918      1.4%          13.66%      01/04/97
  Top Explorer.....................          136,072          $ 11.402771     $ 1,551,596      1.3%          14.03%      04/01/97
SMALL CAP SUBACCOUNT
2001
  Top I............................           29,355          $ 24.137799     $   708,571      1.1%         (19.25)%
  Top Tradition....................          679,746          $ 24.137799     $16,407,580      1.1%         (19.25)%
  Top Plus.........................          271,408          $ 31.809662     $ 8,633,382      0.9%         (19.09)%
  Investar Vision & Top Spectrum...          129,693          $ 16.988803     $ 2,203,331      1.4%         (19.49)%
  Top Explorer.....................          418,403          $ 19.992369     $ 8,364,870      1.3%         (19.41)%
  Oncore & Firstar Oncore Flex.....           47,002          $  7.485265     $   351,822      1.5%         (19.57)%
  Oncore & Firstar Oncore Value....          212,203          $  7.574405     $ 1,607,310      0.9%         (19.09)%
  Oncore & Firstar Oncore
     Premier.......................          768,394          $  7.500015     $ 5,762,966      1.4%         (19.49)%
  Oncore & Firstar Oncore Xtra.....          733,425          $  7.500015     $ 5,500,695      1.4%         (19.49)%
  Oncore & Firstar Oncore Lite.....           24,306          $  7.500015     $   182,298      1.4%           1.79%      04/17/01
2000
  Top I............................           33,202          $ 29.893355     $   992,528      1.1%         (12.18)%
  Top Tradition....................          755,719          $ 29.893355     $22,590,988      1.1%         (12.18)%
  Top Plus.........................          312,326          $ 39.316003     $12,279,391      0.9%         (12.01)%
  Investar Vision & Top Spectrum...          143,410          $ 21.102720     $ 3,026,334      1.4%         (12.44)%
  Top Explorer.....................          459,912          $ 24.808899     $11,409,912      1.3%         (12.36)%
  Oncore & Firstar Oncore Flex.....           55,063          $  9.307111     $   512,480      1.5%          (6.93)%     01/04/00
  Oncore & Firstar Oncore Value....          150,841          $  9.361794     $ 1,412,140      0.9%          (6.38)%     01/04/00
  Oncore & Firstar Oncore
     Premier.......................          469,201          $  9.316177     $ 4,371,160      1.4%          (6.84)%     01/04/00
  Oncore & Firstar Oncore Xtra.....          407,438          $  9.316177     $ 3,795,764      1.4%          (6.84)%     01/04/00
1999
  Top I............................           47,967          $ 34.040041     $ 1,632,802      1.1%         104.21%
  Top Tradition....................          776,054          $ 34.040041     $26,416,934      1.1%         104.21%
  Top Plus.........................          343,325          $ 44.681338     $15,340,212      0.9%         104.62%
  Investar Vision & Top Spectrum...          148,302          $ 24.101318     $ 3,574,276      1.4%         103.61%
  Top Explorer.....................          404,961          $ 28.306164     $11,462,892      1.3%         103.81%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1998
  Top I............................           27,574          $ 16.668731     $   459,625      1.1%           9.37%
  Top Tradition....................          665,332          $ 16.668731     $11,090,241      1.1%           9.37%
  Top Plus.........................          369,788          $ 21.836411     $ 8,074,849      0.9%           9.59%
  Investar Vision & Top Spectrum...          146,789          $ 11.836906     $ 1,737,533      1.4%           9.05%
  Top Explorer.....................          322,152          $ 13.888339     $ 4,474,156      1.3%           9.15%
1997
  Top I............................           21,377          $ 15.240569     $   325,796      1.1%           7.29%
  Top Tradition....................          649,957          $ 15.240569     $ 9,905,720      1.1%           7.29%
  Top Plus.........................          377,837          $ 19.926004     $ 7,528,778      0.9%           7.50%
  Investar Vision & Top Spectrum...           54,898          $ 10.854875     $   595,914      1.4%           8.55%      01/04/97
  Top Explorer.....................          154,909          $ 12.732535     $ 1,972,379      1.3%          27.24%      04/01/97
INTERNATIONAL SMALL COMPANY
  SUBACCOUNT
2001
  Top I............................            1,074          $ 12.634695     $    13,575      1.1%         (30.05)%
  Top Tradition....................          148,637          $ 12.634695     $ 1,877,988      1.1%         (30.05)%
  Top Plus.........................           95,273          $ 13.657853     $ 1,301,228      0.9%         (29.91)%
  Investar Vision & Top Spectrum...           28,137          $ 11.113392     $   312,702      1.4%         (30.26)%
  Top Explorer.....................          110,579          $ 10.872126     $ 1,202,225      1.3%         (30.19)%
  Oncore & Firstar Oncore Flex.....           24,799          $  7.221789     $   179,092      1.5%         (30.33)%
  Oncore & Firstar Oncore Value....           55,262          $  7.322572     $   404,657      0.9%         (29.91)%
  Oncore & Firstar Oncore
     Premier.......................          218,498          $  7.238439     $ 1,581,584      1.4%         (30.26)%
  Oncore & Firstar Oncore Xtra.....           96,639          $  7.238439     $   699,512      1.4%         (30.26)%
  Oncore Lite......................              462          $  7.238439     $     3,344      1.4%         (16.18)%     04/17/01
2000
  Top I............................            3,990          $ 18.062290     $    72,073      1.1%         (31.03)%
  Top Tradition....................          174,381          $ 18.062290     $ 3,149,720      1.1%         (31.03)%
  Top Plus.........................          108,743          $ 19.486046     $ 2,118,963      0.9%         (30.89)%
  Investar Vision & Top Spectrum...           29,995          $ 15.935073     $   477,965      1.4%         (31.23)%
  Top Explorer.....................          116,395          $ 15.573608     $ 1,812,693      1.3%         (31.16)%
  Oncore Flex......................           26,179          $ 10.365343     $   271,349      1.5%         (31.30)%
  Oncore Value.....................           48,950          $ 10.447321     $   511,394      0.9%         (30.89)%
  Oncore & Firstar Oncore
     Premier.......................          197,934          $ 10.378919     $ 2,054,350      1.4%         (31.23)%
  Oncore & Firstar Oncore Xtra.....           76,331          $ 10.378919     $   792,233      1.4%         (31.23)%
1999
  Top I............................              231          $ 26.188124     $     6,049      1.1%         106.25%
  Top Tradition....................          157,347          $ 26.188124     $ 4,120,621      1.1%         106.25%
  Top Plus.........................          120,355          $ 28.196610     $ 3,393,612      0.9%         106.65%
  Investar Vision & Top Spectrum...           29,582          $ 23.172470     $   685,488      1.4%         105.64%
  Top Explorer.....................          164,036          $ 22.624490     $ 3,711,241      1.3%         105.84%
  Oncore Flex......................              108          $ 15.087923     $     1,622      1.5%          50.88%      09/01/99
  Oncore Value.....................            5,267          $ 15.117443     $    79,623      0.9%          51.17%      09/01/99
  Oncore Premier...................            1,315          $ 15.092821     $    19,848      1.4%          50.93%      09/01/99

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1998
  Top Tradition....................          113,662          $ 12.697451     $ 1,443,215      1.1%           2.40%
  Top Plus.........................          144,093          $ 13.644341     $ 1,966,061      0.9%           2.60%
  Investar Vision & Top Spectrum...           27,971          $ 11.268548     $   315,191      1.4%           2.10%
  Top Explorer.....................          150,832          $ 10.991242     $ 1,657,828      1.3%           2.20%
1997
  Top Tradition....................          115,590          $ 12.399654     $ 1,433,270      1.1%          10.45%
  Top Plus.........................          180,385          $ 13.297985     $ 2,398,751      0.9%          10.67%
  Investar Vision & Top Spectrum...           16,423          $ 11.036950     $   181,261      1.4%          10.37%      01/04/97
  Top Explorer.....................          115,149          $ 10.754700     $ 1,238,393      1.3%           7.55%      04/01/97
AGGRESSIVE GROWTH SUBACCOUNT
2001
  Top I............................              423          $  6.298389     $     2,662      1.1%         (32.56)%
  Top Tradition....................          220,085          $  6.298389     $ 1,386,181      1.1%         (32.56)%
  Top Plus.........................           80,930          $  7.655137     $   619,527      0.9%         (32.43)%
  Investar Vision & Top Spectrum...           67,253          $  5.958895     $   400,752      1.4%         (32.76)%
  Top Explorer.....................          100,958          $  6.649110     $   671,282      1.3%         (32.69)%
  Oncore Flex......................           57,060          $  5.084258     $   290,109      1.5%         (32.83)%
  Oncore & Firstar Oncore Value....          140,922          $  5.144865     $   725,023      0.9%         (32.43)%
  Oncore & Firstar Oncore
     Premier.......................          272,824          $  5.094282     $ 1,389,843      1.4%         (32.76)%
  Oncore & Firstar Oncore Xtra.....          257,022          $  5.094282     $ 1,309,344      1.4%         (32.76)%
  Oncore & Firstar Oncore Lite.....            4,818          $  5.094282     $    24,546      1.4%         (11.64)%     04/17/01
2000
  Top I............................              628          $  9.339276     $     5,869      1.1%         (28.13)%
  Top Tradition....................          241,489          $  9.339276     $ 2,255,337      1.1%         (28.13)%
  Top Plus.........................           90,624          $ 11.328412     $ 1,026,621      0.9%         (27.99)%
  Investar Vision & Top Spectrum...           84,382          $  8.862361     $   747,822      1.4%         (28.35)%
  Top Explorer.....................          115,261          $  9.879018     $ 1,138,669      1.3%         (28.28)%
  Oncore Flex......................          112,492          $  7.569085     $   851,462      1.5%         (24.31)%     01/04/00
  Oncore & Firstar Oncore Value....          112,907          $  7.613596     $   859,628      0.9%         (23.86)%     01/04/00
  Oncore & Firstar Oncore
     Premier.......................          216,393          $  7.576461     $ 1,639,490      1.4%         (24.24)%     01/04/00
  Oncore & Firstar Oncore Xtra.....          213,185          $  7.576461     $ 1,615,186      1.4%         (24.24)%     01/04/00
1999
  Top Tradition....................          191,692          $ 12.995269     $ 2,491,084      1.1%           4.61%
  Top Plus.........................           98,740          $ 15.731920     $ 1,553,372      0.9%           4.81%
  Investar Vision & Top Spectrum...           91,755          $ 12.368283     $ 1,134,836      1.4%           4.30%
  Top Explorer.....................           85,202          $ 13.773504     $ 1,173,532      1.3%           4.40%
1998
  Top Tradition....................          200,721          $ 12.422862     $ 2,493,524      1.1%           6.67%
  Top Plus.........................          138,327          $ 15.009251     $ 2,076,181      0.9%           6.88%
  Investar Vision & Top Spectrum...           92,803          $ 11.858619     $ 1,100,513      1.4%           6.35%
  Top Explorer.....................           84,441          $ 13.192890     $ 1,114,025      1.3%           6.46%
1997
  Top Tradition....................          178,651          $ 11.646359     $ 2,080,632      1.1%          11.30%
  Top Plus.........................          139,155          $ 14.043267     $ 1,954,196      0.9%          11.52%
  Investar Vision & Top Spectrum...           26,996          $ 11.150420     $   301,014      1.4%          11.50%      01/04/97
  Top Explorer.....................           38,689          $ 12.392742     $   479,467      1.3%          23.93%      04/01/97

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
CORE GROWTH SUBACCOUNT
2001
  Top I............................            5,020          $  6.948667     $    34,881      1.1%         (40.16)%
  Top Tradition....................          201,045          $ 10.291639     $ 2,069,080      1.1%         (40.16)%
  Top Plus.........................           91,360          $ 10.393992     $   949,598      0.9%         (40.04)%
  Top Spectrum.....................            3,437          $  6.904016     $    23,729      1.4%         (40.34)%
  Top Explorer.....................          128,754          $ 12.092892     $ 1,557,011      1.3%         (40.28)%
  Oncore Flex......................           12,441          $  4.598712     $    57,214      1.5%         (40.40)%
  Oncore & Firstar Oncore Value....           63,172          $  4.644610     $   293,411      0.9%         (40.04)%
  Oncore & Firstar Oncore
     Premier.......................          208,184          $  4.606304     $   958,963      1.4%         (40.34)%
  Oncore & Firstar Oncore Xtra.....          108,841          $  4.606304     $   501,356      1.4%         (40.34)%
  Oncore Lite......................            4,467          $  4.606304     $    20,577      1.4%         (10.08)%     04/17/01
2000
  Top I............................           11,912          $ 11.612578     $   138,335      1.1%         (17.77)%
  Top Tradition....................          251,363          $ 17.199343     $ 4,323,280      1.1%         (17.77)%
  Top Plus.........................          119,766          $ 17.335694     $ 2,076,222      0.9%         (17.61)%
  Investar Vision & Top Spectrum...            4,530          $ 11.572586     $    52,419      1.4%         (18.02)%
  Top Explorer.....................          147,773          $ 20.250022     $ 2,992,413      1.3%         (17.94)%
  Oncore Flex......................           17,124          $  7.716092     $   132,132      1.5%         (22.84)%     05/01/00
  Oncore Value.....................           54,345          $  7.746548     $   420,986      0.9%         (22.53)%     05/01/00
  Oncore & Firstar Oncore
     Premier.......................          138,627          $  7.721140     $ 1,070,358      1.4%         (22.79)%     05/01/00
  Oncore & Firstar Oncore Xtra.....           34,647          $  7.721140     $   267,514      1.4%         (22.79)%     05/01/00
1999
  Top I............................              784          $ 14.122842     $    11,057      1.1%          41.23%      11/01/99
  Top Tradition....................          202,849          $ 20.917283     $ 4,243,056      1.1%         102.72%
  Top Plus.........................          110,748          $ 21.041443     $ 2,330,303      0.9%         103.12%
  Top Spectrum.....................            1,003          $ 14.116011     $    14,161      1.4%          41.16%      11/01/99
  Top Explorer.....................          122,649          $ 24.676170     $ 3,026,504      1.3%         102.32%
1998
  Top Tradition....................          138,652          $ 10.318290     $ 1,430,654      1.1%           7.63%
  Top Plus.........................           98,154          $ 10.359066     $ 1,016,785      0.9%           7.85%
  Top Explorer.....................           79,478          $ 12.196537     $   969,351      1.3%           7.42%
1997
  Top Tradition....................          146,611          $  9.586403     $ 1,405,476      1.1%          (4.14)%     01/05/97
  Top Plus.........................          133,806          $  9.605255     $ 1,285,239      0.9%          (3.95)%     01/05/97
  Top Explorer.....................           70,774          $ 11.353867     $   803,564      1.3%          13.54%      04/01/97

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
GROWTH & INCOME SUBACCOUNT
2001
  Top I............................           16,457          $ 10.300307     $   169,511      1.1%         (13.79)%
  Top Tradition....................          694,773          $ 17.931371     $12,458,235      1.1%         (13.79)%
  Top Plus.........................          363,743          $ 18.109480     $ 6,587,204      0.9%         (13.61)%
  Investar Vision & Top Spectrum...            5,613          $ 11.542658     $    64,788      1.4%         (14.04)%
  Top Explorer.....................          603,213          $ 18.019610     $10,869,659      1.3%         (13.96)%
  Oncore & Firstar Oncore Flex.....           27,193          $ 11.500928     $   312,744      1.5%         (14.13)%
  Oncore & Firstar Oncore Value....          304,951          $ 11.754163     $ 3,584,444      0.9%         (13.61)%
  Oncore & Firstar Oncore
     Premier.......................          944,476          $ 11.542658     $10,901,770      1.4%         (14.04)%
  Oncore & Firstar Oncore Xtra.....          461,170          $ 11.542658     $ 5,323,123      1.4%         (14.04)%
  Oncore & Firstar Oncore Lite.....           15,551          $ 11.542658     $   179,500      1.4%          (7.94)%     04/17/01
2000
  Top I............................           16,864          $ 11.965743     $   201,784      1.1%          (9.43)%
  Top Tradition....................          737,706          $ 20.830667     $15,366,908      1.1%          (9.43)%
  Top Plus.........................          392,942          $ 20.995669     $ 8,250,089      0.9%          (9.25)%
  Investar Vision & Top Spectrum...            6,600          $ 13.449095     $    88,763      1.4%          (9.70)%
  Top Explorer.....................          645,124          $ 20.974918     $13,531,428      1.3%          (9.61)%
  Oncore & Firstar Oncore Flex.....           24,474          $ 13.413788     $   328,288      1.5%          (9.79)%
  Oncore & Firstar Oncore Value....          285,102          $ 13.627481     $ 3,885,229      0.9%          (9.25)%
  Oncore & Firstar Oncore
     Premier.......................          810,776          $ 13.449095     $10,904,207      1.4%          (9.70)%
  Oncore & Firstar Oncore Xtra.....          330,940          $ 13.449095     $ 4,450,838      1.4%          (9.70)%
1999
  Top I............................            1,630          $ 13.191296     $    21,497      1.1%          31.91%      11/01/99
  Top Tradition....................          756,196          $ 22.964177     $17,365,444      1.1%          60.48%
  Top Plus.........................          408,286          $ 23.100411     $ 9,431,576      0.9%          60.80%
  Investar Vision..................              240          $ 14.870514     $     3,573      1.4%          31.85%      11/01/99
  Top Explorer.....................          617,635          $ 23.168879     $14,309,911      1.3%          60.17%
  Oncore & Firstar Oncore Flex.....            8,452          $ 14.846078     $   125,480      1.5%          59.85%
  Oncore & Firstar Oncore Value....          129,893          $ 14.993591     $ 1,947,557      0.9%          60.80%
  Oncore & Firstar Oncore
     Premier.......................          394,940          $ 14.870514     $ 5,872,954      1.4%          60.01%
  Oncore Xtra......................            2,199          $ 14.870514     $    32,702      1.4%          31.85%      11/01/99
1998
  Top Tradition....................          467,063          $ 14.309421     $ 6,683,397      1.1%           5.92%
  Top Plus.........................          314,342          $ 14.365899     $ 4,515,800      0.9%           6.13%
  Top Explorer.....................          520,160          $ 14.465502     $ 7,524,382      1.3%           5.71%
  Oncore Flex......................            3,517          $  9.287441     $    32,662      1.5%          (7.13)%     05/01/98
  Oncore Value.....................            7,214          $  9.324354     $    67,265      0.9%          (6.76)%     05/01/98
  Oncore Premier...................           57,455          $  9.293575     $   533,960      1.4%          (7.06)%     05/01/98
1997
  Top Tradition....................          146,772          $ 13.509406     $ 1,982,806      1.1%          35.09%      01/05/97
  Top Plus.........................          150,510          $ 13.535914     $ 2,037,292      0.9%          35.36%      01/05/97
  Top Explorer.....................          176,611          $ 13.683786     $ 2,416,712      1.3%          36.84%      04/01/97

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
S&P 500 INDEX SUBACCOUNT
2001
  Top I............................           13,014          $  8.499003     $   110,605      1.1%         (14.28)%
  Top Tradition....................        1,203,210          $ 15.952375     $19,194,063      1.1%         (14.28)%
  Top Plus.........................          568,161          $ 16.110753     $ 9,153,499      0.9%         (14.11)%
  Investar Vision & Top Spectrum...          261,808          $ 10.805793     $ 2,829,042      1.4%         (14.53)%
  Top Explorer.....................        1,009,929          $ 15.432853     $15,586,092      1.3%         (14.45)%
  Oncore & Firstar Oncore Flex.....          267,760          $ 10.471290     $ 2,803,792      1.5%         (14.62)%
  Oncore & Firstar Oncore Value....          662,230          $ 10.701790     $ 7,087,049      0.9%         (14.11)%
  Oncore & Firstar Oncore
     Premier.......................        2,803,334          $ 10.509245     $29,460,937      1.4%         (14.53)%
  Oncore & Firstar Oncore Xtra.....        1,463,282          $ 10.509245     $15,377,990      1.4%         (14.53)%
  Oncore & Firstar Oncore Lite.....           38,670          $ 10.509245     $   406,397      1.4%          (4.95)%     04/17/01
2000
  Top I............................           11,098          $  9.914556     $   110,030      1.1%         (10.63)%
  Top Tradition....................        1,352,791          $ 18.609337     $25,174,553      1.1%         (10.63)%
  Top Plus.........................          643,310          $ 18.756672     $12,066,352      0.9%         (10.45)%
  Investar Vision & Top Spectrum...          319,015          $ 12.643266     $ 4,033,395      1.4%         (10.89)%
  Top Explorer.....................        1,087,800          $ 18.039198     $19,623,045      1.3%         (10.81)%
  Oncore & Firstar Oncore Flex.....          248,461          $ 12.264063     $ 3,047,147      1.5%         (10.98)%
  Oncore & Firstar Oncore Value....          622,336          $ 12.459375     $ 7,753,913      0.9%         (10.45)%
  Oncore & Firstar Oncore
     Premier.......................        2,439,899          $ 12.296307     $30,001,732      1.4%         (10.89)%
  Oncore & Firstar Oncore Xtra.....          546,889          $ 12.296307     $ 6,724,719      1.4%         (10.89)%
1999
  Top I............................            4,722          $ 11.093933     $    52,391      1.1%          10.94%      11/01/99
  Top Tradition....................        1,516,466          $ 20.822980     $31,577,346      1.1%          24.26%
  Top Plus.........................          682,513          $ 20.946479     $14,296,240      0.9%          24.51%
  Investar Vision & Top Spectrum...          324,817          $ 14.189120     $ 4,608,872      1.4%          23.89%
  Top Explorer.....................        1,108,627          $ 20.224865     $22,421,833      1.3%          24.02%
  Oncore & Firstar Oncore Flex.....          168,968          $ 13.777077     $ 2,327,880      1.5%          23.77%
  Oncore & Firstar Oncore Value....          382,424          $ 13.913990     $ 5,321,045      0.9%          24.51%
  Oncore & Firstar Oncore
     Premier.......................        1,489,674          $ 13.799740     $20,557,105      1.4%          23.89%
  Oncore Xtra......................           19,198          $ 13.799740     $   264,928      1.4%          10.89%      11/01/99
1998
  Top Tradition....................          684,474          $ 16.757375     $11,469,981      1.1%          28.59%
  Top Plus.........................          486,237          $ 16.823468     $ 8,180,197      0.9%          28.84%
  Investar Vision & Top Spectrum...          118,264          $ 11.452642     $ 1,354,430      1.4%          14.53%      05/27/98
  Top Explorer.....................          756,235          $ 16.308232     $12,332,859      1.3%          28.34%
  Oncore Flex......................           14,743          $ 11.131014     $   164,106      1.5%          11.31%      05/01/98
  Oncore Value.....................           70,846          $ 11.175217     $   791,724      0.9%          11.75%      05/01/98
  Oncore Premier...................          162,770          $ 11.138349     $ 1,812,985      1.4%          11.38%      05/01/98
1997
  Top Tradition....................          152,864          $ 13.031676     $ 1,992,079      1.1%          30.32%      01/05/97
  Top Plus.........................          156,778          $ 13.057227     $ 2,047,087      0.9%          30.57%      01/05/97
  Top Explorer.....................          164,052          $ 12.707473     $ 2,084,686      1.3%          27.07%      04/01/97

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
SOCIAL AWARENESS SUBACCOUNT
2001
  Top I............................            1,051          $  7.772669     $     8,170      1.1%         (20.66)%
  Top Tradition....................           21,057          $  7.599331     $   160,020      1.1%         (20.66)%
  Top Plus.........................           16,390          $  7.674852     $   125,794      0.9%         (20.50)%
  Top Explorer.....................           53,594          $  8.032375     $   430,478      1.3%         (20.82)%
2000
  Top Tradition....................           21,518          $  9.577874     $   206,094      1.1%         (13.73)%
  Top Plus.........................           19,612          $  9.653780     $   189,325      0.9%         (13.56)%
  Top Explorer.....................           59,733          $ 10.143870     $   605,933      1.3%         (13.90)%
1999
  Top Tradition....................           25,584          $ 11.102565     $   284,044      1.1%          16.41%
  Top Plus.........................           26,823          $ 11.168486     $   299,579      0.9%          16.64%
  Top Explorer.....................           60,486          $ 11.781890     $   712,646      1.3%          16.18%
1998
  Top Tradition....................           49,169          $  9.537309     $   468,935      1.1%         (23.25)%
  Top Plus.........................           48,417          $  9.574986     $   463,597      0.9%         (23.10)%
  Top Explorer.....................          101,724          $ 10.140901     $ 1,031,569      1.3%         (23.40)%
1997
  Top Tradition....................           22,600          $ 12.426744     $   280,838      1.1%          24.27%      01/05/97
  Top Plus.........................           18,947          $ 12.451138     $   235,916      0.9%          24.51%      01/05/97
  Top Explorer.....................           22,155          $ 13.239397     $   293,323      1.3%          32.39%      04/01/97
FIRSTAR GROWTH & INCOME SUBACCOUNT
  (NOTE 7)
2000
  Investar Vision & Top Spectrum...           94,714          $ 11.318949     $ 1,072,062      1.4%           2.71%
  Firstar Oncore Flex..............            5,963          $ 10.224576     $    60,971      1.5%           2.61%
  Firstar Oncore Value.............            2,643          $ 10.340988     $    27,332      0.9%           3.22%
  Firstar Oncore Premier...........           59,395          $ 10.243841     $   608,432      1.4%           2.71%
  Firstar Oncore Xtra..............           55,871          $ 10.243841     $   572,334      1.4%           2.71%
1999
  Investar Vision & Top Spectrum...           99,834          $ 11.020029     $ 1,100,179      1.4%           0.36%
  Firstar Oncore Flex..............            3,709          $  9.964343     $    36,955      1.5%          (0.36)%     01/03/99
  Firstar Oncore Value.............            1,820          $ 10.018395     $    18,238      0.9%           0.18%      01/03/99
  Firstar Oncore Premier...........            5,601          $  9.973311     $    55,863      1.4%          (0.27)%     01/03/99
1998
  Investar Vision & Top Spectrum...          122,557          $ 10.980827     $ 1,345,772      1.4%           1.50%
1997
  Investar Vision & Top Spectrum...           56,527          $ 10.818421     $   611,536      1.4%           8.18%      01/04/97
RELATIVE VALUE SUBACCOUNT (NOTE 7)
2000
  Investar Vision & Top Spectrum...          508,130          $ 15.071414     $ 7,658,243      1.4%          (5.55)%
  Firstar Oncore Flex..............           19,072          $ 10.016180     $   191,026      1.5%          (5.64)%
  Firstar Oncore Value.............           43,218          $ 10.130181     $   437,805      0.9%          (5.08)%
  Firstar Oncore Premier...........          265,284          $ 10.035045     $ 2,662,140      1.4%          (5.55)%
  Firstar Oncore Xtra..............           14,497          $ 10.035045     $   145,480      1.4%          (5.55)%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1999
  Investar Vision & Top Spectrum...          630,191          $ 15.956711     $10,055,771      1.4%           5.95%
  Firstar Oncore Flex..............           10,857          $ 10.614952     $   115,244      1.5%           6.15%      01/03/99
  Firstar Oncore Value.............           39,250          $ 10.672522     $   418,893      0.9%           6.73%      01/03/99
  Firstar Oncore Premier...........          121,452          $ 10.624504     $ 1,290,362      1.4%           6.25%      01/03/99
1998
  Investar Vision & Top Spectrum...          663,668          $ 15.061199     $ 9,995,636      1.4%          19.05%
1997
  Investar Vision & Top Spectrum...          250,298          $ 12.651115     $ 3,166,554      1.4%          26.51%      01/04/97
BLUE CHIP SUBACCOUNT
2001
  Top I............................            1,544          $  9.810085     $    15,142      1.1%          (5.27)%
  Top Tradition....................           42,464          $  9.810085     $   416,576      1.1%          (5.27)%
  Top Plus.........................            6,350          $  9.852275     $    62,562      0.9%          (5.08)%
  Investar Vision..................              198          $  9.976974     $     1,975      1.4%          (5.56)%
  Top Explorer.....................           29,931          $  9.768135     $   292,374      1.3%          (5.46)%
  Oncore Flex......................           27,221          $  9.940933     $   270,606      1.5%          (5.65)%
  Oncore & Firstar Oncore Value....           76,008          $ 10.159728     $   772,224      0.9%          (5.08)%
  Oncore & Firstar Oncore
     Premier.......................          377,958          $  9.976974     $ 3,770,875      1.4%          (5.56)%
  Oncore & Firstar Oncore Xtra.....          261,426          $  9.976974     $ 2,608,236      1.4%          (5.56)%
  Oncore & Firstar Oncore Lite.....            9,624          $  9.976974     $    96,017      1.4%          (2.03)%     04/17/01
2000
  Top Tradition....................           10,270          $ 10.356214     $   106,358      1.1%          (0.02)%
  Top Plus.........................              581          $ 10.380054     $     6,029      0.9%           0.17%
  Top Explorer.....................           11,343          $ 10.332472     $   117,199      1.3%          (0.22)%
  Oncore & Firstar Oncore Flex.....           23,516          $ 10.536154     $   247,764      1.5%          (0.42)%
  Oncore & Firstar Oncore Value....           76,020          $ 10.703991     $   813,712      0.9%           0.17%
  Oncore & Firstar Oncore
     Premier.......................          300,101          $ 10.563874     $ 3,170,244      1.4%          (0.32)%
  Oncore & Firstar Oncore Xtra.....           64,820          $ 10.563874     $   684,753      1.4%          (0.32)%
1999
  Top I............................              699          $ 10.358691     $     7,243      1.1%           3.59%      11/01/99
  Oncore & Firstar Oncore Flex.....           17,773          $ 10.580255     $   188,044      1.5%           4.40%
  Oncore & Firstar Oncore Value....           58,612          $ 10.685458     $   626,293      0.9%           5.02%
  Oncore & Firstar Oncore
     Premier.......................          188,358          $ 10.597676     $ 1,996,165      1.4%           4.50%
1998
  Oncore Flex......................            2,508          $ 10.134253     $    25,417      1.5%           1.34%      05/01/98
  Oncore Value.....................           32,060          $ 10.174507     $   326,195      0.9%           1.75%      05/01/98
  Oncore Premier...................           47,254          $ 10.140937     $   479,198      1.4%           1.41%      05/01/98

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
EQUITY INCOME SUBACCOUNT
2001
  Top Tradition....................           11,904          $  8.238360     $    98,072      1.1%         (12.79)%
  Top Plus.........................           11,174          $  8.273785     $    92,450      0.9%         (12.61)%
  Investar Vision & Top Spectrum...            4,485          $  9.219791     $    41,355      1.4%         (13.05)%
  Top Explorer.....................           14,443          $  8.203088     $   118,478      1.3%         (12.96)%
  Oncore & Firstar Oncore Flex.....           13,322          $  9.186470     $   122,384      1.5%         (13.13)%
  Oncore & Firstar Oncore Value....           90,357          $  9.388717     $   848,338      0.9%         (12.61)%
  Oncore & Firstar Oncore
     Premier.......................          516,754          $  9.219791     $ 4,764,365      1.4%         (13.05)%
  Oncore & Firstar Oncore Xtra.....          302,814          $  9.219791     $ 2,791,873      1.4%         (13.05)%
  Oncore & Firstar Oncore Lite.....           36,875          $  9.219791     $   339,979      1.4%          (4.10)%     04/17/01
2000
  Top Tradition....................            9,063          $  9.446303     $    85,608      1.1%         (13.44)%
  Top Plus.........................            9,822          $  9.468049     $    92,991      0.9%         (13.27)%
  Top Spectrum.....................              355          $ 10.603247     $     3,769      1.4%         (13.70)%
  Top Explorer.....................           14,934          $  9.424613     $   140,748      1.3%         (13.61)%
  Oncore & Firstar Oncore Flex.....           10,884          $ 10.575427     $   115,103      1.5%         (13.78)%
  Oncore & Firstar Oncore Value....           84,515          $ 10.743908     $   908,019      0.9%         (13.27)%
  Oncore & Firstar Oncore
     Premier.......................          378,608          $ 10.603247     $ 4,014,477      1.4%         (13.70)%
  Oncore & Firstar Oncore Xtra.....          136,802          $ 10.603247     $ 1,450,549      1.4%         (13.70)%
1999
  Top Tradition....................            1,550          $ 10.913281     $    16,910      1.1%           9.13%      11/01/99
  Top Plus.........................              179          $ 10.916683     $     1,956      0.9%           9.17%      11/01/99
  Top Explorer.....................              390          $ 10.909733     $     4,252      1.3%           9.10%      11/01/99
  Oncore & Firstar Oncore Flex.....            6,924          $ 12.266014     $    84,927      1.5%          16.94%
  Oncore & Firstar Oncore Value....           23,261          $ 12.387932     $   288,161      0.9%          17.64%
  Oncore & Firstar Oncore
     Premier.......................          135,938          $ 12.286197     $ 1,670,172      1.4%          17.06%
1998
  Oncore Value.....................              330          $ 10.530500     $     3,471      0.9%           5.31%      05/01/98
  Oncore Premier...................            9,168          $ 10.495750     $    96,224      1.4%           4.96%      05/01/98
HIGH INCOME BOND SUBACCOUNT
2001
  Top Tradition....................           20,599          $  9.747713     $   200,790      1.1%           3.14%
  Top Plus.........................            1,024          $  9.789608     $    10,027      0.9%           3.34%
  Top Explorer.....................           26,382          $  9.706019     $   256,060      1.3%           2.93%
  Oncore & Firstar Oncore Flex.....           19,112          $  9.341858     $   178,542      1.5%           2.73%
  Oncore & Firstar Oncore Value....          108,594          $  9.547443     $ 1,036,793      0.9%           3.34%
  Oncore & Firstar Oncore
     Premier.......................          649,708          $  9.375706     $ 6,091,478      1.4%           2.83%
  Oncore & Firstar Oncore Xtra.....          276,289          $  9.375706     $ 2,590,404      1.4%           2.83%
  Oncore & Firstar Oncore Lite.....           24,855          $  9.375706     $   233,030      1.4%           0.40%      04/17/01

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
2000
  Top Tradition....................            2,313          $  9.451224     $    21,860      1.1%          (8.11)%
  Top Plus.........................            5,564          $  9.472975     $    52,712      0.9%          (7.93)%
  Top Explorer.....................            4,941          $  9.429528     $    46,587      1.3%          (8.29)%
  Oncore & Firstar Oncore Flex.....           16,249          $  9.093761     $   147,765      1.5%          (8.47)%
  Oncore & Firstar Oncore Value....           80,540          $  9.238645     $   744,082      0.9%          (7.93)%
  Oncore & Firstar Oncore
     Premier.......................          380,980          $  9.117674     $ 3,473,649      1.4%          (8.38)%
  Oncore & Firstar Oncore Xtra.....           63,827          $  9.117674     $   581,955      1.4%          (8.38)%
1999
  Top Tradition....................            1,173          $ 10.285653     $    12,060      1.1%           2.86%      11/01/99
  Oncore & Firstar Oncore Flex.....           12,856          $  9.935713     $   127,738      1.5%           0.54%
  Oncore & Firstar Oncore Value....           43,953          $ 10.034493     $   441,043      0.9%           1.14%
  Oncore & Firstar Oncore
     Premier.......................          195,022          $  9.952059     $ 1,940,881      1.4%           0.64%
  Oncore Xtra......................            3,058          $  9.952059     $    30,430      1.4%           2.81%      11/01/99
1998
  Oncore Value.....................           15,817          $  9.921342     $   156,925      0.9%          (0.79)%     05/01/98
  Oncore Premier...................           29,416          $  9.888612     $   290,887      1.4%          (1.11)%     05/01/98
CAPITAL GROWTH SUBACCOUNT
2001
  Top I............................            3,639          $  8.775196     $    31,931      1.1%         (15.54)%
  Top Tradition....................          153,164          $  8.775196     $ 1,344,048      1.1%         (15.54)%
  Top Plus.........................           53,979          $  8.812997     $   475,720      0.9%         (15.37)%
  Investar Vision & Top Spectrum...            4,784          $ 19.013727     $    90,958      1.4%         (15.79)%
  Top Explorer.....................          125,366          $  8.737578     $ 1,095,395      1.3%         (15.71)%
  Oncore & Firstar Oncore Flex.....           42,695          $ 18.945002     $   808,862      1.5%         (15.88)%
  Oncore & Firstar Oncore Value....          230,722          $ 19.362240     $ 4,467,288      0.9%         (15.37)%
  Oncore & Firstar Oncore
     Premier.......................          781,423          $ 19.013727     $14,857,776      1.4%         (15.79)%
  Oncore & Firstar Oncore Xtra.....          361,869          $ 19.013727     $ 6,880,471      1.4%         (15.79)%
  Oncore & Firstar Oncore Lite.....           87,098          $ 19.013727     $ 1,656,054      1.4%           6.59%      04/17/01
2000
  Top I............................            3,641          $ 10.389701     $    37,826      1.1%         (26.81)%
  Top Tradition....................          190,727          $ 10.389701     $ 1,981,601      1.1%         (26.81)%
  Top Plus.........................           54,538          $ 10.413649     $   567,941      0.9%         (26.67)%
  Investar Vision & Top Spectrum...            4,844          $ 22.579445     $   109,372      1.4%         (27.03)%
  Top Explorer.....................          137,373          $ 10.365831     $ 1,423,990      1.3%         (26.96)%
  Oncore & Firstar Oncore Flex.....           54,605          $ 22.520216     $ 1,229,725      1.5%         (27.10)%
  Oncore & Firstar Oncore Value....          235,273          $ 22.878891     $ 5,382,781      0.9%         (26.67)%
  Oncore & Firstar Oncore
     Premier.......................          736,909          $ 22.579445     $16,638,985      1.4%         (27.03)%
  Oncore & Firstar Oncore Xtra.....          270,986          $ 22.579445     $ 6,118,720      1.4%         (27.03)%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1999
  Top I............................              247          $ 14.195676     $     3,508      1.1%          41.96%      11/01/99
  Top Tradition....................           14,665          $ 14.195676     $   208,175      1.1%          41.96%      11/01/99
  Top Plus.........................           11,597          $ 14.200260     $   164,682      0.9%          42.00%      11/01/99
  Investar Vision & Top Spectrum...            1,323          $ 30.942431     $    40,940      1.4%          41.89%      11/01/99
  Top Explorer.....................            9,170          $ 14.191098     $   130,127      1.3%          41.91%      11/01/99
  Oncore & Firstar Oncore Flex.....           33,970          $ 30.891708     $ 1,049,397      1.5%         198.20%
  Oncore & Firstar Oncore Value....           97,231          $ 31.198097     $ 3,033,425      0.9%         199.97%
  Oncore & Firstar Oncore
     Premier.......................          337,050          $ 30.942431     $10,429,166      1.4%         198.49%
  Oncore Xtra......................           15,448          $ 30.942431     $   478,006      1.4%          41.89%      11/01/99
1998
  Oncore Flex......................            5,017          $ 10.359321     $    51,977      1.5%           3.59%      05/01/98
  Oncore Value.....................            4,359          $ 10.400462     $    45,338      0.9%           4.00%      05/01/98
  Oncore Premier...................            7,682          $ 10.366153     $    79,637      1.4%           3.66%      05/01/98
NASDAQ 100 SUBACCOUNT
2001
  Top I............................           10,989          $  4.026481     $    44,247      1.1%         (33.39)%
  Top Tradition....................           69,922          $  4.026481     $   281,541      1.1%         (33.39)%
  Top Plus.........................           67,348          $  4.039873     $   272,079      0.9%         (33.26)%
  Top Spectrum.....................            1,804          $  4.006520     $     7,229      1.4%         (33.59)%
  Top Explorer.....................          105,192          $  4.013175     $   422,155      1.3%         (33.52)%
  Oncore & Firstar Oncore Flex.....           65,240          $  3.999920     $   260,956      1.5%         (33.66)%
  Oncore Value.....................          105,531          $  4.039873     $   426,331      0.9%         (33.26)%
  Oncore & Firstar Oncore
     Premier.......................          441,286          $  4.006520     $ 1,768,017      1.4%         (33.59)%
  Oncore & Firstar Oncore Xtra.....          514,531          $  4.006520     $ 2,061,476      1.4%         (33.59)%
  Oncore & Firstar Oncore Lite.....           47,945          $  4.006520     $   192,093      1.4%          (6.22)%     04/17/01
2000
  Top I............................           10,831          $  6.044852     $    65,473      1.1%         (39.55)%     05/01/00
  Top Tradition....................           47,476          $  6.044852     $   286,982      1.1%         (39.55)%     05/01/00
  Top Plus.........................           41,735          $  6.052820     $   252,616      0.9%         (39.47)%     05/01/00
  Investar Vision & Top Spectrum...            1,532          $  6.032939     $     9,245      1.4%         (39.67)%     05/01/00
  Top Explorer.....................           29,919          $  6.036909     $   180,617      1.3%         (39.63)%     05/01/00
  Oncore & Firstar Oncore Flex.....           30,378          $  6.028989     $   183,149      1.5%         (39.71)%     05/01/00
  Oncore Value.....................           46,885          $  6.052820     $   283,786      0.9%         (39.47)%     05/01/00
  Oncore & Firstar Oncore
     Premier.......................          232,680          $  6.032939     $ 1,403,744      1.4%         (39.67)%     05/01/00
  Oncore & Firstar Oncore Xtra.....           85,784          $  6.032939     $   517,530      1.4%         (39.67)%     05/01/00
DOW TARGET 10 JANUARY SUBACCOUNT
2001
  Top Tradition....................              264          $  9.774322     $     2,576      1.1%          (4.57)%
  Top Explorer.....................               48          $  9.735872     $       467      1.3%          (4.76)%
  Oncore Flex......................              725          $  9.679279     $     7,020      1.5%          (4.95)%
  Oncore & Firstar Oncore Value....           24,143          $  9.852414     $   237,865      0.9%          (4.38)%
  Oncore & Firstar Oncore
     Premier.......................           29,963          $  9.707846     $   290,888      1.4%          (4.86)%
  Oncore & Firstar Oncore Xtra.....              733          $  9.707846     $     7,112      1.4%          (4.86)%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
2000
  Top Tradition....................              219          $ 10.242696     $     2,243      1.1%           2.43%      01/03/00
  Oncore Flex......................              740          $ 10.183492     $     7,537      1.5%           0.29%
  Oncore & Firstar Oncore Value....           23,921          $ 10.304007     $   246,485      0.9%           0.88%
  Oncore & Firstar Oncore
     Premier.......................           35,036          $ 10.203424     $   357,487      1.4%           0.39%
1999
  Oncore Flex......................              128          $ 10.154375     $     1,297      1.5%           1.54%      01/04/99
  Oncore Value.....................           21,069          $ 10.214066     $   215,209      0.9%           2.14%      01/04/99
  Oncore Premier...................           13,240          $ 10.164283     $   134,575      1.4%           1.64%      01/04/99
DOW TARGET 10 FEBRUARY SUBACCOUNT
2001
  Top Tradition....................            1,216          $ 10.597795     $    12,884      1.1%          (5.49)%
  Top Explorer.....................            1,377          $ 10.557785     $    14,543      1.3%          (5.67)%
  Oncore Flex......................           30,185          $ 10.326726     $   311,708      1.5%          (5.86)%
  Oncore & Firstar Oncore Value....           15,392          $ 10.506686     $   161,721      0.9%          (5.30)%
  Oncore & Firstar Oncore
     Premier.......................           62,475          $ 10.356416     $   647,023      1.4%          (5.77)%
  Oncore & Firstar Oncore Xtra.....            1,676          $ 10.356416     $    17,356      1.4%          (5.77)%
2000
  Top Tradition....................            1,302          $ 11.212854     $    14,602      1.1%          12.13%      02/01/00
  Top Explorer.....................            1,332          $ 11.192764     $    14,904      1.3%          11.93%      02/01/00
  Oncore Flex......................           31,985          $ 10.969565     $   350,859      1.5%           4.09%
  Oncore & Firstar Oncore Value....           20,155          $ 11.094360     $   223,612      0.9%           4.71%
  Oncore & Firstar Oncore
     Premier.......................           64,168          $ 10.990200     $   705,219      1.4%           4.20%
  Oncore Xtra......................            1,621          $ 10.990200     $    17,817      1.4%          11.83%      02/01/00
1999
  Oncore Flex......................           38,068          $ 10.538202     $   401,174      1.5%           5.38%      02/01/99
  Oncore Value.....................           14,605          $ 10.595352     $   154,742      0.9%           5.95%      02/01/99
  Oncore & Firstar Oncore
     Premier.......................           57,332          $ 10.547674     $   604,725      1.4%           5.48%      02/01/99
DOW TARGET 10 MARCH SUBACCOUNT
2001
  Top Tradition....................              285          $ 11.523204     $     3,285      1.1%          (6.01)%
  Top Explorer.....................               91          $ 11.481491     $     1,049      1.3%          (6.20)%
  Oncore Flex......................            9,713          $  9.899611     $    96,156      1.5%          (6.38)%
  Oncore & Firstar Oncore Value....           18,688          $ 10.067556     $   188,146      0.9%          (5.82)%
  Oncore & Firstar Oncore
     Premier.......................           72,336          $  9.927334     $   718,094      1.4%          (6.29)%
  Oncore & Firstar Oncore Xtra.....              184          $  9.927334     $     1,827      1.4%          (6.29)%
2000
  Top Tradition....................              214          $ 12.259823     $     2,623      1.1%          22.60%      03/01/00
  Top Explorer.....................               49          $ 12.239770     $       599      1.3%          22.40%      03/01/00
  Oncore Flex......................           10,334          $ 10.574394     $   109,272      1.5%           4.73%
  Oncore & Firstar Oncore Value....           19,092          $ 10.689820     $   204,094      0.9%           5.35%
  Oncore & Firstar Oncore
     Premier.......................           86,194          $ 10.593495     $   913,100      1.4%           4.83%
  Oncore Xtra......................              125          $ 10.593495     $     1,324      1.4%          22.30%      03/01/00
1999
  Oncore Flex......................           12,836          $ 10.096966     $   129,603      1.5%           0.97%      03/01/99
  Oncore Value.....................           10,785          $ 10.147105     $   109,437      0.9%           1.47%      03/01/99
  Oncore & Firstar Oncore
     Premier.......................           76,879          $ 10.105289     $   776,881      1.4%           1.05%      03/01/99

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
DOW TARGET 10 APRIL SUBACCOUNT
2001
  Top Explorer.....................              101          $ 10.636662     $     1,078      1.3%          (3.36)%
  Oncore Flex......................            1,455          $  9.902143     $    14,403      1.5%          (3.55)%
  Oncore & Firstar Oncore Value....           22,941          $ 10.065069     $   230,906      0.9%          (2.97)%
  Oncore & Firstar Oncore
     Premier.......................          100,471          $  9.929047     $   997,570      1.4%          (3.45)%
  Oncore & Firstar Oncore Xtra.....            1,239          $  9.929047     $    12,307      1.4%          (3.45)%
2000
  Top Explorer.....................               50          $ 11.006256     $       550      1.3%          10.06%      04/01/00
  Oncore Flex......................            1,836          $ 10.266586     $    18,847      1.5%           1.03%
  Oncore & Firstar Oncore Value....           26,576          $ 10.373442     $   275,688      0.9%           1.63%
  Oncore & Firstar Oncore
     Premier.......................          111,285          $ 10.284273     $ 1,144,483      1.4%           1.13%
  Oncore Xtra......................              510          $ 10.284273     $     5,250      1.4%          15.03%      04/01/00
1999
  Oncore Flex......................              884          $ 10.162000     $     8,986      1.5%           1.62%      04/01/99
  Oncore & Firstar Oncore Value....           16,520          $ 10.207320     $   168,626      0.9%           2.07%      04/01/99
  Oncore & Firstar Oncore
     Premier.......................          106,002          $ 10.169517     $ 1,077,995      1.4%           1.70%      04/01/99
DOW TARGET 10 MAY SUBACCOUNT
2001
  Top Tradition....................                8          $ 11.238224     $        88      1.1%          (2.58)%
  Top Explorer.....................              222          $ 11.201228     $     2,485      1.3%          (2.77)%
  Oncore Flex......................            1,112          $  9.099753     $    10,116      1.5%          (2.97)%
  Oncore & Firstar Oncore Value....           18,283          $  9.245139     $   169,028      0.9%          (2.39)%
  Oncore & Firstar Oncore
     Premier.......................           77,593          $  9.123748     $   707,949      1.4%          (2.87)%
  Oncore & Firstar Oncore Xtra.....            1,703          $  9.123748     $    15,536      1.4%          (2.87)%
2000
  Top Tradition....................                8          $ 11.535915     $        93      1.1%          15.36%      05/01/00
  Top Explorer.....................              179          $ 11.520842     $     2,059      1.3%          15.21%      05/01/00
  Oncore Flex......................            1,223          $  9.378002     $    11,466      1.5%          12.79%
  Oncore & Firstar Oncore Value....           17,082          $  9.471169     $   161,785      0.9%          13.46%
  Oncore & Firstar Oncore
     Premier.......................           88,111          $  9.393413     $   827,668      1.4%          12.90%
  Oncore Xtra......................              148          $  9.393413     $     1,393      1.4%          15.13%      05/01/00
1999
  Oncore Flex......................            1,438          $  8.314354     $    11,957      1.5%         (16.86)%     05/03/99
  Oncore & Firstar Oncore Value....            8,296          $  8.347547     $    69,248      0.9%         (16.52)%     05/03/99
  Oncore & Firstar Oncore
     Premier.......................           76,354          $  8.319856     $   635,258      1.4%         (16.80)%     05/03/99
DOW TARGET 10 JUNE SUBACCOUNT
2001
  Top Tradition....................               70          $ 10.492033     $       730      1.1%          (2.39)%
  Top Explorer.....................              317          $ 10.459236     $     3,313      1.3%          (2.58)%
  Oncore Flex......................            1,186          $  8.786883     $    10,420      1.5%          (2.78)%
  Oncore & Firstar Oncore Value....           18,360          $  8.922657     $   163,821      0.9%          (2.19)%
  Oncore & Firstar Oncore
     Premier.......................           72,427          $  8.809318     $   638,034      1.4%          (2.68)%
  Oncore & Firstar Oncore Xtra.....           14,025          $  8.809318     $   123,554      1.4%          (2.68)%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
2000
  Top Explorer.....................              221          $ 10.736569     $     2,377      1.3%           7.37%      06/01/00
  Oncore Flex......................            1,343          $  9.037798     $    12,141      1.5%           0.81%
  Oncore & Firstar Oncore Value....           21,261          $  9.122863     $   193,962      0.9%           1.41%
  Oncore & Firstar Oncore
     Premier.......................           93,647          $  9.051886     $   847,676      1.4%           0.91%
  Oncore Xtra......................              708          $  9.051886     $     6,412      1.4%           7.30%      06/01/00
1999
  Oncore Flex......................            1,644          $  8.965064     $    14,737      1.5%         (10.35)%     06/01/99
  Oncore & Firstar Oncore Value....           18,773          $  8.996165     $   168,883      0.9%         (10.04)%     06/01/99
  Oncore & Firstar Oncore
     Premier.......................          108,507          $  8.970220     $   973,340      1.4%         (10.30)%     06/01/99
DOW TARGET 10 JULY SUBACCOUNT
2001
  Top Tradition....................              166          $ 11.123504     $     1,848      1.1%          (4.43)%
  Top Explorer.....................              153          $ 11.090680     $     1,692      1.3%          (4.62)%
  Oncore Flex......................              455          $  8.652487     $     3,940      1.5%          (4.81)%
  Oncore & Firstar Oncore Value....           32,826          $  8.781917     $   288,271      0.9%          (4.24)%
  Oncore & Firstar Oncore
     Premier.......................           80,730          $  8.673860     $   700,246      1.4%          (4.71)%
  Oncore & Firstar Oncore Xtra.....            9,709          $  8.673860     $    84,212      1.4%          (4.71)%
2000
  Top Tradition....................                3          $ 11.638858     $        31      1.1%          16.39%      07/01/00
  Top Explorer.....................               97          $ 11.627611     $     1,124      1.3%          16.28%      07/01/00
  Oncore Flex......................              117          $  9.089407     $     1,065      1.5%           2.80%
  Oncore & Firstar Oncore Value....           34,206          $  9.170518     $   313,690      0.9%           3.41%
  Oncore & Firstar Oncore
     Premier.......................           92,030          $  9.102829     $   837,734      1.4%           2.90%
  Oncore Xtra......................               34          $  9.102829     $       311      1.4%          19.08%      07/01/00
1999
  Oncore Flex......................              229          $  8.841905     $     2,023      1.5%         (11.58)%     07/01/99
  Oncore & Firstar Oncore Value....           30,287          $  8.868269     $   268,590      0.9%         (11.32)%     07/01/99
  Oncore & Firstar Oncore
     Premier.......................           81,217          $  8.846278     $   718,480      1.4%         (11.54)%     07/01/99
DOW TARGET 10 AUGUST SUBACCOUNT
2001
  Top Tradition....................              137          $ 10.581981     $     1,446      1.1%          (4.11)%
  Top Explorer.....................            3,648          $ 10.552392     $    38,494      1.3%          (4.30)%
  Oncore Flex......................            5,320          $  8.533203     $    45,396      1.5%          (4.49)%
  Oncore & Firstar Oncore Value....           12,287          $  8.656762     $   106,361      0.9%          (3.92)%
  Oncore & Firstar Oncore
     Premier.......................           57,718          $  8.553624     $   493,710      1.4%          (4.39)%
  Oncore Xtra......................            5,567          $  8.553624     $    47,618      1.4%          (4.39)%
2000
  Top Tradition....................               62          $ 11.035213     $       680      1.1%          10.35%      08/01/00
  Top Explorer.....................            2,112          $ 11.026265     $    23,283      1.3%          10.26%      08/01/00
  Oncore Flex......................            6,624          $  8.934124     $    59,176      1.5%           0.29%
  Oncore & Firstar Oncore Value....           13,403          $  9.009581     $   120,754      0.9%           0.89%
  Oncore & Firstar Oncore
     Premier.......................           77,541          $  8.946631     $   693,745      1.4%           0.39%
  Oncore Xtra......................            3,971          $  8.946631     $    35,528      1.4%          10.72%      08/01/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1999
  Oncore Flex......................            2,889          $  8.907985     $    25,734      1.5%         (10.92)%     08/02/99
  Oncore & Firstar Oncore Value....           11,450          $  8.930326     $   102,249      0.9%         (10.70)%     08/02/99
  Oncore & Firstar Oncore
     Premier.......................           75,895          $  8.911699     $   676,363      1.4%         (10.88)%     08/02/99
DOW TARGET 10 SEPTEMBER SUBACCOUNT
2001
  Top Tradition....................            2,071          $  9.996512     $    20,705      1.1%          (5.07)%
  Top Explorer.....................              115          $  9.970224     $     1,142      1.3%          (5.26)%
  Oncore & Firstar Oncore Flex.....           12,905          $  8.473433     $   109,346      1.5%          (5.45)%
  Oncore & Firstar Oncore Value....           24,810          $  8.591526     $   213,162      0.9%          (4.88)%
  Oncore & Firstar Oncore
     Premier.......................           51,454          $  8.492948     $   437,001      1.4%          (5.35)%
  Oncore & Firstar Oncore Xtra.....            1,124          $  8.492948     $     9,547      1.4%          (5.35)%
  Oncore Lite......................              295          $  8.492948     $     2,503      1.4%          (4.52)%     04/17/01
2000
  Top Tradition....................                2          $ 10.530600     $        22      1.1%           5.31%      09/01/00
  Top Explorer.....................               50          $ 10.523827     $       526      1.3%           5.24%      09/01/00
  Oncore & Firstar Oncore Flex.....           13,551          $  8.961699     $   121,443      1.5%           1.95%
  Oncore & Firstar Oncore Value....           26,115          $  9.032539     $   235,883      0.9%           2.56%
  Oncore & Firstar Oncore
     Premier.......................           65,224          $  8.973435     $   585,284      1.4%           2.05%
  Oncore Xtra......................                2          $  8.973435     $        17      1.4%           5.20%      09/01/00
1999
  Oncore & Firstar Oncore Flex.....           10,541          $  8.789882     $    92,650      1.5%         (12.10)%     09/01/99
  Oncore & Firstar Oncore Value....           79,583          $  8.807215     $   700,905      0.9%         (11.93)%     09/01/99
  Oncore & Firstar Oncore
     Premier.......................           76,568          $  8.792764     $   673,251      1.4%         (12.07)%     09/01/99
DOW TARGET 10 OCTOBER SUBACCOUNT
2001
  Top Tradition....................              620          $ 11.327983     $     7,023      1.1%          (2.66)%
  Top Explorer.....................              123          $ 11.300106     $     1,392      1.3%          (2.85)%
  Oncore & Firstar Oncore Flex.....            8,584          $  9.623510     $    82,605      1.5%          (3.04)%
  Oncore & Firstar Oncore Value....           14,100          $  9.752850     $   137,519      0.9%          (2.46)%
  Oncore & Firstar Oncore
     Premier.......................           48,811          $  9.644863     $   470,769      1.4%          (2.95)%
  Oncore & Firstar Oncore Xtra.....            3,228          $  9.644863     $    31,134      1.4%          (2.95)%
  Oncore Lite......................            1,073          $  9.644863     $    10,350      1.4%           0.55%      04/17/01
2000
  Top Tradition....................               56          $ 11.637299     $       652      1.1%          16.37%      10/01/00
  Top Explorer.....................               49          $ 11.631779     $       566      1.3%          16.32%      10/01/00
  Oncore & Firstar Oncore Flex.....           11,164          $  9.925659     $   110,812      1.5%           7.50%
  Oncore & Firstar Oncore Value....           13,715          $  9.999222     $   137,138      0.9%           8.14%
  Oncore & Firstar Oncore
     Premier.......................           62,194          $  9.937828     $   618,074      1.4%           7.61%
  Oncore Xtra......................              347          $  9.937828     $     3,444      1.4%          17.93%      10/01/00
1999
  Oncore & Firstar Oncore Flex.....           14,194          $  9.232746     $   131,047      1.5%          (7.67)%     10/01/99
  Oncore & Firstar Oncore Value....           63,617          $  9.246429     $   588,233      0.9%          (7.54)%     10/01/99
  Oncore & Firstar Oncore
     Premier.......................           73,188          $  9.235010     $   675,893      1.4%          (7.65)%     10/01/99

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
DOW TARGET 10 NOVEMBER SUBACCOUNT
2001
  Top Tradition....................            2,651          $  9.216288     $    24,431      1.1%          (2.42)%
  Top Plus.........................              214          $  9.255888     $     1,982      0.9%          (2.22)%
  Top Explorer.....................            1,240          $  9.176908     $    11,382      1.3%          (2.61)%
  Oncore Flex......................            4,590          $  9.137733     $    41,940      1.5%          (2.81)%
  Oncore & Firstar Oncore Value....           14,725          $  9.255888     $   136,289      0.9%          (2.22)%
  Oncore & Firstar Oncore
     Premier.......................           41,526          $  9.157275     $   380,269      1.4%          (2.71)%
  Oncore & Firstar Oncore Xtra.....           11,728          $  9.157275     $   107,397      1.4%          (2.71)%
  Oncore Lite......................              246          $  9.157275     $     2,250      1.4%          (0.32)%     04/17/01
2000
  Top Tradition....................            2,104          $  9.444713     $    19,870      1.1%          (6.43)%
  Top Plus.........................              227          $  9.466431     $     2,144      1.1%          (6.25)%
  Top Explorer.....................               57          $  9.423069     $       538      1.3%          (6.62)%
  Oncore Flex......................            3,401          $  9.401503     $    31,974      1.5%          (6.80)%
  Oncore & Firstar Oncore Value....           11,664          $  9.466431     $   110,424      0.9%          (6.25)%
  Oncore & Firstar Oncore
     Premier.......................           54,323          $  9.412267     $   511,308      1.4%          (6.71)%
  Oncore Xtra......................               70          $  9.412267     $       655      1.4%          (6.71)%
1999
  Top Tradition....................            2,102          $ 10.093952     $    21,222      1.1%           0.94%      11/01/99
  Top Plus.........................              660          $ 10.097329     $     6,668      0.9%           0.97%      11/01/99
  Top Explorer.....................              332          $ 10.090668     $     3,355      1.3%           0.91%      11/01/99
  Oncore Flex......................            4,234          $ 10.087394     $    42,712      1.5%           0.87%      11/01/99
  Oncore & Firstar Oncore Value....           63,205          $ 10.097239     $   638,182      0.9%           0.97%      11/01/99
  Oncore & Firstar Oncore
     Premier.......................           60,892          $ 10.089029     $   614,341      1.4%           0.89%      11/01/99
DOW TARGET 10 DECEMBER SUBACCOUNT
2001
  Top Tradition....................               61          $  9.667527     $       591      1.1%          (1.97)%
  Top Plus.........................              388          $  9.707487     $     3,766      0.9%          (1.77)%
  Top Explorer.....................              994          $  9.627760     $     9,572      1.3%          (2.17)%
  Oncore Flex......................              633          $  9.588243     $     6,066      1.5%          (2.36)%
  Oncore & Firstar Oncore Value....           10,587          $  9.707487     $   102,773      0.9%          (1.77)%
  Oncore & Firstar Oncore
     Premier.......................           30,835          $  9.607965     $   296,260      1.4%          (2.26)%
  Oncore & Firstar Oncore Xtra.....            7,532          $  9.607965     $    72,371      1.4%          (2.26)%
  Oncore Lite......................              256          $  9.607965     $     2,460      1.4%          (0.26)%     04/17/01
2000
  Top Tradition....................               62          $  9.861820     $       608      1.1%          (1.45)%
  Top Plus.........................              438          $  9.882898     $     4,331      0.9%          (1.26)%
  Top Explorer.....................               54          $  9.840814     $       535      1.3%          (1.65)%
  Oncore Flex......................              617          $  9.819899     $     6,056      1.5%          (1.84)%
  Oncore & Firstar Oncore Value....           10,636          $  9.882898     $   105,112      0.9%          (1.26)%
  Oncore & Firstar Oncore
     Premier.......................           40,467          $  9.830347     $   397,807      1.4%          (1.75)%
  Oncore Xtra......................            1,085          $  9.830347     $    10,667      1.4%          (1.75)%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1999
  Top Tradition....................                7          $ 10.007412     $        73      1.1%           0.07%      12/01/99
  Top Plus.........................              484          $ 10.009047     $     4,846      0.9%           0.09%      12/01/99
  Oncore Flex......................              727          $ 10.004157     $     7,269      1.5%           0.04%      12/01/99
  Oncore & Firstar Oncore Value....           62,994          $ 10.009047     $   630,513      0.9%           0.09%      12/01/99
  Oncore & Firstar Oncore
     Premier.......................           60,716          $ 10.004968     $   607,457      1.4%           0.05%      12/01/99
  Oncore Xtra......................            1,047          $ 10.004968     $    10,477      1.4%           0.05%      12/01/99
DOW TARGET 5 JANUARY SUBACCOUNT
2001
  Top Tradition....................               16          $ 10.707627     $       169      1.1%          (4.35)%
  Top Explorer.....................              782          $ 10.665537     $     8,345      1.3%          (4.54)%
  Oncore Flex......................                4          $ 10.623676     $        46      1.5%          (4.73)%
  Oncore Value.....................               65          $ 10.749930     $       701      0.9%          (4.16)%
  Oncore & Firstar Oncore
     Premier.......................            5,882          $ 10.644549     $    62,608      1.4%          (4.63)%
  Oncore & Firstar Oncore Xtra.....            6,131          $ 10.644549     $    65,253      1.4%          (4.63)%
2000
  Top Tradition....................               11          $ 11.194408     $       122      1.1%          11.94%      01/03/00
  Top Explorer.....................              786          $ 11.172600     $     8,777      1.3%          11.73%      01/03/00
  Oncore Value.....................              227          $ 11.216294     $     2,541      0.9%          12.16%      01/03/00
  Oncore & Firstar Oncore
     Premier.......................            6,343          $ 11.161704     $    70,803      1.4%          11.62%      01/03/00
  Oncore Xtra......................            6,015          $ 11.161704     $    67,140      1.4%          11.62%      01/03/00
DOW TARGET 5 FEBRUARY SUBACCOUNT
2001
  Top I............................               95          $ 11.765062     $     1,118      1.1%          (2.52)%
  Oncore Flex......................                4          $ 11.676483     $        49      1.5%          (2.91)%
  Oncore Value.....................               96          $ 11.809675     $     1,130      0.9%          (2.33)%
  Oncore & Firstar Oncore
     Premier.......................            5,028          $ 11.698512     $    58,819      1.4%          (2.81)%
  Oncore & Firstar Oncore Xtra.....            7,066          $ 11.698512     $    82,658      1.4%          (2.81)%
2000
  Top I............................               95          $ 12.069679     $     1,150      1.1%          20.70%      02/01/00
  Oncore Value.....................              207          $ 12.091353     $     2,501      0.9%          20.91%      02/01/00
  Oncore Premier...................            5,196          $ 12.037262     $    62,545      1.4%          20.37%      02/01/00
  Oncore Xtra......................            3,674          $ 12.037262     $    44,222      1.4%          20.37%      02/01/00
DOW TARGET 5 MARCH SUBACCOUNT
2001
  Top I............................               53          $ 12.769902     $       671      1.1%          (5.63)%
  Top Tradition....................                9          $ 12.769902     $       119      1.1%          (5.63)%
  Top Plus.........................              642          $ 12.816307     $     8,229      0.9%          (5.45)%
  Oncore Flex......................                4          $ 12.677705     $        48      1.5%          (6.01)%
  Oncore Value.....................               85          $ 12.816307     $     1,090      0.9%          (5.45)%
  Oncore & Firstar Oncore
     Premier.......................            6,159          $ 12.700642     $    78,234      1.4%          (5.92)%
  Oncore & Firstar Oncore Xtra.....            3,534          $ 12.700642     $    44,879      1.4%          (5.92)%
2000
  Top Plus.........................              642          $ 13.554487     $     8,704      0.9%          35.54%      03/01/00
  Oncore Value.....................               85          $ 13.554487     $     1,156      0.9%          35.54%      03/01/00
  Oncore & Firstar Oncore
     Premier.......................            5,842          $ 13.499162     $    78,857      1.4%          34.99%      03/01/00
  Oncore Xtra......................            3,334          $ 13.499162     $    45,007      1.4%          34.99%      03/01/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
DOW TARGET 5 APRIL SUBACCOUNT
2001
  Top Tradition....................              364          $ 10.916013     $     3,973      1.1%         (11.61)%
  Oncore Flex......................                4          $ 10.841084     $        48      1.5%         (11.96)%
  Oncore Value.....................              221          $ 10.953742     $     2,424      0.9%         (11.43)%
  Oncore Premier...................            3,963          $ 10.859730     $    43,039      1.4%         (11.87)%
  Oncore Xtra......................            3,792          $ 10.859730     $    41,171      1.4%         (11.87)%
2000
  Oncore Value.....................              297          $ 12.367659     $     3,672      0.9%          23.68%      04/03/00
  Oncore Premier...................            5,026          $ 12.322650     $    61,935      1.4%          23.23%      04/03/00
  Oncore Xtra......................            3,414          $ 12.322650     $    42,073      1.4%          23.23%      04/03/00
DOW TARGET 5 MAY SUBACCOUNT
2001
  Oncore Flex......................              976          $ 11.413128     $    11,140      1.5%         (10.60)%
  Oncore Value.....................               65          $ 11.526500     $       746      0.9%         (10.07)%
  Oncore & Firstar Oncore
     Premier.......................            3,882          $ 11.431892     $    44,384      1.4%         (10.51)%
  Oncore & Firstar Oncore Xtra.....            3,607          $ 11.431892     $    41,233      1.4%         (10.51)%
2000
  Oncore Flex......................              972          $ 12.766612     $    12,413      1.5%          27.67%      05/01/00
  Oncore Value.....................               71          $ 12.816729     $       908      0.9%          28.17%      05/01/00
  Oncore & Firstar Oncore
     Premier.......................            4,026          $ 12.774931     $    51,429      1.4%          27.75%      05/01/00
  Oncore Xtra......................            3,201          $ 12.774931     $    40,892      1.4%          27.75%      05/01/00
DOW TARGET 5 JUNE SUBACCOUNT
2001
  Top I............................              422          $ 10.563869     $     4,455      1.1%          (9.40)%
  Top Tradition....................                4          $ 10.563869     $        47      1.1%          (9.40)%
  Oncore Flex......................                9          $ 10.498008     $        95      1.5%          (9.76)%
  Oncore Value.....................               63          $ 10.597004     $       672      0.9%          (9.22)%
  Oncore & Firstar Oncore
     Premier.......................            3,898          $ 10.514396     $    40,989      1.4%          (9.67)%
  Oncore & Firstar Oncore Xtra.....           14,083          $ 10.514396     $   148,061      1.4%          (9.67)%
2000
  Oncore Flex......................                5          $ 11.633577     $        58      1.5%          16.34%      06/01/00
  Oncore Value.....................               64          $ 11.673423     $       742      0.9%          16.73%      06/01/00
  Oncore Premier...................            2,696          $ 11.640186     $    31,385      1.4%          16.40%      06/01/00
  Oncore Xtra......................            3,427          $ 11.640186     $    39,896      1.4%          16.40%      06/01/00
DOW TARGET 5 JULY SUBACCOUNT
2001
  Top Tradition....................                4          $ 11.016026     $        49      1.1%          (6.33)%
  Top Explorer.....................                3          $ 10.983500     $        38      1.3%          (6.51)%
  Oncore Flex......................              266          $ 10.951136     $     2,918      1.5%          (6.70)%
  Oncore Value.....................               62          $ 11.048678     $       681      0.9%          (6.14)%
  Oncore & Firstar Oncore
     Premier.......................            2,180          $ 10.967284     $    23,904      1.4%          (6.61)%
  Oncore & Firstar Oncore Xtra.....            7,339          $ 10.967284     $    80,480      1.4%          (6.61)%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
2000
  Oncore Flex......................                5          $ 11.737519     $        59      1.5%          17.38%      07/03/00
  Oncore Value.....................               62          $ 11.771617     $       728      0.9%          17.72%      07/03/00
  Oncore Premier...................            2,063          $ 11.743179     $    24,225      1.4%          17.43%      07/03/00
  Oncore Xtra......................              497          $ 11.743179     $     5,839      1.4%          17.43%      07/03/00
DOW TARGET 5 AUGUST SUBACCOUNT
2001
  Top Tradition....................              424          $ 11.879245     $     5,035      1.1%           0.78%
  Top Plus.........................              703          $ 11.912570     $     8,380      0.9%           0.98%
  Top Explorer.....................            2,137          $ 11.846045     $    25,310      1.3%           0.58%
  Oncore Flex......................                9          $ 11.812984     $       106      1.5%           0.38%
  Oncore Value.....................               35          $ 11.912570     $       420      0.9%           0.98%
  Oncore & Firstar Oncore
     Premier.......................           14,847          $ 11.829490     $   175,634      1.4%           0.48%
  Oncore & Firstar Oncore Xtra.....            1,695          $ 11.829490     $    20,051      1.4%           0.48%
2000
  Top Tradition....................               58          $ 11.787825     $       680      1.1%          17.88%      08/01/00
  Oncore Flex......................                5          $ 11.768752     $        59      1.5%          17.69%      08/01/00
  Oncore Value.....................               35          $ 11.797386     $       416      0.9%          17.97%      08/01/00
  Oncore Premier...................            1,724          $ 11.773510     $    20,295      1.4%          17.74%      08/01/00
  Oncore Xtra......................               11          $ 11.773510     $       130      1.4%          17.74%      08/01/00
DOW TARGET 5 SEPTEMBER SUBACCOUNT
2001
  Top Tradition....................              236          $ 11.766432     $     2,778      1.1%           1.24%
  Top Explorer.....................                4          $ 11.735516     $        44      1.3%           1.04%
  Oncore Flex......................               12          $  8.689052     $       107      1.5%           0.84%
  Oncore Value.....................              270          $  8.810112     $     2,375      0.9%           1.44%
  Oncore & Firstar Oncore
     Premier.......................           11,935          $  8.709050     $   103,948      1.4%           0.94%
  Oncore & Firstar Oncore Xtra.....              621          $  8.709050     $     5,405      1.4%           0.94%
2000
  Oncore Flex......................                7          $  8.617025     $        58      1.5%          15.14%
  Oncore Value.....................              289          $  8.685121     $     2,510      0.9%          15.82%
  Oncore Premier...................           11,687          $  8.628297     $   100,849      1.4%          15.25%
  Oncore Xtra......................               16          $  8.628297     $       135      1.4%          16.11%      09/01/00
1999
  Oncore Value.....................            1,003          $  7.498869     $     7,520      0.9%         (25.01)%     09/01/99
  Oncore Premier...................            9,789          $  7.486547     $    73,290      1.4%         (25.13)%     09/01/99
DOW TARGET 5 OCTOBER SUBACCOUNT
2001
  Top Tradition....................               13          $ 12.698301     $       162      1.1%           2.08%
  Top Plus.........................              761          $ 12.729653     $     9,686      0.9%           2.28%
  Top Explorer.....................               42          $ 12.667052     $       530      1.3%           1.87%
  Oncore Flex......................               13          $  9.284298     $       116      1.5%           1.67%
  Oncore Value.....................            1,206          $  9.409087     $    11,352      0.9%           2.28%
  Oncore & Firstar Oncore
     Premier.......................           12,987          $  9.304931     $   120,843      1.4%           1.77%
  Oncore & Firstar Oncore Xtra.....            3,306          $  9.304931     $    30,765      1.4%           1.77%
  Oncore Lite......................              129          $  9.304931     $     1,202      1.4%           1.73%      04/17/01

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
2000
  Top Tradition....................                7          $ 12.440161     $        87      1.1%          24.40%      10/01/00
  Oncore Flex......................                7          $  9.131804     $        60      1.5%           7.46%
  Oncore Value.....................              956          $  9.199476     $     8,790      0.9%           8.09%
  Oncore & Firstar Oncore
     Premier.......................           25,618          $  9.143022     $   234,233      1.4%           7.56%
  Oncore Xtra......................               14          $  9.143022     $       128      1.4%          24.85%      10/01/00
1999
  Oncore Value.....................              946          $  8.510857     $     8,048      0.9%         (14.89)%     10/01/99
  Oncore Premier...................           20,835          $  8.500346     $   177,112      1.4%         (15.00)%     10/01/99
DOW TARGET 5 NOVEMBER SUBACCOUNT
2001
  Top Tradition....................              112          $  8.638926     $       966      1.1%           1.15%
  Top Explorer.....................            1,062          $  8.602000     $     9,133      1.3%           0.95%
  Oncore Flex......................               12          $  8.565296     $       107      1.5%           0.75%
  Oncore Value.....................            2,044          $  8.676037     $    17,733      0.9%           1.35%
  Oncore & Firstar Oncore
     Premier.......................            7,098          $  8.583584     $    60,929      1.4%           0.85%
  Oncore & Firstar Oncore Xtra.....            5,671          $  8.583584     $    48,675      1.4%           0.85%
  Oncore Lite......................              205          $  8.583584     $     1,758      1.4%          (3.06)%     04/17/01
2000
  Top Tradition....................              112          $  8.540946     $       956      1.1%         (14.25)%
  Top Explorer.....................              991          $  8.521374     $     8,441      1.3%         (14.42)%
  Oncore Flex......................                6          $  8.501874     $        53      1.5%         (14.59)%
  Oncore Value.....................            2,105          $  8.560591     $    18,019      0.9%         (14.08)%
  Oncore & Firstar Oncore
     Premier.......................            7,755          $  8.511600     $    66,018      1.4%         (14.50)%
  Oncore Xtra......................               15          $  8.511600     $       125      1.4%         (14.50)%
1999
  Top Tradition....................               60          $  9.960325     $       600      1.1%          (0.40)%     11/01/99
  Top Explorer.....................            1,151          $  9.957083     $    11,462      1.3%          (0.43)%     11/01/99
  Oncore Value.....................            1,907          $  9.963566     $    18,997      0.9%          (0.36)%     11/01/99
  Oncore & Firstar Oncore
     Premier.......................            7,283          $  9.955465     $    72,511      1.4%          (0.45)%     11/01/99
DOW TARGET 5 DECEMBER SUBACCOUNT
2001
  Top Tradition....................                5          $ 10.934492     $        59      1.1%           3.20%
  Top Plus.........................              792          $ 10.979675     $     8,693      0.9%           3.41%
  Top Explorer.....................              211          $ 10.889552     $     2,303      1.3%           3.00%
  Oncore Flex......................               10          $ 10.844863     $       106      1.5%           2.79%
  Oncore Value.....................               63          $ 10.979675     $       690      0.9%           3.41%
  Oncore & Firstar Oncore
     Premier.......................            7,632          $ 10.867159     $    82,941      1.4%           2.90%
  Oncore & Firstar Oncore Xtra.....           10,095          $ 10.867159     $   109,689      1.4%           2.90%
  Oncore Lite......................              152          $ 10.867159     $     1,656      1.4%           0.93%      04/17/01

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
2000
  Top Tradition....................                5          $ 10.595121     $        58      1.1%           5.88%
  Top Plus.........................              792          $ 10.617749     $     8,407      0.9%           6.09%
  Top Explorer.....................              123          $ 10.572580     $     1,303      1.3%           5.67%
  Oncore Flex......................                5          $ 10.550116     $        55      1.5%           5.46%
  Oncore Value.....................               63          $ 10.617749     $       669      0.9%           6.09%
  Oncore & Firstar Oncore
     Premier.......................            6,903          $ 10.561334     $    72,908      1.4%           5.57%
  Oncore Xtra......................            9,720          $ 10.561334     $   102,646      1.4%           5.57%
1999
  Top Tradition....................              532          $ 10.006724     $     5,328      1.1%           0.07%      12/01/99
  Top Plus.........................              792          $ 10.008355     $     7,924      0.9%           0.08%      12/01/99
  Top Explorer.....................              124          $ 10.005092     $     1,241      1.3%           0.05%      12/01/99
  Oncore Value.....................              262          $ 10.008355     $     2,621      0.9%           0.08%      12/01/99
  Oncore & Firstar Oncore
     Premier.......................            5,997          $ 10.004277     $    59,991      1.4%           0.04%      12/01/99
  Oncore Xtra......................            2,905          $ 10.004277     $    29,074      1.4%           0.04%      12/01/99
MONTGOMERY ASSET EMERGING MARKET
  SUBACCOUNT
1998
  Investar Vision & Top Spectrum...           51,176          $  6.030274     $   308,606      1.4%         (38.39)%
  Top Explorer.....................           72,272          $  5.657457     $   408,877      1.3%         (38.33)%
  Oncore Premier...................            1,154          $  6.401040     $     7,389      1.4%         (35.99)%     05/01/98
1997
  Investar Vision & Top Spectrum...           32,560          $  9.788417     $   318,708      1.4%          (2.12)%     01/04/97
  Top Explorer.....................           56,016          $  9.174160     $   513,900      1.3%          (8.26)%     04/01/97
MONTGOMERY ASSET SMALL CAP
  OPPORTUNITY SUBACCOUNT
1998
  Oncore Flex......................            1,466          $  9.188061     $    13,467      1.5%          (8.12)%     05/01/98
  Oncore Value.....................            2,808          $  9.224569     $    25,905      0.9%          (7.75)%     05/01/98
  Oncore Premier...................            5,557          $  9.194116     $    51,090      1.4%          (8.06)%     05/01/98
FIDELITY VIP GROWTH SUBACCOUNT
2001
  Top Explorer.....................          429,163          $ 16.661660     $ 7,150,565      1.3%         (18.71)%
2000
  Top Explorer.....................          476,148          $ 20.497608     $ 9,759,896      1.3%         (12.12)%
1999
  Top Explorer.....................          501,352          $ 23.324677     $11,693,874      1.3%          35.67%
1998
  Top Explorer.....................          263,103          $ 17.191614     $ 4,523,170      1.3%          37.70%
1997
  Top Explorer.....................           81,290          $ 12.484707     $ 1,014,882      1.3%          24.85%      04/01/97
FIDELITY VIP EQUITY INCOME
  SUBACCOUNT
2001
  Top Explorer.....................          396,056          $ 14.523453     $ 5,752,099      1.3%          (6.18)%
2000
  Top Explorer.....................          437,314          $ 15.480617     $ 6,769,899      1.3%           7.03%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1999
  Top Explorer.....................          538,074          $ 14.463459     $ 7,782,417      1.3%           4.97%
1998
  Top Explorer.....................          398,393          $ 13.779285     $ 5,489,577      1.3%          10.20%
1997
  Top Explorer.....................          133,739          $ 12.504442     $ 1,672,331      1.3%          25.04%      04/01/97
FIDELITY VIP HIGH INCOME BOND
  SUBACCOUNT
2001
  Top Explorer.....................          144,957          $  7.863433     $ 1,139,858      1.3%         (12.87)%
2000
  Top Explorer.....................          194,862          $  9.025114     $ 1,758,651      1.3%         (23.47)%
1999
  Top Explorer.....................          225,514          $ 11.792460     $ 2,659,367      1.3%           6.77%
1998
  Top Explorer.....................          280,388          $ 11.045007     $ 3,096,886      1.3%          (5.56)%
1997
  Top Explorer.....................          118,713          $ 11.694830     $ 1,388,325      1.3%          16.95%      04/01/97
JANUS ASPEN INSTITUTIONAL GROWTH
  SUBACCOUNT
2001
  Top I............................           17,297          $  7.334439     $   126,864      1.1%         (25.56)%
  Top Tradition....................          402,977          $  7.334439     $ 2,955,608      1.1%         (25.56)%
  Top Plus.........................          149,573          $  7.366024     $ 1,101,755      0.9%         (25.41)%
  Investar Vision & Top Spectrum...           40,381          $ 10.264673     $   414,499      1.4%         (25.78)%
  Top Explorer.....................          212,895          $  7.303014     $ 1,554,775      1.3%         (25.71)%
  Oncore & Firstar Oncore Flex.....          205,284          $ 10.227571     $ 2,099,558      1.5%         (25.86)%
  Oncore & Firstar Oncore Value....          596,168          $ 10.452831     $ 6,231,643      0.9%         (25.41)%
  Oncore & Firstar Oncore
     Premier.......................        2,524,855          $ 10.264673     $25,916,820      1.4%         (25.78)%
  Oncore & Firstar Oncore Xtra.....          329,196          $ 10.264673     $ 3,379,086      1.4%         (25.78)%
2000
  Top I............................           17,013          $  9.852763     $   167,628      1.1%         (15.48)%
  Top Tradition....................          419,996          $  9.852763     $ 4,138,118      1.1%         (15.48)%
  Top Plus.........................          174,803          $  9.875450     $ 1,726,263      0.9%         (15.31)%
  Investar Vision & Top Spectrum...           46,083          $ 13.830434     $   637,346      1.4%         (15.73)%
  Top Explorer.....................          337,714          $  9.830144     $ 3,319,780      1.3%         (15.65)%
  Oncore & Firstar Oncore Flex.....          271,837          $ 13.794144     $ 3,749,754      1.5%         (15.81)%
  Oncore & Firstar Oncore Value....          645,853          $ 14.013856     $ 9,050,884      0.9%         (15.31)%
  Oncore & Firstar Oncore
     Premier.......................        2,997,638          $ 13.830434     $41,458,638      1.4%         (15.73)%
  Oncore & Firstar Oncore Xtra.....          425,289          $ 13.830434     $ 5,881,936      1.4%         (15.73)%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1999
  Top I............................            7,707          $ 11.657335     $    89,839      1.1%          16.57%      11/01/99
  Top Tradition....................          140,899          $ 11.657335     $ 1,642,509      1.1%          16.57%      11/01/99
  Top Plus.........................           44,858          $ 11.661117     $   523,094      0.9%          16.61%      11/01/99
  Investar Vision & Top Spectrum...           14,331          $ 16.412037     $   235,194      1.4%          16.52%      11/01/99
  Top Explorer.....................          151,547          $ 11.653548     $ 1,766,055      1.3%          16.54%      11/01/99
  Oncore & Firstar Oncore Flex.....          181,724          $ 16.385089     $ 2,977,571      1.5%          41.86%
  Oncore & Firstar Oncore Value....          409,857          $ 16.547829     $ 6,782,245      0.9%          42.70%
  Oncore & Firstar Oncore
     Premier.......................        1,903,300          $ 16.412037     $31,237,052      1.4%          42.00%
  Oncore Xtra......................           37,224          $ 16.412037     $   610,922      1.4%          16.52%      11/01/99
1998
  Oncore Flex......................            7,103          $ 11.550278     $    82,037      1.5%          15.50%      05/01/98
  Oncore Value.....................           59,300          $ 11.596125     $   687,650      0.9%          15.96%      05/01/98
  Oncore Premier...................          142,559          $ 11.557898     $ 1,647,677      1.4%          15.58%      05/01/98
JANUS ASPEN INSTITUTIONAL
  INTERNATIONAL GROWTH SUBACCOUNT
2001
  Oncore & Firstar Oncore Flex.....           53,202          $ 11.097464     $   590,405      1.5%         (24.38)%
  Oncore & Firstar Oncore Value....          104,233          $ 11.341733     $ 1,182,178      0.9%         (23.92)%
  Oncore & Firstar Oncore
     Premier.......................          380,072          $ 11.137690     $ 4,233,123      1.4%         (24.30)%
  Oncore & Firstar Oncore Xtra.....          108,231          $ 11.137690     $ 1,205,455      1.4%         (24.30)%
2000
  Oncore & Firstar Oncore Flex.....           70,851          $ 14.674821     $ 1,039,732      1.5%         (17.18)%
  Oncore & Firstar Oncore Value....          114,822          $ 14.908442     $ 1,711,813      0.9%         (16.69)%
  Oncore & Firstar Oncore
     Premier.......................          408,896          $ 14.713393     $ 6,016,252      1.4%         (17.10)%
  Oncore & Firstar Oncore Xtra.....          129,827          $ 14.713393     $ 1,910,194      1.4%         (17.10)%
1999
  Oncore & Firstar Oncore Flex.....          228,884          $ 17.719378     $ 4,055,689      1.5%          79.59%
  Oncore & Firstar Oncore Value....           48,536          $ 17.895206     $   868,567      0.9%          80.65%
  Oncore & Firstar Oncore
     Premier.......................          152,819          $ 17.748475     $ 2,712,290      1.4%          79.76%
  Oncore & Firstar Oncore Xtra.....           16,246          $ 17.748475     $   288,345      1.4%          45.27%      11/01/99
1998
  Oncore Value.....................            3,169          $  9.905969     $    31,389      0.9%          (0.94)%     05/01/98
  Oncore Premier...................           19,644          $  9.873298     $   193,951      1.4%          (1.27)%     05/01/98
JANUS ASPEN INSTITUTIONAL WORLDWIDE
  GROWTH SUBACCOUNT
2001
  Top I............................           27,965          $  8.463030     $   236,665      1.1%         (23.29)%
  Top Tradition....................          307,065          $  8.463030     $ 2,598,700      1.1%         (23.29)%
  Top Plus.........................          134,429          $  8.499423     $ 1,142,572      0.9%         (23.13)%
  Investar Vision & Top Spectrum...          113,857          $ 10.634980     $ 1,210,864      1.4%         (23.51)%
  Top Explorer.....................          242,670          $  8.426786     $ 2,044,926      1.3%         (23.44)%
  Oncore & Firstar Oncore Flex.....          172,729          $ 10.798282     $ 1,865,173      1.5%         (23.59)%
  Oncore & Firstar Oncore Value....          397,264          $ 11.035976     $ 4,384,201      0.9%         (23.13)%
  Oncore & Firstar Oncore
     Premier.......................        1,408,490          $ 10.837423     $15,264,397      1.4%         (23.51)%
  Oncore & Firstar Oncore Xtra.....          225,665          $ 10.837423     $ 2,445,632      1.4%         (23.51)%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
2000
  Top I............................           26,493          $ 11.031902     $   292,269      1.1%         (16.59)%
  Top Tradition....................          329,043          $ 11.031902     $ 3,629,973      1.1%         (16.59)%
  Top Plus.........................          145,826          $ 11.057279     $ 1,612,434      0.9%         (16.42)%
  Investar Vision & Top Spectrum...          153,172          $ 13.904645     $ 2,129,800      1.4%         (16.83)%
  Top Explorer.....................          265,777          $ 11.006578     $ 2,925,293      1.3%         (16.75)%
  Oncore & Firstar Oncore Flex.....          194,391          $ 14.132175     $ 2,747,163      1.5%         (16.91)%
  Oncore & Firstar Oncore Value....          497,473          $ 14.357178     $ 7,142,309      0.9%         (16.42)%
  Oncore & Firstar Oncore
     Premier.......................        1,630,549          $ 14.169317     $23,103,771      1.4%         (16.83)%
  Oncore & Firstar Oncore Xtra.....          258,571          $ 14.169317     $ 3,663,775      1.4%         (16.83)%
1999
  Top I............................            3,185          $ 13.225533     $    42,118      1.1%          32.26%      11/01/99
  Top Tradition....................           84,104          $ 13.225533     $ 1,112,320      1.1%          32.26%      11/01/99
  Top Plus.........................           19,886          $ 13.229802     $   263,084      0.9%          32.30%      11/01/99
  Investar Vision & Top Spectrum...          141,812          $ 16.718939     $ 2,370,945      1.4%          62.18%
  Top Explorer.....................           33,158          $ 13.221258     $   438,387      1.3%          32.21%      11/01/99
  Oncore & Firstar Oncore Flex.....          370,658          $ 17.009248     $ 6,304,612      1.5%          62.02%
  Oncore & Firstar Oncore Value....          319,718          $ 17.178057     $ 5,492,132      0.9%          62.98%
  Oncore & Firstar Oncore
     Premier.......................        1,022,885          $ 17.037179     $17,427,105      1.4%          62.18%
  Oncore & Firstar Oncore Xtra.....            6,228          $ 17.037179     $   106,109      1.4%          32.19%      11/01/99
1998
  Investar Vision & Top Spectrum...           63,482          $ 10.308701     $   654,415      1.4%           3.09%      05/27/98
  Oncore Flex......................            2,063          $ 10.498008     $    21,655      1.5%           4.98%      05/01/98
  Oncore Value.....................           53,905          $ 10.539673     $   568,145      0.9%           5.40%      05/01/98
  Oncore Premier...................          139,755          $ 10.504917     $ 1,468,116      1.4%           5.05%      05/01/98
JANUS ASPEN INSTITUTIONAL BALANCED
  SUBACCOUNT
2001
  Top I............................           23,511          $ 10.049646     $   236,279      1.1%          (5.71)%
  Top Tradition....................          326,327          $ 10.049646     $ 3,279,466      1.1%          (5.71)%
  Top Plus.........................          197,509          $ 10.092837     $ 1,993,425      0.9%          (5.52)%
  Investar Vision & Top Spectrum...          360,910          $ 13.541875     $ 4,887,401      1.4%          (5.99)%
  Top Explorer.....................          201,883          $ 10.006634     $ 2,020,170      1.3%          (5.90)%
  Oncore & Firstar Oncore Flex.....          143,653          $ 13.122207     $ 1,885,048      1.5%          (6.08)%
  Oncore & Firstar Oncore Value....          459,055          $ 13.410992     $ 6,156,377      0.9%          (5.52)%
  Oncore & Firstar Oncore
     Premier.......................        2,465,029          $ 13.169779     $32,463,869      1.4%          (5.99)%
  Oncore & Firstar Oncore Xtra.....          267,010          $ 13.169779     $ 3,516,464      1.4%          (5.99)%
2000
  Top I............................           20,093          $ 10.657989     $   214,155      1.1%          (3.33)%
  Top Tradition....................          270,044          $ 10.657989     $ 2,878,125      1.1%          (3.33)%
  Top Plus.........................          198,240          $ 10.682514     $ 2,117,707      0.9%          (3.14)%
  Investar Vision & Top Spectrum...          418,274          $ 14.404552     $ 6,025,052      1.4%          (3.62)%
  Top Explorer.....................          245,282          $ 10.633531     $ 2,608,212      1.3%          (3.52)%
  Oncore & Firstar Oncore Flex.....          164,477          $ 13.972011     $ 2,298,078      1.5%          (3.71)%
  Oncore & Firstar Oncore Value....          497,551          $ 14.194521     $ 7,062,499      0.9%          (3.14)%
  Oncore & Firstar Oncore
     Premier.......................        2,785,101          $ 14.008748     $39,015,766      1.4%          (3.62)%
  Oncore & Firstar Oncore Xtra.....          281,520          $ 14.008748     $ 3,943,738      1.4%          (3.62)%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1999
  Top I............................            9,739          $ 11.025619     $   107,384      1.1%          10.26%      11/01/99
  Top Tradition....................           60,253          $ 11.025619     $   664,329      1.1%          10.26%      11/01/99
  Top Plus.........................           48,823          $ 11.029199     $   538,476      0.9%          10.29%      11/01/99
  Investar Vision & Top Spectrum...          401,500          $ 14.945572     $ 6,000,641      1.4%          25.01%
  Top Explorer.....................           31,407          $ 11.022042     $   346,167      1.3%          10.22%      11/01/99
  Oncore & Firstar Oncore Flex.....          123,188          $ 14.511033     $ 1,787,586      1.5%          24.89%
  Oncore & Firstar Oncore Value....          359,275          $ 14.655190     $ 5,265,237      0.9%          25.63%
  Oncore & Firstar Oncore
     Premier.......................        1,767,838          $ 14.534895     $25,695,352      1.4%          25.01%
  Oncore & Firstar Oncore Xtra.....            6,426          $ 14.534895     $    93,397      1.4%          10.20%      11/01/99
1998
  Investar Vision & Top Spectrum...          142,767          $ 11.955678     $ 1,706,876      1.4%          19.56%      05/27/98
  Oncore Flex......................           10,515          $ 11.619511     $   122,182      1.5%          16.20%      05/01/98
  Oncore Value.....................           42,915          $ 11.665611     $   500,627      0.9%          16.66%      05/01/98
  Oncore Premier...................          164,742          $ 11.627155     $ 1,915,476      1.4%          16.27%      05/01/98
SALOMON BROTHERS VARIABLE CAPITAL
  SUBACCOUNT
2001
  Oncore & Firstar Oncore Flex.....           45,028          $ 14.995451     $   675,221      1.5%           0.39%
  Oncore & Firstar Oncore Value....           58,830          $ 15.325385     $   901,600      0.9%           0.99%
  Oncore & Firstar Oncore
     Premier.......................          299,673          $ 15.049789     $ 4,510,016      1.4%           0.49%
  Oncore & Firstar Oncore Xtra.....          175,876          $ 15.049789     $ 2,646,885      1.4%           0.49%
  Oncore Lite......................           32,054          $ 15.049789     $   482,406      1.4%          (0.41)%     04/17/01
2000
  Oncore & Firstar Oncore Flex.....           24,021          $ 14.937157     $   358,808      1.5%          16.49%
  Oncore & Firstar Oncore Value....           19,554          $ 15.175006     $   296,725      0.9%          17.18%
  Oncore & Firstar Oncore
     Premier.......................           94,561          $ 14.976435     $ 1,416,191      1.4%          16.61%
  Oncore & Firstar Oncore Xtra.....           27,796          $ 14.976435     $   416,287      1.4%          16.61%
1999
  Oncore & Firstar Oncore Flex.....           22,316          $ 12.822212     $   286,146      1.5%          20.28%
  Oncore & Firstar Oncore Value....           15,238          $ 12.949634     $   197,323      0.9%          21.00%
  Oncore & Firstar Oncore
     Premier.......................           48,771          $ 12.843310     $   626,381      1.4%          20.40%
1998
  Oncore Flex......................            3,518          $ 10.660198     $    37,505      1.5%           6.60%      05/01/98
  Oncore Value.....................            2,810          $ 10.702534     $    30,079      0.9%           7.03%      05/01/98
  Oncore Premier...................           21,659          $ 10.667226     $   231,046      1.4%           6.67%      05/01/98
SALOMON BROTHERS VARIABLE TOTAL
  RETURN SUBACCOUNT
2001
  Oncore & Firstar Oncore Flex.....           17,591          $ 10.314460     $   181,441      1.5%          (2.27)%
  Oncore & Firstar Oncore Value....           52,597          $ 10.541475     $   554,455      0.9%          (1.69)%
  Oncore & Firstar Oncore
     Premier.......................          235,953          $ 10.351859     $ 2,442,545      1.4%          (2.18)%
  Oncore & Firstar Oncore Xtra.....          143,967          $ 10.351859     $ 1,490,321      1.4%          (2.18)%
  Oncore & Firstar Oncore Lite.....            4,546          $ 10.351859     $    47,062      1.4%           0.58%      04/17/01

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
2000
  Oncore Flex......................            5,656          $ 10.554451     $    59,696      1.5%           6.31%
  Oncore & Firstar Oncore Value....           33,657          $ 10.722596     $   360,892      0.9%           6.94%
  Oncore & Firstar Oncore
     Premier.......................          136,855          $ 10.582224     $ 1,448,222      1.4%           6.42%
  Oncore & Firstar Oncore Xtra.....            7,831          $ 10.582224     $    82,872      1.4%           6.42%
1999
  Oncore Flex......................            4,263          $  9.927581     $    42,321      1.5%          (0.71)%
  Oncore & Firstar Oncore Value....           29,385          $ 10.026301     $   294,619      0.9%          (0.12)%
  Oncore & Firstar Oncore
     Premier.......................          109,267          $  9.943926     $ 1,086,546      1.4%          (0.61)%
1998
  Oncore Flex......................            3,757          $  9.998263     $    37,560      1.5%          (0.02)%     05/01/98
  Oncore Value.....................            4,958          $ 10.037977     $    49,766      0.9%           0.38%      05/01/98
  Oncore Premier...................           28,716          $ 10.004853     $   287,296      1.4%           0.05%      05/01/98
SALOMON BROTHERS VARIABLE INVESTORS
  SUBACCOUNT
2001
  Oncore & Firstar Oncore Flex.....           62,628          $ 11.941223     $   747,853      1.5%          (5.57)%
  Oncore & Firstar Oncore Value....           32,448          $ 12.204028     $   395,995      0.9%          (5.01)%
  Oncore & Firstar Oncore
     Premier.......................          173,272          $ 11.984510     $ 2,076,578      1.4%          (5.48)%
  Oncore & Firstar Oncore Xtra.....           88,848          $ 11.984510     $ 1,064,808      1.4%          (5.48)%
  Oncore Lite......................            6,269          $ 11.984510     $    75,134      1.4%          (4.24)%     04/17/01
2000
  Oncore & Firstar Oncore Flex.....            9,729          $ 12.645960     $   123,034      1.5%          13.54%
  Oncore Value.....................           13,083          $ 12.847338     $   168,087      0.9%          14.21%
  Oncore & Firstar Oncore
     Premier.......................           46,998          $ 12.679209     $   595,890      1.4%          13.65%
  Oncore & Firstar Oncore Xtra.....           14,718          $ 12.679209     $   186,618      1.4%          13.65%
1999
  Oncore & Firstar Oncore Flex.....            7,637          $ 11.137851     $    85,060      1.5%          10.00%
  Oncore & Firstar Oncore Value....            7,741          $ 11.248581     $    87,075      0.9%          10.65%
  Oncore & Firstar Oncore
     Premier.......................           24,486          $ 11.156179     $   273,175      1.4%          10.11%
  Oncore & Firstar Oncore Xtra.....              596          $ 11.156179     $     6,646      1.4%           5.37%      11/01/99
1998
  Oncore Flex......................            4,237          $ 10.125357     $    42,901      1.5%           1.25%      05/01/98
  Oncore Value.....................            6,727          $ 10.165569     $    68,381      0.9%           1.66%      05/01/98
  Oncore Premier...................           27,822          $ 10.132029     $   281,889      1.4%           1.32%      05/01/98
STRONG OPPORTUNITY II SUBACCOUNT
2001
  Top I............................            8,307          $ 11.205725     $    93,090      1.1%          (4.76)%
  Top Tradition....................           44,704          $ 11.205725     $   500,942      1.1%          (4.76)%
  Top Plus.........................           23,185          $ 11.253894     $   260,924      0.9%          (4.57)%
  Top Spectrum.....................            3,911          $ 12.672277     $    49,565      1.4%          (5.04)%
  Top Explorer.....................           45,268          $ 11.157790     $   505,096      1.3%          (4.95)%
  Oncore & Firstar Oncore Flex.....           38,737          $ 12.626529     $   489,112      1.5%          (5.14)%
  Oncore & Firstar Oncore Value....          180,541          $ 12.904401     $ 2,329,774      0.9%          (4.57)%
  Oncore & Firstar Oncore
     Premier.......................          615,990          $ 12.672277     $ 7,805,989      1.4%          (5.04)%
  Oncore & Firstar Oncore Xtra.....          534,528          $ 12.672277     $ 6,773,672      1.4%          (5.04)%
  Oncore & Firstar Oncore Lite.....          144,783          $ 12.672277     $ 1,834,732      1.4%          (1.09)%     04/17/01

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
2000
  Top I............................            3,464          $ 11.765451     $    40,755      1.1%           5.44%
  Top Tradition....................           28,808          $ 11.765451     $   338,941      1.1%           5.44%
  Top Plus.........................           13,525          $ 11.792516     $   159,491      0.9%           5.65%
  Investar Vision & Top Spectrum...              647          $ 13.345052     $     8,629      1.4%           5.13%
  Top Explorer.....................           31,411          $ 11.738472     $   368,711      1.3%           5.23%
  Oncore & Firstar Oncore Flex.....           24,993          $ 13.310073     $   332,665      1.5%           5.03%
  Oncore & Firstar Oncore Value....          124,830          $ 13.522012     $ 1,687,956      0.9%           5.65%
  Oncore & Firstar Oncore
     Premier.......................          353,051          $ 13.345052     $ 4,711,480      1.4%           5.13%
  Oncore & Firstar Oncore Xtra.....          192,484          $ 13.345052     $ 2,568,713      1.4%           5.13%
1999
  Top Tradition....................            1,268          $ 11.158443     $    14,154      1.1%          11.58%      11/01/99
  Investar Vision & Top Spectrum...              118          $ 12.694022     $     1,502      1.4%          11.53%      11/01/99
  Top Explorer.....................              375          $ 11.154825     $     4,180      1.3%          11.55%      11/01/99
  Oncore & Firstar Oncore Flex.....            3,803          $ 12.673177     $    48,199      1.5%          32.92%
  Oncore & Firstar Oncore Value....           43,944          $ 12.799099     $   562,442      0.9%          33.70%
  Oncore & Firstar Oncore
     Premier.......................          180,309          $ 12.694022     $ 2,288,850      1.4%          33.05%
1998
  Oncore Flex......................           42,277          $  9.534784     $   403,103      1.5%          (4.65)%     05/01/98
  Oncore Value.....................           10,471          $  9.572665     $   100,236      0.9%          (4.27)%     05/01/98
  Oncore Premier...................           28,554          $  9.541070     $   272,440      1.4%          (4.59)%     05/01/98
STRONG MULTI CAP VALUE II
  SUBACCOUNT
2001
  Top I............................              618          $ 11.296049     $     6,984      1.1%           2.98%
  Top Tradition....................           17,541          $ 11.296049     $   198,142      1.1%           2.98%
  Top Plus.........................            5,765          $ 11.344630     $    65,401      0.9%           3.19%
  Top Spectrum.....................            2,201          $  9.823899     $    21,623      1.4%           2.68%
  Top Explorer.....................           20,612          $ 11.247728     $   231,833      1.3%           2.78%
  Oncore & Firstar Oncore Flex.....           10,625          $  9.788424     $   104,005      1.5%           2.58%
  Oncore & Firstar Oncore Value....            9,576          $ 10.003931     $    95,793      0.9%           3.19%
  Oncore & Firstar Oncore
     Premier.......................          129,856          $  9.823899     $ 1,275,701      1.4%           2.68%
  Oncore & Firstar Oncore Xtra.....           63,207          $  9.823899     $   620,940      1.4%           2.68%
2000
  Top Tradition....................           27,544          $ 10.968728     $   302,119      1.1%           6.65%
  Top Plus.........................            3,752          $ 10.993977     $    41,253      0.9%           6.86%
  Top Explorer.....................           26,111          $ 10.943565     $   285,747      1.3%           6.44%
  Oncore & Firstar Oncore Flex.....            2,432          $  9.542661     $    23,208      1.5%           6.23%
  Oncore & Firstar Oncore Value....           11,183          $  9.694721     $   108,412      0.9%           6.86%
  Oncore & Firstar Oncore
     Premier.......................          151,515          $  9.567752     $ 1,449,672      1.4%           6.34%
  Oncore & Firstar Oncore Xtra.....           14,931          $  9.567752     $   142,852      1.4%           6.34%
1999
  Top Tradition....................              372          $ 10.284400     $     3,822      1.1%           2.84%      11/01/99
  Top Plus.........................            1,392          $ 10.287746     $    14,325      0.9%           2.88%      11/01/99
  Oncore & Firstar Oncore Flex.....            3,497          $  8.982623     $    31,408      1.5%          (4.30)%
  Oncore & Firstar Oncore Value....           16,693          $  9.071960     $   151,441      0.9%          (3.73)%
  Oncore & Firstar Oncore
     Premier.......................           36,065          $  8.997405     $   324,496      1.4%          (4.21)%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1998
  Oncore Value.....................            1,865          $  9.423801     $    17,572      0.9%          (5.76)%     05/01/98
  Oncore Premier...................            3,481          $  9.392680     $    32,696      1.4%          (6.07)%     05/01/98
STRONG MID-CAP GROWTH II SUBACCOUNT
2001
  Top I............................            1,733          $  7.449973     $    12,912      1.1%         (31.53)%
  Top Tradition....................          132,257          $  7.449973     $   985,308      1.1%         (31.53)%
  Top Plus.........................           48,707          $  7.482075     $   364,426      0.9%         (31.39)%
  Investar Vision & Top Spectrum...           11,444          $ 12.375260     $   141,628      1.4%         (31.73)%
  Top Explorer.....................          141,857          $  7.418030     $ 1,052,301      1.3%         (31.67)%
  Oncore & Firstar Oncore Flex.....           70,801          $ 12.330516     $   873,010      1.5%         (31.80)%
  Oncore & Firstar Oncore Value....          321,910          $ 12.602189     $ 4,056,775      0.9%         (31.39)%
  Oncore & Firstar Oncore
     Premier.......................        1,468,041          $ 12.375260     $18,167,386      1.4%         (31.73)%
  Oncore & Firstar Oncore Xtra.....          763,291          $ 12.375260     $ 9,445,917      1.4%         (31.73)%
  Oncore & Firstar Oncore Lite.....           82,615          $ 12.375260     $ 1,022,388      1.4%         (14.73)%     04/17/01
2000
  Top I............................            7,173          $ 10.880657     $    78,047      1.1%         (15.76)%
  Top Tradition....................          136,549          $ 10.880657     $ 1,485,748      1.1%         (15.76)%
  Top Plus.........................           54,700          $ 10.905725     $   596,545      0.9%         (15.60)%
  Investar Vision & Top Spectrum...            9,789          $ 18.128240     $   177,450      1.4%         (16.01)%
  Top Explorer.....................          230,628          $ 10.855665     $ 2,503,618      1.3%         (15.93)%
  Oncore & Firstar Oncore Flex.....           82,985          $ 18.080685     $ 1,500,421      1.5%         (16.10)%
  Oncore & Firstar Oncore Value....          313,405          $ 18.368687     $ 5,756,839      0.9%         (15.60)%
  Oncore & Firstar Oncore
     Premier.......................        1,292,064          $ 18.128240     $23,422,853      1.4%         (16.01)%
  Oncore & Firstar Oncore Xtra.....          594,176          $ 18.128240     $10,771,357      1.4%         (16.01)%
1999
  Top I............................            1,510          $ 12.916791     $    19,500      1.1%          29.17%      11/01/99
  Top Tradition....................           15,604          $ 12.916791     $   201,548      1.1%          29.17%      11/01/99
  Top Plus.........................            5,045          $ 12.920972     $    65,188      0.9%          29.21%      11/01/99
  Investar Vision & Top Spectrum...            1,645          $ 21.584486     $    35,507      1.4%          29.11%      11/01/99
  Top Explorer.....................           14,858          $ 12.912611     $   191,859      1.3%          29.13%      11/01/99
  Oncore & Firstar Oncore Flex.....           20,343          $ 21.549079     $   438,370      1.5%          87.08%
  Oncore & Firstar Oncore Value....          150,462          $ 21.762989     $ 3,274,514      0.9%          88.19%
  Oncore & Firstar Oncore
     Premier.......................          505,192          $ 21.584486     $10,904,322      1.4%          87.26%
  Oncore & Firstar Oncore Xtra.....            9,305          $ 21.584486     $   200,840      1.4%          29.11%      11/01/99
1998
  Oncore Value.....................           10,255          $ 11.564594     $   118,595      0.9%          15.65%      05/01/98
  Oncore Premier...................           42,782          $ 11.526465     $   493,123      1.4%          15.26%      05/01/98
MORGAN STANLEY UNIVERSAL FIXED
  INCOME SUBACCOUNT
2001
  Oncore & Firstar Oncore Flex.....           26,172          $ 11.929215     $   312,212      1.5%           7.70%
  Oncore & Firstar Oncore Value....           48,463          $ 12.191749     $   590,853      0.9%           8.34%
  Oncore & Firstar Oncore
     Premier.......................          332,091          $ 11.972451     $ 3,975,944      1.4%           7.80%
  Oncore & Firstar Oncore Xtra.....            3,512          $ 11.972451     $    42,044      1.4%           7.80%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
2000
  Oncore Flex......................           30,755          $ 11.076812     $   340,666      1.5%           9.45%
  Oncore & Firstar Oncore Value....           56,923          $ 11.253314     $   640,574      0.9%          10.10%
  Oncore & Firstar Oncore
     Premier.......................          394,328          $ 11.105951     $ 4,379,391      1.4%           9.55%
  Oncore & Xtra....................            3,582          $ 11.105951     $    39,778      1.4%           9.55%
1999
  Oncore Flex......................           30,259          $ 10.120748     $   306,246      1.5%          (3.08)%
  Oncore & Firstar Oncore Value....           51,044          $ 10.221395     $   521,742      0.9%          (2.51)%
  Oncore & Firstar Oncore
     Premier.......................          330,040          $ 10.137397     $ 3,345,751      1.4%          (2.99)%
  Oncore Xtra......................              976          $ 10.137397     $     9,892      1.4%          (0.75)%     11/01/99
1998
  Oncore Flex......................            3,925          $ 10.442562     $    40,987      1.5%           4.43%      05/01/98
  Oncore Value.....................            3,905          $ 10.484025     $    40,937      0.9%           4.84%      05/01/98
  Oncore Premier...................           44,089          $ 10.449435     $   460,701      1.4%           4.49%      05/01/98
MORGAN STANLEY UNIVERSAL US REAL
  ESTATE SUBACCOUNT
2001
  Top I............................              365          $ 14.094975     $     5,144      1.1%           8.64%
  Top Tradition....................           13,869          $ 14.094975     $   195,489      1.1%           8.64%
  Top Plus.........................            1,196          $ 14.155556     $    16,928      0.9%           8.86%
  Top Spectrum.....................           10,323          $ 11.997048     $   123,850      1.4%           8.32%
  Top Explorer.....................            3,884          $ 14.034732     $    54,514      1.3%           8.42%
  Oncore & Firstar Oncore Flex.....            3,776          $ 11.953743     $    45,142      1.5%           8.21%
  Oncore & Firstar Oncore Value....           15,975          $ 12.216854     $   195,159      0.9%           8.86%
  Oncore & Firstar Oncore
     Premier.......................           73,851          $ 11.997048     $   885,982      1.4%           8.32%
  Oncore & Firstar Oncore Xtra.....            3,123          $ 11.997048     $    37,472      1.4%           8.32%
2000
  Top I............................            6,574          $ 12.974045     $    85,291      1.1%          27.87%
  Top Tradition....................           34,794          $ 12.974045     $   451,421      1.1%          27.87%
  Top Plus.........................              259          $ 13.003900     $     3,363      0.9%          28.12%
  Investar Vision & Top Spectrum...           11,549          $ 11.075951     $   127,911      1.4%          27.49%
  Top Explorer.....................            4,345          $ 12.944308     $    56,241      1.3%          27.61%
  Oncore & Firstar Oncore Flex.....            3,787          $ 11.046907     $    41,838      1.5%          27.36%
  Oncore & Firstar Oncore Value....           25,564          $ 11.222911     $   286,904      0.9%          28.12%
  Oncore & Firstar Oncore
     Premier.......................          125,785          $ 11.075951     $ 1,393,189      1.4%          27.49%
  Oncore Xtra......................            3,126          $ 11.075951     $    34,626      1.4%          27.49%
1999
  Top Tradition....................            2,245          $ 10.146637     $    22,781      1.1%           1.47%      11/01/99
  Top Plus.........................            1,072          $ 10.149941     $    10,881      0.9%           1.50%      11/01/99
  Investar Vision & Top Spectrum...            3,270          $  8.687826     $    28,408      1.4%           1.42%      11/01/99
  Top Explorer.....................              197          $ 10.143343     $     2,000      1.3%           1.43%      11/01/99
  Oncore & Firstar Oncore Flex.....            1,698          $  8.673554     $    14,725      1.5%          (2.93)%
  Oncore & Firstar Oncore Value....           13,366          $  8.759824     $   117,088      0.9%          (2.35)%
  Oncore & Firstar Oncore
     Premier.......................           28,422          $  8.687826     $   246,926      1.4%          (2.83)%
1998
  Oncore Premier...................            9,691          $  8.941071     $    86,646      1.4%         (10.59)%     05/01/98

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
MORGAN STANLEY UNIVERSAL VALUE
  SUBACCOUNT
2001
  Oncore Flex......................            4,627          $ 10.551021     $    48,823      1.5%           0.75%
  Oncore Value.....................           15,465          $ 10.783192     $   166,758      0.9%           1.35%
  Oncore & Firstar Oncore
     Premier.......................           83,555          $ 10.589267     $   884,781      1.4%           0.85%
  Oncore & Firstar Oncore Xtra.....           15,876          $ 10.589267     $   168,120      1.4%           0.85%
2000
  Oncore Flex......................            6,697          $ 10.472537     $    70,139      1.5%          23.11%
  Oncore Value.....................           18,756          $ 10.639299     $   199,547      0.9%          23.84%
  Oncore & Firstar Oncore
     Premier.......................           89,566          $ 10.500086     $   940,455      1.4%          23.23%
  Oncore Xtra......................            6,941          $ 10.500086     $    72,881      1.4%          23.23%
1999
  Oncore Flex......................            4,534          $  8.506511     $    38,570      1.5%          (3.27)%
  Oncore Value.....................           11,662          $  8.591085     $   100,186      0.9%          (2.69)%
  Oncore & Firstar Oncore
     Premier.......................           89,812          $  8.520515     $   765,247      1.4%          (3.17)%
1998
  Oncore Value.....................            2,408          $  8.828718     $    21,264      0.9%         (11.71)%     05/01/98
  Oncore Premier...................           45,544          $  8.799574     $   400,764      1.4%         (12.00)%     05/01/98
MORGAN STANLEY UNIVERSAL EMERGING
  MKT. DEBT SUBACCOUNT
2001
  Oncore & Firstar Oncore Value....            5,107          $ 10.414207     $    53,187      0.9%           9.11%
  Oncore & Firstar Oncore
     Premier.......................           12,854          $ 10.226805     $   131,454      1.4%           8.57%
  Oncore & Firstar Oncore Xtra.....            2,379          $ 10.226805     $    24,326      1.4%           8.57%
2000
  Oncore & Firstar Oncore Value....            8,544          $  9.544453     $    81,547      0.9%          10.40%
  Oncore & Firstar Oncore
     Premier.......................           20,917          $  9.419421     $   197,029      1.4%           9.85%
  Oncore Xtra......................              761          $  9.419421     $     7,167      1.4%           9.85%
1999
  Oncore & Firstar Oncore Value....            5,903          $  8.645671     $    51,038      0.9%          28.22%
  Oncore & Firstar Oncore
     Premier.......................           15,043          $  8.574587     $   128,986      1.4%          27.59%
1998
  Oncore Premier...................            1,131          $  6.720380     $     7,599      1.4%         (32.80)%     05/01/98
GOLDMAN SACHS VIT GROWTH & INCOME
  SUBACCOUNT
2001
  Top I............................            1,419          $  8.878447     $    12,601      1.1%         (10.33)%
  Top Tradition....................           19,256          $  8.878447     $   170,961      1.1%         (10.33)%
  Top Plus.........................              916          $  8.916630     $     8,171      0.9%         (10.15)%
  Top Explorer.....................           15,077          $  8.840448     $   133,290      1.3%         (10.51)%
  Oncore & Firstar Oncore Flex.....           40,776          $  7.702095     $   314,064      1.5%         (10.69)%
  Oncore & Firstar Oncore Value....           79,514          $  7.871689     $   625,912      0.9%         (10.15)%
  Oncore & Firstar Oncore
     Premier.......................          309,046          $  7.730038     $ 2,388,929      1.4%         (10.60)%
  Oncore & Firstar Oncore Xtra.....          235,382          $  7.730038     $ 1,819,503      1.4%         (10.60)%
  Oncore Lite......................           17,578          $  7.730038     $   135,881      1.4%          (1.77)%     04/17/01

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
2000
  Top I............................            1,413          $  9.901207     $    13,988      1.1%          (5.72)%
  Top Tradition....................           18,028          $  9.901207     $   178,500      1.1%          (5.72)%
  Top Plus.........................            1,461          $  9.923988     $    14,501      0.9%          (5.54)%
  Top Explorer.....................            3,392          $  9.878486     $    33,504      1.3%          (5.91)%
  Oncore & Firstar Oncore Flex.....           34,930          $  8.623584     $   301,225      1.5%          (6.09)%
  Oncore & Firstar Oncore Value....           91,361          $  8.760996     $   800,416      0.9%          (5.54)%
  Oncore & Firstar Oncore
     Premier.......................          264,785          $  8.646279     $ 2,289,397      1.4%          (6.00)%
  Oncore & Firstar Oncore Xtra.....           75,055          $  8.646279     $   648,949      1.4%          (6.00)%
1999
  Top I............................               81          $ 10.502077     $       847      1.1%           5.02%      11/01/99
  Top Tradition....................            2,420          $ 10.502077     $    25,418      1.1%           5.02%      11/01/99
  Top Explorer.....................               15          $ 10.498657     $       157      1.3%           4.99%      11/01/99
  Oncore Flex......................           32,934          $  9.183018     $   302,437      1.5%           3.85%
  Oncore & Firstar Oncore Value....           70,594          $  9.274350     $   654,710      0.9%           4.47%
  Oncore & Firstar Oncore
     Premier.......................          194,264          $  9.198141     $ 1,786,875      1.4%           3.96%
1998
  Oncore Flex......................           10,579          $  8.842262     $    93,544      1.5%         (11.58)%     05/01/98
  Oncore Value.....................           24,326          $  8.877426     $   215,949      0.9%         (11.23)%     05/01/98
  Oncore Premier...................           49,518          $  8.848103     $   438,140      1.4%         (11.52)%     05/01/98
GOLDMAN SACHS VIT CORE US EQUITY
  SUBACCOUNT
2001
  Top I............................               83          $  8.506573     $       707      1.1%         (12.91)%
  Top Tradition....................           11,782          $  8.506573     $   100,228      1.1%         (12.91)%
  Top Plus.........................            3,786          $  8.543146     $    32,343      0.9%         (12.73)%
  Investar Vision & Top Spectrum...           12,090          $  9.664349     $   116,847      1.4%         (13.17)%
  Top Explorer.....................           20,857          $  8.470176     $   176,658      1.3%         (13.08)%
  Oncore & Firstar Oncore Flex.....           46,745          $  9.629429     $   450,132      1.5%         (13.25)%
  Oncore & Firstar Oncore Value....           99,007          $  9.841404     $   974,364      0.9%         (12.73)%
  Oncore & Firstar Oncore
     Premier.......................          423,371          $  9.664349     $ 4,091,606      1.4%         (13.17)%
  Oncore & Firstar Oncore Xtra.....          231,011          $  9.664349     $ 2,232,569      1.4%         (13.17)%
  Oncore Lite......................            9,168          $  9.664349     $    88,599      1.4%          (3.70)%     04/17/01
2000
  Top I............................               38          $  9.767104     $       369      1.1%         (10.60)%
  Top Tradition....................           15,496          $  9.767104     $   151,349      1.1%         (10.60)%
  Top Plus.........................            2,471          $  9.789574     $    24,189      0.9%         (10.42)%
  Investar Vision & Top Spectrum...           12,704          $ 11.129638     $   141,394      1.4%         (10.86)%
  Top Explorer.....................           27,155          $  9.744700     $   264,617      1.3%         (10.77)%
  Oncore & Firstar Oncore Flex.....           50,813          $ 11.100434     $   564,047      1.5%         (10.95)%
  Oncore & Firstar Oncore Value....          111,950          $ 11.277239     $ 1,262,491      0.9%         (10.42)%
  Oncore & Firstar Oncore
     Premier.......................          387,430          $ 11.129638     $ 4,311,962      1.4%         (10.86)%
  Oncore Xtra......................           75,569          $ 11.129638     $   841,050      1.4%         (10.86)%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1999
  Top I............................            6,751          $ 10.924941     $    73,750      1.1%           9.25%      11/01/99
  Top Tradition....................            1,589          $ 10.928488     $    17,364      0.9%           9.28%      11/01/99
  Top Plus.........................            9,482          $ 12.485861     $   118,393      1.4%           9.20%      11/01/99
  Top Explorer.....................            3,761          $ 10.921392     $    41,072      1.3%           9.21%      11/01/99
  Oncore Flex......................           31,465          $ 12.465356     $   392,228      1.5%          22.47%
  Oncore & Firstar Oncore Value....           83,199          $ 12.589226     $ 1,047,417      0.9%          23.19%
  Oncore & Firstar Oncore
     Premier.......................          243,486          $ 12.485861     $ 3,040,144      1.4%          22.59%
  Oncore Xtra......................            7,270          $ 12.485861     $    90,767      1.4%           9.20%      11/01/99
1998
  Oncore Flex......................           13,701          $ 10.178701     $   139,461      1.5%           1.79%      05/01/98
  Oncore Value.....................           21,555          $ 10.219123     $   220,277      0.9%           2.19%      05/01/98
  Oncore Premier...................           48,081          $ 10.185409     $   489,723      1.4%           1.85%      05/01/98
GOLDMAN SACHS VIT GLOBAL INCOME
  SUBACCOUNT
2001
  Oncore & Firstar Oncore Flex.....           15,465          $ 11.427883     $   176,732      1.5%           3.25%
  Oncore & Firstar Oncore Value....           35,579          $ 11.679374     $   415,540      0.9%           3.86%
  Oncore & Firstar Oncore
     Premier.......................          156,735          $ 11.469316     $ 1,797,641      1.4%           3.35%
  Oncore & Firstar Oncore Xtra.....          102,601          $ 11.469316     $ 1,176,773      1.4%           3.35%
  Oncore & Firstar Oncore Lite.....           18,686          $ 11.469316     $   214,312      1.4%           1.80%      04/17/01
2000
  Oncore & Firstar Oncore Flex.....           16,794          $ 11.068437     $   185,882      1.5%           7.45%
  Oncore & Firstar Oncore Value....           11,929          $ 11.244801     $   134,139      0.9%           8.08%
  Oncore & Firstar Oncore
     Premier.......................           93,629          $ 11.097566     $ 1,039,058      1.4%           7.55%
  Oncore Xtra......................           16,840          $ 11.097566     $   186,879      1.4%           7.55%
1999
  Oncore Flex......................           13,311          $ 10.301425     $   137,127      1.5%          (2.48)%
  Oncore Value.....................            8,472          $ 10.403879     $    88,146      0.9%          (1.90)%
  Oncore & Firstar Oncore
     Premier.......................           52,098          $ 10.318388     $   537,560      1.4%          (2.38)%
1998
  Oncore Value.....................            1,759          $ 10.604929     $    18,657      0.9%           6.05%      05/01/98
  Oncore Premier...................            6,044          $ 10.569939     $    63,886      1.4%           5.70%      05/01/98
GOLDMAN SACHS VIT CAPITAL GROWTH
  SUBACCOUNT
2001
  Top I............................              106          $  8.608436     $       915      1.1%         (15.40)%
  Top Tradition....................           18,972          $  8.608436     $   163,323      1.1%         (15.40)%
  Top Plus.........................            7,509          $  8.645455     $    64,916      0.9%         (15.23)%
  Investar Vision & Top Spectrum...           47,707          $ 11.117097     $   530,366      1.4%         (15.65)%
  Top Explorer.....................           11,056          $  8.571580     $    94,768      1.3%         (15.57)%
  Oncore & Firstar Oncore Flex.....           16,103          $ 10.702228     $   172,334      1.5%         (15.73)%
  Oncore & Firstar Oncore Value....           62,797          $ 10.937818     $   686,862      0.9%         (15.23)%
  Oncore & Firstar Oncore
     Premier.......................          310,825          $ 10.741026     $ 3,338,583      1.4%         (15.65)%
  Oncore & Firstar Oncore Xtra.....          142,219          $ 10.741026     $ 1,527,575      1.4%         (15.65)%
  Oncore Lite......................           14,354          $ 10.741026     $   154,177      1.4%          (5.71)%     04/17/01

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
2000
  Top I............................              118          $ 10.175293     $     1,201      1.1%          (8.97)%
  Top Tradition....................           17,879          $ 10.175293     $   181,922      1.1%          (8.97)%
  Top Plus.........................            2,166          $ 10.198702     $    22,085      0.9%          (8.79)%
  Investar Vision & Top Spectrum...           50,896          $ 13.179906     $   670,800      1.4%          (9.24)%
  Top Explorer.....................            9,008          $ 10.151952     $    91,451      1.3%          (9.15)%
  Oncore & Firstar Oncore Flex.....           28,384          $ 12.700662     $   360,499      1.5%          (9.33)%
  Oncore & Firstar Oncore Value....           46,512          $ 12.902912     $   600,135      0.9%          (8.79)%
  Oncore & Firstar Oncore
     Premier.......................          294,575          $ 12.734037     $ 3,751,143      1.4%          (9.24)%
  Oncore Xtra......................           62,243          $ 12.734037     $   792,604      1.4%          (9.24)%
1999
  Top Tradition....................            7,407          $ 11.178377     $    82,796      1.1%          11.78%      11/01/99
  Investar Vision & Top Spectrum...           55,854          $ 14.522089     $   811,111      1.4%          25.38%
  Top Explorer.....................              526          $ 11.174753     $     5,882      1.3%          11.75%      11/01/99
  Oncore & Firstar Oncore Flex.....            8,621          $ 14.007791     $   120,767      1.5%          25.26%
  Oncore Value.....................           28,310          $ 14.146953     $   400,501      0.9%          26.00%
  Oncore & Firstar Oncore
     Premier.......................          216,873          $ 14.030812     $ 3,042,902      1.4%          25.38%
  Oncore Xtra......................               37          $ 14.030812     $       520      1.4%          11.73%      11/01/99
1998
  Investar Vision & Top Spectrum...           36,645          $ 11.582489     $   424,441      1.4%          15.82%      05/27/98
  Oncore Value.....................           15,484          $ 11.227684     $   173,853      0.9%          12.28%      05/01/98
  Oncore Premier...................           41,158          $ 11.190658     $   460,586      1.4%          11.91%      05/01/98
LAZARD RETIREMENT EMERGING MARKET
  SUBACCOUNT
2001
  Top Tradition....................           12,483          $  8.357476     $   104,325      1.1%          (6.11)%
  Top Plus.........................            1,047          $  8.393462     $     8,787      0.9%          (5.93)%
  Investar Vision & Top Spectrum...           32,274          $  7.623890     $   246,050      1.4%          (6.39)%
  Top Explorer.....................           54,145          $  8.321677     $   450,579      1.3%          (6.30)%
  Oncore & Firstar Oncore Flex.....            6,437          $  7.605066     $    48,953      1.5%          (6.49)%
  Oncore & Firstar Oncore Value....           42,948          $  7.719036     $   331,515      0.9%          (5.93)%
  Oncore & Firstar Oncore
     Premier.......................           67,943          $  7.623890     $   518,001      1.4%          (6.39)%
  Oncore Xtra......................           12,782          $  7.623890     $    97,446      1.4%          (6.39)%
2000
  Top Tradition....................           11,322          $  8.901738     $   100,784      1.1%         (28.86)%
  Top Plus.........................            1,167          $  8.922265     $    10,417      0.9%         (28.71)%
  Investar Vision & Top Spectrum...           43,587          $  8.144687     $   355,004      1.4%         (29.07)%
  Top Explorer.....................           51,070          $  8.881291     $   453,564      1.3%         (29.00)%
  Oncore & Firstar Oncore Flex.....           10,112          $  8.132649     $    82,240      1.5%         (29.14)%
  Oncore & Firstar Oncore Value....           24,583          $  8.205354     $   201,709      0.9%         (28.71)%
  Oncore & Firstar Oncore
     Premier.......................           63,056          $  8.144687     $   513,573      1.4%         (29.07)%
  Oncore Xtra......................           22,177          $  8.144687     $   180,625      1.4%         (29.07)%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1999
  Top Tradition....................            7,037          $ 12.512192     $    88,054      1.1%          25.12%      11/01/99
  Investar Vision & Top Spectrum...           43,692          $ 11.482079     $   501,679      1.4%          25.06%      11/01/99
  Top Explorer.....................           67,420          $ 12.508143     $   843,293      1.3%          25.08%      11/01/99
  Oncore Flex......................            2,966          $ 11.476404     $    34,034      1.5%          14.76%      07/01/99
  Oncore & Firstar Oncore Value....            6,709          $ 11.510559     $    77,220      0.9%          15.11%      07/01/99
  Oncore & Firstar Oncore
     Premier.......................           21,474          $ 11.482079     $   246,575      1.4%          14.82%      07/01/99
LAZARD RETIREMENT SMALL CAP
  SUBACCOUNT
2001
  Top I............................            5,795          $ 14.804778     $    85,796      1.1%          17.33%
  Top Tradition....................           54,750          $ 14.804778     $   810,563      1.1%          17.33%
  Top Plus.........................           20,065          $ 14.868406     $   298,331      0.9%          17.57%
  Top Spectrum.....................            2,946          $ 12.971690     $    38,213      1.4%          16.98%
  Top Explorer.....................           59,793          $ 14.741471     $   881,439      1.3%          17.10%
  Oncore & Firstar Oncore Flex.....            8,258          $ 12.939715     $   106,852      1.5%          16.87%
  Oncore & Firstar Oncore Value....           60,187          $ 13.133345     $   790,458      0.9%          17.57%
  Oncore & Firstar Oncore
     Premier.......................          230,069          $ 12.971690     $ 2,984,377      1.4%          16.98%
  Oncore & Firstar Oncore Xtra.....          195,238          $ 12.971690     $ 2,532,586      1.4%          16.98%
  Oncore & Firstar Oncore Lite.....           10,077          $ 12.971690     $   130,710      1.4%          20.44%      04/17/01
2000
  Top Tradition....................            7,263          $ 12.617728     $    91,645      1.1%          19.74%
  Top Plus.........................            1,113          $ 12.646744     $    14,071      0.9%          19.97%
  Top Explorer.....................           13,745          $ 12.588791     $   173,031      1.3%          19.50%
  Oncore Flex......................            1,890          $ 11.072119     $    20,928      1.5%          19.26%
  Oncore Value.....................            9,081          $ 11.170949     $   101,445      0.9%          19.97%
  Oncore & Firstar Oncore
     Premier.......................           39,466          $ 11.088474     $   437,613      1.4%          19.38%
  Oncore & Firstar Oncore Xtra.....           11,770          $ 11.088474     $   130,513      1.4%          19.38%
1999
  Top Tradition....................              875          $ 10.538021     $     9,219      1.1%           5.38%      11/01/99
  Top Plus.........................              299          $ 10.541450     $     3,149      0.9%           5.41%      11/01/99
  Top Explorer.....................              712          $ 10.534599     $     7,506      1.3%           5.35%      11/01/99
  Oncore & Firstar Oncore Value....            1,275          $  9.311327     $    11,870      0.9%          (6.89)%     07/01/99
  Oncore & Firstar Oncore
     Premier.......................           11,325          $  9.288255     $   105,196      1.4%          (7.12)%     07/01/99
PRUDENTIAL 20/20 FOCUS CL 2
  SUBACCOUNT
2001
  Oncore & Firstar Oncore Flex.....            3,686          $  9.443234     $    34,808      1.5%          (2.77)%
  Oncore & Firstar Oncore Value....            5,108          $  9.555500     $    48,809      0.9%          (2.19)%
  Oncore & Firstar Oncore
     Premier.......................           71,494          $  9.461789     $   676,467      1.4%          (2.68)%
  Oncore & Firstar Oncore Xtra.....           26,650          $  9.461789     $   252,154      1.4%          (2.68)%
  Oncore Lite......................            3,204          $  9.461789     $    30,311      1.4%          (1.28)%     04/17/01
2000
  Oncore Flex......................            1,781          $  9.712555     $    17,298      1.5%          (2.87)%     01/04/00
  Oncore Value.....................            3,427          $  9.769522     $    33,476      0.9%          (2.30)%     01/04/00
  Oncore & Firstar Oncore
     Premier.......................           42,030          $  9.721993     $   408,623      1.4%          (2.78)%     01/04/00
  Oncore Xtra......................            9,244          $  9.721993     $    89,867      1.4%          (2.78)%     01/04/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
PRUDENTIAL JENNISON CL 2 SUBACCOUNT
2001
  Oncore & Firstar Oncore Flex.....           10,192          $  6.863855     $    69,957      1.5%         (19.82)%
  Oncore & Firstar Oncore Value....           42,197          $  6.945545     $   293,082      0.9%         (19.33)%
  Oncore & Firstar Oncore
     Premier.......................          460,025          $  6.877368     $ 3,163,761      1.4%         (19.74)%
  Oncore & Firstar Oncore Xtra.....          308,693          $  6.877368     $ 2,122,996      1.4%         (19.74)%
  Oncore Lite......................            3,341          $  6.877368     $    22,978      1.4%          (5.58)%     04/17/01
2000
  Oncore & Firstar Oncore Flex.....           14,322          $  8.560049     $   122,601      1.5%         (14.40)%     01/04/00
  Oncore & Firstar Oncore Value....           31,339          $  8.610292     $   269,841      0.9%         (13.90)%     01/04/00
  Oncore & Firstar Oncore
     Premier.......................          278,764          $  8.568376     $ 2,388,557      1.4%         (14.32)%     01/04/00
  Oncore & Firstar Oncore Xtra.....          113,644          $  8.568376     $   973,736      1.4%         (14.32)%     01/04/00
BRINSON STRATEGIC INCOME CL I
  SUBACCOUNT (NOTE 7)
2000
  Oncore & Firstar Oncore Flex.....            1,210          $  9.905889     $    11,986      1.5%          (0.69)%
  Oncore Value.....................            8,623          $  9.994321     $    86,183      0.9%          (0.10)%
  Oncore & Firstar Oncore
     Premier.......................           33,146          $  9.920537     $   328,826      1.4%          (0.59)%
  Oncore & Firstar Oncore Xtra.....           16,142          $  9.920537     $   160,132      1.4%          (0.59)%
1999
  Firstar Oncore Flex..............              782          $  9.974528     $     7,804      1.5%          (0.25)%     07/01/99
  Oncore Value.....................            1,756          $ 10.004230     $    17,566      0.9%           0.04%      07/01/99
  Oncore & Firstar Oncore
     Premier.......................           10,075          $  9.979456     $   100,536      1.4%          (0.21)%     07/01/99
BRINSON GROWTH & INCOME CL I
  SUBACCOUNT (NOTE 7)
2000
  Oncore & Firstar Oncore Flex.....           10,561          $  9.854619     $   104,077      1.5%          (6.18)%
  Oncore & Firstar Oncore Value....            4,385          $  9.942579     $    43,601      0.9%          (5.63)%
  Oncore & Firstar Oncore
     Premier.......................          105,443          $  9.869169     $ 1,040,639      1.4%          (6.09)%
  Oncore & Firstar Oncore Xtra.....           33,649          $  9.869169     $   332,075      1.4%          (6.09)%
1999
  Oncore & Firstar Oncore Flex.....            7,311          $ 10.503936     $    76,796      1.5%           5.04%      07/01/99
  Oncore Value.....................            2,477          $ 10.535221     $    26,095      0.9%           5.35%      07/01/99
  Oncore & Firstar Oncore
     Premier.......................           48,244          $ 10.509120     $   506,997      1.4%           5.09%      07/01/99
BRINSON TACTICAL ALLOCATION CL I
  SUBACCOUNT
2001
  Oncore & Firstar Oncore Flex.....           80,744          $  8.692861     $   701,893      1.5%         (13.85)%
  Oncore & Firstar Oncore Value....           74,273          $  8.822999     $   655,309      0.9%         (13.33)%
  Oncore & Firstar Oncore
     Premier.......................          746,759          $  8.714367     $ 6,507,533      1.4%         (13.76)%
  Oncore & Firstar Oncore Xtra.....          416,163          $  8.714367     $ 3,626,605      1.4%         (13.76)%
  Oncore Lite......................           34,619          $  8.714367     $   301,682      1.4%          (4.30)%     04/17/01
2000
  Oncore Flex......................           95,153          $ 10.090074     $   960,104      1.5%          (3.57)%
  Oncore Value.....................           31,615          $ 10.180141     $   321,850      0.9%          (3.00)%
  Oncore & Firstar Oncore
     Premier.......................          490,553          $ 10.104990     $ 4,957,022      1.4%          (3.48)%
  Oncore & Firstar Oncore Xtra.....          115,408          $ 10.104990     $ 1,166,196      1.4%          (3.48)%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
1999
  Oncore Flex......................           84,698          $ 10.464132     $   886,292      1.5%           4.64%      07/01/99
  Oncore Value.....................            8,361          $ 10.495301     $    87,756      0.9%           4.95%      07/01/99
  Oncore & Firstar Oncore
     Premier.......................          111,918          $ 10.469307     $ 1,171,703      1.4%           4.69%      07/01/99
  Oncore Xtra......................            2,261          $ 10.469307     $    23,666      1.4%           6.94%      11/01/99
BRINSON SMALL CAP CL I SUBACCOUNT
  (NOTE 7)
2000
  Oncore & Firstar Oncore Value....            2,656          $ 12.237315     $    32,505      0.9%          13.13%
  Oncore & Firstar Oncore
     Premier.......................           38,496          $ 12.147002     $   467,615      1.4%          12.57%
  Oncore Xtra......................            6,088          $ 12.147002     $    73,941      1.4%          12.57%
1999
  Oncore Flex......................              116          $ 10.784880     $     1,255      1.5%           7.85%      07/01/99
  Oncore Premier...................           11,820          $ 10.790213     $   127,534      1.4%           7.90%      07/01/99
PBHG TECHNOLOGY & COMMUNICATIONS
  SUBACCOUNT
2001
  Top I............................            5,945          $  2.520168     $    14,982      1.1%         (52.84)%
  Top Tradition....................           89,491          $  2.520168     $   225,532      1.1%         (52.84)%
  Top Plus.........................           20,410          $  2.528557     $    51,607      0.9%         (52.75)%
  Investar Vision & Top Spectrum...            4,693          $  2.507635     $    11,769      1.4%         (52.98)%
  Top Explorer.....................           95,767          $  2.511810     $   240,548      1.3%         (52.94)%
  Oncore & Firstar Oncore Flex.....           33,099          $  2.503488     $    82,863      1.5%         (53.03)%
  Oncore & Firstar Oncore Value....          135,208          $  2.528557     $   341,881      0.9%         (52.75)%
  Oncore & Firstar Oncore
     Premier.......................          799,693          $  2.507635     $ 2,005,339      1.4%         (52.98)%
  Oncore & Firstar Oncore Xtra.....          701,061          $  2.507635     $ 1,758,006      1.4%         (52.98)%
  Oncore Lite......................           17,191          $  2.507635     $    43,108      1.4%         (22.13)%     04/17/01
2000
  Top I............................           11,257          $  5.343997     $    60,158      1.1%         (45.56)%     05/01/00
  Top Tradition....................           87,810          $  5.343997     $   469,254      1.1%         (45.56)%     05/01/00
  Top Plus.........................           18,409          $  5.351043     $    98,509      0.9%         (46.49)%     05/01/00
  Investar Vision & Top Spectrum...            5,248          $  5.333449     $    27,989      1.4%         (46.67)%     05/01/00
  Top Explorer.....................           91,261          $  5.336962     $   487,059      1.3%         (46.63)%     05/01/00
  Oncore & Firstar Oncore Flex.....           31,721          $  5.329950     $   169,074      1.5%         (46.70)%     05/01/00
  Oncore & Firstar Oncore Value....           75,715          $  5.351043     $   405,157      0.9%         (46.49)%     05/01/00
  Oncore & Firstar Oncore
     Premier.......................          388,743          $  5.333449     $ 2,073,334      1.4%         (46.67)%     05/01/00
  Oncore & Firstar Oncore Xtra.....          215,666          $  5.333449     $ 1,150,244      1.4%         (46.67)%     05/01/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
FIDELITY VIP SERVICE CL 2 MID-CAP
  III SUBACCOUNT
2001
  Top I............................            1,489          $ 10.657617     $    15,871      1.1%          (4.57)%
  Top Tradition....................           59,049          $ 10.657617     $   629,321      1.1%          (4.57)%
  Top Plus.........................           29,783          $ 10.692863     $   318,466      0.9%          (4.38)%
  Investar Vision & Top Spectrum...            1,406          $ 10.605012     $    14,915      1.4%          (4.86)%
  Top Explorer.....................           44,983          $ 10.622516     $   477,836      1.3%          (4.76)%
  Oncore & Firstar Oncore Flex.....           49,172          $ 10.587597     $   520,614      1.5%          (4.95)%
  Oncore & Firstar Oncore Value....          133,190          $ 10.692863     $ 1,424,183      0.9%          (4.38)%
  Oncore & Firstar Oncore
     Premier.......................          700,708          $ 10.605012     $ 7,431,015      1.4%          (4.86)%
  Oncore & Firstar Oncore Xtra.....          818,683          $ 10.605012     $ 8,682,138      1.4%          (4.86)%
  Oncore & Firstar Oncore Lite.....           45,694          $ 10.605012     $   484,586      1.4%           5.17%      04/17/01
2000
  Top Tradition....................           32,053          $ 11.168117     $   357,973      1.1%          11.68%      05/01/00
  Top Plus.........................            8,811          $ 11.182762     $    98,528      0.9%          11.83%      05/01/00
  Investar Vision & Top Spectrum...            1,996          $ 11.146208     $    22,251      1.4%          11.46%      05/01/00
  Top Explorer.....................           23,139          $ 11.153504     $   258,083      1.3%          11.54%      05/01/00
  Oncore & Firstar Oncore Flex.....           51,696          $ 11.138934     $   575,835      1.5%          11.39%      05/01/00
  Oncore & Firstar Oncore Value....           35,810          $ 11.182762     $   400,451      0.9%          11.83%      05/01/00
  Oncore & Firstar Oncore
     Premier.......................          326,135          $ 11.146208     $ 3,635,176      1.4%          11.46%      05/01/00
  Oncore & Firstar Oncore Xtra.....          273,279          $ 11.146208     $ 3,046,024      1.4%          11.46%      05/01/00
FIDELITY VIP SERVICE CL 2 CONTRA II
  SUBACCOUNT
2001
  Top I............................            4,044          $  8.002343     $    32,361      1.1%         (13.43)%
  Top Tradition....................           20,366          $  8.002343     $   162,975      1.1%         (13.43)%
  Top Plus.........................           17,151          $  8.028835     $   137,699      0.9%         (13.25)%
  Investar Vision & Top Spectrum...            2,725          $  7.962821     $    21,696      1.4%         (13.69)%
  Top Explorer.....................           27,636          $  7.975964     $   220,425      1.3%         (13.60)%
  Oncore & Firstar Oncore Flex.....           26,048          $  7.949721     $   207,078      1.5%         (13.77)%
  Oncore & Firstar Oncore Value....          157,198          $  8.028835     $ 1,262,118      0.9%         (13.25)%
  Oncore & Firstar Oncore
     Premier.......................          497,783          $  7.962821     $ 3,963,760      1.4%         (13.69)%
  Oncore & Firstar Oncore Xtra.....          529,099          $  7.962821     $ 4,213,122      1.4%         (13.69)%
  Oncore & Firstar Oncore Lite.....           36,987          $  7.962821     $   294,522      1.4%          (1.23)%     04/17/01
2000
  Top Tradition....................            3,208          $  9.243470     $    29,652      1.1%          (7.57)%     05/01/00
  Top Plus.........................            3,564          $  9.255605     $    32,991      0.9%          (7.44)%     05/01/00
  Top Explorer.....................           13,471          $  9.231361     $   124,356      1.3%          (7.69)%     05/01/00
  Oncore Flex......................            8,945          $  9.219287     $    82,463      1.5%          (7.81)%     05/01/00
  Oncore & Firstar Oncore Value....           44,968          $  9.255605     $   416,208      0.9%          (7.44)%     05/01/00
  Oncore & Firstar Oncore
     Premier.......................          101,377          $  9.225314     $   935,234      1.4%          (7.75)%     05/01/00
  Oncore & Firstar Oncore Xtra.....          179,099          $  9.225314     $ 1,652,246      1.4%          (7.75)%     05/01/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
FIDELITY VIP SERVICE CL 2 GROWTH
  SUBACCOUNT
2001
  Top I............................           12,332          $  6.881110     $    84,859      1.1%         (18.77)%
  Top Tradition....................           29,089          $  6.881110     $   200,165      1.1%         (18.77)%
  Top Plus.........................           18,402          $  6.903910     $   127,046      0.9%         (18.60)%
  Investar Vision & Top Spectrum...            5,871          $  6.847093     $    40,198      1.4%         (19.01)%
  Top Explorer.....................           54,548          $  6.858397     $   374,110      1.3%         (18.93)%
  Oncore & Firstar Oncore Flex.....          107,909          $  6.835818     $   737,644      1.5%         (19.09)%
  Oncore & Firstar Oncore Value....          134,439          $  6.903910     $   928,154      0.9%         (18.60)%
  Oncore & Firstar Oncore
     Premier.......................          983,576          $  6.847093     $ 6,734,634      1.4%         (19.01)%
  Oncore & Firstar Oncore Xtra.....        1,355,448          $  6.847093     $ 9,280,881      1.4%         (19.01)%
  Oncore & Firstar Oncore Lite.....           61,682          $  6.847093     $   422,344      1.4%          (5.73)%     04/17/01
2000
  Top I............................           10,725          $  8.470720     $    90,849      1.1%         (15.29)%     05/01/00
  Top Tradition....................           15,086          $  8.470720     $   127,792      1.1%         (15.29)%     05/01/00
  Top Plus.........................            5,624          $  8.481848     $    47,699      0.9%         (15.18)%     05/01/00
  Investar Vision & Top Spectrum...            2,663          $  8.454077     $    22,509      1.4%         (15.46)%     05/01/00
  Top Explorer.....................           35,420          $  8.459611     $   299,643      1.3%         (15.40)%     05/01/00
  Oncore & Firstar Oncore Flex.....           54,910          $  8.448543     $   463,911      1.5%         (15.51)%     05/01/00
  Oncore & Firstar Oncore Value....           42,519          $  8.481848     $   360,643      0.9%         (15.18)%     05/01/00
  Oncore & Firstar Oncore
     Premier.......................          385,385          $  8.454077     $ 3,258,078      1.4%         (15.46)%     05/01/00
  Oncore & Firstar Oncore Xtra.....        1,076,275          $  8.454077     $ 9,098,909      1.4%         (15.46)%     05/01/00
JANUS ASPEN SERVICE GROWTH
  SUBACCOUNT
2001
  Top Tradition....................           62,090          $  6.010424     $   373,188      1.1%         (25.72)%
  Top Plus.........................           67,858          $  6.030349     $   409,209      0.9%         (25.57)%
  Top Explorer.....................          138,508          $  5.990572     $   829,740      1.3%         (25.87)%
  Oncore & Firstar Oncore Flex.....          169,611          $  5.970827     $ 1,012,715      1.5%         (26.02)%
  Oncore & Firstar Oncore Value....          446,943          $  6.030349     $ 2,695,223      0.9%         (25.57)%
  Oncore & Firstar Oncore
     Premier.......................        2,409,324          $  5.980677     $14,409,391      1.4%         (25.94)%
  Oncore & Firstar Oncore Xtra.....        2,442,837          $  5.980677     $14,609,814      1.4%         (25.94)%
  Oncore & Firstar Oncore Lite.....           49,195          $  5.980677     $   294,222      1.4%         (13.53)%     04/17/01
2000
  Top Tradition....................           46,806          $  8.091770     $   378,745      1.1%         (19.08)%     05/01/00
  Top Plus.........................           36,713          $  8.102399     $   297,460      0.9%         (18.98)%     05/01/00
  Top Explorer.....................           97,082          $  8.081161     $   784,533      1.3%         (19.19)%     05/01/00
  Oncore & Firstar Oncore Flex.....          177,113          $  8.070581     $ 1,429,406      1.5%         (19.29)%     05/01/00
  Oncore & Firstar Oncore Value....          244,857          $  8.102399     $ 1,983,926      0.9%         (18.98)%     05/01/00
  Oncore & Firstar Oncore
     Premier.......................        1,584,507          $  8.075854     $12,796,252      1.4%         (19.24)%     05/01/00
  Oncore & Firstar Oncore Xtra.....        1,415,453          $  8.075854     $11,430,996      1.4%         (19.24)%     05/01/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
JANUS ASPEN SERVICE WORLDWIDE
  GROWTH SUBACCOUNT
2001
  Top Tradition....................           73,156          $  6.120494     $   447,753      1.1%         (23.46)%
  Top Plus.........................           48,371          $  6.140770     $   297,032      0.9%         (23.31)%
  Top Explorer.....................          182,581          $  6.100292     $ 1,113,798      1.3%         (23.62)%
  Oncore & Firstar Oncore Flex.....          501,610          $  6.080193     $ 3,049,885      1.5%         (23.77)%
  Oncore & Firstar Oncore Value....          449,841          $  6.140770     $ 2,762,371      0.9%         (23.31)%
  Oncore & Firstar Oncore
     Premier.......................        1,992,495          $  6.090225     $12,134,743      1.4%         (23.69)%
  Oncore & Firstar Oncore Xtra.....        2,395,604          $  6.090225     $14,589,771      1.4%         (23.69)%
  Oncore & Firstar Oncore Lite.....          167,728          $  6.090225     $ 1,021,499      1.4%         (10.27)%     04/17/01
2000
  Top Tradition....................           55,698          $  7.996944     $   445,415      1.1%         (20.03)%     05/01/00
  Top Plus.........................           30,617          $  8.007454     $   245,168      0.9%         (19.93)%     05/01/00
  Top Explorer.....................          116,761          $  7.986452     $   932,506      1.3%         (20.14)%     05/01/00
  Oncore & Firstar Oncore Flex.....           89,498          $  7.975998     $   713,836      1.5%         (20.24)%     05/01/00
  Oncore & Firstar Oncore Value....          263,203          $  8.007454     $ 2,107,589      0.9%         (19.93)%     05/01/00
  Oncore & Firstar Oncore
     Premier.......................        1,107,400          $  7.981218     $ 8,838,404      1.4%         (20.19)%     05/01/00
  Oncore & Firstar Oncore Xtra.....        1,220,515          $  7.981218     $ 9,741,187      1.4%         (20.19)%     05/01/00
JANUS ASPEN SERVICE BALANCED
  SUBACCOUNT
2001
  Top Tradition....................           45,265          $  9.160280     $   414,643      1.1%          (5.95)%
  Top Plus.........................           76,989          $  9.190598     $   707,577      0.9%          (5.76)%
  Top Explorer.....................          163,510          $  9.130104     $ 1,492,867      1.3%          (6.13)%
  Oncore & Firstar Oncore Flex.....          149,183          $  9.100077     $ 1,357,576      1.5%          (6.32)%
  Oncore & Firstar Oncore Value....          360,002          $  9.190598     $ 3,308,632      0.9%          (5.76)%
  Oncore & Firstar Oncore
     Premier.......................        2,990,319          $  9.115046     $27,256,899      1.4%          (6.23)%
  Oncore & Firstar Oncore Xtra.....        2,354,358          $  9.115046     $21,460,068      1.4%          (6.23)%
  Oncore & Firstar Oncore Lite.....          198,397          $  9.115046     $ 1,808,402      1.4%          (1.20)%     04/17/01
2000
  Top Tradition....................           15,548          $  9.739381     $   151,426      1.1%          (2.61)%     05/01/00
  Top Plus.........................           34,442          $  9.752162     $   335,884      0.9%          (2.48)%     05/01/00
  Top Explorer.....................           75,818          $  9.726623     $   737,456      1.3%          (2.73)%     05/01/00
  Oncore & Firstar Oncore Flex.....           92,866          $  9.713907     $   902,095      1.5%          (2.86)%     05/01/00
  Oncore & Firstar Oncore Value....          197,562          $  9.752162     $ 1,926,655      0.9%          (2.48)%     05/01/00
  Oncore & Firstar Oncore
     Premier.......................        1,412,177          $  9.720254     $13,726,718      1.4%          (2.80)%     05/01/00
  Oncore & Firstar Oncore Xtra.....          994,302          $  9.720254     $ 9,664,871      1.4%          (2.80)%     05/01/00
JANUS ASPEN SERVICE INTERNATIONAL
  GROWTH SUBACCOUNT
2001
  Oncore & Firstar Oncore Flex.....          501,432          $  5.939104     $ 2,978,056      1.5%         (24.57)%
  Oncore & Firstar Oncore Value....          166,194          $  5.998270     $   996,877      0.9%         (24.12)%
  Oncore & Firstar Oncore
     Premier.......................          846,346          $  5.948893     $ 5,034,822      1.4%         (24.49)%
  Oncore & Firstar Oncore Xtra.....          982,000          $  5.948893     $ 5,841,813      1.4%         (24.49)%
  Oncore & Firstar Oncore Lite.....           17,235          $  5.948893     $   102,530      1.4%         (10.20)%     04/17/01

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
2000
  Oncore & Firstar Oncore Flex.....           71,085          $  7.873607     $   559,692      1.5%         (21.26)%     05/01/00
  Oncore & Firstar Oncore Value....           92,035          $  7.904657     $   727,506      0.9%         (20.95)%     05/01/00
  Oncore & Firstar Oncore
     Premier.......................          336,371          $  7.878762     $ 2,650,189      1.4%         (21.21)%     05/01/00
  Oncore & Firstar Oncore Xtra.....          502,604          $  7.878762     $ 3,959,898      1.4%         (21.21)%     05/01/00
JP MORGAN TRUST II SMALL CO.
  SUBACCOUNT
2001
  Top Explorer.....................              222          $ 11.179691     $     2,479      1.3%          11.80%      11/01/01
  Oncore & Firstar Oncore Flex.....           25,983          $  9.377155     $   243,642      1.5%          (9.40)%
  Oncore & Firstar Oncore Value....           92,257          $  9.583696     $   884,158      0.9%          (8.85)%
  Oncore & Firstar Oncore
     Premier.......................          276,176          $  9.411151     $ 2,599,141      1.4%          (9.31)%
  Oncore & Firstar Oncore Xtra.....          132,426          $  9.411151     $ 1,246,282      1.4%          (9.31)%
  Oncore & Firstar Oncore Lite.....            9,841          $  9.411151     $    92,619      1.4%           3.94%      04/17/01
2000
  Oncore & Firstar Oncore Flex.....           16,635          $ 10.349645     $   172,171      1.5%         (12.63)%
  Oncore & Firstar Oncore Value....           75,985          $ 10.514588     $   798,954      0.9%         (12.11)%
  Oncore & Firstar Oncore
     Premier.......................          261,098          $ 10.376864     $ 2,709,377      1.4%         (12.54)%
  Oncore & Firstar Oncore Xtra.....           33,508          $ 10.376864     $   347,707      1.4%         (12.54)%
1999
  Oncore Flex......................            7,491          $ 11.845638     $    88,738      1.5%          42.26%
  Oncore & Firstar Oncore Value....           50,791          $ 11.963367     $   607,627      0.9%          43.11%
  Oncore & Firstar Oncore
     Premier.......................          163,145          $ 11.865119     $ 1,935,740      1.4%          42.40%
  Oncore Xtra......................            1,352          $ 11.865119     $    16,043      1.4%          26.64%      11/01/99
1998
  Oncore Flex......................            3,544          $  8.326677     $    29,510      1.5%         (16.73)%     05/01/98
  Oncore Value.....................           11,686          $  8.359794     $    97,689      0.9%         (16.40)%     05/01/98
  Oncore Premier...................           63,525          $  8.332170     $   529,304      1.4%         (16.68)%     05/01/98
JP MORGAN TRUST II MID CAP VALUE
  SUBACCOUNT
2001
  Top Tradition....................            2,675          $ 10.960581     $    29,315      1.1%           9.61%      11/01/01
  Top Explorer.....................            2,777          $ 10.957023     $    30,422      1.3%           9.57%      11/01/01
  Oncore & Firstar Oncore Value....              480          $ 10.964136     $     5,268      0.9%           9.64%      11/01/01
  Oncore & Firstar Oncore
     Premier.......................            9,060          $ 10.955254     $    99,258      1.4%           9.55%      11/01/01
  Oncore & Firstar Oncore Xtra.....            4,270          $ 10.955254     $    46,780      1.4%           9.55%      11/01/01
ALLIANCE GLOBAL BOND SUBACCOUNT
  (NOTE 7)
2001
  Oncore & Firstar Oncore Flex.....            1,043          $  9.265430     $     9,660      1.5%          (2.51)%     10/26/01
  Oncore Value.....................           10,060          $  9.404076     $    94,604      0.9%          (2.41)%     10/26/01
  Oncore & Firstar Oncore
     Premier.......................           27,939          $  9.288341     $   259,512      1.4%          (2.50%      10/26/01
  Oncore & Firstar Oncore Xtra.....           19,926          $  9.288341     $   185,075      1.4%          (2.50)%     10/26/01

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
ALLIANCE GROWTH & INCOME SUBACCOUNT
  (NOTE 7)
2001
  Oncore & Firstar Oncore Flex.....           12,805          $  9.706239     $   124,285      1.5%           2.14%      10/26/01
  Oncore & Firstar Oncore Value....           12,170          $  9.851512     $   119,893      0.9%           2.25%      10/26/01
  Oncore & Firstar Oncore
     Premier.......................          144,854          $  9.730225     $ 1,409,461      1.4%           2.16%      10/26/01
  Oncore & Firstar Oncore Xtra.....          116,164          $  9.730225     $ 1,130,300      1.4%           2.16%      10/26/01
  Oncore Lite......................            1,180          $  9.730225     $    11,485      1.4%           2.16%      10/26/01
ALLIANCE QUASAR SUBACCOUNT (NOTE 7)
2001
  Oncore & Firstar Oncore Value....            1,865          $ 11.666823     $    21,761      0.9%          11.33%      10/26/01
  Oncore & Firstar Oncore
     Premier.......................           27,336          $ 11.523134     $   314,998      1.4%          11.23%      10/26/01
  Oncore & Firstar Oncore Xtra.....            6,046          $ 11.523134     $    69,663      1.4%          11.23%      10/26/01
MFS NEW DISCOVERY SUBACCOUNT
2001
  Top Tradition....................            3,624          $ 11.553432     $    41,864      1.1%          15.53%      11/01/01
  Top Explorer.....................              215          $ 11.549693     $     2,483      1.3%          15.50%      11/01/01
  Oncore Flex......................               99          $ 11.545965     $     1,141      1.5%          15.46%      11/01/01
  Oncore Value.....................           13,022          $ 11.557175     $   150,500      0.9%          15.57%      11/01/01
  Oncore & Firstar Oncore
     Premier.......................           13,879          $ 11.547828     $   160,270      1.4%          15.48%      11/01/01
  Oncore Xtra......................            1,610          $ 11.547828     $    18,592      1.4%          15.48%      11/01/01
  Firstar Oncore Lite..............              552          $ 11.547828     $     6,378      1.4%          15.48%      11/01/01
MFS INVESTORS GROWTH SUBACCOUNT
2001
  Top Tradition....................            2,511          $ 10.713272     $    26,901      1.1%           7.13%      11/01/01
  Top Plus.........................              910          $ 10.716750     $     9,754      0.9%           7.17%      11/01/01
  Top Explorer.....................              227          $ 10.709798     $     2,428      1.3%           7.10%      11/01/01
  Oncore Value.....................            3,466          $ 10.716750     $    37,140      0.9%           7.17%      11/01/01
  Oncore & Firstar Oncore
     Premier.......................            8,434          $ 10.708061     $    90,308      1.4%           7.08%      11/01/01
  Oncore Xtra......................            2,756          $ 10.708061     $    29,515      1.4%           7.08%      11/01/01
  Oncore Lite......................              352          $ 10.708061     $     3,775      1.4%           7.08%      11/01/01
MFS MID CAP GROWTH SUBACCOUNT
2001
  Top Tradition....................              425          $ 11.103671     $     4,718      1.1%          11.04%      11/01/01
  Top Plus.........................               48          $ 11.107272     $       531      0.9%          11.07%      11/01/01
  Top Explorer.....................              955          $ 11.100071     $    10,597      1.3%          11.00%      11/01/01
  Oncore Flex......................              102          $ 11.096484     $     1,130      1.5%          10.96%      11/01/01
  Oncore Value.....................              320          $ 11.107272     $     3,558      0.9%          11.07%      11/01/01
  Oncore & Firstar Oncore
     Premier.......................           15,246          $ 11.098274     $   169,198      1.4%          10.98%      11/01/01
  Oncore Xtra......................            4,291          $ 11.098274     $    47,627      1.4%          10.98%      11/01/01
  Oncore Lite......................              765          $ 11.098274     $     8,493      1.4%          10.98%      11/01/01

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                     ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   TOTAL RETURN**
                                     ---------------------   --------------   -----------   ---------   --------------
MFS TOTAL RETURN SUBACCOUNT
2001
  Top Tradition....................            4,371          $ 10.258711     $    44,844      1.1%           2.59%      11/01/01
  Top Plus.........................              537          $ 10.262047     $     5,509      0.9%           2.62%      11/01/01
  Top Explorer.....................            1,296          $ 10.255375     $    13,287      1.3%           2.55%      11/01/01
  Oncore & Firstar Oncore Flex.....            1,121          $ 10.252051     $    11,497      1.5%           2.52%      11/01/01
  Oncore & Firstar Oncore Value....            3,722          $ 10.262047     $    38,198      0.9%           2.62%      11/01/01
  Oncore & Firstar Oncore
     Premier.......................           51,822          $ 10.253712     $   531,356      1.4%           2.54%      11/01/01
  Oncore & Firstar Oncore Xtra.....           15,070          $ 10.253712     $   154,522      1.4%           2.54%      11/01/01
  Oncore & Firstar Oncore Lite.....            1,520          $ 10.253712     $    15,590      1.4%           2.54%      11/01/01
FIRST AMERICAN CORPORATE BOND
  SUBACCOUNT (NOTE 7)
2001
  Investar Vision & Top Spectrum...           73,787          $ 11.531621     $   850,884      1.4%           6.76%
  Oncore & Firstar Oncore Flex.....           11,350          $ 10.942862     $   124,200      1.5%           6.65%
  Oncore & Firstar Oncore Value....            1,020          $ 11.133667     $    11,361      0.9%           7.29%
  Oncore & Firstar Oncore
     Premier.......................          113,823          $ 10.974344     $ 1,249,144      1.4%           6.76%
  Oncore & Firstar Oncore Xtra.....           28,202          $ 10.974344     $   309,496      1.4%           6.76%
  Oncore & Firstar Oncore Lite.....           12,147          $ 10.974344     $   133,301      1.4%           3.48%      04/17/01
2000
  Investar Vision & Top Spectrum...           83,759          $ 10.801406     $   904,719      1.4%          10.36%
  Oncore & Firstar Oncore Flex.....            2,938          $ 10.260090     $    30,145      1.5%          10.25%
  Oncore & Firstar Oncore Value....              581          $ 10.376940     $     6,033      0.9%          10.90%
  Oncore & Firstar Oncore
     Premier.......................           29,656          $ 10.279419     $   304,834      1.4%          10.36%
  Oncore & Firstar Oncore Xtra.....              581          $ 10.279419     $     5,977      1.4%          10.36%
1999
  Investar Vision & Top Spectrum...          109,609          $  9.787698     $ 1,072,820      1.4%          (6.12)%
  Oncore & Firstar Oncore Flex.....            1,370          $  9.306326     $    12,750      1.5%          (6.94)%     01/03/99
  Oncore & Firstar Oncore
     Premier.......................           17,415          $  9.314702     $   162,213      1.4%          (6.85)%     01/03/99
1998
  Investar Vision & Top Spectrum...          179,803          $ 10.425769     $ 1,874,581      1.4%          (2.78)%
1997
  Investar Vision & Top Spectrum...          100,248          $ 10.724151     $ 1,075,071      1.4%           7.24%      01/04/97
FIRST AMERICAN EQUITY INCOME
  SUBACCOUNT (NOTE 7)
2001
  Investar Vision & Top Spectrum...          483,385          $ 13.734218     $ 6,638,921      1.4%           2.17%      12/14/01
  Oncore & Firstar Oncore Flex.....           19,999          $  9.118447     $   182,356      1.5%           2.16%      12/14/01
  Oncore & Firstar Oncore Value....           56,040          $  9.277449     $   519,912      0.9%           2.19%      12/14/01
  Oncore & Firstar Oncore
     Premier.......................          402,235          $  9.144698     $ 3,678,316      1.4%           2.17%      12/14/01
  Oncore & Firstar Oncore Xtra.....          182,743          $  9.144698     $ 1,671,126      1.4%           2.17%      12/14/01
  Oncore & Firstar Oncore Lite.....            7,847          $  9.144698     $    71,759      1.4%           2.17%      12/14/01

---------------
  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the 12-month period indicated or from the inception date through the end of the period.

***  Accumulation units are rounded to the nearest whole number.

(4)  RISK AND ADMINISTRATIVE EXPENSE

     At the end of each valuation period ONLIC charges an amount equal to 0.25% on an annual basis of the contract value for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

     Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate presently ranging from 0.65% to 1.25%, depending upon the contract, for mortality and expense risk on an annual basis.

     Both the administrative expense and the mortality & expense risk fees are assessed against each contract through the daily unit value calculation.

     The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

     The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5)  CONTRACT CHARGES

     The Company offers deferred variable annuity contracts through the account. The primary distribution for the contracts is through an affiliate: however, other distributors are utilized.

     Combination contracts are annual premium variable annuities. There is no surrender charge.

     Back Load contracts are flexible premium combination annuities. There is a surrender charge equal to 5% of payments in the last eight years on the amount surrendered.

     VIA contracts are variable interest annuities. There is a surrender charge equal to 5% of payments in the last eight years on the amount surrendered.

     Top I contracts are flexible premium variable annuities. There is a surrender charge equal to 5% of payments in the last eight years on the amount surrendered.

     Top Tradition contracts are flexible premium variable annuities. There is a surrender charge equal to 7.75% of payments in the last eight years on the amount surrendered.

     Top Plus contracts are single premium variable annuities. The surrender charge ranges from 6% during the first year to 0% if surrender in the seventh year or later.

     Investar Vision and Top spectrum contracts are flexible premium variable annuities. The surrender charge ranges from 7% during the first year to 0% if surrendered in the eighth year or later.

     Top Explorer contracts are flexible premium variable annuities. The surrender charge ranges from 7% during the first year to 0% if surrendered in the eighth year or later.

     Oncore & Firstar Oncore Flex are flexible premium variable annuities. There is no surrender charge.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     Oncore & Firstar Oncore Value are flexible premium variable annuities. The surrender charge ranges from 6% during the first year to 0% if surrendered in the seventh year or later.

     Oncore & Firstar Oncore Premier are flexible premium variable annuities. The surrender charge ranges from 6% during the first year to 0% if surrendered in the seventh year or later.

     Oncore & Firstar Oncore Xtra are flexible premium variable annuities. The surrender charge ranges from 9% during the first year to 0% if surrendered in the ninth year or later.

     Oncore & Firstar Oncore Lite are flexible premium variable annuities. The surrender charge ranges from 7% during the first year to 0% if surrendered in the fourth year or later.

     No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 7% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

     A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

     State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.

     Each year on the contract anniversary (or at the time of surrender of the contract), ONLIC will deduct a contract administration charge of $30 from the accumulation value to reimburse it for the expense relating to the maintenance of the contract. Total contract administration charges for the Account amounted to approximately $1,081,000 and $618,000 during 2001 and 2000, respectively. These contract charges are assessed for each contract by liquidating units.

(6)  FEDERAL INCOME TAXES

     Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

(7)  FUND SUBSTITUTIONS

     Effective October 26, 2001, the Subaccounts of the Brinson Series Trust Growth & Income, Small Cap and Strategic Income portfolios were terminated and replaced with the Subaccounts of the Alliance Capital Growth & Income, Quasar and Global Bond portfolios, respectively.

     Effective December 17, 2001, the Subaccounts of the Ohio National Fund, Inc. Relative Value and Firstar Growth & Income portfolios were terminated and replaced with the Subaccount of the First American Insurance Portfolios, Inc. Equity Income portfolio.

(8)  NEW ACCOUNTING PRONOUNCEMENTS

     In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires Separate Accounts presenting financial statements in conformity with accounting principles generally accepted in the United States of America to disclose financial highlights which include expense ratios and total return. The adoption of the guide had no financial impact on the Account.

OHIO NATIONAL VARIABLE ACCOUNT A

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of
  The Ohio National Life Insurance Company and
Contract Owners of Ohio National
  Variable Account A:

We have audited the accompanying statement of assets and contract owners' equity of Ohio National Variable Account A (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 15, 2002

                        OHIO NATIONAL VARIABLE ACCOUNT A


                                    FORM N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


The following financial statements of the Registrant are included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG LLP dated February 15, 2002

      Statement of Assets and Contract Owners' Equity, December 31, 2001

      Statements of Operations for the Two Periods Ended December 31, 2001 and 2000

      Statements of Changes in Contract Owners' Equity for the Two Periods Ended December 31, 2001 and 2000


      Notes to Financial Statements, December 31, 2001


The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG LLP dated February 1, 2002

      Consolidated Balance Sheets, December 31, 2001 and 2000

      Consolidated Statements of Income for the Years Ended December 31, 2001, 2000 and 1999

      Consolidated Statements of Equity for the Years Ended December 31, 2001, 2000 and 1999

      Consolidated Statements of Cash Flows for the Years Ended December 31, 2001, 2000 and 1999

      Notes to Consolidated Financial Statements, December 31, 2001, 2000 and
      1999


Consent of the following:
      KPMG LLP


Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43515).

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of "ONcore" Variable Annuities was filed as Exhibit (3)(d) of the Registrant's Form N-4, Pre-effective Amendment No. 2 on April 16, 1998.

      (3)(e) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on April 10, 1998
             (File no. 333-43515).

      (3)(f) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on
             April 10, 1998 (File no. 333-43515).

      (4) Variable Deferred Annuity Contract, Form 98-VA-2, was filed as Exhibit (4) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43515).

      (5)(a) Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant's registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 22 on March 2, 1998 (File no. 2-91213) and
             Exhibit (8)(a) of the Registrant's Form N-4, Post-effective Amendment no. 2 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Individual Underwriting
                                   Operations

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Vice President, Senior Investment Officer

Robert A. Bowen*                   Senior Vice President, Information Systems


Roylene M. Broadwell*              Vice President, Sales Compensation



Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Vice President, Senior Investment Officer

George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

Robert Conway*                     Vice President, PGA Marketing, Eastern Division

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Human Resources & Corporate Services

Michael J. Ferry*                  Vice President, Information Systems

Jerry A. Grundhofer                Director
601 Second Avenue, Suite 2906
Minneapolis, Minnesota 55402

Dianne S. Hagenbuch*               Vice President, Corporate Relations & Communications

Michael F. Haverkamp*              Senior Vice President and General Counsel


John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103


John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

William J. McFadden*              Vice President, PGA Marketing, Western Division

James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Thomas O. Olson*                  Vice President, Chief Underwriting Officer

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Executive Vice President,
                                  Strategic Initiatives

George B. Pearson, Jr.*           Vice President, PGA Marketing

William C. Price*                 Vice President and Counsel

J. Donald Richardson*             Senior Regional Vice President


Arthur J. Roberts*                Vice President, Controller and Treasurer


D. Gates Smith*                   Director and Executive Vice President, Agency
                                  and Group Distribution

Michael D. Stohler*               Director and Vice President, Mortgages and
                                  Real Estate

Barbara A. Turner*                Vice President, Broker Dealer Operations

Dennis C. Twarogowski*            Vice President, Career Marketing

Dr. David S. Williams*            Vice President and Medical Director


*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company

ONE Fund, Inc.                                               Maryland      (more than) 10%
(registered investment company)

Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Ageny of Massachusetts, Inc.         Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.


ITEM 27.  NUMBER OF CONTRACTOWNERS

As of January 16, 2002, the Registrant's contracts were owned by 39,139 owners.

ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is presently Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      James I. Miller                      Vice President and Director
      Trudy K. Backus                      Vice President and Director
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer & Compliance Officer


The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------

$71,902,574                       None                          None                   None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        U.S. Bank, N.A. ("Custodian")

        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life

Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by The Ohio National Life Insurance Company.


(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 10th day of April, 2002.


                          OHIO NATIONAL VARIABLE ACCOUNT A
                                    (Registrant)

                           By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)


                           By /s/John J. Palmer
                              -----------------------------------------
                            John J. Palmer, Executive Vice President,
                                       Strategic Initiatives

Attest:
/s/Ronald L. Benedict
--------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 10th day of April, 2002.


                              THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                           By /s/John J. Palmer
                              -----------------------------------------
                            John J. Palmer, Executive Vice President,
                                       Strategic Initiatives

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                         Date
---------                                  -----                         ----


 s/David B. O'Maley                        Chairman, President,          April 10, 2002
--------------------------------           Chief Executive Officer
 David B. O'Maley                          and Director

*s/Dale P. Brown                           Director                      April 10, 2002
--------------------------------
 Dale P. Brown


*s/Jack E. Brown                           Director                      April 10, 2002
--------------------------------
 Jack E. Brown


*s/William R. Burleigh                     Director                      April 10, 2002
--------------------------------
 William R. Burleigh


*s/Victoria B. Buyniski Gluckman           Director                      April 10, 2002
--------------------------------
 Victoria B. Buyniski Gluckman

                                           Director
--------------------------------
 George E. Castrucci


*s/Raymond R. Clark                        Director                      April 10, 2002
--------------------------------
 Raymond R. Clark


 s/Ronald J. Dolan                         Director                      April 10, 2002
--------------------------------
 Ronald J. Dolan

                                           Director
--------------------------------
 Jerry A. Grundhofer

                                           Director
--------------------------------
 John W. Hayden

*s/James F. Orr                            Director                      April 10, 2002
--------------------------------
 James F. Orr


s/John J. Palmer                           Director                      April 10, 2002
--------------------------------
 John J. Palmer


 s/D. Gates Smith                Director                      April 10, 2002
-------------------------
 D. Gates Smith



*By s/ John J. Palmer
-------------------------
 John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS

                                                                              Page Number in
Exhibit                                                                       Sequential
Number                  Description                                           Numbering System
------                  -----------                                           ----------------

                        Consent of KPMG LLP



                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     The Ohio National Life Insurance Company and
Contract Owners of
     Ohio National Variable Account A:


We consent to use of our reports for Ohio National Variable Account A dated February 15, 2002 and for The Ohio National Life Insurance Company and subsidiaries dated February 1, 2002 included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information in post-effective amendment no. 13 to File No. 333-43515.


KPMG LLP




Columbus, Ohio
April 12, 2002